Schedule of Investments

ARIZONA TAX-EXEMPT FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.4%
Arizona – 89.7%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$918
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,008
5.00%, 7/1/41	1,000	1,006
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	514
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/43	705	775
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	378
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	464
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds,
5.00%, 11/1/41	545	596
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	850
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	944
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,712
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	433
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	515
5.00%, 7/1/30	500	514
5.00%, 7/1/31	600	617
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 89.7%continued
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	$500	$539
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/37	1,000	1,134
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	793
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	277
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/36	305	312
Maricopa County Elementary School District No. 1 G.O. Unlimited Bonds, Series B, Project of 2022 (BAM Insured),
5.00%, 7/1/42	540	588
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	266
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,035
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AGM Insured),
5.00%, 7/1/30	275	301
NORTHERN FUNDS QUARTERLY REPORT  0 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 89.7%continued
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	$625	$654
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,358
5.00%, 7/1/47	1,000	1,031
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	272
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	2,000	2,066
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,276
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,514
Maricopa County Tempe Elementary School District No. 3 G.O. Unlimited Bonds, Series A, Project of 2022,
5.00%, 7/1/36	725	822
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	551
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	1,000	1,049
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	404
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 89.7%continued
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	$650	$668
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	406
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,037
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	980
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,610
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,030
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	873
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	741
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,014
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	835
5.00%, 7/1/47	750	812
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	961
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	719
FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 89.7%continued
Pima County Sewer Revenue Refunding Bonds,
5.00%, 7/1/35	$625	$711
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,216
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,112
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,798
Sedona Excise TRB (AGM Insured),
5.00%, 7/1/41	100	107
Tempe Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/32	550	623
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	456
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/29	955	1,027
		49,222
Colorado – 2.0%
Colorado Springs School District No. 11 COPS (BAM Insured),
5.25%, 12/15/48	990	1,076
Florida – 1.0%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/27	500	524
Kansas – 0.9%
Sedgwick County Unified School District No. 262 G.O. Unlimited Refunding Bonds (AGM Insured),
4.50%, 9/1/44	515	515
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	$160	$175
Texas – 0.5%
Wink Loving Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/33	260	263
Virginia – 2.0%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	1,095	1,117
Total Municipal Bonds
(Cost $57,148)		52,892

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(3) (4)	1,212,321	$1,212
Total Investment Companies
(Cost $1,212)		1,212

Total Investments – 98.6%
(Cost $58,360)		54,104
Other Assets less Liabilities – 1.4%		756
NET ASSETS – 100.0%		$54,860

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2024 is disclosed.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual
NORTHERN FUNDS QUARTERLY REPORT  2 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued	December 31, 2024 (UNAUDITED)

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

PSF - Permanent School Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$52,892	$—	$52,892
Investment Companies	1,212	—	—	1,212
Total Investments	$1,212	$52,892	$—	$54,104

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$879	$27,719	$27,386	$99	$1,212	1,212,321
FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

BOND INDEX FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.5%
Auto Loan – 0.3%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	$100	$101
Ally Auto Receivables Trust, Series 2024-2, Class A3
4.14%, 7/16/29	100	99
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3
5.81%, 5/18/28	100	101
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	50	51
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	51
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	100	101
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 7/16/29	100	100
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	250	257
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	100	101
CarMax Auto Owner Trust, Series 2024-2, Class A3
5.50%, 1/16/29	100	102
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	102
CarMax Auto Owner Trust, Series 2024-4, Class A3
4.60%, 10/15/29	100	100
Carvana Auto Receivables Trust, Series 2024-P3, Class A3
4.26%, 10/10/29	75	74
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	25	24
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	$25	$25
Exeter Automobile Receivables Trust, Series 2024-1A, Class B
5.29%, 8/15/28	50	50
Exeter Automobile Receivables Trust, Series 2024-2A, Class C
5.74%, 5/15/29	50	51
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	50
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 7/16/29	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class B
5.29%, 8/15/30	50	50
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	50	50
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	50
Ford Credit Auto Lease Trust, Series 2024-B, Class A3
4.99%, 12/15/27	100	101
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	100	101
Ford Credit Auto Owner Trust, Series 2023-C, Class A3
5.53%, 9/15/28	100	101
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	101
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
4.07%, 7/15/29	100	99
NORTHERN FUNDS QUARTERLY REPORT  4 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	$25	$24
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	150	151
GM Financial Automobile Leasing Trust, Series 2024-3, Class A3
4.21%, 10/20/27	100	99
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3
5.45%, 6/16/28	175	177
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A3
5.13%, 4/16/29	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A3
4.40%, 8/16/29	100	100
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	50	51
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A3
4.31%, 7/16/29	50	50
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.76%, 12/18/28	100	99
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3
4.93%, 11/15/27	100	101
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	100	101
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	100	101
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3
4.57%, 3/21/29	100	100
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3
4.33%, 5/15/29	100	99
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Hyundai Auto Receivables Trust, Series 2023-B, Class A3
5.48%, 4/17/28	$100	$101
Hyundai Auto Receivables Trust, Series 2023-C, Class A3
5.54%, 10/16/28	100	101
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	100	101
Hyundai Auto Receivables Trust, Series 2024-B, Class A3
4.84%, 3/15/29	50	50
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3
5.32%, 1/18/28	50	51
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A3
4.23%, 2/15/28	50	50
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	100	102
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	100	100
Nissan Auto Lease Trust, Series 2024-B, Class A3
4.92%, 11/15/27	100	101
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 3/15/28	100	102
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	50
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.09%, 5/15/30	100	100
Santander Drive Auto Receivables Trust, Series 2023-4, Class B
5.77%, 12/15/28	50	51
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
Santander Drive Auto Receivables Trust, Series 2024-1, Class B
5.23%, 12/15/28	50	50
FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Santander Drive Auto Receivables Trust, Series 2024-1, Class C
5.45%, 3/15/30	$50	$50
Santander Drive Auto Receivables Trust, Series 2024-2, Class B
5.78%, 7/16/29	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	26
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	100	100
Santander Drive Auto Receivables Trust, Series 2024-4, Class B
4.93%, 9/17/29	50	50
Santander Drive Auto Receivables Trust, Series 2024-5, Class B
4.63%, 8/15/29	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class C
4.78%, 1/15/31	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	25	25
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	99
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
4.71%, 2/15/28	100	100
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3
5.16%, 4/17/28	100	101
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 8/15/28	100	101
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3
5.33%, 1/16/29	100	101
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3
4.40%, 6/15/29	$50	$50
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3
5.02%, 6/20/28	100	101
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A3
5.48%, 12/20/28	100	102
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	100	99
World Omni Auto Receivables Trust, Series 2023-C, Class A3
5.15%, 11/15/28	100	101
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	100	100
World Omni Auto Receivables Trust, Series 2024-C, Class A3
4.43%, 12/17/29	50	50
World Omni Select Auto Trust, Series 2024-A, Class A3
4.98%, 2/15/30	50	50
		6,492
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2023-1, Class A
4.87%, 5/15/28	150	151
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	101
American Express Credit Account Master Trust, Series 2023-3, Class A
5.23%, 9/15/28	125	126
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	102
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	102
American Express Credit Account Master Trust, Series 2024-3, Class A
4.65%, 7/15/29	100	100
NORTHERN FUNDS QUARTERLY REPORT  6 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.1%continued
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 5/15/28	$150	$151
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	100	101
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	125	126
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	134
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	150	150
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	100	98
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	150	152
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	102
Chase Issuance Trust, Series 2024-A1, Class A
4.60%, 1/16/29	100	100
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	100
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	54
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	97
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	94
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 6/15/28	100	101
First National Master Note Trust, Series 2023-2, Class A
5.77%, 9/15/29	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.1%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$100	$101
Synchrony Card Funding LLC, Series 2023-A2, Class A
5.74%, 10/15/29	100	102
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	100	101
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	100	101
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	100	101
WF Card Issuance Trust, Series 2024-A2, Class A
4.29%, 10/15/29	100	99
World Financial Network Credit Card Master Note Trust, Series 2024-B, Class A
4.62%, 5/15/31	50	50
World Financial Network Credit Card Master Trust, Series 2024-A, Class A
5.47%, 2/15/31	100	102
		3,100
Other – 0.1%
CNH Equipment Trust, Series 2023-A, Class A3
4.81%, 8/15/28	100	100
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	50	49
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	98
John Deere Owner Trust, Series 2023-B, Class A3
5.18%, 3/15/28	100	101
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	50	50
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	50	49
FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Other – 0.1%continued
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	$100	$94
Verizon Master Trust, Series 2022-6, Class A
3.67%, 1/22/29	100	100
Verizon Master Trust, Series 2023-1, Class A
4.49%, 1/22/29	100	100
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	100	102
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	100	101
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	102
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 8/20/30	100	99
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	100	100
		1,245
Total Asset-Backed Securities
(Cost $10,800)		10,837

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non Agency – 0.8%
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	240
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	240
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	192
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	194
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	292
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	97
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	$300	$293
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	184
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	269
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	349
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	419
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	167
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	169
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	190
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	207
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	188
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	131
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	146
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	177
BBCMS Mortgage Trust, Series 2024-C30, Class A5
5.53%, 11/15/57	200	204
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	144
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	96
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	194
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.59%, 10/10/51(1)	125	115
NORTHERN FUNDS QUARTERLY REPORT  8 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	$100	$96
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	178
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	418
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	416
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	82
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	164
BMO Mortgage Trust, Series 2024-C10, Class A5
5.48%, 11/15/57	200	203
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	237
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	240
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	192
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	194
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	134
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	240
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	145
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	239
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	$100	$97
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	194
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	191
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	191
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.51%, 8/15/57(1)	150	125
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	290
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	175	170
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	239
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	84
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	193
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	238
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	191
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	145
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	136
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	269
FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	$150	$143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	92
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	289
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	96
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	181
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	190
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	96
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	97
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	195
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	231
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	425
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	178
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	192
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	$250	$258
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	240
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	94
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	167
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	95
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	144
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	194
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	145
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	193
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	96
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	145
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	96
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	241
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	238
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	96
NORTHERN FUNDS QUARTERLY REPORT  10 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4
3.47%, 11/15/50	$200	$191
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	94
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	145
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	97
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	188
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	89
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	436
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 4/15/54	500	423
		17,532
Total Commercial Mortgage-Backed Securities
(Cost $18,914)		17,532

CORPORATE BONDS – 20.8%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	296
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	518
		814
Aerospace & Defense – 0.8%
Boeing (The) Co.,
2.20%, 2/4/26	2,829	2,743
2.70%, 2/1/27	219	209
6.26%, 5/1/27	2,500	2,560
3.25%, 2/1/28	1,366	1,285
3.25%, 3/1/28	55	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Aerospace & Defense – 0.8%continued
3.20%, 3/1/29	$159	$146
2.95%, 2/1/30	250	223
5.15%, 5/1/30	43	42
6.13%, 2/15/33	135	140
6.63%, 2/15/38	100	104
5.81%, 5/1/50	1,060	984
GE Capital Funding LLC,
4.55%, 5/15/32	540	520
General Dynamics Corp.,
2.63%, 11/15/27	104	99
3.75%, 5/15/28	246	239
4.25%, 4/1/40	100	87
2.85%, 6/1/41	160	114
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	186
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	180
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,012
4.40%, 6/15/28	449	441
5.50%, 8/15/54	100	96
Lockheed Martin Corp.,
3.55%, 1/15/26	298	295
5.25%, 1/15/33	1,500	1,516
3.60%, 3/1/35	135	118
4.07%, 12/15/42	168	140
3.80%, 3/1/45	230	182
4.09%, 9/15/52	20	16
Northrop Grumman Corp.,
3.25%, 1/15/28	500	478
5.05%, 11/15/40	250	235
4.75%, 6/1/43	250	224
3.85%, 4/15/45	8	6
4.03%, 10/15/47	252	198
Precision Castparts Corp.,
4.38%, 6/15/45	350	299
RTX Corp.,
1.90%, 9/1/31	71	58
2.38%, 3/15/32	68	56
4.50%, 6/1/42	250	217
4.80%, 12/15/43	600	533
3.75%, 11/1/46	750	567
6.40%, 3/15/54	300	327
FIXED INCOME FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Aerospace & Defense – 0.8%continued
Textron, Inc.,
2.45%, 3/15/31	$250	$213
		17,140
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.85%, 3/27/30	750	683
3.25%, 3/27/40	75	58
Ralph Lauren Corp.,
2.95%, 6/15/30	100	91
		832
Asset Management – 0.3%
Ameriprise Financial, Inc.,
2.88%, 9/15/26	435	423
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	216
Ares Capital Corp.,
3.88%, 1/15/26	620	613
Barings BDC, Inc.,
3.30%, 11/23/26	200	192
BlackRock Funding, Inc.,
4.70%, 3/14/29	500	500
4.90%, 1/8/35	200	196
Blackrock, Inc.,
1.90%, 1/28/31	720	607
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	287
6.00%, 11/22/34 (2)	200	195
Blue Owl Capital Corp.,
5.95%, 3/15/29	400	402
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	210
5.80%, 3/15/30 (2)	400	394
Blue Owl Finance LLC,
4.13%, 10/7/51	200	146
Charles Schwab (The) Corp.,
3.45%, 2/13/26	280	276
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (3)	400	408
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (3)	400	412
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34 (3)	300	315
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Asset Management – 0.3%continued
Franklin Resources, Inc.,
2.95%, 8/12/51	$150	$93
FS KKR Capital Corp.,
3.25%, 7/15/27	200	190
Hercules Capital, Inc.,
3.38%, 1/20/27	100	96
Raymond James Financial, Inc.,
3.75%, 4/1/51	100	73
Voya Financial, Inc.,
4.80%, 6/15/46	100	85
		6,329
Automotive – 0.5%
American Honda Finance Corp.,
4.90%, 3/12/27	1,000	1,002
Aptiv Swiss Holdings Ltd.,
4.65%, 9/13/29	400	388
4.15%, 5/1/52	300	214
BorgWarner, Inc.,
4.38%, 3/15/45	170	139
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,011
7.12%, 11/7/33	1,800	1,879
General Motors Co.,
6.80%, 10/1/27	118	123
5.00%, 10/1/28	227	226
5.60%, 10/15/32	183	185
6.25%, 10/2/43	350	347
6.75%, 4/1/46	145	151
5.40%, 4/1/48	267	236
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	622
6.00%, 1/9/28	500	513
2.40%, 4/10/28	119	109
5.80%, 6/23/28	500	510
2.40%, 10/15/28	254	230
5.65%, 1/17/29	84	85
4.30%, 4/6/29	82	79
3.60%, 6/21/30	99	91
2.35%, 1/8/31	33	28
3.10%, 1/12/32	33	28
Lear Corp.,
3.55%, 1/15/52	200	131
NORTHERN FUNDS QUARTERLY REPORT  12 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Automotive – 0.5%continued
Toyota Motor Credit Corp.,
3.05%, 3/22/27	$500	$484
4.35%, 10/8/27	500	496
4.70%, 1/12/33	500	487
4.80%, 1/5/34	500	486
		10,280
Banking – 2.4%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30 (3)	100	102
Bank of America Corp.,
4.45%, 3/3/26	500	498
3.50%, 4/19/26	76	75
4.25%, 10/22/26	47	47
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	1,500	1,504
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (3)	72	69
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (3)	1,500	1,527
4.18%, 11/25/27	146	143
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (3)	18	17
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (3)	106	103
(Variable, U.S. SOFR + 2.04%), 4.95%, 7/22/28 (3)	1,500	1,503
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (3)	7	7
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (3)	500	512
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (3)	299	264
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (3)	52	46
(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (3)	336	283
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	327
(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (3)	425	404
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (3)	1,403	1,376
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (3)	1,000	993
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (3)	$400	$411
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35 (3)	600	601
6.11%, 1/29/37	150	156
(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (3)	390	271
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (3)	790	610
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (3)	755	619
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (3)	810	635
Bank of America N.A.,
6.00%, 10/15/36	250	260
BankUnited, Inc.,
5.13%, 6/11/30	100	96
Citibank N.A.,
5.49%, 12/4/26	1,000	1,015
Citigroup, Inc.,
4.30%, 11/20/26	505	500
(Variable, U.S. SOFR + 1.28%), 3.07%, 2/24/28 (3)	88	85
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (3)	28	27
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	1,450	1,394
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (3)	800	678
6.63%, 6/15/32	100	107
5.88%, 2/22/33	350	357
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (3)	1,400	1,427
6.13%, 8/25/36	125	127
8.13%, 7/15/39	332	410
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (3)	180	173
5.88%, 1/30/42	30	31
(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (3)	568	398
4.65%, 7/23/48	500	429
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (3)	500	495
FIXED INCOME FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.4%continued
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35 (3)	$200	$211
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (3)	250	237
Discover Bank,
2.70%, 2/6/30	250	221
Fifth Third Bancorp,
8.25%, 3/1/38	275	330
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	390
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (3)	500	495
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29 (3)	500	516
JPMorgan Chase & Co.,
3.30%, 4/1/26	111	109
2.95%, 10/1/26	59	57
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (3)	297	285
8.00%, 4/29/27	658	706
4.25%, 10/1/27	299	297
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (3)	204	196
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (3)	176	174
(Variable, U.S. SOFR + 0.93%), 4.98%, 7/22/28 (3)	1,000	1,003
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (3)	33	33
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (3)	34	33
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (3)	800	808
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (3)	59	58
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30 (3)	500	500
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (3)	545	488
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (3)	500	511
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (3)	1,000	1,057
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35 (3)	$1,000	$1,023
(Variable, CME Term SOFR 3M + 1.62%), 3.88%, 7/24/38 (3)	100	85
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (3)	100	74
5.60%, 7/15/41	405	409
(Variable, CME Term SOFR 3M + 1.51%), 2.53%, 11/19/41 (3)	785	532
5.63%, 8/16/43	150	150
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (3)	114	94
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (3)	85	67
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (3)	400	313
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (3)	700	539
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,500	995
KeyBank N.A.,
5.00%, 1/26/33	500	480
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	495
Morgan Stanley Bank N.A.,
4.75%, 4/21/26	2,000	2,002
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	439
2.55%, 1/22/30	545	484
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30 (3)	700	710
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (3)	300	293
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (3)	400	437
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35 (3)	300	293
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (3)	300	308
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30 (3)	500	510
Synovus Bank,
5.63%, 2/15/28	250	250
NORTHERN FUNDS QUARTERLY REPORT  14 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.4%continued
Truist Bank,
3.30%, 5/15/26	$122	$119
Truist Financial Corp.,
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (3)	85	82
1.13%, 8/3/27	221	201
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (3)	1,000	995
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (3)	57	51
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30 (3)	800	807
U.S. Bancorp,
2.38%, 7/22/26	133	129
(Variable, U.S. SOFR + 1.88%), 6.79%, 10/26/27 (3)	1,000	1,034
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (3)	322	305
3.90%, 4/26/28	402	390
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (3)	500	511
1.38%, 7/22/30	143	118
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (3)	500	479
Wells Fargo & Co.,
3.00%, 10/23/26	542	526
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 6/17/27 (3)	15	15
4.30%, 7/22/27	110	108
(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (3)	275	267
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 5/22/28 (3)	585	567
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (3)	500	501
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (3)	700	699
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34 (3)	300	319
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (3)	600	598
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (3)	100	73
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (3)	1,300	1,156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (3)	$1,000	$837
Wells Fargo Bank N.A.,
5.25%, 12/11/26	1,200	1,214
5.85%, 2/1/37	500	510
6.60%, 1/15/38	50	55
Zions Bancorp N.A.,
3.25%, 10/29/29	250	223
		53,698
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	175
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	130
1.50%, 3/5/28	81	74
2.13%, 9/6/29	243	218
1.65%, 6/1/30	179	153
2.00%, 3/5/31	1,204	1,026
5.00%, 5/13/34	500	500
4.65%, 8/14/34	500	487
3.00%, 3/5/51	300	198
Constellation Brands, Inc.,
4.65%, 11/15/28	44	43
3.15%, 8/1/29	334	307
2.25%, 8/1/31	284	236
5.25%, 11/15/48	167	153
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	179
5.05%, 3/15/29	500	501
4.42%, 12/15/46	450	369
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	166
4.20%, 7/15/46	300	240
PepsiCo, Inc.,
4.50%, 7/17/29	500	499
2.75%, 3/19/30	483	439
1.63%, 5/1/30	77	66
1.95%, 10/21/31	500	416
3.88%, 3/19/60	700	527
		7,102
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
3.20%, 5/14/26	56	55
FIXED INCOME FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Biotechnology & Pharmaceuticals – 1.1%continued
2.95%, 11/21/26	$663	$644
4.80%, 3/15/29	500	500
5.05%, 3/15/34	500	494
4.05%, 11/21/39	200	171
4.85%, 6/15/44	750	681
4.25%, 11/21/49	500	407
5.40%, 3/15/54	800	770
Amgen, Inc.,
5.15%, 3/2/28	500	504
2.00%, 1/15/32	1,000	813
5.15%, 11/15/41	126	117
5.65%, 3/2/53	1,200	1,158
2.77%, 9/1/53	976	569
5.75%, 3/2/63	200	192
Biogen, Inc.,
2.25%, 5/1/30	40	35
3.15%, 5/1/50	25	16
3.25%, 2/15/51	387	250
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	132	130
3.90%, 2/20/28	726	711
4.35%, 11/15/47	1,083	895
5.55%, 2/22/54	800	776
6.40%, 11/15/63	300	322
Eli Lilly & Co.,
4.60%, 8/14/34	500	480
5.00%, 2/9/54	500	460
4.95%, 2/27/63	400	359
Gilead Sciences, Inc.,
3.65%, 3/1/26	2,000	1,976
1.20%, 10/1/27	1,050	957
5.25%, 10/15/33	500	502
2.60%, 10/1/40	100	69
4.80%, 4/1/44	185	166
4.50%, 2/1/45	150	129
4.75%, 3/1/46	168	148
4.15%, 3/1/47	60	48
Johnson & Johnson,
4.90%, 6/1/31	500	503
4.38%, 12/5/33	332	322
3.55%, 3/1/36	100	87
5.95%, 8/15/37	32	35
3.70%, 3/1/46	770	609
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Biotechnology & Pharmaceuticals – 1.1%continued
2.45%, 9/1/60	$120	$65
Merck & Co., Inc.,
1.70%, 6/10/27	263	247
1.90%, 12/10/28	279	252
3.40%, 3/7/29	389	370
2.15%, 12/10/31	688	576
3.60%, 9/15/42	25	19
3.70%, 2/10/45	60	47
2.45%, 6/24/50	800	461
5.15%, 5/17/63	200	183
Mylan, Inc.,
4.55%, 4/15/28	171	168
5.40%, 11/29/43	585	524
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	1,000	969
5.30%, 5/19/53	800	750
Pfizer, Inc.,
3.45%, 3/15/29	24	23
2.63%, 4/1/30	500	448
7.20%, 3/15/39	311	364
5.60%, 9/15/40	194	196
4.30%, 6/15/43	100	85
4.13%, 12/15/46	262	211
Pharmacia LLC,
6.60%, 12/1/28	125	133
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	250
Royalty Pharma PLC,
3.55%, 9/2/50	300	200
5.90%, 9/2/54	100	95
Sanofi S.A.,
3.63%, 6/19/28	250	242
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	6	6
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	69	68
Wyeth LLC,
5.95%, 4/1/37	625	653
Zoetis, Inc.,
3.95%, 9/12/47	250	194
4.45%, 8/20/48	40	33
		24,892
NORTHERN FUNDS QUARTERLY REPORT  16 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.15%, 11/10/26	$1,000	$1,019
3.75%, 2/15/28	1,451	1,382
2.25%, 1/15/29	484	427
2.80%, 4/1/31	1,100	928
6.55%, 6/1/34	500	512
5.75%, 4/1/48	520	445
3.90%, 6/1/52	800	514
Comcast Corp.,
4.55%, 1/15/29	2,900	2,871
3.40%, 4/1/30	1,370	1,274
4.25%, 1/15/33	400	373
7.05%, 3/15/33	140	156
3.75%, 4/1/40	1,000	805
2.89%, 11/1/51	100	60
5.35%, 5/15/53	700	649
2.99%, 11/1/63	500	283
5.50%, 5/15/64	450	420
TCI Communications, Inc.,
7.88%, 2/15/26	755	782
Time Warner Cable LLC,
6.55%, 5/1/37	68	66
7.30%, 7/1/38	705	718
6.75%, 6/15/39	130	128
		13,812
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	300	189
Albemarle Corp.,
4.65%, 6/1/27	300	298
Avery Dennison Corp.,
2.65%, 4/30/30	200	177
Cabot Corp.,
5.00%, 6/30/32	70	68
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	700	711
Dow Chemical (The) Co.,
4.25%, 10/1/34	470	427
9.40%, 5/15/39	174	231
5.25%, 11/15/41	400	372
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Chemicals – 0.3%continued
DuPont de Nemours, Inc.,
5.42%, 11/15/48	$300	$299
Eastman Chemical Co.,
4.80%, 9/1/42	200	174
4.65%, 10/15/44	100	85
Ecolab, Inc.,
2.75%, 8/18/55	300	177
FMC Corp.,
6.38%, 5/18/53	200	197
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	58
Linde, Inc.,
2.00%, 8/10/50	200	104
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	55
LYB International Finance B.V.,
5.25%, 7/15/43	565	513
LYB International Finance III LLC,
4.20%, 5/1/50	35	26
3.80%, 10/1/60	100	66
Mosaic (The) Co.,
5.45%, 11/15/33	250	248
NewMarket Corp.,
2.70%, 3/18/31	100	85
RPM International, Inc.,
3.75%, 3/15/27	100	98
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	199
2.95%, 8/15/29	167	153
2.30%, 5/15/30	153	134
2.20%, 3/15/32	475	393
4.55%, 8/1/45	30	25
Westlake Corp.,
3.60%, 8/15/26	701	687
3.38%, 6/15/30	249	229
		6,478
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	274
Block Financial LLC,
3.88%, 8/15/30	200	185
GXO Logistics, Inc.,
6.50%, 5/6/34	200	205
FIXED INCOME FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Commercial Support Services – 0.1%continued
Republic Services, Inc.,
3.38%, 11/15/27	$296	$286
3.95%, 5/15/28	432	421
2.30%, 3/1/30	118	104
5.00%, 12/15/33	300	295
Waste Connections, Inc.,
2.95%, 1/15/52	300	187
Waste Management, Inc.,
4.15%, 7/15/49	200	162
2.50%, 11/15/50	500	291
		2,410
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	300	269
CRH SMW Finance DAC,
5.20%, 5/21/29	200	201
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	485
5.50%, 12/1/54	200	189
Owens Corning,
3.40%, 8/15/26	400	391
3.88%, 6/1/30	500	471
Vulcan Materials Co.,
3.50%, 6/1/30	200	185
		2,191
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	100	59
California Institute of Technology,
4.70%, 11/1/11 (4)	110	90
Duke University,
2.68%, 10/1/44	200	141
Emory University,
2.97%, 9/1/50	500	332
Johns Hopkins University,
4.08%, 7/1/53	100	82
Massachusetts Institute of Technology,
5.60%, 7/1/11 (4)	190	191
4.68%, 7/1/14 (5)	15	13
3.89%, 7/1/16 (6)	300	210
Northwestern University,
4.64%, 12/1/44	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Consumer Services – 0.1%continued
President and Fellows of Harvard College,
2.52%, 10/15/50	$300	$181
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (7)	100	83
University of Southern California,
2.81%, 10/1/50	500	319
		1,747
Containers & Packaging – 0.1%
Amcor Finance U.S.A., Inc.,
3.63%, 4/28/26	300	295
AptarGroup, Inc.,
3.60%, 3/15/32	150	134
Berry Global, Inc.,
5.80%, 6/15/31 (2)	400	407
International Paper Co.,
6.00%, 11/15/41	480	492
Packaging Corp. of America,
3.05%, 10/1/51	200	128
Sonoco Products Co.,
2.85%, 2/1/32	300	255
WestRock MWV LLC,
7.95%, 2/15/31	100	113
WRKCo, Inc.,
4.90%, 3/15/29	350	348
		2,172
Diversified Industrials – 0.1%
3M Co.,
2.25%, 9/19/26	165	158
3.05%, 4/15/30	1,000	917
Dover Corp.,
2.95%, 11/4/29	10	9
Emerson Electric Co.,
2.80%, 12/21/51	300	186
Honeywell International, Inc.,
2.50%, 11/1/26	461	445
1.10%, 3/1/27	182	169
2.70%, 8/15/29	137	126
3.81%, 11/21/47	425	326
5.25%, 3/1/54	200	188
Illinois Tool Works, Inc.,
3.90%, 9/1/42	300	245
NORTHERN FUNDS QUARTERLY REPORT  18 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Diversified Industrials – 0.1%continued
Parker-Hannifin Corp.,
4.45%, 11/21/44	$300	$257
		3,026
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
1.20%, 6/3/27	544	504
1.65%, 5/12/28	533	485
4.65%, 12/1/29	1,000	1,007
2.88%, 5/12/41	600	441
4.95%, 12/5/44	156	149
3.10%, 5/12/51	1,000	676
4.25%, 8/22/57	400	328
eBay, Inc.,
1.40%, 5/10/26	24	23
2.60%, 5/10/31	167	144
4.00%, 7/15/42	235	187
		3,944
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	50	47
4.20%, 3/15/48	300	238
		285
Electric Utilities – 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	157
3.65%, 4/1/50	300	217
AES (The) Corp.,
5.45%, 6/1/28	350	352
Alabama Power Co.,
4.30%, 7/15/48	300	246
Ameren Illinois Co.,
3.85%, 9/1/32	500	459
Appalachian Power Co.,
7.00%, 4/1/38	75	82
Arizona Public Service Co.,
4.50%, 4/1/42	230	195
4.20%, 8/15/48	100	78
Avangrid, Inc.,
3.80%, 6/1/29	200	190
Avista Corp.,
4.00%, 4/1/52	100	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	$130	$125
3.75%, 8/15/47	475	354
3.20%, 9/15/49	400	265
5.40%, 6/1/53	200	191
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	300	285
Black Hills Corp.,
2.50%, 6/15/30	500	436
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	48
3.55%, 8/1/42	40	31
4.25%, 2/1/49	500	404
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	84
CMS Energy Corp.,
3.00%, 5/15/26	40	39
3.45%, 8/15/27	500	484
4.88%, 3/1/44	500	445
Commonwealth Edison Co.,
5.30%, 6/1/34	300	301
6.45%, 1/15/38	200	216
3.80%, 10/1/42	90	71
4.60%, 8/15/43	100	87
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	196
5.25%, 1/15/53	500	473
Consolidated Edison Co. of New York, Inc.,
5.38%, 5/15/34	300	303
5.30%, 3/1/35	150	149
5.85%, 3/15/36	100	104
6.75%, 4/1/38	100	110
5.50%, 12/1/39	85	84
3.95%, 3/1/43	120	96
4.45%, 3/15/44	100	85
3.85%, 6/15/46	100	76
4.65%, 12/1/48	100	86
6.15%, 11/15/52	500	525
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	420
FIXED INCOME FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	$100	$101
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	276
5.10%, 6/1/65	50	45
Dominion Energy, Inc.,
4.25%, 6/1/28	500	490
5.25%, 8/1/33	250	247
5.95%, 6/15/35	500	514
7.00%, 6/15/38	20	22
4.90%, 8/1/41	35	31
4.05%, 9/15/42	100	79
DTE Electric Co.,
4.05%, 5/15/48	700	561
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	32
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	114
6.10%, 6/1/37	150	156
3.75%, 6/1/45	350	268
Duke Energy Corp.,
2.65%, 9/1/26	449	435
4.50%, 8/15/32	551	525
3.75%, 9/1/46	120	88
Duke Energy Florida LLC,
6.35%, 9/15/37	340	362
3.40%, 10/1/46	290	206
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	526
6.35%, 8/15/38	25	27
4.90%, 7/15/43	500	454
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	600	580
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	100	80
Entergy Arkansas LLC,
5.75%, 6/1/54	300	297
Entergy Louisiana LLC,
3.05%, 6/1/31	950	846
4.75%, 9/15/52	300	259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
Entergy Texas, Inc.,
4.50%, 3/30/39	$150	$133
Eversource Energy,
1.65%, 8/15/30	165	137
Exelon Corp.,
5.63%, 6/15/35	75	75
4.70%, 4/15/50	100	84
4.10%, 3/15/52	550	419
FirstEnergy Corp.,
3.40%, 3/1/50	300	204
Florida Power & Light Co.,
5.65%, 2/1/37	335	343
5.95%, 2/1/38	150	157
5.96%, 4/1/39	250	261
4.13%, 2/1/42	150	125
4.05%, 6/1/42	100	82
5.60%, 6/15/54	300	300
Idaho Power Co.,
5.50%, 3/15/53	100	96
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	206
5.63%, 4/1/53	500	488
Interstate Power and Light Co.,
3.10%, 11/30/51	300	192
ITC Holdings Corp.,
3.35%, 11/15/27	200	192
MidAmerican Energy Co.,
4.80%, 9/15/43	100	90
3.65%, 8/1/48	300	223
National Grid U.S.A.,
5.80%, 4/1/35	425	425
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	700	706
8.00%, 3/1/32	50	58
4.30%, 3/15/49	125	101
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (3)	400	413
Nevada Power Co.,
6.65%, 4/1/36	100	107
5.90%, 5/1/53	600	603
6.00%, 3/15/54	200	205
NORTHERN FUNDS QUARTERLY REPORT  20 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	$1,561	$1,350
2.44%, 1/15/32	439	366
Northern States Power Co.,
4.13%, 5/15/44	200	164
5.65%, 6/15/54	400	400
Oglethorpe Power Corp.,
4.50%, 4/1/47	300	246
Ohio Power Co.,
5.65%, 6/1/34	300	302
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	158
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	170
4.10%, 11/15/48	300	238
4.60%, 6/1/52	300	252
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	508
4.55%, 7/1/30	1,909	1,848
5.90%, 6/15/32	1,091	1,120
4.50%, 7/1/40	500	432
PacifiCorp,
5.30%, 2/15/31	400	404
6.10%, 8/1/36	200	208
6.25%, 10/15/37	275	289
4.13%, 1/15/49	50	39
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	35
PG&E Recovery Funding LLC,
5.05%, 7/15/32	21	22
4.84%, 6/1/33	100	99
5.26%, 1/15/38	25	25
5.54%, 7/15/47	50	50
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	32	31
4.02%, 6/1/31	63	61
4.72%, 6/1/37	100	96
4.45%, 12/1/47	135	117
5.21%, 12/1/47	100	96
4.67%, 12/1/51	100	89
5.10%, 6/1/52	100	95
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	296
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
4.15%, 6/15/48	$300	$243
Public Service Co. of Colorado,
4.10%, 6/15/48	300	234
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	41
3.65%, 9/1/42	30	23
4.05%, 5/1/48	300	239
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	606
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	79
5.64%, 4/15/41	340	334
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	135
5.35%, 4/1/53	300	283
SCE Recovery Funding LLC,
5.11%, 12/15/47	100	94
Sempra,
3.25%, 6/15/27	150	144
6.00%, 10/15/39	250	255
Southern (The) Co.,
3.70%, 4/30/30	900	845
4.40%, 7/1/46	1,000	828
Southern California Edison Co.,
6.00%, 1/15/34	100	105
5.35%, 7/15/35	400	399
5.55%, 1/15/37	275	273
5.95%, 2/1/38	710	727
6.05%, 3/15/39	50	52
5.50%, 3/15/40	150	146
3.90%, 3/15/43	150	118
4.13%, 3/1/48	90	70
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	243
3.90%, 4/1/45	170	127
Tampa Electric Co.,
4.10%, 6/15/42	50	41
4.30%, 6/15/48	100	81
Tucson Electric Power Co.,
5.50%, 4/15/53	200	191
Union Electric Co.,
3.90%, 9/15/42	50	40
4.00%, 4/1/48	250	194
FIXED INCOME FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electric Utilities – 1.9%continued
5.25%, 1/15/54	$250	$233
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	43
8.88%, 11/15/38	100	130
4.65%, 8/15/43	150	132
4.45%, 2/15/44	75	64
3.80%, 9/15/47	125	94
5.35%, 1/15/54	300	283
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	100
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	82
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	88
3.30%, 9/1/49	150	103
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	952
6.50%, 7/1/36	100	107
		41,893
Electrical Equipment – 0.2%
Amphenol Corp.,
4.75%, 3/30/26	500	500
Carrier Global Corp.,
2.72%, 2/15/30	1,000	894
6.20%, 3/15/54	75	79
Fortive Corp.,
4.30%, 6/15/46	105	85
Hubbell, Inc.,
2.30%, 3/15/31	150	127
Johnson Controls International PLC,
5.13%, 9/14/45	6	5
(Step to 4.95% on 7/2/64), 4.95%, 7/2/64 (8)	110	93
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,
4.90%, 12/1/32	500	487
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	182
Lennox International, Inc.,
5.50%, 9/15/28	200	203
Otis Worldwide Corp.,
3.36%, 2/15/50	200	138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Electrical Equipment – 0.2%continued
Rockwell Automation, Inc.,
4.20%, 3/1/49	$100	$82
2.80%, 8/15/61	100	56
Trane Technologies Financing Ltd.,
3.50%, 3/21/26	250	247
4.65%, 11/1/44	35	31
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	152
Trimble, Inc.,
6.10%, 3/15/33	200	208
Vontier Corp.,
2.95%, 4/1/31	200	172
		3,741
Engineering & Construction – 0.0%
Nature Conservancy (The),
3.96%, 3/1/52	50	40
Entertainment Content – 0.3%
Discovery Communications LLC,
4.90%, 3/11/26	45	45
Electronic Arts, Inc.,
1.85%, 2/15/31	300	249
Fox Corp.,
5.58%, 1/25/49	300	279
Netflix, Inc.,
6.38%, 5/15/29	600	636
Paramount Global,
4.20%, 5/19/32	600	529
5.85%, 9/1/43	197	171
5.25%, 4/1/44	30	23
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	400
Walt Disney (The) Co.,
3.70%, 3/23/27	297	292
6.40%, 12/15/35	31	34
4.13%, 12/1/41	105	88
4.95%, 10/15/45	1,200	1,099
3.60%, 1/13/51	400	295
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	400	353
5.14%, 3/15/52	800	597
5.39%, 3/15/62	700	517
		5,607
NORTHERN FUNDS QUARTERLY REPORT  22 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Food – 0.3%
Conagra Brands, Inc.,
1.38%, 11/1/27	$85	$77
7.00%, 10/1/28	200	212
4.85%, 11/1/28	100	99
5.30%, 11/1/38	200	188
General Mills, Inc.,
2.88%, 4/15/30	218	196
2.25%, 10/14/31	432	361
Hershey (The) Co.,
2.30%, 8/15/26	365	353
4.25%, 5/4/28	200	198
Hormel Foods Corp.,
1.70%, 6/3/28	500	453
3.05%, 6/3/51	100	65
Ingredion, Inc.,
3.20%, 10/1/26	250	243
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	206
6.50%, 11/15/53	200	215
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
3.63%, 1/15/32	400	353
7.25%, 11/15/53	400	441
Kellanova,
5.75%, 5/16/54	200	200
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	392
4.88%, 10/1/49	800	685
McCormick & Co., Inc.,
4.95%, 4/15/33	200	195
Mondelez International, Inc.,
3.00%, 3/17/32	500	433
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	372
The Campbell's Co.,
3.13%, 4/24/50	350	226
Tyson Foods, Inc.,
5.10%, 9/28/48	300	267
		6,430
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	561
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	$1,000	$956
6.59%, 10/15/37	105	116
4.30%, 12/1/42	75	63
3.45%, 5/1/50	12	8
3.25%, 6/1/51	58	39
Atmos Energy Corp.,
4.15%, 1/15/43	250	208
4.13%, 10/15/44	75	61
6.20%, 11/15/53	200	213
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	505
5.85%, 1/15/41	50	50
National Fuel Gas Co.,
5.50%, 10/1/26	300	302
NiSource, Inc.,
4.80%, 2/15/44	580	512
ONE Gas, Inc.,
4.25%, 9/1/32	150	142
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	176
Southern California Gas Co.,
3.75%, 9/15/42	250	196
4.30%, 1/15/49	125	102
5.60%, 4/1/54	150	147
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	304
Southwest Gas Corp.,
3.80%, 9/29/46	50	37
Spire Missouri, Inc.,
3.30%, 6/1/51	100	67
Washington Gas Light Co.,
3.65%, 9/15/49	100	72
		4,276
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	174
Aetna, Inc.,
6.63%, 6/15/36	40	42
6.75%, 12/15/37	150	158
AHS Hospital Corp.,
5.02%, 7/1/45	100	94
FIXED INCOME FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Health Care Facilities & Services – 0.9%continued
Ascension Health,
2.53%, 11/15/29	$750	$674
Cardinal Health, Inc.,
4.50%, 11/15/44	200	165
Cencora, Inc.,
4.25%, 3/1/45	60	49
4.30%, 12/15/47	100	81
Centene Corp.,
2.63%, 8/1/31	1,000	824
Cigna Group (The),
2.38%, 3/15/31	845	716
4.80%, 7/15/46	880	753
3.40%, 3/15/50	100	66
5.60%, 2/15/54	100	94
CommonSpirit Health,
3.82%, 10/1/49	200	148
CVS Health Corp.,
1.30%, 8/21/27	39	35
4.30%, 3/25/28	234	227
3.25%, 8/15/29	191	174
3.75%, 4/1/30	386	353
4.13%, 4/1/40	17	13
5.30%, 12/5/43	350	305
5.13%, 7/20/45	1,286	1,083
5.05%, 3/25/48	319	263
6.00%, 6/1/63	400	365
Dignity Health,
5.27%, 11/1/64	200	179
Elevance Health, Inc.,
4.10%, 3/1/28	245	240
6.38%, 6/15/37	500	530
4.63%, 5/15/42	325	281
3.60%, 3/15/51	300	209
5.65%, 6/15/54	300	288
5.70%, 2/15/55	300	289
HCA, Inc.,
4.50%, 2/15/27	1,426	1,412
5.50%, 6/1/33	500	495
5.50%, 6/15/47	330	301
5.25%, 6/15/49	50	43
4.63%, 3/15/52	150	117
6.00%, 4/1/54	300	286
5.95%, 9/15/54	100	95
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Health Care Facilities & Services – 0.9%continued
6.10%, 4/1/64	$200	$191
Humana, Inc.,
5.75%, 12/1/28	500	509
3.13%, 8/15/29	85	78
5.50%, 3/15/53	300	268
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	347
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	258
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	81
Novant Health, Inc.,
3.32%, 11/1/61	120	76
NYU Langone Hospitals,
4.37%, 7/1/47	200	171
Quest Diagnostics, Inc.,
3.45%, 6/1/26	56	55
4.20%, 6/30/29	59	57
6.40%, 11/30/33	400	429
Sutter Health,
4.09%, 8/15/48	500	403
UnitedHealth Group, Inc.,
3.45%, 1/15/27	300	294
3.70%, 5/15/27	55	54
3.88%, 12/15/28	218	211
4.25%, 1/15/29	500	490
4.00%, 5/15/29	600	580
2.00%, 5/15/30	216	186
2.30%, 5/15/31	200	170
5.80%, 3/15/36	250	258
6.63%, 11/15/37	640	704
6.88%, 2/15/38	170	192
4.38%, 3/15/42	219	187
4.75%, 7/15/45	281	248
5.05%, 4/15/53	750	676
3.13%, 5/15/60	900	537
5.50%, 4/15/64	100	94
5.75%, 7/15/64	700	683
		20,108
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	472
NORTHERN FUNDS QUARTERLY REPORT  24 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Home & Office Products – 0.0%continued
Whirlpool Corp.,
5.75%, 3/1/34	$200	$196
		668
Home Construction – 0.0%
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	40
Lennar Corp.,
4.75%, 11/29/27	200	199
Masco Corp.,
1.50%, 2/15/28	500	451
MDC Holdings, Inc.,
2.50%, 1/15/31	200	173
NVR, Inc.,
3.00%, 5/15/30	100	90
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	141
		1,094
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	77
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	197
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	102
4.38%, 6/15/45	150	123
4.15%, 3/15/47	70	55
5.15%, 5/15/53	100	94
Haleon U.S. Capital LLC,
3.63%, 3/24/32	1,000	905
Kenvue, Inc.,
4.90%, 3/22/33	200	197
5.05%, 3/22/53	200	186
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	396
3.20%, 7/30/46	25	18
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	731
1.20%, 10/29/30	706	583
		3,664
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	$100	$89
Institutional Financial Services – 1.0%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	485
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (3)	1,000	975
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30 (3)	500	501
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (3)	500	481
CME Group, Inc.,
3.75%, 6/15/28	300	292
5.30%, 9/15/43	45	45
Goldman Sachs Group (The), Inc.,
3.75%, 2/25/26	962	951
5.95%, 1/15/27	613	628
3.85%, 1/26/27	623	611
(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (3)	299	297
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (3)	108	102
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (3)	445	422
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (3)	579	563
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (3)	70	67
3.80%, 3/15/30	500	469
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (3)	2,000	1,652
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34 (3)	400	430
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (3)	700	714
(Variable, CME Term SOFR 3M + 1.69%), 4.41%, 4/23/39 (3)	500	441
6.25%, 2/1/41	192	202
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	808	590
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (3)	400	298
4.80%, 7/8/44	350	310
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	750	682
FIXED INCOME FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Institutional Financial Services – 1.0%continued
Invesco Finance PLC,
3.75%, 1/15/26	$200	$198
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	337
6.20%, 4/14/34	200	206
Morgan Stanley,
3.88%, 1/27/26	164	163
6.25%, 8/9/26	100	102
3.63%, 1/20/27	27	27
3.95%, 4/23/27	1,190	1,166
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (3)	980	939
(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (3)	164	156
(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (3)	590	562
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30 (3)	1,000	1,018
(Variable, U.S. SOFR + 1.22%), 5.04%, 7/19/30 (3)	700	698
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (3)	36	29
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	54
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (3)	500	497
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35 (3)	700	696
(Variable, U.S. SOFR + 1.36%), 2.48%, 9/16/36 (3)	600	488
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (3)	800	802
(Variable, U.S. SOFR + 1.49%), 3.22%, 4/22/42 (3)	1,031	764
6.38%, 7/24/42	300	325
4.30%, 1/27/45	784	647
Nasdaq, Inc.,
5.95%, 8/15/53 (9)	500	505
State Street Corp.,
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (3)	300	291
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (3)	400	397
		23,275
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Insurance – 0.7%
Aflac, Inc.,
3.60%, 4/1/30	$500	$470
Allstate (The) Corp.,
4.50%, 6/15/43	45	38
4.20%, 12/15/46	100	80
3.85%, 8/10/49	100	75
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	231
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.38%, 6/30/50	400	331
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	300	221
Aon North America, Inc.,
5.13%, 3/1/27	2,000	2,014
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	143
Arthur J Gallagher & Co.,
5.75%, 3/2/53	250	246
Assurant, Inc.,
4.90%, 3/27/28	215	214
Athene Holding Ltd.,
6.65%, 2/1/33	300	318
6.25%, 4/1/54	100	100
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40 (3)	200	188
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	156
4.40%, 5/15/42	100	91
4.30%, 5/15/43	440	381
4.25%, 1/15/49	300	251
Berkshire Hathaway, Inc.,
4.50%, 2/11/43	255	236
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	163
Brown & Brown, Inc.,
4.95%, 3/17/52	200	171
Chubb (The) Corp.,
6.00%, 5/11/37	50	53
6.50%, 5/15/38	85	94
Chubb INA Holdings LLC,
3.35%, 5/3/26	1,000	984
NORTHERN FUNDS QUARTERLY REPORT  26 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Insurance – 0.7%continued
6.70%, 5/15/36	$50	$55
4.15%, 3/13/43	100	84
2.85%, 12/15/51	300	190
CNA Financial Corp.,
5.50%, 6/15/33	200	202
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	241
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	121
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	123
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	104
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	199
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	293
Lincoln National Corp.,
3.63%, 12/12/26	148	145
3.80%, 3/1/28	117	113
6.30%, 10/9/37	100	104
Loews Corp.,
4.13%, 5/15/43	75	62
Markel Group, Inc.,
5.00%, 5/20/49	200	174
3.45%, 5/7/52	300	200
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	75	74
2.25%, 11/15/30	255	220
5.88%, 8/1/33	100	104
5.15%, 3/15/34	500	498
5.45%, 3/15/53	200	193
MetLife, Inc.,
6.38%, 6/15/34	485	522
4.13%, 8/13/42	260	216
4.72%, 12/15/44	370	327
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	35
5.50%, 3/15/53	200	191
Progressive (The) Corp.,
2.45%, 1/15/27	250	240
4.20%, 3/15/48	300	245
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Insurance – 0.7%continued
Prudential Financial, Inc.,
3.00%, 3/10/40	$300	$222
3.91%, 12/7/47	344	262
3.94%, 12/7/49	335	253
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	206
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	86
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	404
4.00%, 5/30/47	315	249
Unum Group,
4.13%, 6/15/51	200	148
W R Berkley Corp.,
3.55%, 3/30/52	200	138
Willis North America, Inc.,
2.95%, 9/15/29	500	455
		14,955
Internet Media & Services – 0.2%
Alphabet, Inc.,
1.10%, 8/15/30	300	250
2.05%, 8/15/50	75	42
2.25%, 8/15/60	400	217
Booking Holdings, Inc.,
4.63%, 4/13/30	200	198
Expedia Group, Inc.,
4.63%, 8/1/27	300	299
Meta Platforms, Inc.,
4.60%, 5/15/28	300	300
4.30%, 8/15/29	1,000	988
4.55%, 8/15/31	1,000	984
4.95%, 5/15/33	1,800	1,803
Uber Technologies, Inc.,
5.35%, 9/15/54	250	232
		5,313
IT Services – 0.1%
Accenture Capital, Inc.,
4.25%, 10/4/31	200	192
IBM International Capital Pte. Ltd.,
5.30%, 2/5/54	300	277
International Business Machines Corp.,
3.45%, 2/19/26	196	193
1.70%, 5/15/27	400	374
FIXED INCOME FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
IT Services – 0.1%continued
6.50%, 1/15/28	$226	$237
3.50%, 5/15/29 (10)	—	—
1.95%, 5/15/30	797	685
4.25%, 5/15/49	500	402
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	458
Leidos, Inc.,
5.75%, 3/15/33	300	304
		3,122
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	305
Las Vegas Sands Corp.,
6.20%, 8/15/34	500	503
Marriott International, Inc.,
3.13%, 6/15/26	130	127
4.80%, 3/15/30	400	396
2.85%, 4/15/31	500	437
McDonald's Corp.,
4.80%, 8/14/28	700	701
4.88%, 12/9/45	200	180
4.45%, 3/1/47	350	294
4.45%, 9/1/48	112	94
5.45%, 8/14/53	300	288
Starbucks Corp.,
3.50%, 11/15/50	600	415
		3,740
Leisure Products – 0.0%
Brunswick Corp.,
5.10%, 4/1/52	200	156
Hasbro, Inc.,
6.35%, 3/15/40	50	50
		206
Machinery – 0.3%
Caterpillar Financial Services Corp.,
0.90%, 3/2/26	95	91
1.70%, 1/8/27	186	176
3.60%, 8/12/27	500	489
Caterpillar, Inc.,
3.80%, 8/15/42	185	150
4.30%, 5/15/44	235	203
3.25%, 9/19/49	220	153
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Machinery – 0.3%continued
Deere & Co.,
3.75%, 4/15/50	$633	$487
Eaton Corp.,
3.10%, 9/15/27	250	241
4.35%, 5/18/28	500	496
4.70%, 8/23/52	200	176
Flowserve Corp.,
2.80%, 1/15/32	100	85
IDEX Corp.,
2.63%, 6/15/31	100	86
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	505
John Deere Capital Corp.,
4.15%, 9/15/27	118	117
3.05%, 1/6/28	132	127
4.95%, 7/14/28	1,000	1,010
Oshkosh Corp.,
3.10%, 3/1/30	100	91
Regal Rexnord Corp.,
6.05%, 4/15/28	500	509
Snap-on, Inc.,
3.10%, 5/1/50	100	66
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	173
Veralto Corp.,
5.50%, 9/18/26	300	304
Xylem, Inc.,
2.25%, 1/30/31	200	171
		5,906
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
1.15%, 1/30/28	400	363
4.75%, 11/30/36	353	341
6.15%, 11/30/37	202	220
4.75%, 4/15/43	100	94
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	254
Baxter International, Inc.,
3.50%, 8/15/46	350	242
Becton Dickinson & Co.,
4.69%, 2/13/28	800	796
4.69%, 12/15/44	210	182
NORTHERN FUNDS QUARTERLY REPORT  28 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Medical Equipment & Devices – 0.3%continued
Boston Scientific Corp.,
7.38%, 1/15/40	$240	$281
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	995
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	624
Medtronic, Inc.,
4.63%, 3/15/45	406	361
Revvity, Inc.,
2.25%, 9/15/31	300	247
Solventum Corp.,
5.90%, 4/30/54 (2)	300	292
Stryker Corp.,
3.50%, 3/15/26	400	395
3.65%, 3/7/28	152	147
4.10%, 4/1/43	50	41
4.38%, 5/15/44	200	169
Thermo Fisher Scientific, Inc.,
5.00%, 12/5/26	500	505
1.75%, 10/15/28	38	34
2.80%, 10/15/41	500	352
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	341
		7,276
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	485
Newmont Corp.,
5.88%, 4/1/35	100	103
4.88%, 3/15/42	150	137
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	242
		967
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	95
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.06%, 12/15/26	500	476
4.08%, 12/15/47	110	87
Halliburton Co.,
2.92%, 3/1/30	500	450
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Services & Equipment – 0.1%continued
4.85%, 11/15/35	$275	$262
7.45%, 9/15/39	160	187
4.75%, 8/1/43	15	13
NOV, Inc.,
3.60%, 12/1/29	150	140
Schlumberger Investment S.A.,
4.50%, 5/15/28	500	496
		2,206
Oil & Gas Supply Chain – 1.5%
Apache Corp.,
5.35%, 7/1/49	200	167
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	148
BP Capital Markets America, Inc.,
3.12%, 5/4/26	397	390
3.02%, 1/16/27	712	690
4.23%, 11/6/28	428	419
2.72%, 1/12/32	110	94
4.99%, 4/10/34	500	486
3.38%, 2/8/61	800	507
BP Capital Markets PLC,
3.28%, 9/19/27	138	133
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	239
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	512
Cheniere Energy, Inc.,
5.65%, 4/15/34	250	252
Chevron Corp.,
2.95%, 5/16/26	465	456
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	28
2.34%, 8/12/50	200	113
ConocoPhillips Co.,
5.05%, 9/15/33	200	197
3.76%, 3/15/42	100	79
5.30%, 5/15/53	300	278
4.03%, 3/15/62	405	293
Coterra Energy, Inc.,
4.38%, 3/15/29	200	193
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	304
FIXED INCOME FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Supply Chain – 1.5%continued
Devon Energy Corp.,
5.25%, 10/15/27	$1,000	$1,001
5.75%, 9/15/54	300	273
Diamondback Energy, Inc.,
5.40%, 4/18/34	400	394
6.25%, 3/15/53	200	200
5.90%, 4/18/64	100	94
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44	200	170
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	57
Energy Transfer L.P.,
3.90%, 7/15/26	98	97
4.40%, 3/15/27	90	89
4.20%, 4/15/27	560	553
5.50%, 6/1/27	266	269
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	213
4.15%, 9/15/29	183	176
7.50%, 7/1/38	310	351
4.95%, 1/15/43	500	431
5.15%, 2/1/43	309	273
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	72
6.25%, 4/15/49	400	402
6.05%, 9/1/54	200	196
EnLink Midstream Partners L.P.,
5.45%, 6/1/47	200	180
Enterprise Products Operating LLC,
3.95%, 2/15/27	729	719
3.13%, 7/31/29	138	128
6.88%, 3/1/33	50	55
7.55%, 4/15/38	515	603
5.95%, 2/1/41	40	41
4.80%, 2/1/49	200	172
4.20%, 1/31/50	900	709
EOG Resources, Inc.,
4.95%, 4/15/50	100	89
EQT Corp.,
5.75%, 2/1/34	300	299
Exxon Mobil Corp.,
3.48%, 3/19/30	125	118
2.61%, 10/15/30	1,010	900
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Supply Chain – 1.5%continued
3.00%, 8/16/39	$200	$151
4.33%, 3/19/50	500	412
Hess Corp.,
7.13%, 3/15/33	690	765
HF Sinclair Corp.,
4.50%, 10/1/30	250	235
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	195
6.55%, 9/15/40	205	213
7.50%, 11/15/40	305	343
6.38%, 3/1/41	35	36
5.63%, 9/1/41	310	293
5.40%, 9/1/44	50	46
Kinder Morgan, Inc.,
5.45%, 8/1/52	300	274
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	37
6.50%, 3/1/41	300	311
MPLX L.P.,
5.20%, 12/1/47	407	360
4.70%, 4/15/48	400	328
5.65%, 3/1/53	100	93
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,500	1,535
6.60%, 3/15/46	100	101
ONEOK Partners L.P.,
6.65%, 10/1/36	80	85
ONEOK, Inc.,
5.00%, 3/1/26	500	501
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
6.05%, 9/1/33	300	309
5.15%, 10/15/43	20	18
5.20%, 7/15/48	300	265
7.15%, 1/15/51	400	435
5.70%, 11/1/54	300	282
Ovintiv, Inc.,
7.10%, 7/15/53	50	53
Phillips 66,
5.88%, 5/1/42	140	139
Phillips 66 Co.,
3.55%, 10/1/26	470	462
4.90%, 10/1/46	200	172
NORTHERN FUNDS QUARTERLY REPORT  30 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Supply Chain – 1.5%continued
5.65%, 6/15/54	$350	$331
Pioneer Natural Resources Co.,
5.10%, 3/29/26	1,000	1,007
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	138
3.55%, 12/15/29	554	515
3.80%, 9/15/30	137	127
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	268	269
4.50%, 5/15/30	487	472
Shell Finance U.S., Inc.,
2.38%, 11/7/29	287	257
4.13%, 5/11/35	300	275
4.55%, 8/12/43	60	53
4.38%, 5/11/45	390	326
3.75%, 9/12/46	230	173
Shell International Finance B.V.,
2.88%, 5/10/26	33	32
3.88%, 11/13/28	9	9
3.63%, 8/21/42	230	179
3.13%, 11/7/49	100	66
3.00%, 11/26/51	150	95
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	351
5.95%, 9/25/43	89	88
4.50%, 3/15/45	110	91
Targa Resources Corp.,
6.13%, 3/15/33	500	516
6.50%, 2/15/53	200	209
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	408	426
7.00%, 10/15/28	545	580
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	859
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	715
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	534
4.90%, 3/15/29	500	496
4.65%, 8/15/32	600	571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Oil & Gas Supply Chain – 1.5%continued
5.15%, 3/15/34	$500	$486
5.80%, 11/15/43	200	195
		34,273
Real Estate Investment Trusts – 0.9%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,700	1,520
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	156
American Tower Corp.,
3.38%, 10/15/26	26	25
3.13%, 1/15/27	128	124
3.60%, 1/15/28	79	76
1.50%, 1/31/28	39	35
3.95%, 3/15/29	134	128
3.80%, 8/15/29	1,019	965
5.90%, 11/15/33	300	309
5.45%, 2/15/34	300	301
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	234
Boston Properties L.P.,
2.75%, 10/1/26	30	29
4.50%, 12/1/28	100	97
6.50%, 1/15/34	500	524
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	252
Camden Property Trust,
5.85%, 11/3/26	500	510
COPT Defense Properties L.P.,
2.90%, 12/1/33	200	161
Crown Castle, Inc.,
3.30%, 7/1/30	200	182
5.80%, 3/1/34	300	306
5.20%, 2/15/49	350	313
CubeSmart L.P.,
3.13%, 9/1/26	250	243
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	284
EPR Properties,
3.60%, 11/15/31	250	219
Equinix, Inc.,
2.15%, 7/15/30	1,000	861
ERP Operating L.P.,
3.50%, 3/1/28	500	482
FIXED INCOME FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Real Estate Investment Trusts – 0.9%continued
4.50%, 6/1/45	$55	$47
Essential Properties L.P.,
2.95%, 7/15/31	100	85
Essex Portfolio L.P.,
4.00%, 3/1/29	146	140
3.00%, 1/15/30	154	139
Extra Space Storage L.P.,
5.70%, 4/1/28	700	715
Federal Realty OP L.P.,
5.38%, 5/1/28	250	252
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	257
Healthpeak OP LLC,
3.25%, 7/15/26	353	345
3.50%, 7/15/29	277	259
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	107
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	180
Kilroy Realty L.P.,
4.75%, 12/15/28	112	109
Kimco Realty OP LLC,
6.40%, 3/1/34	200	213
4.25%, 4/1/45	200	162
Kite Realty Group Trust,
4.75%, 9/15/30	100	98
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	124
NNN REIT, Inc.,
3.10%, 4/15/50	300	189
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	300	251
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 7/15/34	100	100
Piedmont Operating Partnership L.P.,
9.25%, 7/20/28	100	110
Prologis L.P.,
4.88%, 6/15/28	600	601
1.75%, 7/1/30	200	169
4.75%, 6/15/33	300	291
5.00%, 1/31/35	300	294
5.25%, 6/15/53	100	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Real Estate Investment Trusts – 0.9%continued
Public Storage Operating Co.,
5.13%, 1/15/29	$300	$304
2.30%, 5/1/31	300	256
2.25%, 11/9/31	200	167
Realty Income Corp.,
3.00%, 1/15/27	56	54
3.40%, 1/15/28	61	59
2.10%, 3/15/28	800	735
3.10%, 12/15/29	123	113
4.90%, 7/15/33	300	291
Regency Centers L.P.,
3.70%, 6/15/30	400	374
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	199
Safehold GL Holdings LLC,
6.10%, 4/1/34	100	102
Simon Property Group L.P.,
3.30%, 1/15/26	106	105
2.45%, 9/13/29	1,001	900
6.75%, 2/1/40	242	268
4.25%, 10/1/44	148	122
Store Capital LLC,
2.70%, 12/1/31	200	165
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	270
Tanger Properties L.P.,
2.75%, 9/1/31	100	84
UDR, Inc.,
2.10%, 6/15/33	300	231
Ventas Realty L.P.,
4.75%, 11/15/30	500	489
5.70%, 9/30/43	100	97
VICI Properties L.P.,
5.63%, 5/15/52	200	186
Welltower OP LLC,
2.05%, 1/15/29	442	395
4.13%, 3/15/29	260	251
3.10%, 1/15/30	218	199
Weyerhaeuser Co.,
4.00%, 3/9/52	200	151
		20,233
NORTHERN FUNDS QUARTERLY REPORT  32 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	$300	$309
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	300	244
Dollar General Corp.,
5.50%, 11/1/52	200	181
Dollar Tree, Inc.,
2.65%, 12/1/31	200	169
Kroger (The) Co.,
2.65%, 10/15/26	135	130
5.00%, 9/15/34	1,000	968
6.90%, 4/15/38	100	110
5.40%, 7/15/40	100	96
5.65%, 9/15/64	200	188
Target Corp.,
4.80%, 1/15/53	500	447
Walmart, Inc.,
3.70%, 6/26/28	251	245
1.80%, 9/22/31	2,000	1,669
4.50%, 9/9/52	200	175
4.50%, 4/15/53	300	262
		4,884
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	269
AutoZone, Inc.,
5.05%, 7/15/26	500	503
3.75%, 4/18/29	121	115
4.00%, 4/15/30	129	123
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	200	147
Home Depot (The), Inc.,
4.75%, 6/25/29	600	601
2.70%, 4/15/30	66	59
1.88%, 9/15/31	71	59
3.30%, 4/15/40	200	156
5.40%, 9/15/40	680	679
5.95%, 4/1/41	405	425
4.50%, 12/6/48	400	342
3.63%, 4/15/52	643	467
Lowe's Cos., Inc.,
4.80%, 4/1/26	1,000	1,002
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Retail - Discretionary – 0.3%continued
3.35%, 4/1/27	$115	$112
3.65%, 4/5/29	76	72
3.75%, 4/1/32	500	458
2.80%, 9/15/41	200	137
4.05%, 5/3/47	94	73
3.00%, 10/15/50	906	564
5.85%, 4/1/63	200	196
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	479
Ross Stores, Inc.,
1.88%, 4/15/31	200	165
TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	30
1.15%, 5/15/28	74	66
		7,299
Semiconductors – 0.6%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	126
Analog Devices, Inc.,
3.45%, 6/15/27	500	487
2.80%, 10/1/41	300	213
Applied Materials, Inc.,
1.75%, 6/1/30	500	427
5.85%, 6/15/41	100	104
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,184
Broadcom, Inc.,
4.15%, 2/15/28	1,000	983
2.45%, 2/15/31 (2)	1,024	883
4.15%, 4/15/32 (2)	1,500	1,408
4.93%, 5/15/37 (2) (11)	200	190
Intel Corp.,
2.00%, 8/12/31	50	40
5.20%, 2/10/33	300	290
4.80%, 10/1/41	80	67
3.73%, 12/8/47	741	489
3.25%, 11/15/49	200	120
4.75%, 3/25/50	399	309
5.70%, 2/10/53	700	620
3.10%, 2/15/60	356	191
KLA Corp.,
5.25%, 7/15/62	350	328
FIXED INCOME FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Semiconductors – 0.6%continued
Lam Research Corp.,
1.90%, 6/15/30	$700	$600
Marvell Technology, Inc.,
5.75%, 2/15/29	300	307
Micron Technology, Inc.,
5.38%, 4/15/28	1,000	1,011
NVIDIA Corp.,
3.50%, 4/1/50	400	298
QUALCOMM, Inc.,
4.80%, 5/20/45	500	452
6.00%, 5/20/53	200	209
Texas Instruments, Inc.,
2.25%, 9/4/29	500	449
4.90%, 3/14/33	1,000	993
		12,778
Software – 0.6%
Adobe, Inc.,
2.15%, 2/1/27	419	400
Autodesk, Inc.,
3.50%, 6/15/27	135	131
Concentrix Corp.,
6.85%, 8/2/33	200	202
Fortinet, Inc.,
2.20%, 3/15/31	100	85
Intuit, Inc.,
5.25%, 9/15/26	1,500	1,516
Microsoft Corp.,
3.40%, 6/15/27	1,000	978
1.35%, 9/15/30	300	254
2.50%, 9/15/50	400	242
2.92%, 3/17/52	674	447
2.68%, 6/1/60	300	176
3.04%, 3/17/62	1,000	640
Oracle Corp.,
2.80%, 4/1/27	7	7
4.50%, 5/6/28	600	594
2.88%, 3/25/31	509	448
4.90%, 2/6/33	300	292
4.70%, 9/27/34	1,000	948
3.90%, 5/15/35	336	295
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	569
3.60%, 4/1/50	1,000	701
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Software – 0.6%continued
5.55%, 2/6/53	$500	$473
4.38%, 5/15/55	25	20
3.85%, 4/1/60	700	482
Roper Technologies, Inc.,
4.90%, 10/15/34	400	385
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,168
1.95%, 7/15/31	300	252
VMware LLC,
2.20%, 8/15/31	500	415
Workday, Inc.,
3.80%, 4/1/32	300	273
		12,397
Specialty Finance – 0.7%
Air Lease Corp.,
2.88%, 1/15/26	101	99
1.88%, 8/15/26	78	74
3.63%, 12/1/27	163	158
2.10%, 9/1/28	131	118
4.63%, 10/1/28	651	640
3.25%, 10/1/29	500	461
Ally Financial, Inc.,
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30 (3)	500	518
American Express Co.,
1.65%, 11/4/26	84	80
5.85%, 11/5/27	500	516
4.05%, 5/3/29	72	70
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (3)	400	404
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31 (3)	700	748
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (3)	300	303
Capital One Financial Corp.,
3.75%, 7/28/26	150	147
3.75%, 3/9/27	250	244
3.65%, 5/11/27	144	140
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (3)	355	335
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (3)	700	705
NORTHERN FUNDS QUARTERLY REPORT  34 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Specialty Finance – 0.7%continued
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (3)	$500	$516
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (3)	400	416
Equifax, Inc.,
2.35%, 9/15/31	380	318
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	123
Fidelity National Information Services, Inc.,
5.10%, 7/15/32	400	398
Fiserv, Inc.,
5.38%, 8/21/28	500	507
3.50%, 7/1/29	600	563
5.15%, 8/12/34	500	489
GATX Corp.,
3.50%, 3/15/28	500	477
5.20%, 3/15/44	35	32
6.05%, 6/5/54	150	154
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,001
Mastercard, Inc.,
3.35%, 3/26/30	200	187
4.35%, 1/15/32	500	484
3.80%, 11/21/46	500	392
Moody's Corp.,
4.25%, 8/8/32	500	475
PayPal Holdings, Inc.,
2.85%, 10/1/29	500	457
5.15%, 6/1/34	500	497
S&P Global, Inc.,
2.45%, 3/1/27	300	287
5.25%, 9/15/33	300	303
Synchrony Financial,
3.95%, 12/1/27	400	387
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	308
Visa, Inc.,
4.15%, 12/14/35	100	92
3.65%, 9/15/47	125	96
2.00%, 8/15/50	500	270
		14,989
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	$275	$164
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	463
		627
Technology Hardware – 0.6%
Apple, Inc.,
2.05%, 9/11/26	308	296
3.35%, 2/9/27	345	338
3.20%, 5/11/27	201	195
2.90%, 9/12/27	400	385
1.20%, 2/8/28	400	362
4.00%, 5/10/28	500	492
3.25%, 8/8/29	37	35
2.20%, 9/11/29	188	169
4.15%, 5/10/30	500	495
1.65%, 5/11/30	700	602
1.70%, 8/5/31	38	32
3.35%, 8/8/32	1,000	917
4.30%, 5/10/33	300	293
2.38%, 2/8/41	15	10
3.85%, 5/4/43	305	253
3.45%, 2/9/45	25	19
4.38%, 5/13/45	160	142
4.65%, 2/23/46	206	189
3.85%, 8/4/46	20	16
4.25%, 2/9/47	11	9
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	20
2.95%, 9/11/49	700	467
4.85%, 5/10/53	600	568
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	241
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	465
Cisco Systems, Inc.,
5.90%, 2/15/39	200	212
5.50%, 1/15/40	90	91
5.35%, 2/26/64	500	480
Corning, Inc.,
5.35%, 11/15/48	300	281
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	248	252
FIXED INCOME FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Technology Hardware – 0.6%continued
5.75%, 2/1/33	$121	$124
8.35%, 7/15/46	223	284
Dell, Inc.,
7.10%, 4/15/28	1,000	1,064
Flex Ltd.,
6.00%, 1/15/28	300	306
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	154
4.85%, 10/15/31	800	781
6.35%, 10/15/45	200	208
HP, Inc.,
6.00%, 9/15/41	275	279
Jabil, Inc.,
3.00%, 1/15/31	300	264
Juniper Networks, Inc.,
5.95%, 3/15/41	100	99
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	408
TD SYNNEX Corp.,
2.65%, 8/9/31	150	126
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	174
Western Digital Corp.,
3.10%, 2/1/32	250	208
		12,811
Telecommunications – 0.8%
AT&T, Inc.,
2.75%, 6/1/31	359	312
5.40%, 2/15/34	1,700	1,706
4.50%, 5/15/35	859	794
3.10%, 2/1/43	500	360
4.35%, 6/15/45	52	43
4.75%, 5/15/46	68	59
4.50%, 3/9/48	574	474
3.30%, 2/1/52	550	365
3.80%, 12/1/57	1,200	830
3.65%, 9/15/59	500	332
3.85%, 6/1/60	148	103
Sprint LLC,
7.63%, 3/1/26	1,000	1,022
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,059
4.80%, 7/15/28	3,500	3,481
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Telecommunications – 0.8%continued
3.88%, 4/15/30	$1,258	$1,184
5.15%, 4/15/34	500	492
4.50%, 4/15/50	700	575
6.00%, 6/15/54	200	203
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,238
1.68%, 10/30/30	818	681
4.78%, 2/15/35 (2)	1,465	1,395
3.88%, 3/1/52	300	222
2.99%, 10/30/56	950	565
3.70%, 3/22/61	1,000	679
		18,174
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.45%, 2/4/32	200	164
4.25%, 8/9/42	295	235
4.50%, 5/2/43	410	335
5.95%, 2/14/49	517	505
Philip Morris International, Inc.,
5.25%, 9/7/28	800	812
4.88%, 2/13/29	1,000	999
1.75%, 11/1/30	181	151
4.13%, 3/4/43	591	481
4.88%, 11/15/43	100	90
		3,772
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	268	234
Burlington Northern Santa Fe LLC,
3.25%, 6/15/27	325	316
6.20%, 8/15/36	455	490
5.15%, 9/1/43	280	268
4.45%, 1/15/53	100	84
5.20%, 4/15/54	400	377
5.50%, 3/15/55	150	148
CSX Corp.,
2.60%, 11/1/26	25	24
5.20%, 11/15/33	200	200
6.00%, 10/1/36	100	105
6.15%, 5/1/37	190	202
6.22%, 4/30/40	365	391
5.50%, 4/15/41	50	50
NORTHERN FUNDS QUARTERLY REPORT  36 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Transportation & Logistics – 0.4%continued
4.75%, 11/15/48	$200	$176
4.50%, 3/15/49	100	85
3.35%, 9/15/49	100	70
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	109	101
FedEx Corp.,
3.40%, 2/15/28	276	264
4.25%, 5/15/30	95	92
2.40%, 5/15/31	229	195
3.90%, 2/1/35	100	88
4.10%, 2/1/45	550	431
4.95%, 10/17/48	200	175
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32	148	139
Kirby Corp.,
4.20%, 3/1/28	100	97
Norfolk Southern Corp.,
4.45%, 6/15/45	275	233
3.94%, 11/1/47	300	231
5.35%, 8/1/54	100	95
5.95%, 3/15/64	200	206
Ryder System, Inc.,
5.30%, 3/15/27	500	505
6.60%, 12/1/33	100	108
Southwest Airlines Co.,
5.13%, 6/15/27	400	402
Union Pacific Corp.,
3.00%, 4/15/27	15	15
3.25%, 2/5/50	900	615
5.15%, 1/20/63	700	637
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	681	650
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	200	203
United Parcel Service, Inc.,
3.75%, 11/15/47	180	136
4.25%, 3/15/49	73	60
5.30%, 4/1/50	377	361
5.60%, 5/22/64	200	194
		9,453
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.8% continued
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	$500	$418
4.88%, 10/1/43	90	82
PACCAR Financial Corp.,
4.45%, 3/30/26	300	300
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	248
		1,048
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	295
3.75%, 9/15/47	295	220
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	601
Sysco Corp.,
3.30%, 7/15/26	597	585
3.25%, 7/15/27	523	504
5.38%, 9/21/35	250	252
4.45%, 3/15/48	300	245
		2,702
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	203
Total Corporate Bonds
(Cost $504,014)		468,333

FOREIGN ISSUER BONDS – 6.2%
Asset Management – 0.2%
Brookfield Finance, Inc.,
4.35%, 4/15/30	1,000	964
5.68%, 1/15/35	300	302
UBS A.G.,
1.25%, 8/7/26	366	346
7.50%, 2/15/28	500	536
5.65%, 9/11/28	200	205
UBS Group A.G.,
4.55%, 4/17/26	1,413	1,408
		3,761
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	1,000	956
FIXED INCOME FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Automotive – 0.1%continued
Magna International, Inc.,
5.50%, 3/21/33	$200	$202
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	205
		1,363
Banking – 1.7%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (3)	400	409
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (3)	200	196
3.31%, 6/27/29	1,400	1,300
6.94%, 11/7/33	400	435
Bank of Montreal,
2.65%, 3/8/27	1,000	960
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30 (3)	300	294
Bank of Nova Scotia (The),
4.75%, 2/2/26	1,000	1,000
5.65%, 2/1/34	500	509
Barclays PLC,
5.20%, 5/12/26	345	345
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (3)	528	502
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30 (3)	500	505
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (3)	500	550
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (3)	1,000	1,027
(Variable, U.S. SOFR + 1.91%), 5.34%, 9/10/35 (3)	300	288
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (3)	100	72
5.25%, 8/17/45	144	134
BPCE S.A.,
3.38%, 12/2/26	250	244
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Banking – 1.7%continued
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	$500	$486
6.09%, 10/3/33	300	314
Commonwealth Bank of Australia,
5.32%, 3/13/26	300	303
Cooperatieve Rabobank U.A.,
5.50%, 10/5/26	500	508
5.75%, 12/1/43	250	250
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (3)	900	928
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (3)	1,000	1,015
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (3)	1	1
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (3)	200	196
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (3)	400	369
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (3)	1,700	1,746
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (3)	150	135
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (3)	1,500	1,511
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (3)	1,300	1,107
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (3)	500	495
6.80%, 6/1/38	150	157
5.25%, 3/14/44	200	185
ING Groep N.V.,
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (3)	400	414
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (3)	300	298
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 1/5/28 (3)	500	504
4.34%, 1/9/48	500	393
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (3)	934	888
NORTHERN FUNDS QUARTERLY REPORT  38 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Banking – 1.7%continued
3.29%, 7/25/27	$678	$657
3.74%, 3/7/29	1,500	1,435
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (3)	1,000	1,017
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (3)	1,000	877
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (3)	500	510
National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	989
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	1,000	990
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (3)	300	302
Royal Bank of Canada,
4.65%, 1/27/26	600	599
(Variable, U.S. SOFR Compounded Index + 0.86%), 4.52%, 10/18/28 (3)	1,000	992
3.88%, 5/4/32	600	552
5.15%, 2/1/34	200	198
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (3)	700	722
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,204
2.13%, 7/8/30	400	342
5.78%, 7/13/33	800	825
5.81%, 9/14/33	500	519
Toronto-Dominion Bank (The),
1.95%, 1/12/27	2,052	1,941
4.46%, 6/8/32	400	379
Westpac Banking Corp.,
2.85%, 5/13/26	692	677
3.35%, 3/8/27	500	488
5.46%, 11/18/27	500	512
1.95%, 11/20/28	308	277
5.05%, 4/16/29	500	505
6.82%, 11/17/33	300	324
		38,806
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36	$200	$190
4.90%, 2/1/46	1,741	1,584
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	1,300	1,219
8.00%, 11/15/39	310	385
4.95%, 1/15/42	190	177
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	157
Diageo Capital PLC,
5.63%, 10/5/33	700	719
		4,431
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.20%, 5/28/26	38	36
AstraZeneca PLC,
3.13%, 6/12/27	31	30
1.38%, 8/6/30	731	609
6.45%, 9/15/37	450	494
4.00%, 9/18/42	250	207
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	293
5.38%, 4/15/34	150	153
6.38%, 5/15/38	274	297
Novartis Capital Corp.,
2.20%, 8/14/30	524	459
4.70%, 9/18/54	300	265
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	364
3.18%, 7/9/50	204	132
		3,339
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	300	271
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	180	178
4.13%, 3/15/35	23	20
5.88%, 12/1/36	27	28
FIXED INCOME FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Chemicals – 0.0%continued
5.63%, 12/1/40	$250	$243
5.80%, 3/27/53	200	197
		666
Commercial Support Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	150
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54(2)	200	198
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
4.40%, 12/6/57	600	476
JD.com, Inc.,
3.38%, 1/14/30	300	277
		753
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	254
Enel Americas S.A.,
4.00%, 10/25/26	200	195
National Grid PLC,
5.60%, 6/12/28	150	153
		602
Electrical Equipment – 0.0%
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	57
Energy – 0.0%
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29(2)	400	393
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	400	332
Governmental Banks – 0.4%
Export Development Canada,
3.88%, 2/14/28	500	492
4.13%, 2/13/29	1,000	986
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	972
2.50%, 6/29/41	500	349
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Governmental Banks – 0.4%continued
Japan Bank for International Cooperation,
2.75%, 11/16/27	$1,373	$1,307
4.63%, 7/19/28	200	200
3.50%, 10/31/28	301	290
1.88%, 4/15/31	500	423
Korea Development Bank (The),
4.38%, 2/15/33	800	761
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28	1,215	1,160
4.38%, 2/28/34	1,500	1,469
0.00%, 4/18/36 (12)	500	293
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	492
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	498
		9,692
Household Products – 0.1%
Unilever Capital Corp.,
2.00%, 7/28/26	674	649
2.90%, 5/5/27	326	315
5.90%, 11/15/32	125	133
4.63%, 8/12/34	300	289
		1,386
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	169
Institutional Financial Services – 0.1%
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,209
6.07%, 7/12/28	500	514
		1,723
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54	300	310
Manulife Financial Corp.,
3.70%, 3/16/32	300	274
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	200	201
NORTHERN FUNDS QUARTERLY REPORT  40 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Insurance – 0.0%continued
XL Group Ltd.,
5.25%, 12/15/43	$250	$232
		1,017
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	300	254
Weibo Corp.,
3.38%, 7/8/30	200	179
		433
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.30%, 3/8/27	700	652
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	243
5.00%, 3/15/42	100	90
		333
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	300	294
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	200	168
5.50%, 9/8/53	300	293
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	106
5.75%, 6/1/35	100	103
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	137
4.13%, 8/21/42	300	251
Southern Copper Corp.,
7.50%, 7/27/35	300	342
6.75%, 4/16/40	90	96
Vale Overseas Ltd.,
6.13%, 6/12/33	600	608
		2,398
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	395	387
7.20%, 1/15/32	15	16
6.45%, 6/30/33	135	142
6.75%, 2/1/39	200	212
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Oil & Gas Supply Chain – 0.3%continued
Cenovus Energy, Inc.,
3.75%, 2/15/52	$300	$208
Enbridge, Inc.,
6.00%, 11/15/28	1,000	1,035
5.63%, 4/5/34	300	302
3.40%, 8/1/51	300	201
Equinor ASA,
1.75%, 1/22/26	48	47
3.00%, 4/6/27	52	50
2.38%, 5/22/30	870	772
4.25%, 11/23/41	350	300
Suncor Energy, Inc.,
7.15%, 2/1/32	200	217
5.95%, 12/1/34	50	52
6.80%, 5/15/38	130	139
3.75%, 3/4/51	100	70
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	1,200	1,092
TotalEnergies Capital S.A.,
5.15%, 4/5/34	400	398
5.28%, 9/10/54	300	278
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	200	203
5.10%, 3/15/49	400	365
Woodside Finance Ltd.,
5.70%, 9/12/54	200	187
		6,673
Regional – 0.2%
Province of Alberta Canada,
4.50%, 1/24/34	500	483
Province of British Columbia Canada,
4.80%, 11/15/28	750	758
7.25%, 9/1/36	175	206
Province of Manitoba Canada,
4.90%, 5/31/34	500	498
Province of Ontario Canada,
2.50%, 4/27/26	260	254
4.20%, 1/18/29	1,000	985
1.13%, 10/7/30	426	350
2.13%, 1/21/32	60	50
FIXED INCOME FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Regional – 0.2%continued
Province of Quebec Canada,
7.50%, 9/15/29	$375	$420
4.50%, 9/8/33	500	486
		4,490
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	114
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,000	918
TSMC Arizona Corp.,
3.13%, 10/25/41	500	383
		1,301
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	393
Sovereign Government – 1.0%
Canada Government International Bond,
0.75%, 5/19/26	2,000	1,905
Chile Government International Bond,
3.13%, 1/21/26	500	489
2.75%, 1/31/27	1,000	952
3.50%, 1/25/50	210	144
5.33%, 1/5/54	500	462
3.10%, 1/22/61	500	295
Indonesia Government International Bond,
3.50%, 1/11/28	500	477
5.35%, 2/11/49	1,000	973
5.65%, 1/11/53	300	296
Israel Government International Bond,
5.38%, 3/12/29	1,000	997
4.50%, 1/30/43	200	166
3.88%, 7/3/50	600	424
Korea International Bond,
2.75%, 1/19/27	200	193
3.50%, 9/20/28	500	480
Mexico Government International Bond,
5.40%, 2/9/28	1,000	989
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Sovereign Government – 1.0%continued
3.25%, 4/16/30	$742	$646
4.88%, 5/19/33	258	231
3.50%, 2/12/34 (10)	—	—
6.35%, 2/9/35	500	488
4.75%, 3/8/44	1,000	759
5.55%, 1/21/45	500	433
4.60%, 1/23/46	500	361
4.35%, 1/15/47	500	349
4.40%, 2/12/52	700	473
6.34%, 5/4/53	500	445
Panama Government International Bond,
3.88%, 3/17/28	565	521
3.16%, 1/23/30	33	28
2.25%, 9/29/32	102	71
6.88%, 1/31/36	500	469
4.50%, 5/15/47	250	160
4.50%, 4/1/56	1,000	588
Peruvian Government International Bond,
6.55%, 3/14/37	500	521
3.30%, 3/11/41	500	360
5.63%, 11/18/50	600	561
Philippine Government International Bond,
5.50%, 3/30/26	200	201
7.75%, 1/14/31	500	564
6.38%, 10/23/34	500	538
5.00%, 1/13/37	500	482
3.70%, 2/2/42	500	393
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	1,810
5.38%, 6/15/33	175	171
Republic of Poland Government International Bond,
5.50%, 4/4/53	500	462
5.50%, 3/18/54	200	184
Uruguay Government International Bond,
7.63%, 3/21/36	250	291
4.13%, 11/20/45	400	334
5.10%, 6/18/50	750	688
		22,824
NORTHERN FUNDS QUARTERLY REPORT  42 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.88%, 1/23/28	$123	$120
5.75%, 6/6/28	300	306
3.30%, 1/30/32	1,000	871
5.30%, 1/19/34	200	196
ORIX Corp.,
5.00%, 9/13/27	300	302
		1,795
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32	500	534
Supranationals – 0.9%
African Development Bank,
4.38%, 3/14/28	1,000	999
Asian Development Bank,
2.50%, 11/2/27	500	475
4.50%, 8/25/28	700	703
4.00%, 1/12/33	2,000	1,915
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	989
Council of Europe Development Bank,
4.13%, 1/24/29	500	493
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	999
European Investment Bank,
2.13%, 4/13/26	1,500	1,458
3.88%, 3/15/28	1,000	985
4.00%, 2/15/29	1,000	983
3.75%, 11/15/29	500	484
3.75%, 2/14/33	1,900	1,788
4.88%, 2/15/36	200	202
Inter-American Development Bank,
2.00%, 6/2/26	803	777
1.13%, 7/20/28	197	176
3.13%, 9/18/28	1,000	957
1.13%, 1/13/31	1,000	820
3.50%, 4/12/33	300	276
3.88%, 10/28/41	200	174
International Bank for Reconstruction & Development,
4.00%, 7/25/30	500	487
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Supranationals – 0.9%continued
2.50%, 3/29/32	$1,000	$871
3.88%, 8/28/34	500	469
4.75%, 2/15/35	25	25
5.06%, 2/28/39	1,000	973
International Finance Corp.,
4.25%, 7/2/29	1,000	991
Nordic Investment Bank,
4.38%, 3/14/28	700	699
		20,168
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
4.70%, 7/21/32	300	287
6.13%, 11/15/37	505	519
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	500	405
British Telecommunications PLC,
5.13%, 12/4/28	200	200
9.63%, 12/15/30	100	121
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	465
Orange S.A.,
9.00%, 3/1/31	610	726
Rogers Communications, Inc.,
4.50%, 3/15/42	100	85
4.50%, 3/15/43	45	37
5.45%, 10/1/43	49	46
5.00%, 3/15/44	81	72
4.55%, 3/15/52	500	401
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	462
5.21%, 3/8/47	570	508
TELUS Corp.,
3.40%, 5/13/32	400	353
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	62
4.88%, 6/19/49	500	431
5.63%, 2/10/53	400	381
		5,563
FIXED INCOME FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.70%, 4/2/27	$141	$140
4.91%, 4/2/30	604	597
4.74%, 3/16/32	136	131
7.08%, 8/2/53	100	110
Reynolds American, Inc.,
7.25%, 6/15/37	250	275
6.15%, 9/15/43	65	64
5.85%, 8/15/45	795	758
		2,075
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
2.75%, 3/1/26	250	245
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	16
6.20%, 6/1/36	40	43
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	251
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	736
4.95%, 8/15/45	200	181
		1,521
Total Foreign Issuer Bonds
(Cost $147,925)		140,376

U.S. GOVERNMENT AGENCIES – 26.6% (13)
Fannie Mae – 11.4%
2.13%, 4/24/26	1,000	972
1.88%, 9/24/26	1,000	961
7.13%, 1/15/30	1,500	1,680
0.88%, 8/5/30	1,000	826
6.63%, 11/15/30	200	222
5.63%, 7/15/37	500	536
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	88	86
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(1)	70	67
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	118	110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.81%, 11/25/27(1)	$183	$174
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.55%, 12/25/26(1)	97	94
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	219	212
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1)	161	154
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.36%, 7/25/28(1)	196	189
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(1)	110	104
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(1)	148	140
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.91%, 1/25/28(1)	111	106
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1)	71	68
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(1)	90	86
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	188	171
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	136	128
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	156	146
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	163	152
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	428
NORTHERN FUNDS QUARTERLY REPORT  44 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	$200	$166
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	424
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1)	350	290
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1)	200	163
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(1)	200	162
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.94%, 1/25/32(1)	250	206
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.50%, 4/25/33(1)	350	341
Fannie Mae-Aces, Series 2023-M6, Class A2,
4.18%, 7/25/28(1)	248	244
Pool #256925,
6.00%, 10/1/37	4	4
Pool #256959,
6.00%, 11/1/37	29	30
Pool #257042,
6.50%, 1/1/38	61	64
Pool #257237,
4.50%, 6/1/28	4	4
Pool #707791,
5.00%, 6/1/33	28	28
Pool #725425,
5.50%, 4/1/34	12	13
Pool #730811,
4.50%, 8/1/33	15	14
Pool #735222,
5.00%, 2/1/35	7	7
Pool #735358,
5.50%, 2/1/35	30	31
Pool #735502,
6.00%, 4/1/35	5	5
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #737853,
5.00%, 9/1/33	$66	$65
Pool #745336,
5.00%, 3/1/36	151	149
Pool #745418,
5.50%, 4/1/36	11	11
Pool #745754,
5.00%, 9/1/34	115	114
Pool #745826,
6.00%, 7/1/36	46	47
Pool #747383,
5.50%, 10/1/33	31	32
Pool #755632,
5.00%, 4/1/34	21	21
Pool #772730,
5.00%, 4/1/34	22	22
Pool #790406,
6.00%, 9/1/34	12	12
Pool #793666,
5.50%, 9/1/34	7	7
Pool #796250,
5.50%, 11/1/34	14	14
Pool #800471,
5.50%, 10/1/34	28	28
Pool #817795,
6.00%, 8/1/36	7	7
Pool #826057,
5.00%, 7/1/35	23	23
Pool #826585,
5.00%, 8/1/35	34	33
Pool #828523,
5.00%, 7/1/35	15	15
Pool #831676,
6.50%, 8/1/36	3	4
Pool #833067,
5.50%, 9/1/35	57	57
Pool #833163,
5.00%, 9/1/35	24	24
Pool #845425,
6.00%, 2/1/36	7	7
Pool #868435,
6.00%, 4/1/36	54	56
FIXED INCOME FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #869710,
6.00%, 4/1/36	$12	$13
Pool #871135,
6.00%, 1/1/37	16	16
Pool #881818,
6.50%, 8/1/36	9	9
Pool #885866,
6.00%, 6/1/36	57	59
Pool #888100,
5.50%, 9/1/36	53	53
Pool #888205,
6.50%, 2/1/37	13	13
Pool #889224,
5.50%, 1/1/37	58	58
Pool #889401,
6.00%, 3/1/38	27	28
Pool #889579,
6.00%, 5/1/38	58	60
Pool #889630,
6.50%, 3/1/38	6	6
Pool #889970,
5.00%, 12/1/36	41	41
Pool #890234,
6.00%, 10/1/38	27	28
Pool #890796,
3.50%, 12/1/45	495	447
Pool #893363,
5.00%, 6/1/36	9	9
Pool #893366,
5.00%, 4/1/35	19	19
Pool #898417,
6.00%, 10/1/36	7	8
Pool #899079,
5.00%, 3/1/37	16	16
Pool #902414,
5.50%, 11/1/36	44	44
Pool #906090,
5.50%, 1/1/37	31	31
Pool #918515,
5.00%, 6/1/37	28	28
Pool #923123,
5.00%, 4/1/36	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #923166,
7.50%, 1/1/37	$4	$4
Pool #928261,
4.50%, 3/1/36	28	27
Pool #928584,
6.50%, 8/1/37	82	85
Pool #928909,
6.00%, 12/1/37(10)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	127	120
Pool #932023,
5.00%, 1/1/38	21	21
Pool #940623,
5.50%, 8/1/37	7	7
Pool #943388,
6.00%, 6/1/37	28	29
Pool #943617,
6.00%, 8/1/37	11	11
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	18	18
Pool #953018,
6.50%, 10/1/37	30	31
Pool #953910,
6.00%, 11/1/37	17	17
Pool #955771,
6.50%, 10/1/37	10	11
Pool #959604,
6.50%, 11/1/37	3	4
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	30	30
Pool #968037,
6.00%, 1/1/38	22	22
Pool #969632,
6.50%, 1/1/38	15	15
Pool #970013,
4.50%, 6/1/38	62	60
NORTHERN FUNDS QUARTERLY REPORT  46 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #972452,
5.50%, 3/1/38	$39	$38
Pool #981854,
5.50%, 7/1/38	7	7
Pool #986760,
5.50%, 7/1/38	91	92
Pool #992472,
6.00%, 10/1/38	8	8
Pool #995018,
5.50%, 6/1/38	19	19
Pool #995203,
5.00%, 7/1/35	121	120
Pool #995879,
6.00%, 4/1/39	23	24
Pool #AA0649,
5.00%, 12/1/38	89	89
Pool #AA4482,
4.00%, 4/1/39	115	109
Pool #AA8978,
4.50%, 7/1/39	21	21
Pool #AA9357,
4.50%, 8/1/39	100	97
Pool #AB2067,
3.50%, 1/1/41	244	223
Pool #AB2092,
4.00%, 1/1/41	151	142
Pool #AB2693,
4.50%, 4/1/41	143	138
Pool #AB2768,
4.50%, 4/1/41	143	139
Pool #AB3035,
5.00%, 5/1/41	256	255
Pool #AB3246,
5.00%, 7/1/41	54	54
Pool #AB4293,
3.50%, 1/1/42	287	261
Pool #AB5049,
4.00%, 4/1/42	371	349
Pool #AB6016,
3.50%, 8/1/42	172	156
Pool #AB7076,
3.00%, 11/1/42	856	754
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #AB7503,
3.00%, 1/1/43	$308	$272
Pool #AB7733,
3.00%, 1/1/43	680	599
Pool #AB9019,
3.00%, 4/1/43	352	310
Pool #AB9136,
2.50%, 4/1/43	38	32
Pool #AB9990,
3.00%, 7/1/33	73	68
Pool #AC3263,
4.50%, 9/1/29	34	34
Pool #AC6118,
4.50%, 11/1/39	62	60
Pool #AC8518,
5.00%, 12/1/39	96	96
Pool #AD0119,
6.00%, 7/1/38	77	80
Pool #AD0639,
6.00%, 12/1/38	26	27
Pool #AD0969,
5.50%, 8/1/37	93	94
Pool #AD5241,
4.50%, 7/1/40	71	69
Pool #AD5525,
5.00%, 6/1/40	115	114
Pool #AD5556,
4.00%, 6/1/25	1	1
Pool #AD7859,
5.00%, 6/1/40	47	47
Pool #AE0971,
4.00%, 5/1/25	—	—
Pool #AE0981,
3.50%, 3/1/41	185	169
Pool #AE1807,
4.00%, 10/1/40	288	271
Pool #AE3873,
4.50%, 10/1/40	53	52
Pool #AE5436,
4.50%, 10/1/40	74	72
Pool #AE7758,
3.50%, 11/1/25	5	5
FIXED INCOME FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #AH1295,
3.50%, 1/1/26	$14	$14
Pool #AH3226,
5.00%, 2/1/41	36	36
Pool #AH4158,
4.00%, 1/1/41	53	50
Pool #AH4450,
3.00%, 1/1/26	7	7
Pool #AH5614,
3.50%, 2/1/26	12	12
Pool #AH8854,
4.50%, 4/1/41	65	63
Pool #AI1247,
4.00%, 4/1/26	7	7
Pool #AI3470,
4.50%, 6/1/41	97	94
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 7.39%, 9/1/41(14)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.43%, 11/1/41(14)	5	5
Pool #AI5603,
4.50%, 7/1/41	57	55
Pool #AI7743,
4.00%, 8/1/41	56	52
Pool #AI9555,
4.00%, 9/1/41	143	135
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.74%, 11/1/41(14)	3	3
Pool #AJ4093,
3.50%, 10/1/26	5	5
Pool #AJ4408,
4.50%, 10/1/41	59	56
Pool #AJ6086,
3.00%, 12/1/26	18	18
Pool #AJ9218,
4.00%, 2/1/42	230	217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #AJ9326,
3.50%, 1/1/42	$481	$438
Pool #AJ9355,
3.00%, 1/1/27	43	42
Pool #AK4813,
3.50%, 3/1/42	167	152
Pool #AK4945,
3.50%, 2/1/42	127	116
Pool #AK7766,
2.50%, 3/1/27	57	56
Pool #AK9444,
4.00%, 3/1/42	29	27
Pool #AL0442,
5.50%, 6/1/40	29	29
Pool #AL1849,
6.00%, 2/1/39	112	117
Pool #AL1939,
3.50%, 6/1/42	437	398
Pool #AL2243,
4.00%, 3/1/42	301	284
Pool #AL2303,
4.50%, 6/1/26	2	2
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.72% Floor, 7.78% Cap), 7.28%, 8/1/42(14)	4	5
Pool #AL3803,
3.00%, 6/1/28	104	102
Pool #AL4462,
2.50%, 6/1/28	128	125
Pool #AL5167,
3.50%, 1/1/34	72	69
Pool #AL5254,
3.00%, 11/1/27	67	66
Pool #AL5377,
4.00%, 6/1/44	982	921
Pool #AL5734,
3.50%, 9/1/29	152	149
Pool #AL5785,
4.00%, 9/1/44	594	557
Pool #AL6488,
3.50%, 8/1/43	227	207
NORTHERN FUNDS QUARTERLY REPORT  48 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #AL7807,
3.00%, 11/1/30	$157	$151
Pool #AL8951,
3.00%, 8/1/46	298	258
Pool #AL9582,
3.00%, 12/1/31	306	292
Pool #AO0752,
3.00%, 4/1/42	184	162
Pool #AO0800,
3.00%, 4/1/27	47	46
Pool #AO4136,
3.50%, 6/1/42	243	221
Pool #AO8629,
3.50%, 7/1/42	94	86
Pool #AP6273,
3.00%, 10/1/42	261	230
Pool #AQ6784,
3.50%, 12/1/42	244	222
Pool #AQ8185,
2.50%, 1/1/28	30	29
Pool #AQ8647,
3.50%, 12/1/42	376	342
Pool #AR1706,
2.50%, 1/1/28	350	341
Pool #AR3054,
3.00%, 1/1/28	95	93
Pool #AR3792,
3.00%, 2/1/43	199	175
Pool #AR9188,
2.50%, 3/1/43	62	52
Pool #AR9582,
3.00%, 3/1/43	159	140
Pool #AS0018,
3.00%, 7/1/43	183	161
Pool #AS0275,
3.00%, 8/1/33	93	87
Pool #AS3294,
4.00%, 9/1/44	360	335
Pool #AS3600,
3.00%, 10/1/29	336	325
Pool #AS4085,
4.00%, 12/1/44	167	156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #AS4306,
3.00%, 1/1/45	$257	$225
Pool #AS5090,
2.50%, 6/1/30	87	83
Pool #AS5324,
2.50%, 7/1/30	171	163
Pool #AS5500,
3.00%, 7/1/35	99	91
Pool #AS5666,
4.00%, 8/1/45	236	219
Pool #AS5892,
3.50%, 10/1/45	267	240
Pool #AS6262,
3.50%, 11/1/45	338	303
Pool #AS6332,
3.50%, 12/1/45	394	353
Pool #AS6398,
3.50%, 12/1/45	296	266
Pool #AS6730,
3.50%, 2/1/46	443	399
Pool #AS6887,
2.50%, 3/1/31	195	185
Pool #AS7149,
3.00%, 5/1/46	519	454
Pool #AS7157,
3.00%, 5/1/46	199	173
Pool #AS7247,
4.00%, 5/1/46	100	93
Pool #AS7343,
3.00%, 6/1/46	192	166
Pool #AS7480,
2.00%, 7/1/31	51	47
Pool #AS7580,
3.00%, 7/1/46	229	197
Pool #AS8067,
3.00%, 10/1/46	525	455
Pool #AS8074,
3.00%, 10/1/46	161	139
Pool #AS8178,
3.00%, 10/1/36	56	52
Pool #AS8194,
2.50%, 10/1/31	677	640
FIXED INCOME FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #AS8424,
3.00%, 12/1/36	$100	$92
Pool #AS8699,
4.00%, 1/1/47	581	539
Pool #AS8960,
4.00%, 3/1/47	197	182
Pool #AS9505,
3.00%, 4/1/32	181	172
Pool #AS9615,
4.50%, 5/1/47	121	116
Pool #AT2720,
3.00%, 5/1/43	439	387
Pool #AT3180,
3.00%, 5/1/43	220	194
Pool #AU1657,
2.50%, 7/1/28	77	75
Pool #AU1689,
3.50%, 8/1/43	1,015	922
Pool #AU3164,
3.00%, 8/1/33	92	86
Pool #AU5919,
3.50%, 9/1/43	337	306
Pool #AV2339,
4.00%, 12/1/43	178	166
Pool #AW8167,
3.50%, 2/1/42	155	141
Pool #AW8595,
3.00%, 8/1/29	71	69
Pool #AX2163,
3.50%, 11/1/44	189	170
Pool #AX4413,
4.00%, 11/1/44	233	217
Pool #AX4839,
3.50%, 11/1/44	283	256
Pool #AY3062,
3.00%, 11/1/26	27	26
Pool #AY9555,
3.00%, 5/1/45	257	223
Pool #AZ1449,
3.00%, 7/1/45	201	175
Pool #AZ2936,
3.00%, 9/1/45	141	123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #AZ2947,
4.00%, 9/1/45	$270	$251
Pool #AZ4775,
3.50%, 10/1/45	184	165
Pool #AZ6684,
3.00%, 2/1/31	246	236
Pool #BA2911,
3.00%, 11/1/30	82	79
Pool #BC0326,
3.50%, 12/1/45	140	126
Pool #BC0822,
3.50%, 4/1/46	1,204	1,080
Pool #BC1105,
3.50%, 2/1/46	530	475
Pool #BC1510,
3.00%, 8/1/46	174	151
Pool #BC9096,
3.50%, 12/1/46	246	221
Pool #BE3171,
2.50%, 2/1/32	211	199
Pool #BH1130,
3.50%, 4/1/32	121	117
Pool #BH7032,
3.50%, 12/1/47	110	99
Pool #BH7106,
3.50%, 1/1/48	247	221
Pool #BH9215,
3.50%, 1/1/48	463	415
Pool #BJ0648,
3.50%, 3/1/48	252	226
Pool #BJ9181,
5.00%, 5/1/48	213	209
Pool #BJ9260,
4.00%, 4/1/48	201	186
Pool #BJ9977,
4.00%, 5/1/48	150	139
Pool #BK0276,
4.00%, 9/1/48	83	77
Pool #BK0920,
4.00%, 7/1/48	339	314
Pool #BK0922,
4.50%, 7/1/48	58	56
NORTHERN FUNDS QUARTERLY REPORT  50 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #BK3044,
2.50%, 9/1/50	$437	$360
Pool #BK4740,
4.00%, 8/1/48	102	94
Pool #BK4764,
4.00%, 8/1/48	100	92
Pool #BK4816,
4.00%, 9/1/48	143	133
Pool #BM1787,
4.00%, 9/1/47	112	104
Pool #BM2001,
3.50%, 12/1/46	71	64
Pool #BM3286,
4.50%, 11/1/47	41	39
Pool #BM5288,
3.50%, 1/1/34	110	107
Pool #BM5804,
5.00%, 1/1/49	220	216
Pool #BN1176,
4.50%, 11/1/48	93	88
Pool #BN1628,
4.50%, 11/1/48	64	61
Pool #BN5947,
3.50%, 6/1/49	151	136
Pool #BN6097,
4.00%, 6/1/49	566	523
Pool #BN6683,
3.50%, 6/1/49	226	203
Pool #BN8985,
2.00%, 3/1/51	319	248
Pool #BN9007,
2.00%, 3/1/51	738	580
Pool #BO1012,
3.50%, 8/1/49	87	78
Pool #BO1021,
3.50%, 8/1/49	109	98
Pool #BO1169,
3.50%, 7/1/49	75	68
Pool #BO1444,
3.00%, 10/1/49	181	156
Pool #BO1461,
3.00%, 10/1/49	108	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #BO3181,
2.50%, 10/1/49	$397	$327
Pool #BO4708,
3.00%, 11/1/49	337	291
Pool #BO8620,
3.00%, 12/1/49	394	339
Pool #BP3454,
2.00%, 5/1/36	405	358
Pool #BP4660,
2.50%, 5/1/50	124	102
Pool #BP6496,
2.00%, 7/1/35	587	522
Pool #BP6626,
2.00%, 8/1/50	790	620
Pool #BP6683,
2.50%, 9/1/50	539	444
Pool #BP7273,
2.50%, 8/1/50	312	257
Pool #BP7585,
2.00%, 9/1/50	2,621	2,057
Pool #BQ0202,
2.50%, 8/1/50	407	337
Pool #BQ1147,
2.50%, 10/1/50	594	491
Pool #BQ1351,
2.50%, 8/1/50	498	412
Pool #BQ4077,
2.00%, 12/1/50	837	652
Pool #BQ5056,
2.00%, 10/1/50	317	251
Pool #BQ5979,
2.00%, 11/1/50	1,352	1,068
Pool #BR1035,
2.00%, 5/1/51	5,296	4,136
Pool #BR4450,
1.50%, 2/1/36	582	503
Pool #BR6042,
2.00%, 2/1/51	1,875	1,469
Pool #BR9755,
2.00%, 4/1/51	1,269	1,006
Pool #BR9761,
2.00%, 4/1/51	970	756
FIXED INCOME FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #BT1034,
2.00%, 7/1/51	$1,854	$1,454
Pool #BT2034,
2.50%, 3/1/42	790	668
Pool #BT4528,
2.50%, 9/1/51	8,687	7,226
Pool #BT8308,
4.50%, 8/1/52	784	738
Pool #BT9031,
2.00%, 8/1/41	776	646
Pool #BU0066,
2.50%, 10/1/51	925	766
Pool #BU4046,
5.00%, 7/1/53	898	869
Pool #BX1915,
6.00%, 1/1/53	695	704
Pool #BX6021,
5.00%, 2/1/53	344	333
Pool #BY0545,
5.00%, 5/1/53	2,109	2,037
Pool #BY4424,
5.50%, 7/1/53	827	818
Pool #CA0110,
3.50%, 8/1/47	211	189
Pool #CA0619,
4.00%, 10/1/47	63	58
Pool #CA0620,
4.00%, 10/1/47	787	729
Pool #CA0656,
3.50%, 11/1/47	600	539
Pool #CA0859,
3.50%, 12/1/47	429	384
Pool #CA0917,
3.50%, 12/1/47	377	338
Pool #CA1370,
4.00%, 3/1/48	209	194
Pool #CA1378,
4.00%, 3/1/48	165	153
Pool #CA1564,
4.50%, 4/1/48	71	68
Pool #CA1711,
4.50%, 5/1/48	208	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #CA1902,
4.50%, 6/1/48	$207	$197
Pool #CA1909,
4.50%, 6/1/48	110	105
Pool #CA1951,
4.00%, 7/1/48	110	102
Pool #CA1952,
4.50%, 6/1/48	48	46
Pool #CA2056,
4.50%, 7/1/48	64	61
Pool #CA2208,
4.50%, 8/1/48	64	60
Pool #CA2256,
3.50%, 8/1/33	96	92
Pool #CA2366,
3.50%, 9/1/48	68	61
Pool #CA2375,
4.00%, 9/1/48	302	280
Pool #CA2559,
4.00%, 11/1/33	121	118
Pool #CA2729,
4.50%, 11/1/48	256	245
Pool #CA3640,
4.00%, 6/1/49	273	253
Pool #CA4029,
4.00%, 8/1/49	701	649
Pool #CA4143,
3.00%, 9/1/49	2,259	1,948
Pool #CA4420,
3.00%, 10/1/49	340	293
Pool #CA4792,
3.00%, 12/1/49	203	175
Pool #CA5020,
3.50%, 1/1/50	388	348
Pool #CA5452,
3.00%, 3/1/50	652	561
Pool #CA5508,
3.00%, 4/1/50	804	688
Pool #CA5700,
2.50%, 5/1/50	10,863	9,002
Pool #CA6072,
2.50%, 6/1/50	331	272
NORTHERN FUNDS QUARTERLY REPORT  52 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #CA6074,
2.50%, 6/1/50	$465	$383
Pool #CA6144,
2.50%, 6/1/50	529	436
Pool #CA6290,
3.00%, 7/1/50	400	345
Pool #CA6305,
2.50%, 7/1/50	922	759
Pool #CA6339,
2.50%, 7/1/50	940	774
Pool #CA6346,
2.50%, 7/1/50	540	445
Pool #CA6563,
2.50%, 8/1/35	430	393
Pool #CA6601,
2.50%, 8/1/50	394	325
Pool #CA6951,
2.50%, 9/1/50	373	308
Pool #CA6962,
2.50%, 9/1/50	550	455
Pool #CA7019,
2.00%, 9/1/50	1,050	827
Pool #CA7216,
2.00%, 10/1/50	2,322	1,822
Pool #CA7232,
2.50%, 10/1/50	1,036	854
Pool #CA7596,
2.00%, 11/1/50	399	311
Pool #CA7600,
2.50%, 11/1/50	1,081	891
Pool #CA7697,
1.50%, 11/1/50	2,102	1,560
Pool #CA7736,
2.50%, 11/1/50	1,083	892
Pool #CA8043,
2.50%, 12/1/50	658	543
Pool #CA9143,
2.00%, 2/1/36	749	666
Pool #CA9355,
2.00%, 3/1/41	429	358
Pool #CA9418,
1.50%, 3/1/36	123	106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #CB0113,
2.00%, 4/1/41	$661	$552
Pool #CB0325,
2.00%, 4/1/51	1,513	1,186
Pool #CB1903,
2.50%, 10/1/51	1,482	1,225
Pool #CB2049,
2.50%, 11/1/51	1,640	1,336
Pool #CB2079,
2.00%, 11/1/51	3,810	3,000
Pool #CB3597,
3.50%, 5/1/52	1,460	1,292
Pool #CB3705,
3.00%, 5/1/37	223	208
Pool #CB4377,
4.00%, 8/1/52	509	466
Pool #CB5094,
6.50%, 11/1/52	1,176	1,220
Pool #CB6031,
5.00%, 4/1/53	88	85
Pool #CB6034,
6.50%, 4/1/53	306	314
Pool #CB6750,
5.50%, 7/1/53	979	967
Pool #CB6755,
6.00%, 7/1/53	867	877
Pool #CB6933,
6.50%, 8/1/53	263	272
Pool #CB7120,
6.00%, 9/1/53	356	360
Pool #CB7123,
6.00%, 9/1/53	338	342
Pool #CB7444,
6.50%, 11/1/53	864	895
Pool #CB8484,
5.50%, 5/1/54	689	680
Pool #CB8821,
6.00%, 7/1/54	950	960
Pool #CB9323,
5.50%, 10/1/54	986	981
Pool #DA0508,
6.00%, 10/1/53	330	333
FIXED INCOME FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #FM1496,
3.50%, 9/1/49	$1,127	$1,011
Pool #FM1708,
3.00%, 12/1/45	218	192
Pool #FM1742,
3.00%, 10/1/49	213	184
Pool #FM1938,
4.50%, 9/1/49	364	347
Pool #FM2305,
3.50%, 2/1/50	544	488
Pool #FM2715,
3.00%, 3/1/50	143	123
Pool #FM2778,
3.00%, 3/1/50	923	795
Pool #FM2963,
3.00%, 2/1/50	2,891	2,502
Pool #FM3125,
3.50%, 3/1/50	762	682
Pool #FM3225,
3.00%, 5/1/50	506	436
Pool #FM3610,
4.00%, 6/1/50	284	262
Pool #FM3747,
2.50%, 8/1/50	862	711
Pool #FM4055,
2.50%, 8/1/50	5,826	4,820
Pool #FM4149,
3.00%, 9/1/50	2,646	2,273
Pool #FM4193,
2.50%, 9/1/50	596	494
Pool #FM4476,
2.00%, 10/1/50	1,564	1,234
Pool #FM4544,
2.00%, 10/1/50	823	646
Pool #FM4598,
2.00%, 11/1/40	186	155
Pool #FM4734,
2.00%, 11/1/35	972	865
Pool #FM4799,
2.00%, 11/1/50	686	542
Pool #FM4868,
2.00%, 11/1/50	1,155	912
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #FM4951,
1.50%, 11/1/35	$461	$398
Pool #FM5087,
2.00%, 12/1/50	476	375
Pool #FM5210,
2.00%, 12/1/50	700	558
Pool #FM5534,
2.00%, 1/1/41	274	229
Pool #FM5570,
2.00%, 1/1/36	573	510
Pool #FM5580,
1.50%, 1/1/36	566	489
Pool #FM5849,
2.00%, 12/1/50	897	699
Pool #FM6055,
2.00%, 2/1/51	1,793	1,413
Pool #FM6099,
2.00%, 2/1/51	1,779	1,395
Pool #FM6338,
2.00%, 2/1/51	1,105	871
Pool #FM6496,
2.00%, 2/1/51	502	397
Pool #FM6550,
2.00%, 3/1/51	354	280
Pool #FM6943,
2.00%, 4/1/51	1,200	949
Pool #FM6964,
2.00%, 5/1/51	959	761
Pool #FM6991,
2.00%, 4/1/51	1,454	1,148
Pool #FM7078,
2.00%, 4/1/51	1,132	900
Pool #FM7080,
2.00%, 4/1/51	583	462
Pool #FM7411,
2.00%, 5/1/51	2,997	2,333
Pool #FM7429,
1.50%, 5/1/36	1,376	1,187
Pool #FM7622,
2.00%, 5/1/51	758	601
Pool #FM8146,
2.00%, 7/1/36	1,286	1,142
NORTHERN FUNDS QUARTERLY REPORT  54 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #FM8848,
2.50%, 9/1/41	$749	$640
Pool #FS0153,
2.00%, 12/1/36	2,105	1,871
Pool #FS1096,
2.00%, 1/1/51	1,285	1,009
Pool #FS2039,
2.00%, 2/1/51	839	658
Pool #FS2442,
4.00%, 7/1/52	773	710
Pool #FS2815,
4.00%, 9/1/52	407	377
Pool #FS3086,
5.50%, 10/1/52	1,643	1,631
Pool #FS3402,
5.00%, 11/1/52	335	324
Pool #FS3421,
5.00%, 12/1/52	344	333
Pool #FS3452,
5.00%, 12/1/52	582	570
Pool #FS3747,
5.50%, 12/1/52	633	626
Pool #FS3762,
5.00%, 12/1/52	471	456
Pool #FS3921,
5.50%, 2/1/53	426	426
Pool #FS4041,
5.50%, 3/1/53	617	611
Pool #FS4047,
3.50%, 12/1/42	170	154
Pool #FS4463,
1.50%, 8/1/37	507	435
Pool #FS4485,
6.00%, 5/1/53	587	594
Pool #FS4522,
5.00%, 5/1/53	174	168
Pool #FS4842,
5.50%, 6/1/53	259	258
Pool #FS4931,
6.00%, 6/1/53	879	885
Pool #FS5115,
5.50%, 6/1/53	461	455
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #FS5116,
5.50%, 6/1/53	$430	$427
Pool #FS5119,
6.00%, 7/1/53	2,554	2,590
Pool #FS5304,
5.50%, 7/1/53	176	175
Pool #FS5396,
5.00%, 7/1/53	1,884	1,833
Pool #FS5436,
5.50%, 8/1/53	284	284
Pool #FS5562,
2.00%, 3/1/52	3,161	2,483
Pool #FS5584,
6.50%, 8/1/53	426	440
Pool #FS5696,
2.00%, 4/1/51	275	216
Pool #FS5709,
5.00%, 8/1/53	821	797
Pool #FS5838,
6.00%, 9/1/53	1,206	1,227
Pool #FS5946,
2.00%, 3/1/37	2,581	2,282
Pool #FS5965,
6.00%, 10/1/53	356	360
Pool #FS6092,
6.00%, 10/1/53	319	323
Pool #FS6315,
6.50%, 11/1/53	421	432
Pool #FS6461,
6.00%, 10/1/53	439	444
Pool #FS6533,
6.00%, 6/1/53	1,788	1,820
Pool #FS6611,
7.00%, 12/1/53	1,514	1,572
Pool #FS6635,
3.00%, 11/1/53	1,413	1,201
Pool #FS6855,
6.50%, 2/1/54	523	539
Pool #FS7033,
6.00%, 8/1/53	631	640
Pool #FS8129,
5.50%, 5/1/54	566	564
FIXED INCOME FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #FS8144,
5.50%, 5/1/54	$943	$943
Pool #MA0361,
4.00%, 3/1/30	28	27
Pool #MA0711,
3.50%, 4/1/31	54	52
Pool #MA0976,
3.50%, 2/1/32	125	121
Pool #MA1138,
3.50%, 8/1/32	98	94
Pool #MA1141,
3.00%, 8/1/32	46	44
Pool #MA1200,
3.00%, 10/1/32	268	253
Pool #MA2320,
3.00%, 7/1/35	222	205
Pool #MA2473,
3.50%, 12/1/35	89	85
Pool #MA2512,
4.00%, 1/1/46	117	109
Pool #MA2670,
3.00%, 7/1/46	538	467
Pool #MA2672,
3.00%, 7/1/36	114	105
Pool #MA2705,
3.00%, 8/1/46	391	339
Pool #MA2737,
3.00%, 9/1/46	181	156
Pool #MA2771,
3.00%, 10/1/46	196	170
Pool #MA2775,
2.50%, 10/1/31	99	94
Pool #MA2781,
2.50%, 10/1/46	149	125
Pool #MA2804,
3.00%, 11/1/36	224	207
Pool #MA2817,
2.50%, 11/1/36	91	82
Pool #MA2841,
2.50%, 12/1/36	36	33
Pool #MA2863,
3.00%, 1/1/47	3,237	2,805
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #MA2895,
3.00%, 2/1/47	$201	$174
Pool #MA3028,
3.50%, 6/1/37	172	162
Pool #MA3057,
3.50%, 7/1/47	305	273
Pool #MA3058,
4.00%, 7/1/47	113	105
Pool #MA3059,
3.50%, 7/1/37	29	27
Pool #MA3073,
4.50%, 7/1/47	235	225
Pool #MA3127,
3.00%, 9/1/37	70	64
Pool #MA3150,
4.50%, 10/1/47	129	123
Pool #MA3181,
3.50%, 11/1/37	46	43
Pool #MA3182,
3.50%, 11/1/47	373	335
Pool #MA3184,
4.50%, 11/1/47	44	42
Pool #MA3185,
3.00%, 11/1/37	77	70
Pool #MA3188,
3.00%, 11/1/32	223	212
Pool #MA3211,
4.00%, 12/1/47	70	65
Pool #MA3239,
4.00%, 1/1/48	300	278
Pool #MA3276,
3.50%, 2/1/48	307	276
Pool #MA3281,
4.00%, 2/1/38	164	157
Pool #MA3334,
4.50%, 4/1/48	230	219
Pool #MA3385,
4.50%, 6/1/48	78	74
Pool #MA3413,
4.00%, 7/1/38	28	27
Pool #MA3443,
4.00%, 8/1/48	72	66
NORTHERN FUNDS QUARTERLY REPORT  56 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #MA3444,
4.50%, 8/1/48	$68	$65
Pool #MA3467,
4.00%, 9/1/48	69	64
Pool #MA3492,
4.00%, 10/1/38	24	23
Pool #MA3547,
3.00%, 12/1/33	129	122
Pool #MA3590,
4.00%, 2/1/39	24	23
Pool #MA3685,
3.00%, 6/1/49	119	102
Pool #MA3692,
3.50%, 7/1/49	91	82
Pool #MA3695,
3.00%, 7/1/34	49	46
Pool #MA3744,
3.00%, 8/1/49	133	114
Pool #MA3765,
2.50%, 9/1/49	282	233
Pool #MA3870,
2.50%, 12/1/49	146	121
Pool #MA3871,
3.00%, 12/1/49	136	117
Pool #MA3896,
2.50%, 1/1/35	780	711
Pool #MA3898,
3.50%, 1/1/35	251	239
Pool #MA3902,
2.50%, 1/1/50	141	116
Pool #MA3934,
3.00%, 2/1/40	87	79
Pool #MA3958,
3.00%, 3/1/40	89	81
Pool #MA4013,
2.50%, 5/1/35	167	152
Pool #MA4014,
3.00%, 5/1/35	262	245
Pool #MA4053,
2.50%, 6/1/35	690	631
Pool #MA4072,
2.50%, 7/1/40	201	172
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #MA4078,
2.50%, 7/1/50	$1,204	$993
Pool #MA4094,
2.50%, 8/1/40	223	192
Pool #MA4096,
2.50%, 8/1/50	754	621
Pool #MA4099,
2.50%, 8/1/35	709	648
Pool #MA4100,
2.00%, 8/1/50	1,499	1,177
Pool #MA4119,
2.00%, 9/1/50	1,762	1,380
Pool #MA4122,
1.50%, 9/1/35	248	215
Pool #MA4123,
2.00%, 9/1/35	868	773
Pool #MA4128,
2.00%, 9/1/40	383	321
Pool #MA4153,
2.50%, 10/1/40	110	95
Pool #MA4154,
1.50%, 10/1/35	377	326
Pool #MA4155,
2.00%, 10/1/35	953	846
Pool #MA4176,
2.00%, 11/1/40	675	563
Pool #MA4181,
1.50%, 11/1/50	2,253	1,666
Pool #MA4232,
2.00%, 1/1/41	330	275
Pool #MA4254,
1.50%, 2/1/51	498	369
Pool #MA4266,
1.50%, 2/1/41	493	393
Pool #MA4278,
1.50%, 3/1/36	1,705	1,470
Pool #MA4280,
1.50%, 3/1/51	865	640
Pool #MA4305,
2.00%, 4/1/51	2,729	2,139
Pool #MA4310,
1.50%, 4/1/41	295	237
FIXED INCOME FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool #MA4326,
2.50%, 5/1/51	$1,043	$857
Pool #MA4333,
2.00%, 5/1/41	780	650
Pool #MA4334,
2.50%, 5/1/41	287	244
Pool #MA4342,
1.50%, 5/1/41	151	120
Pool #MA4496,
1.50%, 12/1/36	1,835	1,575
Pool #MA4500,
1.50%, 12/1/41	400	321
Pool #MA4692,
2.50%, 8/1/37	154	140
Pool #MA4731,
3.50%, 9/1/52	976	864
Pool #MA4732,
4.00%, 9/1/52	4,687	4,292
Pool #MA4733,
4.50%, 9/1/52	5,121	4,824
Pool #MA4779,
4.00%, 10/1/42	161	151
Pool #MA4805,
4.50%, 11/1/52	2,365	2,228
Pool #MA4823,
4.50%, 10/1/37	199	195
Pool #MA4915,
5.00%, 2/1/38	172	171
Pool #MA4991,
5.50%, 4/1/38	105	106
Pool #MA5039,
5.50%, 6/1/53	696	688
Pool #MA5042,
4.50%, 6/1/38	77	76
Pool #MA5060,
5.00%, 6/1/43	81	78
Pool #MA5088,
6.00%, 7/1/38	137	139
Pool #MA5330,
5.50%, 4/1/39	82	83
Pool #MA5389,
6.00%, 6/1/54	1,179	1,187
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Fannie Mae – 11.4%continued
Pool TBA,
1/1/53(15)	$3,500	$3,377
1/1/53(15)	5,400	5,327
1/1/54(15)	1,000	940
1/1/55(15)	3,000	3,015
		257,334
Federal Farm Credit Bank – 0.3%
Federal Farm Credit Banks Funding Corp.,
3.32%, 2/25/26	520	515
4.75%, 3/9/26	1,180	1,186
3.38%, 9/15/27	2,475	2,417
4.58%, 9/20/27	2,000	1,990
		6,108
Federal Home Loan Bank – 0.2%
1.10%, 8/20/26	2,000	1,894
4.13%, 9/10/27	875	871
3.25%, 11/16/28	1,000	965
5.50%, 7/15/36	500	532
		4,262
Freddie Mac – 8.3%
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	700	784
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	390
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	243
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	340
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	242
NORTHERN FUNDS QUARTERLY REPORT  58 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	$150	$145
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	198	191
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	145
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	195
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	$350	$341
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	476
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	143
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	284
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	187
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	278
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	227
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	223
FIXED INCOME FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	$200	$175
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	335	285
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	421
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	419
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	420
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	84
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	210
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	167
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	254
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	169
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	426
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class A2,
3.00%, 6/25/32	$250	$221
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	300	274
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	279
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	91
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	90
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	86
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	77
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	148
NORTHERN FUNDS QUARTERLY REPORT  60 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	$150	$111
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	76
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	464
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	188
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	$200	$194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class A2,
5.00%, 5/25/34	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	505
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	250	251
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	153
Freddie Mac Multifamily Structured Pass Through Certificates, Series K757, Class A2,
4.46%, 8/25/31	100	98
Pool #QA0127,
3.50%, 6/1/49	521	468
Pool #QA1132,
3.50%, 7/1/49	174	156
Pool #QA1263,
3.50%, 7/1/49	188	169
Pool #QA1752,
3.50%, 8/1/49	1,080	969
Pool #QA1883,
4.00%, 8/1/49	296	274
Pool #QA3149,
3.00%, 10/1/49	311	269
Pool #QA4699,
3.00%, 11/1/49	187	161
FIXED INCOME FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #QA8043,
3.00%, 3/1/50	$1,463	$1,261
Pool #QB0211,
2.50%, 6/1/50	455	373
Pool #QB2516,
2.50%, 8/1/50	339	279
Pool #QB2545,
2.00%, 8/1/50	1,935	1,518
Pool #QB2682,
2.50%, 8/1/50	390	322
Pool #QB2966,
2.50%, 9/1/50	123	101
Pool #QB3199,
2.00%, 9/1/50	669	525
Pool #QB4275,
2.00%, 10/1/50	276	216
Pool #QB5128,
2.00%, 10/1/50	988	775
Pool #QB5507,
2.00%, 11/1/50	698	554
Pool #QB6246,
2.00%, 12/1/50	329	261
Pool #QB6448,
2.00%, 12/1/50	1,046	820
Pool #QB8131,
2.00%, 2/1/51	3,358	2,633
Pool #QB8132,
2.00%, 1/1/51	4,697	3,658
Pool #QB9266,
2.00%, 3/1/51	442	349
Pool #QB9410,
2.00%, 1/1/51	1,322	1,036
Pool #QC1443,
2.00%, 5/1/51	1,804	1,428
Pool #QC1809,
2.00%, 5/1/51	431	339
Pool #QC2062,
2.00%, 5/1/51	751	584
Pool #QC3259,
2.00%, 6/1/51	2,870	2,233
Pool #QC9442,
2.50%, 10/1/51	3,832	3,156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #QD0822,
3.00%, 11/1/51	$1,048	$903
Pool #QD2146,
2.00%, 12/1/51	843	663
Pool #QE9161,
4.50%, 9/1/52	767	722
Pool #QF7121,
5.50%, 2/1/53	841	832
Pool #QG5959,
5.00%, 7/1/53	918	887
Pool #QG7215,
5.50%, 7/1/53	878	868
Pool #QG8401,
5.50%, 8/1/53	678	669
Pool #QG8408,
5.00%, 8/1/53	1,186	1,147
Pool #QH1135,
7.00%, 9/1/53	369	389
Pool #QI2828,
5.50%, 4/1/54	1,034	1,020
Pool #QJ5279,
6.00%, 10/1/54	975	981
Pool #QK0622,
1.50%, 2/1/41	484	387
Pool #QN0818,
2.50%, 10/1/34	209	192
Pool #QN5018,
2.00%, 1/1/36	505	449
Pool #QN5866,
2.00%, 4/1/36	269	240
Pool #QN6394,
1.50%, 5/1/36	1,452	1,253
Pool #QN7743,
2.00%, 9/1/36	776	687
Pool #QN8899,
2.00%, 12/1/36	729	644
Pool #RA1196,
4.00%, 8/1/49	694	643
Pool #RA1343,
3.00%, 9/1/49	2,020	1,743
Pool #RA1493,
3.00%, 10/1/49	2,967	2,558
NORTHERN FUNDS QUARTERLY REPORT  62 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #RA1501,
3.00%, 10/1/49	$120	$103
Pool #RA2010,
3.50%, 1/1/50	228	204
Pool #RA2117,
3.00%, 2/1/50	290	250
Pool #RA2386,
3.00%, 4/1/50	742	638
Pool #RA2457,
3.00%, 4/1/50	449	387
Pool #RA2677,
2.00%, 6/1/50	1,797	1,418
Pool #RA2730,
2.50%, 6/1/50	269	222
Pool #RA2790,
2.50%, 6/1/50	426	351
Pool #RA2853,
2.50%, 6/1/50	512	422
Pool #RA2959,
2.50%, 7/1/50	504	415
Pool #RA3086,
2.50%, 7/1/50	368	303
Pool #RA3306,
2.50%, 8/1/50	349	288
Pool #RA3524,
2.00%, 9/1/50	1,865	1,468
Pool #RA3563,
2.00%, 9/1/50	928	728
Pool #RA3578,
2.00%, 9/1/50	1,221	962
Pool #RA3580,
2.00%, 9/1/50	1,147	903
Pool #RA3662,
2.50%, 10/1/50	564	465
Pool #RA3663,
2.50%, 10/1/50	583	481
Pool #RA3723,
2.00%, 10/1/50	1,198	944
Pool #RA3765,
2.50%, 10/1/50	576	475
Pool #RA3913,
2.50%, 11/1/50	2,894	2,403
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #RA4209,
1.50%, 12/1/50	$1,713	$1,270
Pool #RA4218,
2.50%, 12/1/50	7,225	5,971
Pool #RA5204,
2.00%, 5/1/51	1,519	1,182
Pool #RA5373,
2.00%, 6/1/51	701	553
Pool #RA6333,
2.00%, 11/1/51	3,680	2,878
Pool #RA6340,
2.50%, 11/1/51	2,416	1,990
Pool #RA7097,
3.50%, 4/1/52	803	714
Pool #RA7099,
2.00%, 1/1/51	2,645	2,073
Pool #RA8761,
5.50%, 3/1/53	518	516
Pool #RA8791,
5.00%, 4/1/53	1,254	1,213
Pool #RB0452,
2.00%, 2/1/41	795	664
Pool #RB5032,
2.50%, 2/1/40	65	57
Pool #RB5033,
3.00%, 2/1/40	240	217
Pool #RB5043,
2.50%, 4/1/40	119	105
Pool #RB5048,
2.50%, 5/1/40	66	58
Pool #RB5059,
2.50%, 7/1/40	84	72
Pool #RB5066,
2.50%, 8/1/40	225	194
Pool #RB5076,
2.00%, 8/1/40	484	405
Pool #RB5085,
2.00%, 11/1/40	436	364
Pool #RB5095,
2.00%, 1/1/41	327	273
Pool #RB5100,
2.00%, 2/1/41	269	224
FIXED INCOME FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #RB5110,
1.50%, 5/1/41	$1,049	$837
Pool #RB5111,
2.00%, 5/1/41	437	365
Pool #RB5131,
2.00%, 10/1/41	764	635
Pool #RC1857,
1.50%, 2/1/36	481	415
Pool #RC2045,
2.00%, 6/1/36	240	212
Pool #RJ1229,
6.00%, 4/1/54	925	931
Pool #RJ2693,
5.00%, 10/1/54	497	481
Pool #SB0048,
3.00%, 8/1/34	392	367
Pool #SB0330,
2.00%, 5/1/35	329	293
Pool #SB0434,
2.00%, 10/1/35	545	485
Pool #SB0571,
2.00%, 10/1/36	1,080	955
Pool #SB0726,
4.00%, 8/1/37	295	284
Pool #SB0834,
2.50%, 2/1/36	867	793
Pool #SB0955,
5.50%, 8/1/38	72	73
Pool #SB8045,
2.50%, 5/1/35	143	131
Pool #SB8046,
3.00%, 5/1/35	245	229
Pool #SB8057,
2.00%, 8/1/35	497	443
Pool #SB8058,
2.50%, 8/1/35	570	518
Pool #SB8061,
2.00%, 9/1/35	880	783
Pool #SB8067,
1.50%, 9/1/35	229	198
Pool #SB8068,
1.50%, 10/1/35	248	214
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #SB8069,
2.00%, 10/1/35	$704	$626
Pool #SB8073,
1.50%, 11/1/35	320	277
Pool #SB8078,
1.50%, 12/1/35	677	584
Pool #SB8083,
1.50%, 1/1/36	392	338
Pool #SB8092,
1.50%, 3/1/36	704	607
Pool #SB8122,
1.50%, 10/1/36	1,485	1,280
Pool #SB8177,
3.50%, 9/1/37	220	208
Pool #SB8178,
4.00%, 9/1/37	209	201
Pool #SB8182,
3.00%, 10/1/37	308	287
Pool #SB8206,
5.00%, 1/1/38	139	138
Pool #SB8208,
5.50%, 1/1/38	69	70
Pool #SB8233,
4.50%, 6/1/38	205	201
Pool #SB8247,
5.00%, 8/1/38	76	76
Pool #SB8501,
2.00%, 8/1/35	558	496
Pool #SB8511,
2.00%, 5/1/36	1,168	1,038
Pool #SD0163,
3.00%, 12/1/49	549	473
Pool #SD0261,
3.00%, 2/1/50	221	190
Pool #SD0262,
3.50%, 2/1/50	362	327
Pool #SD0410,
2.50%, 8/1/50	1,144	947
Pool #SD0414,
2.50%, 8/1/50	209	173
Pool #SD0467,
2.00%, 12/1/50	558	435
NORTHERN FUNDS QUARTERLY REPORT  64 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #SD0537,
2.00%, 3/1/51	$3,009	$2,342
Pool #SD0608,
2.50%, 5/1/51	2,658	2,219
Pool #SD0764,
2.50%, 10/1/51	2,325	1,925
Pool #SD1592,
4.00%, 8/1/52	689	631
Pool #SD1596,
4.00%, 9/1/52	589	543
Pool #SD1855,
5.00%, 9/1/52	523	507
Pool #SD1958,
5.00%, 11/1/52	344	336
Pool #SD2236,
5.50%, 11/1/52	1,106	1,098
Pool #SD2258,
5.00%, 1/1/53	649	629
Pool #SD2266,
5.00%, 1/1/53	556	539
Pool #SD2666,
5.00%, 3/1/53	635	615
Pool #SD2693,
6.50%, 4/1/53	590	612
Pool #SD2922,
5.00%, 5/1/53	453	438
Pool #SD2936,
5.00%, 4/1/53	358	347
Pool #SD3074,
5.50%, 5/1/53	878	868
Pool #SD3683,
5.50%, 9/1/53	956	948
Pool #SD3713,
6.50%, 8/1/53	899	928
Pool #SD3714,
6.50%, 8/1/53	501	516
Pool #SD3904,
6.50%, 9/1/53	408	421
Pool #SD3913,
5.50%, 9/1/53	275	273
Pool #SD3990,
5.50%, 9/1/53	922	925
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #SD3992,
5.50%, 9/1/53	$552	$550
Pool #SD4204,
6.50%, 10/1/53	673	692
Pool #SD4262,
6.00%, 11/1/53	624	635
Pool #SD4668,
6.00%, 10/1/53	443	448
Pool #SD4702,
6.50%, 1/1/54	599	617
Pool #SD4919,
6.50%, 2/1/54	457	479
Pool #SD5058,
5.50%, 3/1/54	286	283
Pool #SD5316,
6.00%, 4/1/54	851	856
Pool #SD5958,
6.50%, 8/1/54	1,095	1,124
Pool #SD7512,
3.00%, 2/1/50	467	404
Pool #SD7536,
2.50%, 2/1/51	5,307	4,398
Pool #SD7537,
2.00%, 3/1/51	2,881	2,276
Pool #SD7539,
2.00%, 4/1/51	362	287
Pool #SD7541,
2.00%, 5/1/51	1,946	1,540
Pool #SD8019,
4.50%, 10/1/49	308	293
Pool #SD8023,
2.50%, 11/1/49	268	221
Pool #SD8029,
2.50%, 12/1/49	300	247
Pool #SD8037,
2.50%, 1/1/50	305	251
Pool #SD8083,
2.50%, 8/1/50	688	567
Pool #SD8090,
2.00%, 9/1/50	2,171	1,704
Pool #SD8097,
2.00%, 8/1/50	1,900	1,492
FIXED INCOME FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #SD8104,
1.50%, 11/1/50	$3,736	$2,769
Pool #SD8112,
1.50%, 12/1/50	1,110	821
Pool #SD8139,
1.50%, 4/1/51	2,129	1,574
Pool #SD8213,
3.00%, 5/1/52	1,464	1,244
Pool #SD8225,
3.00%, 7/1/52	1,775	1,509
Pool #SD8266,
4.50%, 11/1/52	2,375	2,236
Pool #SD8325,
6.00%, 5/1/53	902	907
Pool #SD8331,
5.50%, 6/1/53	608	601
Pool #SD8332,
6.00%, 6/1/53	667	671
Pool #SD8374,
6.50%, 11/1/53	378	387
Pool #SD8386,
7.00%, 12/1/53	342	355
Pool #SD8399,
7.50%, 1/1/54	192	202
6.50%, 2/1/54	709	729
Pool #ZA1036,
4.50%, 2/1/40	63	61
Pool #ZA1159,
3.50%, 4/1/42	185	168
Pool #ZA1165,
3.50%, 4/1/42	274	249
Pool #ZA1254,
3.00%, 10/1/42	842	742
Pool #ZA1334,
3.50%, 7/1/42	96	88
Pool #ZA1361,
3.50%, 5/1/43	141	128
Pool #ZA1375,
4.00%, 9/1/44	78	73
Pool #ZA1378,
3.50%, 10/1/44	128	116
Pool #ZA2773,
2.50%, 8/1/27	31	31
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #ZA3862,
2.50%, 5/1/31	$191	$181
Pool #ZA4194,
3.00%, 4/1/43	200	177
Pool #ZA4214,
3.00%, 5/1/43	304	268
Pool #ZA4715,
4.00%, 9/1/46	488	453
Pool #ZA5107,
4.00%, 11/1/47	145	135
Pool #ZA5642,
4.00%, 9/1/48	141	131
Pool #ZA5950,
4.50%, 11/1/48	359	343
Pool #ZI6135,
5.00%, 9/1/34	291	288
Pool #ZI6854,
4.50%, 12/1/37	40	39
Pool #ZI7645,
5.00%, 6/1/38	80	79
Pool #ZI8519,
4.50%, 2/1/39	14	13
Pool #ZI9349,
4.50%, 10/1/39	219	211
Pool #ZI9657,
4.50%, 1/1/40	272	262
Pool #ZI9939,
4.50%, 4/1/40	84	82
Pool #ZJ0631,
4.50%, 10/1/40	106	103
Pool #ZJ1046,
4.00%, 1/1/41	144	136
Pool #ZJ1052,
4.00%, 1/1/41	132	124
Pool #ZJ1228,
4.00%, 2/1/41	190	179
Pool #ZJ1359,
4.50%, 3/1/41	92	89
Pool #ZK5468,
2.00%, 5/1/28	177	170
Pool #ZK7259,
2.50%, 4/1/30	182	174
NORTHERN FUNDS QUARTERLY REPORT  66 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #ZK7533,
2.50%, 7/1/30	$125	$118
Pool #ZL1714,
4.50%, 7/1/41	129	125
Pool #ZL1806,
4.50%, 8/1/41	377	365
Pool #ZL1922,
4.00%, 9/1/41	41	38
Pool #ZL2350,
3.50%, 11/1/41	65	60
Pool #ZL3211,
3.50%, 6/1/42	261	238
Pool #ZL3551,
3.50%, 8/1/42	393	358
Pool #ZL4709,
3.00%, 1/1/43	271	239
Pool #ZL5074,
3.00%, 2/1/43	123	108
Pool #ZL5915,
3.50%, 5/1/43	573	520
Pool #ZL5927,
3.00%, 5/1/43	163	144
Pool #ZL6381,
3.00%, 6/1/43	273	240
Pool #ZL6467,
3.00%, 7/1/43	211	186
Pool #ZL6920,
3.50%, 8/1/43	79	71
Pool #ZL7780,
4.00%, 2/1/44	211	198
Pool #ZL8709,
4.00%, 11/1/44	106	99
Pool #ZM0489,
4.00%, 11/1/45	158	147
Pool #ZM0617,
3.50%, 12/1/45	197	177
Pool #ZM1194,
3.00%, 6/1/46	239	207
Pool #ZM1933,
3.00%, 10/1/46	272	236
Pool #ZM2167,
3.00%, 11/1/46	444	385
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #ZM2286,
3.50%, 12/1/46	$714	$640
Pool #ZM3525,
3.50%, 6/1/47	103	92
Pool #ZM3933,
3.50%, 8/1/47	399	358
Pool #ZM4305,
3.50%, 9/1/47	404	362
Pool #ZM4601,
3.50%, 10/1/47	519	467
Pool #ZM4711,
4.00%, 11/1/47	606	563
Pool #ZM4736,
3.50%, 11/1/47	146	131
Pool #ZM4908,
3.50%, 11/1/47	281	252
Pool #ZM5133,
3.50%, 12/1/47	121	109
Pool #ZM5397,
3.50%, 1/1/48	207	186
Pool #ZM5659,
3.50%, 2/1/48	232	208
Pool #ZM5917,
4.00%, 3/1/48	164	152
Pool #ZM6682,
4.50%, 5/1/48	164	157
Pool #ZM7370,
4.00%, 7/1/48	107	99
Pool #ZM7378,
5.00%, 7/1/48	130	128
Pool #ZM7849,
4.00%, 8/1/48	48	45
Pool #ZM8045,
4.00%, 9/1/48	162	150
Pool #ZM8575,
4.50%, 10/1/48	96	92
Pool #ZN1506,
3.50%, 11/1/48	606	544
Pool #ZN3447,
3.50%, 2/1/49	114	102
Pool #ZS0932,
4.50%, 8/1/34	7	7
FIXED INCOME FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #ZS1567,
5.00%, 8/1/37	$10	$10
Pool #ZS2391,
5.00%, 9/1/38	19	19
Pool #ZS2499,
5.00%, 3/1/38	43	43
Pool #ZS2533,
4.50%, 2/1/39	46	45
Pool #ZS2827,
4.50%, 11/1/39	114	110
Pool #ZS3554,
3.50%, 7/1/42	177	161
Pool #ZS3596,
4.00%, 6/1/42	464	436
Pool #ZS3613,
4.00%, 8/1/42	232	218
Pool #ZS4078,
3.50%, 1/1/45	251	227
Pool #ZS4127,
4.50%, 7/1/44	106	102
Pool #ZS4472,
3.50%, 2/1/42	171	156
Pool #ZS4536,
3.50%, 10/1/43	250	227
Pool #ZS4584,
3.00%, 9/1/44	93	82
Pool #ZS4600,
4.00%, 1/1/45	261	242
Pool #ZS4607,
3.50%, 3/1/45	330	297
Pool #ZS4617,
3.00%, 6/1/45	171	148
Pool #ZS4618,
3.50%, 6/1/45	268	241
Pool #ZS4621,
3.00%, 7/1/45	412	359
Pool #ZS4627,
4.00%, 8/1/45	89	83
Pool #ZS4629,
3.00%, 9/1/45	527	459
Pool #ZS4630,
3.50%, 9/1/45	181	162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #ZS4634,
4.00%, 10/1/45	$107	$100
Pool #ZS4639,
4.00%, 11/1/45	110	103
Pool #ZS4642,
3.50%, 12/1/45	371	332
Pool #ZS4655,
3.50%, 3/1/46	182	163
Pool #ZS4667,
3.00%, 6/1/46	262	227
Pool #ZS4671,
3.00%, 8/1/46	591	512
Pool #ZS4677,
3.00%, 9/1/46	164	142
Pool #ZS4703,
3.00%, 2/1/47	172	149
Pool #ZS4722,
3.50%, 6/1/47	164	147
Pool #ZS4730,
3.50%, 8/1/47	62	55
Pool #ZS4740,
4.00%, 10/1/47	295	272
Pool #ZS4743,
3.50%, 11/1/47	406	365
Pool #ZS4745,
4.50%, 11/1/47	274	262
Pool #ZS4747,
3.50%, 12/1/47	112	101
Pool #ZS4748,
4.00%, 12/1/47	306	283
Pool #ZS4749,
4.50%, 12/1/47	94	90
Pool #ZS4752,
4.00%, 1/1/48	242	225
Pool #ZS4759,
3.50%, 3/1/48	241	216
Pool #ZS4769,
4.00%, 5/1/48	129	120
Pool #ZS4773,
4.50%, 6/1/48	40	38
Pool #ZS4781,
4.50%, 7/1/48	100	95
NORTHERN FUNDS QUARTERLY REPORT  68 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac – 8.3%continued
Pool #ZS4785,
4.00%, 8/1/48	$98	$91
Pool #ZS8023,
2.00%, 8/1/32	37	34
Pool #ZS8495,
2.50%, 8/1/28	381	369
Pool #ZS8628,
2.00%, 11/1/31	60	56
Pool #ZS8639,
2.00%, 1/1/32	22	20
Pool #ZS9449,
3.50%, 8/1/45	268	241
Pool #ZS9495,
3.50%, 10/1/45	431	389
Pool #ZS9580,
3.50%, 12/1/45	395	355
Pool #ZS9805,
3.00%, 9/1/46	403	350
Pool #ZS9827,
3.00%, 10/1/46	362	315
Pool #ZT0495,
4.50%, 8/1/48	42	40
Pool #ZT0524,
4.50%, 9/1/48	233	222
Pool #ZT0542,
4.00%, 7/1/48	437	407
Pool #ZT0712,
4.00%, 10/1/48	140	130
Pool #ZT0787,
4.00%, 10/1/48	130	120
Pool #ZT1702,
4.00%, 1/1/49	243	225
Pool #ZT2091,
3.00%, 6/1/34	56	53
		187,261
Freddie Mac Gold – 0.2%
Pool #A16753,
5.00%, 11/1/33	22	22
Pool #A17665,
5.00%, 1/1/34	22	22
Pool #A27950,
5.50%, 11/1/34	52	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac Gold – 0.2%continued
Pool #A31136,
5.50%, 1/1/35	$105	$106
Pool #A39306,
5.50%, 11/1/35	20	20
Pool #A46224,
5.00%, 7/1/35	5	5
Pool #A48104,
5.00%, 1/1/36	25	25
Pool #A57604,
5.00%, 3/1/37	32	32
Pool #A58718,
5.50%, 3/1/37	4	5
Pool #A59081,
5.50%, 4/1/37	23	23
Pool #A61560,
5.50%, 10/1/36	62	63
Pool #A64474,
5.50%, 9/1/37	6	6
Pool #A67116,
7.00%, 10/1/37	12	13
Pool #A68761,
5.50%, 9/1/37	98	99
Pool #A69303,
6.00%, 11/1/37	3	3
Pool #A73778,
5.00%, 2/1/38	31	31
Pool #A74134,
7.00%, 2/1/38	16	17
Pool #A83008,
5.50%, 11/1/38	82	82
Pool #A91541,
5.00%, 3/1/40	63	63
Pool #C91009,
5.00%, 11/1/26	1	1
Pool #C91247,
5.00%, 4/1/29	21	21
Pool #C91370,
4.50%, 5/1/31	48	48
Pool #C91826,
3.00%, 5/1/35	70	65
Pool #C91858,
3.00%, 12/1/35	72	66
FIXED INCOME FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac Gold – 0.2%continued
Pool #C91879,
3.00%, 6/1/36	$87	$81
Pool #C91908,
3.00%, 1/1/37	42	39
Pool #D97564,
5.00%, 1/1/28	41	41
Pool #D99094,
3.00%, 3/1/32	58	56
Pool #E04044,
3.50%, 8/1/27	75	74
Pool #G02064,
5.00%, 2/1/36	34	34
Pool #G02069,
5.50%, 3/1/36	5	5
Pool #G02386,
6.00%, 11/1/36	48	50
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	18	18
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	251	260
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	7	8
Pool #G03121,
5.00%, 6/1/36	31	31
Pool #G03134,
5.50%, 8/1/36	14	14
Pool #G03218,
6.00%, 9/1/37	4	5
Pool #G03351,
6.00%, 9/1/37	14	14
Pool #G03513,
6.00%, 11/1/37	17	17
Pool #G03600,
7.00%, 11/1/37	8	8
Pool #G03737,
6.50%, 11/1/37	107	112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac Gold – 0.2%continued
Pool #G03992,
6.00%, 3/1/38	$11	$11
Pool #G04287,
5.00%, 5/1/38	28	28
Pool #G04459,
5.50%, 6/1/38	26	26
Pool #G04611,
6.00%, 7/1/38	54	56
Pool #G04650,
6.50%, 9/1/38	21	22
Pool #G05733,
5.00%, 11/1/39	84	83
Pool #G05969,
5.00%, 8/1/40	40	40
Pool #G06767,
5.00%, 10/1/41	178	178
Pool #G06947,
6.00%, 5/1/40	61	63
Pool #G08189,
7.00%, 3/1/37	12	12
Pool #G08192,
5.50%, 4/1/37	13	13
Pool #G08341,
5.00%, 4/1/39	219	218
Pool #G14554,
4.50%, 7/1/26(10)	—	—
Pool #G14891,
3.00%, 10/1/28	51	50
Pool #G15134,
3.00%, 5/1/29	40	39
Pool #G16562,
3.50%, 8/1/33	181	174
Pool #G16774,
3.50%, 2/1/34	84	81
Pool #G18438,
2.50%, 6/1/27	39	38
Pool #G18571,
2.50%, 10/1/30	93	89
Pool #G18601,
3.00%, 5/1/31	123	118
Pool #G18664,
3.50%, 10/1/32	75	72
NORTHERN FUNDS QUARTERLY REPORT  70 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Freddie Mac Gold – 0.2%continued
Pool #G18681,
3.00%, 3/1/33	$250	$238
Pool #G30327,
4.50%, 1/1/27	3	3
Pool #G67713,
4.00%, 6/1/48	482	448
Pool #J12098,
4.50%, 4/1/25	4	4
Pool #J14808,
3.50%, 3/1/26	36	36
Pool #J16932,
3.00%, 10/1/26	21	21
Pool #J17055,
3.00%, 11/1/26	20	20
Pool #J17232,
3.00%, 11/1/26	20	20
Pool #J20834,
2.50%, 10/1/27	70	68
Pool #J22069,
2.50%, 1/1/28	21	20
Pool #J32244,
3.00%, 7/1/30	235	226
Pool #K90071,
3.00%, 2/1/33	156	148
Pool #K90641,
3.50%, 6/1/33	21	20
Pool #V60886,
2.50%, 8/1/30	61	58
Pool #V60902,
2.50%, 8/1/30	50	48
Pool #V61347,
2.50%, 10/1/31	213	201
		4,755
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	7	7
Pool #553463,
3.50%, 1/15/42	230	212
Pool #597889,
5.50%, 6/15/33	53	54
Pool #614169,
5.00%, 7/15/33	13	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association I – 0.2%continued
Pool #616879,
3.50%, 2/15/42	$176	$161
Pool #617739,
6.00%, 10/15/37	3	3
Pool #634431,
6.00%, 9/15/34	9	9
Pool #641416,
5.50%, 4/15/35	41	42
Pool #646341,
6.00%, 11/15/36	6	6
Pool #648538,
5.00%, 12/15/35	45	45
Pool #651753,
5.50%, 3/15/36	3	4
Pool #670030,
3.00%, 7/15/45	157	137
Pool #675211,
6.50%, 3/15/38	5	5
Pool #675484,
5.50%, 6/15/38	13	14
Pool #676360,
6.50%, 10/15/37	1	2
Pool #682899,
6.00%, 9/15/40	74	76
Pool #687824,
5.50%, 8/15/38	36	36
Pool #687900,
5.00%, 9/15/38	49	49
Pool #687901,
5.00%, 9/15/38	16	16
Pool #692309,
6.00%, 1/15/39	14	14
Pool #697645,
5.50%, 10/15/38	15	16
Pool #698236,
5.00%, 6/15/39	90	90
Pool #698336,
4.50%, 5/15/39	88	85
Pool #699277,
6.00%, 9/15/38	3	3
Pool #700918,
5.50%, 11/15/38	17	17
FIXED INCOME FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association I – 0.2%continued
Pool #700972,
5.50%, 11/15/38	$8	$8
Pool #703677,
5.50%, 6/15/39	71	72
Pool #704185,
5.50%, 1/15/39	10	10
Pool #704514,
4.50%, 5/15/39	192	186
Pool #717175,
4.50%, 6/15/39	96	94
Pool #719262,
5.00%, 8/15/40	55	55
Pool #720202,
4.50%, 7/15/39	75	73
Pool #723231,
4.00%, 10/15/39	77	72
Pool #723339,
5.00%, 9/15/39	42	42
Pool #728629,
4.50%, 1/15/40	134	130
Pool #736768,
3.00%, 11/15/42	407	362
Pool #737286,
4.50%, 5/15/40	104	101
Pool #737416,
3.50%, 9/15/25	2	2
Pool #738134,
3.50%, 4/15/26	7	7
Pool #738247,
4.50%, 4/15/41	57	55
Pool #745215,
4.00%, 7/15/25	2	2
Pool #747643,
4.50%, 8/15/40	136	132
Pool #760874,
3.50%, 2/15/26	4	4
Pool #768800,
4.50%, 6/15/41	29	28
Pool #773939,
4.00%, 11/15/41	173	162
Pool #778957,
3.50%, 3/15/42	221	203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association I – 0.2%continued
Pool #782131,
5.50%, 12/15/36	$13	$13
Pool #782150,
5.50%, 4/15/37	19	19
Pool #782259,
5.00%, 2/15/36	36	36
Pool #782272,
5.50%, 2/15/38	33	34
Pool #782498,
6.00%, 12/15/38	15	16
Pool #782584,
5.00%, 3/15/39	20	20
Pool #782696,
5.00%, 6/15/39	90	89
Pool #782831,
6.00%, 12/15/39	12	12
Pool #783176,
4.00%, 11/15/40	244	230
Pool #783740,
2.50%, 12/15/27	19	18
Pool #AA5391,
3.50%, 6/15/42	13	12
Pool #AA6089,
3.00%, 2/15/43	170	151
Pool #AB2761,
3.50%, 8/15/42	44	40
Pool #AB2891,
3.00%, 9/15/42	62	55
Pool #AD8781,
3.00%, 3/15/43	148	131
Pool #AD9016,
3.00%, 4/15/43	118	105
Pool #AL1763,
3.50%, 1/15/45	60	54
		3,951
Government National Mortgage Association II – 6.0%
Pool #3570,
6.00%, 6/20/34	16	17
Pool #3665,
5.50%, 1/20/35	42	42
Pool #3852,
6.00%, 5/20/36	8	8
NORTHERN FUNDS QUARTERLY REPORT  72 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #3879,
6.00%, 7/20/36	$20	$21
Pool #3910,
6.00%, 10/20/36	11	11
Pool #3994,
5.00%, 6/20/37	7	7
Pool #4018,
6.50%, 8/20/37	28	29
Pool #4026,
5.00%, 9/20/37	8	8
Pool #4027,
5.50%, 9/20/37	4	4
Pool #4040,
6.50%, 10/20/37	6	7
Pool #4098,
5.50%, 3/20/38	33	34
Pool #4116,
6.50%, 4/20/38	13	14
Pool #4170,
6.00%, 6/20/38	26	27
Pool #4194,
5.50%, 7/20/38	58	59
Pool #4243,
5.00%, 9/20/38	15	15
Pool #4244,
5.50%, 9/20/38	17	18
Pool #4245,
6.00%, 9/20/38	9	10
Pool #4269,
6.50%, 10/20/38	13	14
Pool #4290,
5.50%, 11/20/38	11	12
Pool #4344,
6.00%, 1/20/39	20	21
Pool #4345,
6.50%, 1/20/39	15	16
Pool #4425,
5.50%, 4/20/39	34	35
Pool #4559,
5.00%, 10/20/39	71	70
Pool #4561,
6.00%, 10/20/39	41	43
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #4617,
4.50%, 1/20/40	$21	$20
Pool #4619,
5.50%, 1/20/40	80	82
Pool #4713,
4.50%, 6/20/40	60	58
Pool #4747,
5.00%, 7/20/40	54	54
Pool #4881,
3.50%, 12/20/40	233	214
Pool #4923,
4.50%, 1/20/41	55	54
Pool #5050,
4.00%, 5/20/26	9	9
Pool #5081,
4.00%, 6/20/41	89	84
Pool #5082,
4.50%, 6/20/41	89	86
Pool #5114,
4.00%, 7/20/41	332	314
Pool #5141,
5.00%, 8/20/41	52	52
Pool #5175,
4.50%, 9/20/41	53	51
Pool #5202,
3.50%, 10/20/41	141	129
Pool #5203,
4.00%, 10/20/41	83	79
Pool #5232,
3.50%, 11/20/41	263	242
Pool #5264,
5.50%, 12/20/41	6	6
Pool #5280,
4.00%, 1/20/42	97	91
Pool #5304,
3.50%, 2/20/42	98	90
Pool #5317,
5.50%, 2/20/42	44	45
Pool #5331,
3.50%, 3/20/42	155	142
Pool #737602,
4.00%, 11/20/40	123	116
FIXED INCOME FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #752757,
4.50%, 11/20/40	$175	$168
Pool #755677,
4.00%, 12/20/40	69	65
Pool #766711,
4.00%, 5/20/42	408	384
Pool #782433,
6.00%, 10/20/38	37	39
Pool #784345,
3.50%, 7/20/47	328	304
Pool #AA5970,
3.00%, 1/20/43	463	403
Pool #AA6160,
3.50%, 3/20/43	137	125
Pool #AA6243,
3.50%, 4/20/43	46	41
Pool #AD1755,
3.50%, 2/20/43	285	256
Pool #AD8825,
3.50%, 3/20/43	145	130
Pool #AF5097,
4.00%, 8/20/43	396	371
Pool #AJ0645,
3.50%, 7/20/44	110	99
Pool #AJ3643,
4.00%, 10/20/44	298	277
Pool #AO7682,
4.00%, 8/20/45	279	259
Pool #BB6965,
3.50%, 7/20/47	239	216
Pool #BE9902,
4.50%, 6/20/48	63	59
Pool #MA0022,
3.50%, 4/20/42	153	140
Pool #MA0088,
3.50%, 5/20/42	347	318
Pool #MA0220,
3.50%, 7/20/42	180	165
Pool #MA0318,
3.50%, 8/20/42	336	308
Pool #MA0321,
5.00%, 8/20/42	78	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA0391,
3.00%, 9/20/42	$779	$692
Pool #MA0392,
3.50%, 9/20/42	150	137
Pool #MA0698,
3.00%, 1/20/43	183	162
Pool #MA0826,
3.00%, 3/20/28	21	21
Pool #MA0850,
2.50%, 3/20/43	76	65
Pool #MA0851,
3.00%, 3/20/43	265	235
Pool #MA0934,
3.50%, 4/20/43	105	96
Pool #MA1011,
3.00%, 5/20/43	308	273
Pool #MA1012,
3.50%, 5/20/43	282	258
Pool #MA1089,
3.00%, 6/20/43	326	289
Pool #MA1224,
3.50%, 8/20/43	228	209
Pool #MA1285,
3.50%, 9/20/43	136	124
Pool #MA1839,
4.00%, 4/20/44	68	64
Pool #MA1920,
4.00%, 5/20/44	73	69
Pool #MA2224,
4.00%, 9/20/44	411	387
Pool #MA2444,
3.00%, 12/20/44	48	43
Pool #MA2521,
3.50%, 1/20/45	203	184
Pool #MA2522,
4.00%, 1/20/45	87	82
Pool #MA2677,
3.00%, 3/20/45	97	86
Pool #MA2753,
3.00%, 4/20/45	268	237
Pool #MA2754,
3.50%, 4/20/45	108	98
NORTHERN FUNDS QUARTERLY REPORT  74 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA2891,
3.00%, 6/20/45	$299	$264
Pool #MA2892,
3.50%, 6/20/45	102	93
Pool #MA2960,
3.00%, 7/20/45	246	216
Pool #MA3034,
3.50%, 8/20/45	298	270
Pool #MA3104,
3.00%, 9/20/45	355	314
Pool #MA3106,
4.00%, 9/20/45	258	242
Pool #MA3172,
3.00%, 10/20/45	65	57
Pool #MA3174,
4.00%, 10/20/45	143	134
Pool #MA3244,
3.50%, 11/20/45	228	206
Pool #MA3245,
4.00%, 11/20/45	526	494
Pool #MA3310,
3.50%, 12/20/45	852	772
Pool #MA3378,
4.50%, 1/20/46	326	314
Pool #MA3521,
3.50%, 3/20/46	422	383
Pool #MA3522,
4.00%, 3/20/46	121	114
Pool #MA3596,
3.00%, 4/20/46	241	212
Pool #MA3597,
3.50%, 4/20/46	428	387
Pool #MA3662,
3.00%, 5/20/46	400	352
Pool #MA3663,
3.50%, 5/20/46	252	228
Pool #MA3664,
4.00%, 5/20/46	116	109
Pool #MA3735,
3.00%, 6/20/46	483	425
Pool #MA3736,
3.50%, 6/20/46	327	296
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA3778,
3.00%, 7/20/31	$46	$44
Pool #MA3802,
3.00%, 7/20/46	571	502
Pool #MA3803,
3.50%, 7/20/46	483	437
Pool #MA3873,
3.00%, 8/20/46	220	193
Pool #MA3874,
3.50%, 8/20/46	229	207
Pool #MA3936,
3.00%, 9/20/46	501	440
Pool #MA4002,
2.50%, 10/20/46	38	32
Pool #MA4003,
3.00%, 10/20/46	334	293
Pool #MA4067,
2.50%, 11/20/46	313	266
Pool #MA4125,
2.50%, 12/20/46	21	18
Pool #MA4196,
3.50%, 1/20/47	345	312
Pool #MA4322,
4.00%, 3/20/47	132	124
Pool #MA4382,
3.50%, 4/20/47	109	98
Pool #MA4509,
3.00%, 6/20/47	524	460
Pool #MA4512,
4.50%, 6/20/47	193	185
Pool #MA4624,
3.00%, 8/20/32	40	38
Pool #MA4652,
3.50%, 8/20/47	450	406
Pool #MA4718,
3.00%, 9/20/47	264	231
Pool #MA4719,
3.50%, 9/20/47	696	627
Pool #MA4778,
3.50%, 10/20/47	439	396
Pool #MA4838,
4.00%, 11/20/47	62	58
FIXED INCOME FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA4900,
3.50%, 12/20/47	$443	$400
Pool #MA4962,
3.50%, 1/20/48	407	368
Pool #MA4963,
4.00%, 1/20/48	150	140
Pool #MA5021,
4.50%, 2/20/48	200	192
Pool #MA5077,
3.50%, 3/20/48	474	427
Pool #MA5137,
4.00%, 4/20/48	64	59
Pool #MA5191,
3.50%, 5/20/48	278	251
Pool #MA5264,
4.00%, 6/20/48	160	149
Pool #MA5265,
4.50%, 6/20/48	159	153
Pool #MA5266,
5.00%, 6/20/48	208	205
Pool #MA5330,
4.00%, 7/20/48	212	197
Pool #MA5331,
4.50%, 7/20/48	323	309
Pool #MA5398,
4.00%, 8/20/48	149	139
Pool #MA5399,
4.50%, 8/20/48	159	153
Pool #MA5466,
4.00%, 9/20/48	364	340
Pool #MA5467,
4.50%, 9/20/48	187	179
Pool #MA5528,
4.00%, 10/20/48	209	194
Pool #MA5529,
4.50%, 10/20/48	183	175
Pool #MA5595,
4.00%, 11/20/48	73	68
Pool #MA5653,
5.00%, 12/20/48	235	232
Pool #MA5818,
4.50%, 3/20/49	186	178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA5931,
4.00%, 5/20/49	$378	$351
Pool #MA5985,
3.50%, 6/20/49	394	355
Pool #MA6040,
4.00%, 7/20/49	448	417
Pool #MA6218,
3.00%, 10/20/49	656	573
Pool #MA6283,
3.00%, 11/20/49	995	867
Pool #MA6310,
3.00%, 12/20/34	36	33
Pool #MA6337,
2.50%, 12/20/49	140	117
Pool #MA6338,
3.00%, 12/20/49	1,491	1,300
Pool #MA6339,
3.50%, 12/20/49	762	685
Pool #MA6408,
2.50%, 1/20/50	369	310
Pool #MA6409,
3.00%, 1/20/50	429	374
Pool #MA6410,
3.50%, 1/20/50	766	689
Pool #MA6654,
2.00%, 5/20/50	1,111	891
Pool #MA6655,
2.50%, 5/20/50	307	258
Pool #MA6709,
2.50%, 6/20/50	1,426	1,196
Pool #MA6765,
2.50%, 7/20/50	1,641	1,375
Pool #MA6819,
2.50%, 8/20/50	913	766
Pool #MA6820,
3.00%, 8/20/50	710	618
Pool #MA6865,
2.50%, 9/20/50	710	595
Pool #MA6866,
3.00%, 9/20/50	4,536	3,949
Pool #MA6930,
2.00%, 10/20/50	1,089	871
NORTHERN FUNDS QUARTERLY REPORT  76 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA6931,
2.50%, 10/20/50	$2,306	$1,932
Pool #MA6994,
2.00%, 11/20/50	1,424	1,141
Pool #MA6995,
2.50%, 11/20/50	1,135	950
Pool #MA7051,
2.00%, 12/20/50	1,897	1,520
Pool #MA7052,
2.50%, 12/20/50	1,299	1,088
Pool #MA7135,
2.00%, 1/20/51	2,572	2,057
Pool #MA7136,
2.50%, 1/20/51	1,492	1,248
Pool #MA7164,
2.00%, 2/20/36	303	271
Pool #MA7192,
2.00%, 2/20/51	3,006	2,406
Pool #MA7254,
2.00%, 3/20/51	3,325	2,661
Pool #MA7311,
2.00%, 4/20/51	2,047	1,638
Pool #MA7312,
2.50%, 4/20/51	1,276	1,065
Pool #MA7366,
2.00%, 5/20/51	768	614
Pool #MA7367,
2.50%, 5/20/51	1,976	1,651
Pool #MA7417,
2.00%, 6/20/51	3,038	2,430
Pool #MA7418,
2.50%, 6/20/51	1,377	1,151
Pool #MA7471,
2.00%, 7/20/51	2,772	2,217
Pool #MA7472,
2.50%, 7/20/51	2,145	1,792
Pool #MA7534,
2.50%, 8/20/51	1,898	1,585
Pool #MA7535,
3.00%, 8/20/51	895	776
Pool #MA7588,
2.00%, 9/20/51	1,513	1,211
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA7589,
2.50%, 9/20/51	$2,971	$2,481
Pool #MA7590,
3.00%, 9/20/51	968	840
Pool #MA7647,
1.50%, 10/20/51	397	305
Pool #MA7649,
2.50%, 10/20/51	1,447	1,208
Pool #MA7704,
2.00%, 11/20/51	1,566	1,252
Pool #MA7705,
2.50%, 11/20/51	1,539	1,285
Pool #MA7880,
2.00%, 2/20/52	1,631	1,305
Pool #MA7881,
2.50%, 2/20/52	1,202	1,004
Pool #MA7936,
2.50%, 3/20/52	804	671
Pool #MA7988,
3.00%, 4/20/52	1,630	1,413
Pool #MA7989,
3.50%, 4/20/52	497	444
Pool #MA8148,
3.00%, 7/20/52	572	496
Pool #MA8151,
4.50%, 7/20/52	1,681	1,593
Pool #MA8199,
3.50%, 8/20/52	920	822
Pool #MA8201,
4.50%, 8/20/52	677	642
Pool #MA8266,
3.50%, 9/20/52	857	766
Pool #MA8267,
4.00%, 9/20/52	1,728	1,593
Pool #MA8268,
4.50%, 9/20/52	853	808
Pool #MA8429,
5.50%, 11/20/52	241	240
Pool #MA8430,
6.00%, 11/20/52	68	69
Pool #MA8489,
4.50%, 12/20/52	1,769	1,675
FIXED INCOME FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA8490,
5.00%, 12/20/52	$1,704	$1,659
Pool #MA8491,
5.50%, 12/20/52	1,575	1,566
Pool #MA8492,
6.00%, 12/20/52	1,305	1,320
Pool #MA8569,
5.00%, 1/20/53	1,707	1,658
Pool #MA8723,
4.00%, 3/20/53	1,685	1,552
Pool #MA8945,
4.00%, 6/20/53	277	255
Pool #MA8947,
5.00%, 6/20/53	913	888
Pool #MA8948,
5.50%, 6/20/53	856	851
Pool #MA8949,
6.00%, 6/20/53	1,850	1,871
Pool #MA8950,
6.50%, 6/20/53	904	922
Pool #MA9015,
4.50%, 7/20/53	935	885
Pool #MA9016,
5.00%, 7/20/53	2,206	2,140
Pool #MA9017,
5.50%, 7/20/53	1,380	1,371
Pool #MA9106,
5.50%, 8/20/53	864	859
Pool #MA9107,
6.00%, 8/20/53	375	378
Pool #MA9240,
5.00%, 10/20/53	757	736
Pool #MA9241,
5.50%, 10/20/53	697	692
Pool #MA9242,
6.00%, 10/20/53	770	776
Pool #MA9243,
6.50%, 10/20/53	325	331
Pool #MA9244,
7.00%, 10/20/53	272	280
Pool #MA9305,
5.50%, 11/20/53	1,144	1,135
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.6% (13)continued
Government National Mortgage Association II – 6.0%continued
Pool #MA9306,
6.00%, 11/20/53	$543	$549
Pool #MA9307,
6.50%, 11/20/53	334	340
Pool #MA9366,
7.50%, 12/20/53	93	96
Pool #MA9424,
6.00%, 1/20/54	377	380
Pool #MA9425,
6.50%, 1/20/54	806	821
Pool #MA9426,
7.00%, 1/20/54	418	428
Pool #MA9541,
5.50%, 3/20/54	2,279	2,262
Pool #MA9604,
5.00%, 4/20/54	392	381
Pool #MA9605,
5.50%, 4/20/54	483	480
Pool #MA9606,
6.00%, 4/20/54	760	765
Pool #MA9669,
6.00%, 5/20/54	1,661	1,675
Pool #MA9670,
6.50%, 5/20/54	1,349	1,373
Pool #MA9906,
5.50%, 9/20/54	1,290	1,280
Pool #MA9907,
6.00%, 9/20/54	396	400
Pool #MB0025,
5.00%, 11/20/54	998	970
Pool #MB0090,
12/20/54(15)	1,400	1,324
Pool #MB0091,
12/20/54(15)	2,500	2,428
Pool #MB0092,
12/20/54(15)	1,000	992
		134,308
Tennessee Valley Authority – 0.0%
5.25%, 9/15/39	1,050	1,071
Total U.S. Government Agencies
(Cost $682,347)		599,050

NORTHERN FUNDS QUARTERLY REPORT  78 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 43.5%
U.S. Treasury Bonds – 8.7%
4.50%, 2/15/36	$700	$699
4.75%, 2/15/37	500	507
5.00%, 5/15/37	500	518
4.38%, 2/15/38	500	487
4.50%, 5/15/38	500	492
3.50%, 2/15/39	500	439
4.25%, 5/15/39	1,000	949
4.50%, 8/15/39	1,000	974
4.38%, 11/15/39	1,000	959
4.63%, 2/15/40	1,000	985
1.13%, 5/15/40	3,500	2,108
4.38%, 5/15/40	1,000	958
1.13%, 8/15/40	4,500	2,686
3.88%, 8/15/40	1,000	901
1.38%, 11/15/40	4,250	2,634
4.25%, 11/15/40	1,000	941
4.75%, 2/15/41	1,000	996
2.25%, 5/15/41	4,250	3,019
4.38%, 5/15/41	1,000	953
1.75%, 8/15/41	5,500	3,566
3.75%, 8/15/41	1,000	881
2.00%, 11/15/41	5,000	3,361
3.13%, 11/15/41	1,500	1,208
2.38%, 2/15/42	4,000	2,851
3.13%, 2/15/42	1,000	803
3.00%, 5/15/42	750	589
3.25%, 5/15/42	3,000	2,443
2.75%, 8/15/42	1,500	1,128
3.38%, 8/15/42	3,500	2,892
2.75%, 11/15/42	2,000	1,496
4.00%, 11/15/42	3,000	2,702
3.13%, 2/15/43	1,000	791
3.88%, 2/15/43	3,500	3,091
2.88%, 5/15/43	2,500	1,896
3.88%, 5/15/43	3,500	3,084
3.63%, 8/15/43	2,000	1,696
4.38%, 8/15/43	3,300	3,108
3.75%, 11/15/43	2,000	1,724
4.75%, 11/15/43	3,000	2,965
3.63%, 2/15/44	2,000	1,689
4.50%, 2/15/44	3,000	2,866
3.38%, 5/15/44	1,000	811
4.63%, 5/15/44	3,500	3,397
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.5%continued
U.S. Treasury Bonds – 8.7%continued
3.13%, 8/15/44	$2,500	$1,944
4.13%, 8/15/44	3,000	2,718
3.00%, 11/15/44	2,000	1,520
4.63%, 11/15/44	2,000	1,941
2.50%, 2/15/45	3,000	2,084
3.00%, 5/15/45	1,500	1,135
2.88%, 8/15/45	2,000	1,477
3.00%, 11/15/45	1,000	753
2.50%, 2/15/46	2,000	1,369
2.50%, 5/15/46	2,500	1,705
2.25%, 8/15/46	3,000	1,939
2.88%, 11/15/46	1,500	1,091
3.00%, 2/15/47	2,500	1,855
3.00%, 5/15/47	2,000	1,480
2.75%, 8/15/47	3,000	2,113
2.75%, 11/15/47	3,000	2,108
3.00%, 2/15/48	3,000	2,204
3.13%, 5/15/48	3,500	2,625
3.00%, 8/15/48	4,000	2,926
3.38%, 11/15/48	4,000	3,129
3.00%, 2/15/49	4,000	2,915
2.88%, 5/15/49	3,500	2,485
2.25%, 8/15/49	3,500	2,171
2.38%, 11/15/49	3,500	2,228
2.00%, 2/15/50	4,500	2,618
1.25%, 5/15/50	5,000	2,375
1.38%, 8/15/50	5,500	2,687
1.63%, 11/15/50	5,500	2,873
1.88%, 2/15/51	6,000	3,343
2.38%, 5/15/51	6,000	3,780
2.00%, 8/15/51	6,000	3,435
1.88%, 11/15/51	5,800	3,205
2.25%, 2/15/52	5,500	3,340
2.88%, 5/15/52	5,100	3,573
3.00%, 8/15/52	5,000	3,594
4.00%, 11/15/52	5,000	4,363
3.63%, 2/15/53	5,000	4,069
3.63%, 5/15/53	5,000	4,071
4.13%, 8/15/53	5,000	4,461
4.75%, 11/15/53	5,500	5,450
4.25%, 2/15/54	5,000	4,569
4.63%, 5/15/54	5,500	5,353
FIXED INCOME FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.5%continued
U.S. Treasury Bonds – 8.7%continued
4.25%, 8/15/54	$5,000	$4,574
4.50%, 11/15/54	2,000	1,910
		194,801
U.S. Treasury Notes – 34.8%
3.88%, 1/15/26	5,000	4,983
0.38%, 1/31/26	5,000	4,797
4.25%, 1/31/26	5,000	5,000
1.63%, 2/15/26	5,000	4,857
4.00%, 2/15/26	5,000	4,987
0.50%, 2/28/26	5,000	4,790
4.63%, 2/28/26	5,000	5,020
4.63%, 3/15/26	5,000	5,021
0.75%, 3/31/26	5,000	4,789
4.50%, 3/31/26	5,000	5,013
0.75%, 4/30/26	5,000	4,776
4.88%, 4/30/26	5,000	5,039
1.63%, 5/15/26	5,000	4,826
3.63%, 5/15/26	5,000	4,959
0.75%, 5/31/26	5,000	4,762
4.88%, 5/31/26	5,000	5,041
4.13%, 6/15/26	5,000	4,991
0.88%, 6/30/26	10,000	9,514
4.50%, 7/15/26	5,000	5,018
1.50%, 8/15/26	10,000	9,572
4.38%, 8/15/26	5,000	5,009
0.75%, 8/31/26	5,000	4,721
3.75%, 8/31/26	10,000	9,920
4.63%, 9/15/26	5,000	5,030
1.63%, 9/30/26	5,000	4,781
3.50%, 9/30/26	5,000	4,937
4.63%, 10/15/26	10,000	10,061
1.13%, 10/31/26	5,000	4,726
2.00%, 11/15/26	10,000	9,597
4.63%, 11/15/26	10,000	10,064
1.25%, 11/30/26	5,000	4,727
4.25%, 11/30/26	5,000	4,999
4.38%, 12/15/26	5,000	5,011
1.25%, 12/31/26	5,000	4,715
1.50%, 1/31/27	10,000	9,456
2.25%, 2/15/27	5,000	4,798
1.13%, 2/28/27	5,000	4,680
4.25%, 3/15/27	5,000	4,998
2.50%, 3/31/27	5,000	4,814
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.5%continued
U.S. Treasury Notes – 34.8%continued
2.75%, 4/30/27	$5,000	$4,833
2.38%, 5/15/27	5,000	4,788
0.50%, 5/31/27	5,000	4,571
4.63%, 6/15/27	5,000	5,041
3.25%, 6/30/27	5,000	4,882
4.38%, 7/15/27	5,000	5,012
2.75%, 7/31/27	10,000	9,630
2.25%, 8/15/27	8,000	7,603
3.75%, 8/15/27	5,000	4,936
0.50%, 8/31/27	5,000	4,530
3.13%, 8/31/27	5,000	4,855
3.38%, 9/15/27	5,000	4,886
0.38%, 9/30/27	5,000	4,499
4.13%, 9/30/27	5,000	4,980
3.88%, 10/15/27	5,000	4,947
0.50%, 10/31/27	5,000	4,500
4.13%, 10/31/27	5,000	4,980
2.25%, 11/15/27	5,000	4,727
0.63%, 11/30/27	5,000	4,503
3.88%, 11/30/27	3,000	2,966
4.00%, 12/15/27	4,000	3,969
0.63%, 12/31/27	5,000	4,489
3.88%, 12/31/27	5,000	4,942
0.75%, 1/31/28	5,000	4,492
2.75%, 2/15/28	5,000	4,774
4.00%, 2/29/28	5,000	4,954
1.25%, 3/31/28	5,000	4,540
3.63%, 3/31/28	5,000	4,896
1.25%, 4/30/28	5,500	4,982
3.50%, 4/30/28	5,000	4,873
2.88%, 5/15/28	5,000	4,775
3.63%, 5/31/28	5,000	4,890
1.25%, 6/30/28	5,000	4,504
4.00%, 6/30/28	5,000	4,948
1.00%, 7/31/28	5,000	4,451
4.13%, 7/31/28	5,000	4,965
2.88%, 8/15/28	5,000	4,756
1.13%, 8/31/28	5,000	4,459
4.38%, 8/31/28	5,000	5,003
1.25%, 9/30/28	5,000	4,468
4.63%, 9/30/28	5,000	5,046
1.38%, 10/31/28	5,000	4,478
4.88%, 10/31/28	5,000	5,089
NORTHERN FUNDS QUARTERLY REPORT  80 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.5%continued
U.S. Treasury Notes – 34.8%continued
3.13%, 11/15/28	$5,000	$4,784
1.50%, 11/30/28	5,000	4,490
4.38%, 11/30/28	5,000	5,001
1.38%, 12/31/28	5,000	4,458
3.75%, 12/31/28	5,000	4,887
1.75%, 1/31/29	5,000	4,514
4.00%, 1/31/29	5,000	4,931
2.63%, 2/15/29	5,000	4,674
1.88%, 2/28/29	5,000	4,528
4.25%, 2/28/29	5,000	4,976
2.38%, 3/31/29	5,000	4,614
4.13%, 3/31/29	5,000	4,950
2.88%, 4/30/29	5,000	4,706
4.63%, 4/30/29	5,000	5,047
2.38%, 5/15/29	5,000	4,608
2.75%, 5/31/29	5,000	4,674
4.50%, 5/31/29	5,000	5,023
3.25%, 6/30/29	5,000	4,771
4.25%, 6/30/29	5,000	4,972
4.00%, 7/31/29	5,000	4,920
1.63%, 8/15/29	5,000	4,437
3.13%, 8/31/29	5,000	4,735
3.63%, 8/31/29	5,000	4,841
3.50%, 9/30/29	5,000	4,810
3.88%, 9/30/29	5,000	4,891
4.13%, 10/31/29	5,000	4,942
3.88%, 11/30/29	5,000	4,887
4.13%, 11/30/29	5,000	4,943
4.38%, 12/31/29	5,000	4,997
1.50%, 2/15/30	5,000	4,341
3.50%, 4/30/30	5,000	4,784
0.63%, 5/15/30	5,000	4,102
3.75%, 5/31/30	5,000	4,839
0.63%, 8/15/30	5,000	4,060
0.88%, 11/15/30	5,000	4,090
4.00%, 1/31/31	5,000	4,878
1.13%, 2/15/31	5,000	4,126
4.13%, 3/31/31	5,000	4,908
4.63%, 4/30/31	5,000	5,042
1.63%, 5/15/31	10,000	8,436
4.63%, 5/31/31	5,000	5,041
4.25%, 6/30/31	5,000	4,937
1.25%, 8/15/31	10,000	8,160
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.5%continued
U.S. Treasury Notes – 34.8%continued
3.75%, 8/31/31	$5,000	$4,790
1.38%, 11/15/31	5,000	4,086
1.88%, 2/15/32	5,000	4,205
2.88%, 5/15/32	5,000	4,490
2.75%, 8/15/32	5,000	4,434
4.13%, 11/15/32	5,000	4,877
3.50%, 2/15/33	5,000	4,652
3.38%, 5/15/33	15,000	13,786
3.88%, 8/15/33	15,000	14,278
4.50%, 11/15/33	15,000	14,934
4.00%, 2/15/34	20,000	19,151
4.38%, 5/15/34	15,000	14,773
3.88%, 8/15/34	15,000	14,187
4.25%, 11/15/34	14,000	13,639
		782,248
Total U.S. Government Obligations
(Cost $1,049,741)		977,049

MUNICIPAL BONDS – 0.5%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	101
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	172
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	170
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,048
7.63%, 3/1/40	405	477
7.60%, 11/1/40	100	119
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	308
FIXED INCOME FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
California – 0.1%continued
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	$150	$167
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	103
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	83
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(7)	500	416
		3,063
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	315
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	93	100
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	64	68
7.06%, 4/1/57	282	309
		477
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	272	300
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	144
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	664	654
		1,098
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	$250	$244
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	101
		345
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	99
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	223
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	214
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	143
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	144
		501
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	70	82
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	64
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	198
NORTHERN FUNDS QUARTERLY REPORT  82 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New York – 0.1%continued
5.72%, 6/15/42	$250	$245
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	99
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	248
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	75
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	90	91
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	358
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	205
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	232
		1,897
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	210
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	378
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Ohio – 0.1%continued
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	$200	$170
		936
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	202
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	107
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	165
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	202
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	139
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	207
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	200
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	303
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	93
		1,309
FIXED INCOME FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	$300	$173
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	80
Total Municipal Bonds
(Cost $11,070)		10,926

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII (16) (17) *	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(18) (19)	43,111,694	43,112
Total Investment Companies
(Cost $43,112)		43,112

Total Investments – 100.8%
(Cost $2,467,962)		2,267,215
Liabilities less Other Assets – (0.8%)		(18,096)
NET ASSETS – 100.0%		$2,249,119

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately $5,755,000 or 0.3% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)	Step coupon bond. Rate as of December 31, 2024 is disclosed.
(9)	Investment in affiliate.
(10)	Principal Amount and Value rounds to less than one thousand.
(11)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(12)	Zero coupon bond.
(13)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(14)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(15)	When-Issued Security. Coupon rate is not in effect at December 31, 2024.
(16)	Issuer has defaulted on terms of debt obligation.
(17)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(18)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(19)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  84 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued	December 31, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$10,837	$—	$10,837
Commercial Mortgage-Backed Securities	—	17,532	—	17,532
Corporate Bonds(1)	—	468,333	—	468,333
Foreign Issuer Bonds(1)	—	140,376	—	140,376
U.S. Government Agencies(1)	—	599,050	—	599,050
U.S. Government Obligations(1)	—	977,049	—	977,049
Municipal Bonds(1)	—	10,926	—	10,926
Investment Companies	43,112	—	—	43,112
Total Investments	$43,112	$2,224,103	$—	$2,267,215

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$$528	$—	$—	$(23)	$22	$505	500,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,962	297,532	282,382	—	1,321	43,112	43,111,694
Total	$28,490	$297,532	$282,382	$(23)	$1,343	43,617	43,611,694
FIXED INCOME FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.9%
California – 96.9%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$2,000	$2,075
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,021
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,789
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	6,995	6,952
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	913
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,497
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,402
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	2,000	2,180
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	2,320	2,476
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	784
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	4,605	4,950
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	$325	$336
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,650	1,571
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,912	1,882
California Public Finance Authority Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,670
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	776
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	2,875	3,241
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,419
California State G.O. Unlimited Bonds,
5.00%, 11/1/32	1,540	1,701
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	4,000	4,201
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	4,000	4,123
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	3,000	3,000
NORTHERN FUNDS QUARTERLY REPORT  86 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	$250	$254
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, Scripps Health,
5.00%, 11/15/27	1,125	1,193
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(3)	1,215	1,264
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,062
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,494
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/29	2,045	2,212
5.00%, 11/1/33	200	224
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,053
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,676
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,281	2,763
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	$1,000	$768
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,382
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	369
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,686
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32	3,500	3,985
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	4,630	5,024
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,791
5.25%, 10/1/39	1,500	1,533
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	3,500	3,594
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	737
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	771
FIXED INCOME FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	$1,330	$1,382
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/28	1,300	1,401
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series B (AGM Insured),
5.00%, 8/1/32	4,610	5,331
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,045
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	3,219
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	328
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	580	666
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	966
2.53%, 6/1/28	1,500	1,388
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,555
Irvine Unified School District Special Refunding Tax Bonds, Community Facilities District No. 01-1 (BAM Insured),
5.00%, 9/1/32	1,400	1,599
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,344
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,090
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	$2,000	$1,845
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,175
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,695
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,678
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,538
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,105
5.00%, 5/15/44	1,500	1,537
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,077
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,554
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/33	4,210	4,914
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,938
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment and Real Property,
5.00%, 5/1/30	600	666
NORTHERN FUNDS QUARTERLY REPORT  88 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
Los Angeles Special Refunding Tax Bonds, Community Facilities District No. 4 Playa Vista,
5.00%, 9/1/30	$775	$861
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election 2008 (BAM Insured),
5.00%, 7/1/31	1,500	1,595
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	202
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/27	1,000	1,058
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	307
4.00%, 9/1/51	1,000	900
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	2,920	3,207
Moreland School District Refunding Bonds, Series A,
5.00%, 8/1/32	1,300	1,497
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	1,920
Mountain View Los Altos Union High School District G.O. Unlimited Convertible CABS, Series A, Election of 2010,
5.15%, 8/1/30	2,250	2,475
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,456
3.00%, 8/1/40	2,325	2,013
3.00%, 8/1/41	2,590	2,207
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,220
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(3)	$3,000	$3,105
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,082
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,884
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	711
3.00%, 9/1/40	875	765
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,500	1,715
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,252
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	1,940
Rialto Unified School District COPS, Kitchen And Meeting (BAM Insured),
5.00%, 9/1/31	270	301
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	607
5.00%, 7/1/31	500	534
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	731
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,039
FIXED INCOME FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	$850	$888
5.00%, 7/1/37	1,000	1,041
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/31	1,000	1,135
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,375
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	396
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/31	3,130	3,586
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,429
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,008
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	4,907
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/36	1,000	1,138
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election 2016 (BAM Insured),
5.00%, 8/1/32	560	598
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,324
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	830
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 96.9%continued
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(3)	$1,145	$1,173
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,025
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,859
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,101
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	670	773
Torrance Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	1,000	1,157
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	487
5.00%, 10/1/34	600	621
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	4,500	5,117
Val Verde Unified School District Special Refunding Tax Bonds,
5.00%, 9/1/32	245	282
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	778
West Contra Costa Unified School District 2020 Election G.O. Unlimited Bonds, Series B (BAM Insured),
5.00%, 8/1/31	235	266
		224,773
Total Municipal Bonds
(Cost $238,544)		224,773

NORTHERN FUNDS QUARTERLY REPORT  90 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(4) (5)	2,344,642	$2,345
Total Investment Companies
(Cost $2,345)		2,345

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.3%
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2)	$2,450	$2,423
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2)	600	599
Total Short-Term Investments
(Cost $3,053)		3,022

Total Investments – 99.2%
(Cost $243,942)		230,140
Other Assets less Liabilities – 0.8%		1,916
NET ASSETS – 100.0%		$232,056

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2024 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$224,773	$—	$224,773
Investment Companies	2,345	—	—	2,345
Short-Term Investments	—	3,022	—	3,022
Total Investments	$2,345	$227,795	$—	$230,140
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$78,346	$76,535	$220	$2,345	2,344,642
FIXED INCOME FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.0%
California – 95.0%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$519
Antioch Unified School District G.O. Unlimited Bonds, Series A, Election of 2024 (AGC Insured),
5.00%, 8/1/42	900	987
Bay Area Toll Authority Revenue Refunding Bonds, San Francisco Bay Area Subordinate Toll Bridge,
4.00%, 4/1/35	2,400	2,423
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,095
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3)	3,675	3,652
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,575
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	600	601
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(2) (3)	1,500	1,635
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(2) (3)	1,385	1,478
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(2) (3)	500	537
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	893
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	$310	$328
California Housing Finance Agency Affordable Housing Revenue Bonds, Series A-1, Sustainability Bonds (FHA Insured),
3.20%, 2/1/25	550	550
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,178	1,122
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	478	470
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	422
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/31	1,040	1,161
5.00%, 11/1/32	905	1,020
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	246
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/26	3,150	3,263
5.00%, 9/1/42	1,000	1,101
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	2,125	2,155
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	849
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	2,000
NORTHERN FUNDS QUARTERLY REPORT  92 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Salter Packard Children's Hospital,
5.00%, 8/15/34	$1,250	$1,454
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	427
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(2) (3)	225	250
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/42	275	302
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	649
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3)	3,500	3,377
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3)	2,000	1,784
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure Improvement Program,
5.00%, 6/1/32	1,500	1,592
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	220
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/49	1,000	745
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	$500	$539
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,051
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	162
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/27	2,815	2,968
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	800	688
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	500	543
3.00%, 5/15/51	500	384
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	1,000	1,051
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	2,000	2,054
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	467
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,751
FIXED INCOME FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	$500	$405
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 8/1/26	1,700	1,760
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,359
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	246
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,301
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (Bam Insured),
5.00%, 4/1/31	295	334
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,533
Los Angeles Community College District 2008 Election G.O. Unlimited Refunding Bonds, Series K,
4.00%, 8/1/39	2,915	2,918
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	516
Los Angeles County Metropolitan Transportation Authority Measure R Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 6/1/35	1,000	1,178
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/34	525	563
5.00%, 7/1/36	2,000	2,135
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	$1,600	$1,097
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series H,
5.25%, 12/1/41	1,000	1,157
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,075
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,047
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	512
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	517
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,089
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	538
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	517
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	574
Los Angeles Harbor Department Sustainable Revenue Refunding Bonds, Exempt Facility,
5.00%, 8/1/44	375	424
NORTHERN FUNDS QUARTERLY REPORT  94 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
Los Angeles Unified School District Sustainable G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/38	$2,540	$2,966
Los Angeles Wastewater System Revenue Bonds, Series A,
5.00%, 6/1/43	2,000	2,001
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	831
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,515
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	132
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,151
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	405	451
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(2) (3)	1,990	2,186
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,077
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,242
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	509
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(4)	7,000	5,290
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,041
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	$1,865	$1,524
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,000	1,143
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,379
Riverside County Public Financing Authority Lease Revenue Bonds, Capital Facilities Project, Prerefunded,
5.00%, 11/1/25(1)	1,500	1,528
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	737
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,070
Sacramento Municipal Utility District Electric Revenue Refunding Bonds, Series L,
5.00%, 8/15/27	500	531
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	455
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/32	850	975
San Diego Unified School District Sustainable G.O. Unlimited Bonds,
5.00%, 7/1/53	475	517
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,517
5.00%, 5/1/49	1,000	1,021
FIXED INCOME FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	$1,000	$1,022
5.00%, 5/1/50	1,500	1,531
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	979
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,018
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/40	2,000	2,305
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	475
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,021
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	504
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	806
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	516
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	500	557
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,392
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2022,
5.00%, 8/1/49	$1,500	$1,642
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,098
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	308
4.00%, 6/1/34	330	337
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,906
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	841
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	16
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	688
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	2,575	2,970
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	698
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,016
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	876
NORTHERN FUNDS QUARTERLY REPORT  96 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	$85	$90
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	1,375	1,563
5.00%, 5/15/35	1,500	1,732
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	2,007
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,597
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,191
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	697
		142,523
Total Municipal Bonds
(Cost $149,459)		142,523

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(5) (6)	6,700,357	$6,700
Total Investment Companies
(Cost $6,700)		6,700

Total Investments – 99.5%
(Cost $156,159)		149,223
Other Assets less Liabilities – 0.5%		716
NET ASSETS – 100.0%		$149,939

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2024 is disclosed.

(4)	Zero coupon bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$142,523	$—	$142,523
Investment Companies	6,700	—	—	6,700
Total Investments	$6,700	$142,523	$—	$149,223
FIXED INCOME FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,151	$51,622	$46,073	$99	$6,700	6,700,357
NORTHERN FUNDS QUARTERLY REPORT  98 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 10.0%
Auto Loan – 2.3%
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	$296	$298
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	130	131
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	151
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	78	79
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	160	160
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	110	111
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	150	152
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	188	188
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	114	114
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	110	111
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	500	498
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	250	252
		2,245
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.0%continued
Credit Card – 0.3%continued
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	$77	$78
		307
Other – 2.2%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	242	246
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	100	100
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	200	197
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	238	239
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	120	122
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	277	279
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	133	118
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	35	35
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	500	494
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	160	161
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	250	250
		2,241
Whole Loan – 5.2%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.74% on 4/25/25), 4.75%, 9/26/67(1) (2)	235	231
FIXED INCOME FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.0%continued
Whole Loan – 5.2%continued
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.76% on 4/25/28), 6.20%, 1/25/69(1) (2)	$592	$596
Colt, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	300	299
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	266	222
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	205	196
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	267	213
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.66% on 10/25/27), 6.84%, 4/25/63(1) (2)	360	366
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.66% on 10/25/27), 7.30%, 4/25/63(1) (2)	75	76
OBX Trust, Series 2024-NQM16, Class A3
(Step to 6.89% on 11/25/28), 5.89%, 10/25/64(1) (2)	463	462
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	189	190
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	266	267
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	493	492
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3) (4)	789	766
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	87	82
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.0%continued
Whole Loan – 5.2%continued
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	$626	$587
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	73	68
		5,113
Total Asset-Backed Securities
(Cost $9,965)		9,906

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%
Non Agency – 2.9%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	250	212
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	140	145
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	220
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	270
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	352	369
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	264
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	78
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	100	97
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	90	87
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	1,100	1,104
		2,846
Total Commercial Mortgage-Backed Securities
(Cost $2,834)		2,846

NORTHERN FUNDS QUARTERLY REPORT  100 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.5%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
6.30%, 5/1/29	$20	$21
5.81%, 5/1/50	60	56
6.86%, 5/1/54	110	117
Howmet Aerospace, Inc.,
4.85%, 10/15/31	110	108
Huntington Ingalls Industries, Inc.,
5.75%, 1/15/35	160	160
Lockheed Martin Corp.,
4.70%, 12/15/31	230	226
		688
Asset Management – 1.6%
Ares Capital Corp.,
5.95%, 7/15/29	160	162
Blackstone Private Credit Fund,
2.63%, 12/15/26	300	286
5.95%, 7/16/29	160	161
5.25%, 4/1/30 (1)	300	291
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	450	478
6.60%, 9/15/29 (1)	160	163
		1,541
Automotive – 0.8%
American Honda Finance Corp.,
4.40%, 9/5/29	450	438
Toyota Motor Credit Corp.,
4.60%, 10/10/31	340	331
		769
Banking – 5.4%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	165	169
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (5)	84	72
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	354	304
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	210	177
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	131	126
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (5)	133	128
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.5% continued
Banking – 5.4%continued
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (5)	$180	$179
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (5)	170	169
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (5)	130	135
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (5)	270	270
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (5)	700	714
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (5)	157	130
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (5)	252	246
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (5)	140	148
KeyBank N.A.,
5.00%, 1/26/33	210	201
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (5)	160	172
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	74	70
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (5)	318	348
Truist Financial Corp.,
3.70%, 6/5/25	112	112
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (5)	460	468
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	281	287
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	159	150
FIXED INCOME FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.5% continued
Banking – 5.4%continued
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	$300	$301
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (5)	250	250
		5,326
Beverages – 0.0%
Constellation Brands, Inc.,
2.88%, 5/1/30	44	39
Biotechnology & Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.20%, 11/21/29	300	278
Pfizer, Inc.,
1.70%, 5/28/30	300	256
		534
Cable & Satellite – 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	24	23
Chemicals – 0.2%
Bayport Polymers LLC,
4.74%, 4/14/27(1)	248	244
Construction Materials – 0.6%
Owens Corning,
5.70%, 6/15/34	65	66
Vulcan Materials Co.,
5.35%, 12/1/34	525	524
		590
Electric Utilities – 1.5%
Ameren Corp.,
3.50%, 1/15/31	93	85
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	130	106
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	242	225
Duke Energy Progress LLC,
3.40%, 4/1/32	114	102
5.25%, 3/15/33	173	173
Entergy Texas, Inc.,
1.75%, 3/15/31	107	88
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	74	71
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.5% continued
Electric Utilities – 1.5%continued
PacifiCorp,
5.45%, 2/15/34	$230	$229
San Diego Gas & Electric Co.,
1.70%, 10/1/30	150	126
Southern (The) Co.,
3.70%, 4/30/30	87	82
Virginia Electric and Power Co.,
2.40%, 3/30/32	92	77
Xcel Energy, Inc.,
2.60%, 12/1/29	89	79
		1,443
Electrical Equipment – 0.2%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,
4.90%, 12/1/32	250	244
Entertainment Content – 0.2%
Discovery Communications LLC,
3.63%, 5/15/30	225	200
Food – 0.6%
General Mills, Inc.,
5.25%, 1/30/35	525	518
Tyson Foods, Inc.,
4.35%, 3/1/29	47	46
		564
Gas & Water Utilities – 0.1%
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	133	110
Health Care Facilities & Services – 1.7%
Cardinal Health, Inc.,
5.35%, 11/15/34	450	441
Cencora, Inc.,
5.15%, 2/15/35	270	264
CVS Health Corp.,
5.25%, 1/30/31	73	71
5.55%, 6/1/31	225	223
5.30%, 6/1/33	85	81
Elevance Health, Inc.,
5.38%, 6/15/34	60	59
5.70%, 2/15/55	270	261
McKesson Corp.,
4.25%, 9/15/29	210	205
NORTHERN FUNDS QUARTERLY REPORT  102 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.5% continued
Health Care Facilities & Services – 1.7%continued
UnitedHealth Group, Inc.,
2.30%, 5/15/31	$97	$83
		1,688
Home Construction – 0.1%
Mohawk Industries, Inc.,
5.85%, 9/18/28	120	123
Institutional Financial Services – 1.5%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.21%), 5.05%, 7/23/30 (5)	300	299
(Variable, U.S. SOFR + 1.55%), 5.33%, 7/23/35 (5)	250	246
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	170	171
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	45	46
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (5)	262	265
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (5)	159	166
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (5)	187	166
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (5)	120	123
		1,482
Insurance – 0.7%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	270	264
Corebridge Financial, Inc.,
5.75%, 1/15/34	79	80
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	190	189
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	105	110
		643
Machinery – 0.4%
John Deere Capital Corp.,
4.40%, 9/8/31	375	364
Medical Equipment & Devices – 0.6%
Agilent Technologies, Inc.,
2.30%, 3/12/31	238	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.5% continued
Medical Equipment & Devices – 0.6%continued
Edwards Lifesciences Corp.,
4.30%, 6/15/28	$405	$396
		598
Oil & Gas Supply Chain – 0.8%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34 (1)	65	65
Energy Transfer L.P.,
3.75%, 5/15/30	225	210
ONEOK, Inc.,
6.05%, 9/1/33	58	60
Ovintiv, Inc.,
6.25%, 7/15/33	325	333
Phillips 66,
2.15%, 12/15/30	188	159
		827
Real Estate Investment Trusts – 0.4%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	37	32
Boston Properties L.P.,
2.55%, 4/1/32	44	36
Essex Portfolio L.P.,
2.65%, 3/15/32	66	56
NNN REIT, Inc.,
5.50%, 6/15/34	130	129
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	16
Simon Property Group L.P.,
2.45%, 9/13/29	43	39
Welltower OP LLC,
2.70%, 2/15/27	38	36
		344
Retail - Discretionary – 0.0%
Tractor Supply Co.,
1.75%, 11/1/30	23	19
Semiconductors – 0.7%
Applied Materials, Inc.,
4.80%, 6/15/29	300	301
Broadcom, Inc.,
4.80%, 10/15/34	110	106
Intel Corp.,
5.13%, 2/10/30	224	222
FIXED INCOME FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.5% continued
Semiconductors – 0.7%continued
KLA Corp.,
5.65%, 11/1/34	$71	$73
		702
Software – 0.8%
Fortinet, Inc.,
2.20%, 3/15/31	97	82
Oracle Corp.,
2.30%, 3/25/28	44	40
5.38%, 9/27/54	475	438
Roper Technologies, Inc.,
4.90%, 10/15/34	135	130
ServiceNow, Inc.,
1.40%, 9/1/30	84	70
VMware LLC,
1.80%, 8/15/28	42	38
		798
Specialty Finance – 0.9%
American Express Co.,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.53%, 4/25/30 (5)	180	183
(Variable, U.S. SOFR + 1.42%), 5.28%, 7/26/35 (5)	455	450
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	42	38
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (5)	50	51
GATX Corp.,
4.00%, 6/30/30	9	9
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	120	121
		852
Technology Hardware – 0.0%
Motorola Solutions, Inc.,
2.30%, 11/15/30	44	38
Telecommunications – 0.1%
AT&T, Inc.,
4.30%, 2/15/30	59	57
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.5% continued
Telecommunications – 0.1%continued
Verizon Communications, Inc.,
2.55%, 3/21/31	$82	$71
		128
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	102	85
Transportation & Logistics – 0.3%
Ryder System, Inc.,
5.25%, 6/1/28	77	78
5.38%, 3/15/29	45	46
Southwest Airlines Co.,
5.13%, 6/15/27	79	79
Union Pacific Corp.,
2.38%, 5/20/31	54	46
		249
Total Corporate Bonds
(Cost $21,842)		21,255

FOREIGN ISSUER BONDS – 7.3%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	70	71
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (5)	360	377
Banking – 4.1%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (5)	200	201
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 7/10/34 (1) (5)	200	202
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	322	318
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	200	196
NORTHERN FUNDS QUARTERLY REPORT  104 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.3% continued
Banking – 4.1%continued
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	$200	$202
Credit Agricole S.A.,
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (5)	450	452
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 3/1/30 (1) (5)	150	152
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.78%), 5.72%, 3/4/35 (5)	250	252
(Variable, U.S. SOFR + 1.90%), 5.87%, 11/18/35 (5)	330	322
ING Groep N.V.,
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (5)	370	368
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	200	203
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (5)	280	274
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (5)	250	239
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34 (5)	200	205
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (5)	230	232
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 1/19/35 (1) (5)	200	197
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	97	91
		4,106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.3% continued
Beverages – 0.3%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	$161	$150
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	161
		311
Containers & Packaging – 0.3%
Smurfit Westrock Financing DAC,
5.42%, 1/15/35(1)	300	298
Electrical Equipment – 0.4%
Tyco Electronics Group S.A.,
4.63%, 2/1/30	400	396
Household Products – 0.3%
Unilever Capital Corp.,
4.63%, 8/12/34	325	313
Insurance – 0.6%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (5)	200	207
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (5)	390	393
		600
Oil & Gas Supply Chain – 0.2%
Saudi Arabian Oil Co.,
5.75%, 7/17/54(1)	200	187
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	190	176
4.63%, 9/10/29	150	147
3.40%, 10/29/33	53	45
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	97	100
		468
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.70%, 4/2/27	67	67
FIXED INCOME FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.3% continued
Tobacco & Cannabis – 0.1%continued
Imperial Brands Finance PLC,
5.88%, 7/1/34 (1)	$80	$80
		147
Total Foreign Issuer Bonds
(Cost $7,371)		7,274

U.S. GOVERNMENT AGENCIES – 29.3% (6)
Fannie Mae – 15.1%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.39%, 2/25/43(3)	698	656
Pool #889641,
5.50%, 8/1/37	89	90
Pool #995802,
5.50%, 12/1/35	90	90
Pool #AB5209,
3.00%, 5/1/32	175	166
Pool #AD0248,
5.50%, 11/1/37	163	164
Pool #AD0494,
5.50%, 8/1/37	93	94
Pool #AD0925,
5.00%, 4/1/40	90	89
Pool #AL5119,
4.00%, 4/1/34	93	90
Pool #AL6041,
4.00%, 8/1/33	447	436
Pool #AL7497,
3.50%, 9/1/40	188	170
Pool #AL8352,
3.00%, 10/1/44	215	189
Pool #AQ5150,
2.50%, 11/1/42	582	496
Pool #AS3655,
4.50%, 10/1/44	116	112
Pool #AS6520,
3.50%, 1/1/46	210	189
Pool #AS6730,
3.50%, 2/1/46	266	239
Pool #AS7088,
2.50%, 5/1/31	71	67
Pool #AS8576,
4.50%, 12/1/46	147	141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.3% (6)continued
Fannie Mae – 15.1%continued
Pool #BH6175,
3.50%, 7/1/47	$68	$61
Pool #BJ0686,
4.00%, 4/1/48	115	106
Pool #BM1761,
4.00%, 8/1/44	109	102
Pool #BM4056,
4.00%, 3/1/45	135	127
Pool #BM5168,
2.50%, 6/1/46	261	222
Pool #BM5984,
5.00%, 5/1/49	58	57
Pool #BM5996,
5.00%, 12/1/48	41	41
Pool #BW9921,
5.00%, 10/1/52	285	277
Pool #BX4910,
5.00%, 1/1/53	217	211
Pool #BX7244,
5.50%, 2/1/53	248	245
Pool #BX7768,
5.00%, 3/1/53	272	263
Pool #BY5368,
6.00%, 7/1/53	86	87
Pool #CA6359,
2.50%, 7/1/50	267	222
Pool #CB1666,
2.50%, 9/1/51	159	131
Pool #CB2286,
2.50%, 12/1/51	239	197
Pool #CB3515,
3.50%, 5/1/52	210	187
Pool #CB4842,
5.50%, 10/1/52	246	244
Pool #CB4844,
5.50%, 10/1/52	128	127
Pool #CB5113,
5.50%, 11/1/52	77	76
Pool #CB7114,
5.50%, 9/1/53	137	135
Pool #CB8223,
6.00%, 3/1/54	193	195
NORTHERN FUNDS QUARTERLY REPORT  106 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.3% (6)continued
Fannie Mae – 15.1%continued
Pool #DA0017,
6.00%, 9/1/53	$244	$247
Pool #FM1303,
3.00%, 1/1/48	401	348
Pool #FM1472,
3.50%, 3/1/34	29	29
Pool #FM1534,
4.50%, 9/1/49	198	188
Pool #FM2671,
4.00%, 1/1/48	93	86
Pool #FM2921,
2.50%, 4/1/50	540	445
Pool #FM3173,
3.50%, 7/1/47	328	298
Pool #FM3201,
3.50%, 4/1/34	87	85
Pool #FM3727,
3.00%, 7/1/50	255	220
Pool #FM4491,
3.50%, 12/1/36	224	212
Pool #FM5237,
5.00%, 7/1/47	135	134
Pool #FM6125,
2.50%, 1/1/51	301	250
Pool #FM6764,
2.50%, 3/1/51	56	46
Pool #FM8215,
2.50%, 3/1/51	262	217
Pool #FP0012,
3.00%, 8/1/51	238	206
Pool #FS2701,
2.50%, 2/1/35	184	174
Pool #FS3063,
4.50%, 10/1/52	368	348
Pool #FS3120,
5.00%, 9/1/52	385	373
Pool #FS3384,
4.50%, 10/1/50	306	292
Pool #FS3391,
2.50%, 8/1/51	308	255
Pool #FS3662,
5.00%, 1/1/53	267	258
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.3% (6)continued
Fannie Mae – 15.1%continued
Pool #FS4040,
5.00%, 2/1/53	$257	$249
Pool #FS4045,
5.50%, 2/1/53	245	242
Pool #FS4267,
4.50%, 3/1/38	300	295
Pool #FS4300,
5.50%, 4/1/53	173	172
Pool #FS4610,
6.50%, 6/1/40	118	123
Pool #FS4653,
5.50%, 5/1/53	169	167
Pool #FS4663,
5.00%, 5/1/53	273	265
Pool #FS5441,
6.00%, 8/1/53	271	275
Pool #FS5952,
6.50%, 10/1/53	202	209
Pool #FS6869,
7.00%, 1/1/40	66	69
Pool #MA2232,
3.50%, 4/1/35	160	153
Pool #MA2864,
3.50%, 1/1/47	261	235
Pool #MA3088,
4.00%, 8/1/47	182	169
Pool #MA3183,
4.00%, 11/1/47	359	333
Pool #MA3184,
4.50%, 11/1/47	66	63
Pool #MA3448,
5.00%, 8/1/48	98	96
Pool #MA4186,
3.00%, 10/1/35	102	96
Pool #MA5098,
5.50%, 7/1/43	186	186
		14,899
Freddie Mac – 11.1%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	164	165
FIXED INCOME FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.3% (6)continued
Freddie Mac – 11.1%continued
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	$157	$157
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(7)	4	4
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(7)	8	9
Pool #QD2946,
2.50%, 12/1/51	255	210
Pool #QF3725,
5.00%, 11/1/52	263	254
Pool #QF8053,
5.50%, 2/1/53	366	362
Pool #QF8924,
5.50%, 3/1/53	269	267
Pool #QG4632,
5.50%, 6/1/53	261	257
Pool #RA3913,
2.50%, 11/1/50	603	501
Pool #RA7677,
5.00%, 7/1/52	249	242
Pool #RA8880,
5.50%, 4/1/53	259	258
Pool #RA9840,
5.50%, 9/1/53	260	259
Pool #RD5026,
3.00%, 4/1/30	40	39
Pool #SB0084,
3.00%, 2/1/32	209	202
Pool #SB0216,
3.00%, 12/1/32	67	64
Pool #SB0328,
3.00%, 6/1/34	208	198
Pool #SB0826,
2.50%, 1/1/35	209	197
Pool #SB8502,
2.00%, 8/1/35	463	412
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.3% (6)continued
Freddie Mac – 11.1%continued
Pool #SD0882,
2.50%, 2/1/52	$103	$85
Pool #SD1518,
4.50%, 8/1/52	259	246
Pool #SD1659,
2.50%, 2/1/52	306	252
Pool #SD1703,
5.00%, 9/1/52	387	375
Pool #SD2334,
5.00%, 2/1/53	268	259
Pool #SD2347,
5.50%, 2/1/53	256	255
Pool #SD2477,
5.50%, 3/1/53	279	278
Pool #SD2642,
5.50%, 4/1/53	259	257
Pool #SD2665,
6.00%, 4/1/53	84	85
Pool #SD2757,
5.00%, 5/1/53	262	254
Pool #SD2876,
3.00%, 7/1/46	257	227
Pool #SD2902,
5.50%, 5/1/53	168	166
Pool #SD2920,
5.50%, 5/1/53	268	265
Pool #SD2922,
5.00%, 5/1/53	272	263
Pool #SD2999,
5.50%, 6/1/53	268	265
Pool #SD3133,
5.00%, 6/1/53	201	195
Pool #SD3136,
5.50%, 6/1/53	270	268
Pool #SD3174,
5.50%, 6/1/53	267	265
Pool #SD3189,
6.00%, 6/1/53	194	197
Pool #SD3251,
6.00%, 7/1/53	248	252
Pool #SD3515,
6.00%, 7/1/53	159	161
NORTHERN FUNDS QUARTERLY REPORT  108 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.3% (6)continued
Freddie Mac – 11.1%continued
Pool #SD3760,
6.00%, 8/1/53	$220	$224
Pool #SD4013,
4.00%, 5/1/53	183	168
Pool #SD4027,
6.50%, 10/1/53	239	250
Pool #SD4285,
5.50%, 11/1/53	215	214
Pool #SD5136,
6.00%, 4/1/54	191	193
Pool #ZK7457,
3.50%, 2/1/29	60	59
Pool #ZM5332,
3.00%, 1/1/48	206	178
Pool #ZS4687,
2.50%, 11/1/46	140	116
Pool #ZT1333,
2.50%, 10/1/31	426	404
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	269	251
		10,984
Freddie Mac Gold – 0.7%
Pool #G07505,
7.00%, 2/1/39	123	132
Pool #G16396,
3.50%, 2/1/33	54	53
Pool #G30926,
3.50%, 4/1/36	49	46
Pool #G60948,
3.00%, 1/1/47	169	144
Pool #Q15842,
3.00%, 2/1/43	293	259
Pool #Q42460,
4.00%, 6/1/46	57	53
Pool #Q63667,
4.50%, 5/1/49	65	62
		749
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	172	156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.3% (6)continued
Government National Mortgage Association I – 0.5%
Pool #604183,
5.50%, 4/15/33	$1	$1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	247	226
Pool #786470,
5.00%, 11/15/40	243	242
		471
Government National Mortgage Association II – 1.7%
Pool #784801,
3.50%, 6/20/47	249	222
Pool #786922,
5.50%, 9/1/53	239	239
Pool #MA0089,
4.00%, 5/20/42	369	349
Pool #MA0782,
3.00%, 2/20/43	130	116
Pool #MA1287,
4.50%, 9/20/43	64	62
Pool #MA1996,
4.00%, 6/20/44	65	61
Pool #MA2755,
4.00%, 4/20/45	50	47
Pool #MA3666,
5.00%, 5/20/46	125	125
Pool #MA8346,
4.00%, 10/20/52	262	241
Pool #MA8724,
4.50%, 3/20/53	268	254
		1,716
Total U.S. Government Agencies
(Cost $30,686)		28,975

U.S. GOVERNMENT OBLIGATIONS – 20.5%
U.S. Treasury Bonds – 10.5%
4.25%, 11/15/40	1,434	1,349
4.63%, 5/15/44	6,016	5,838
4.25%, 8/15/54	3,537	3,236
		10,423
U.S. Treasury Notes – 7.8%
3.50%, 9/30/26	200	198
FIXED INCOME FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 20.5%continued
U.S. Treasury Notes – 7.8%continued
3.88%, 10/15/27	$3,275	$3,240
3.50%, 9/30/29	3,631	3,493
3.88%, 8/15/34	765	724
		7,655
U.S. Treasury Strips – 2.2%
1.47%, 2/15/51(8)	7,762	2,205
Total U.S. Government Obligations
(Cost $23,550)		20,283

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(9) (10)	8,123,784	$8,124
Total Investment Companies
(Cost $8,124)		8,124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
4.25%, 3/27/25(8) (11)	$150	$149
Total Short-Term Investments
(Cost $149)		149

Total Investments – 99.9%
(Cost $104,521)		98,812
Other Assets less Liabilities – 0.1%		103
NET ASSETS – 100.0%		$98,915

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately $11,915,000 or 12.0% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2024 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of this restricted illiquid security amounted to approximately $766,000 or 0.8% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Provident Funding Mortgage Trust, Series 2024-1, Class A13, 5.50%, 12/25/54	11/14/2024	$771

(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2024 is disclosed.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  110 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued	December 31, 2024 (UNAUDITED)
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	106	$21,795	Long	3/25	$9
Ultra 10-Year U.S. Treasury Note	(9)	(1,002)	Short	3/25	14
Ultra Long U.S. Treasury Bond	4	476	Long	3/25	(17)
Total					$6
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$9,906	$—	$9,906
Commercial Mortgage-Backed Securities	—	2,846	—	2,846
Corporate Bonds(1)	—	21,255	—	21,255
Foreign Issuer Bonds(1)	—	7,274	—	7,274
U.S. Government Agencies(1)	—	28,975	—	28,975
U.S. Government Obligations(1)	—	20,283	—	20,283
Investment Companies	8,124	—	—	8,124
Short-Term Investments	—	149	—	149
Total Investments	$8,124	$90,688	$—	$98,812
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$23	$—	$—	$23
Liabilities
Futures Contracts	(17)	—	—	(17)
Total Other Financial Instruments	$6	$—	$—	$6

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$142	$—	$142	$(2)	$2	$2	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,893	42,129	39,898	—	—	121	8,124	8,123,784
Total	$6,035	$42,129	$40,040	$(2)	$2	$123	$8,124	8,123,784
FIXED INCOME FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

FIXED INCOME FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 12.1%
Auto Loan – 2.7%
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	$500	$496
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	1,221	1,228
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	480	484
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	515
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	373	373
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	670	670
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	410	415
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	550	556
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	788	789
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	448	448
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	420	424
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	1,600	1,595
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	1,060	1,067
		9,060
Credit Card – 0.4%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	938
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 12.1%continued
Credit Card – 0.4%continued
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	$301	$303
		1,241
Other – 3.0%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	898	913
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	400	401
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	1,000	986
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	960	964
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	490	496
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	1,107	1,116
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	564	495
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	500	441
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	130	131
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,900	1,879
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	530	532
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	500	502
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	1,040	1,041
		9,897
NORTHERN FUNDS QUARTERLY REPORT  112 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 12.1%continued
Whole Loan – 6.0%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.74% on 4/25/25), 4.75%, 9/26/67(1) (2)	$947	$932
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.76% on 4/25/28), 6.20%, 1/25/69(1) (2)	2,200	2,213
Colt, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	1,399	1,395
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,154	962
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	859	825
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,135	904
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.66% on 10/25/27), 6.84%, 4/25/63(1) (2)	1,296	1,315
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.66% on 10/25/27), 7.30%, 4/25/63(1) (2)	322	327
OBX Trust, Series 2024-NQM16, Class A3
(Step to 6.89% on 11/25/28), 5.89%, 10/25/64(1) (2)	2,022	2,017
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	749	751
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	992	998
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	1,774	1,773
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3) (4)	2,859	2,776
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 12.1%continued
Whole Loan – 6.0%continued
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	$608	$577
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	1,953	1,829
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	364	341
		19,935
Total Asset-Backed Securities
(Cost $40,399)		40,133

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.3%
Non Agency – 3.3%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	898	760
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	590	613
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	894
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,131
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	1,265	1,326
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,159
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	340
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	400	388
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	359
FIXED INCOME FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%continued
Non Agency – 3.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	$3,960	$3,976
		10,946
Total Commercial Mortgage-Backed Securities
(Cost $10,890)		10,946

CORPORATE BONDS – 32.2%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	825	767
Aerospace & Defense – 0.8%
Boeing (The) Co.,
6.30%, 5/1/29	90	93
5.81%, 5/1/50	210	195
6.86%, 5/1/54	435	463
Howmet Aerospace, Inc.,
4.85%, 10/15/31	420	413
Huntington Ingalls Industries, Inc.,
5.75%, 1/15/35	680	679
Lockheed Martin Corp.,
4.70%, 12/15/31	790	778
		2,621
Asset Management – 2.0%
Ares Capital Corp.,
5.95%, 7/15/29	610	617
Blackstone Private Credit Fund,
2.63%, 12/15/26	720	686
5.95%, 7/16/29	595	599
5.25%, 4/1/30 (1)	1,125	1,094
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	2,000	2,123
6.60%, 9/15/29 (1)	620	632
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	791
		6,542
Automotive – 1.1%
American Honda Finance Corp.,
4.40%, 9/5/29	1,825	1,775
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	310
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Automotive – 1.1%continued
6.80%, 11/7/28	$305	$316
Toyota Motor Credit Corp.,
4.60%, 10/10/31	1,230	1,197
		3,598
Banking – 6.3%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	1,092	1,119
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	3,210	2,760
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	954	806
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	1,010	972
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (5)	690	688
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (5)	690	684
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (5)	400	415
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (5)	1,020	1,019
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (5)	2,000	2,040
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (5)	590	489
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (5)	590	624
KeyBank N.A.,
5.00%, 1/26/33	660	633
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (5)	660	708
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	257	242
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (5)	1,355	1,482
NORTHERN FUNDS QUARTERLY REPORT  114 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Banking – 6.3%continued
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (5)	$2,010	$2,047
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	1,360	1,391
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	810	763
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	1,000	1,002
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (5)	900	899
		20,783
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	370	298
Biotechnology & Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.20%, 11/21/29	1,000	928
Pfizer, Inc.,
1.70%, 5/28/30	1,000	852
		1,780
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	825	795
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	85	83
Comcast Corp.,
1.50%, 2/15/31	500	407
CSC Holdings LLC,
4.63%, 12/1/30 (1)	920	481
DISH DBS Corp.,
7.75%, 7/1/26	750	631
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	440	398
		2,795
Chemicals – 0.2%
Bayport Polymers LLC,
4.74%, 4/14/27(1)	720	709
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Construction Materials – 0.7%
Owens Corning,
5.70%, 6/15/34	$250	$254
Vulcan Materials Co.,
5.35%, 12/1/34	1,975	1,969
		2,223
Containers & Packaging – 0.6%
Graphic Packaging International LLC,
3.75%, 2/1/30 (1)	1,340	1,210
Packaging Corp. of America,
3.40%, 12/15/27	150	144
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	760	763
		2,117
Electric Utilities – 1.4%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	395	321
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	720	669
Entergy Texas, Inc.,
1.75%, 3/15/31	388	319
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	720	693
PacifiCorp,
5.45%, 2/15/34	900	894
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	216
Public Service Co. of Colorado,
3.70%, 6/15/28	720	695
San Diego Gas & Electric Co.,
1.70%, 10/1/30	495	415
Southern (The) Co.,
3.70%, 4/30/30	170	160
Xcel Energy, Inc.,
2.60%, 12/1/29	125	112
		4,494
Entertainment Content – 0.5%
Discovery Communications LLC,
3.63%, 5/15/30	1,000	889
FIXED INCOME FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Entertainment Content – 0.5%continued
TEGNA, Inc.,
5.00%, 9/15/29	$775	$725
		1,614
Finance Companies – 0.2%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29(5) (6)	800	774
Food – 0.7%
General Mills, Inc.,
5.25%, 1/30/35	1,975	1,949
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	375	374
		2,323
Gas & Water Utilities – 0.2%
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	600	494
Health Care Facilities & Services – 3.7%
Cardinal Health, Inc.,
5.35%, 11/15/34	1,850	1,811
Cencora, Inc.,
5.15%, 2/15/35	1,010	987
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	825	678
CVS Health Corp.,
5.25%, 1/30/31	200	195
5.55%, 6/1/31	1,000	993
5.30%, 6/1/33	245	235
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (5)	2,000	1,961
DaVita, Inc.,
4.63%, 6/1/30 (1)	850	781
3.75%, 2/15/31 (1)	825	714
Elevance Health, Inc.,
5.38%, 6/15/34	250	248
5.70%, 2/15/55	950	917
McKesson Corp.,
4.25%, 9/15/29	800	782
UnitedHealth Group, Inc.,
4.00%, 5/15/29	770	744
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Health Care Facilities & Services – 3.7%continued
2.30%, 5/15/31	$477	$406
5.35%, 2/15/33	710	714
		12,166
Home Construction – 0.1%
Mohawk Industries, Inc.,
5.85%, 9/18/28	375	386
Institutional Financial Services – 2.4%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.21%), 5.05%, 7/23/30 (5)	1,000	995
(Variable, U.S. SOFR + 1.55%), 5.33%, 7/23/35 (5)	900	884
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	680	686
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,400	1,311
7.13%, 4/30/31 (1)	1,392	1,431
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	175	180
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (5)	1,170	1,183
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (5)	660	689
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (5)	460	470
		7,829
Insurance – 1.4%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	1,000	976
Constellation Insurance, Inc.,
6.80%, 1/24/30 (1)	2,095	2,037
Corebridge Financial, Inc.,
5.75%, 1/15/34	350	356
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	900	909
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	430	450
		4,728
Leisure Facilities & Services – 0.9%
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	825	840
NORTHERN FUNDS QUARTERLY REPORT  116 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Leisure Facilities & Services – 0.9%continued
Carnival Corp.,
6.00%, 5/1/29 (1)	$825	$823
Royal Caribbean Cruises Ltd.,
6.25%, 3/15/32 (1)	1,340	1,356
		3,019
Machinery – 0.4%
John Deere Capital Corp.,
4.40%, 9/8/31	1,475	1,430
Medical Equipment & Devices – 0.6%
Agilent Technologies, Inc.,
2.30%, 3/12/31	590	500
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,500	1,468
		1,968
Oil & Gas Supply Chain – 1.3%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34 (1)	260	262
Energy Transfer L.P.,
3.75%, 5/15/30	1,000	933
ONEOK, Inc.,
6.05%, 9/1/33	180	185
Ovintiv, Inc.,
6.25%, 7/15/33	1,200	1,229
Phillips 66,
2.15%, 12/15/30	340	288
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,536
		4,433
Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	110	97
NNN REIT, Inc.,
5.50%, 6/15/34	510	508
Realty Income Corp.,
2.20%, 6/15/28	330	302
Simon Property Group L.P.,
2.45%, 9/13/29	205	184
		1,091
Semiconductors – 0.6%
Applied Materials, Inc.,
4.80%, 6/15/29	1,000	1,003
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Semiconductors – 0.6%continued
Intel Corp.,
5.13%, 2/10/30	$980	$972
		1,975
Software – 1.2%
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	825	810
Fortinet, Inc.,
2.20%, 3/15/31	275	234
Oracle Corp.,
5.38%, 9/27/54	1,800	1,659
Roper Technologies, Inc.,
4.90%, 10/15/34	515	495
ServiceNow, Inc.,
1.40%, 9/1/30	530	440
VMware LLC,
1.80%, 8/15/28	135	121
4.70%, 5/15/30	205	201
		3,960
Specialty Finance – 2.0%
American Express Co.,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.53%, 4/25/30 (5)	700	713
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (5)	220	224
Enova International, Inc.,
9.13%, 8/1/29 (1)	825	858
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	1,165	1,188
GATX Corp.,
4.00%, 6/30/30	5	5
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	665
OneMain Finance Corp.,
5.38%, 11/15/29	825	793
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	1,250	1,282
FIXED INCOME FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.2% continued
Specialty Finance – 2.0%continued
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	$450	$454
7.25%, 2/2/33	500	516
		6,698
Telecommunications – 0.1%
AT&T, Inc.,
4.30%, 2/15/30	92	89
Verizon Communications, Inc.,
2.55%, 3/21/31	305	263
		352
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	350	292
Transportation & Logistics – 0.8%
AS Mileage Plan IP Ltd.,
5.31%, 10/20/31 (1)	333	325
Ryder System, Inc.,
5.25%, 6/1/28	225	228
5.38%, 3/15/29	180	182
Southwest Airlines Co.,
5.13%, 6/15/27	265	266
Union Pacific Corp.,
2.38%, 5/20/31	205	177
XPO, Inc.,
7.13%, 2/1/32 (1)	1,340	1,371
		2,549
Total Corporate Bonds
(Cost $109,509)		106,808

FOREIGN ISSUER BONDS – 7.8%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	381
Asset Management – 0.5%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (5)	1,640	1,716
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Banking – 4.4%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (5)	$200	$201
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 7/10/34 (1) (5)	770	779
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	620	612
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	600	587
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (5) (6)	1,221	1,098
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	202
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (5)	430	385
Credit Agricole S.A.,
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (5)	1,650	1,657
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 3/1/30 (1) (5)	540	547
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.78%), 5.72%, 3/4/35 (5)	900	907
(Variable, U.S. SOFR + 1.90%), 5.87%, 11/18/35 (5)	1,400	1,366
ING Groep N.V.,
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (5)	1,470	1,462
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	620	630
NORTHERN FUNDS QUARTERLY REPORT  118 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Banking – 4.4%continued
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (5)	$1,360	$1,330
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (5) (6)	250	212
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (5) (6)	200	213
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (5)	900	906
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.66%), 6.30%, 9/25/31 (1) (5) (6)	890	850
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 1/19/35 (1) (5)	700	691
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	75	71
		14,706
Beverages – 0.1%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27(1)	229	214
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.75%, 5/28/28	770	699
Containers & Packaging – 0.3%
Smurfit Westrock Financing DAC,
5.42%, 1/15/35(1)	1,100	1,093
Electrical Equipment – 0.4%
Tyco Electronics Group S.A.,
4.63%, 2/1/30	1,440	1,426
Food – 0.1%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	333	333
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Insurance – 0.7%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (5)	$600	$621
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (5)	1,470	1,482
		2,103
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.85%, 3/8/29(7)	—	—
Metals & Mining – 0.1%
Glencore Funding LLC,
3.88%, 10/27/27(1)	320	311
Oil & Gas Supply Chain – 0.1%
Saudi Arabian Oil Co.,
5.75%, 7/17/54(1)	400	374
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	405	375
4.63%, 9/10/29	860	841
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	375	387
		1,603
Tobacco & Cannabis – 0.3%
BAT Capital Corp.,
4.70%, 4/2/27	725	722
Imperial Brands Finance PLC,
5.88%, 7/1/34 (1)	345	344
		1,066
Total Foreign Issuer Bonds
(Cost $26,354)		26,025

U.S. GOVERNMENT AGENCIES – 33.6% (8)
Fannie Mae – 16.3%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.39%, 2/25/43(3)	2,571	2,414
Pool #545003,
8.00%, 5/1/31(7)	—	—
Pool #545437,
7.00%, 2/1/32	13	13
FIXED INCOME FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Fannie Mae – 16.3%continued
Pool #545556,
7.00%, 4/1/32	$7	$7
Pool #555189,
7.00%, 12/1/32	62	64
Pool #581806,
7.00%, 7/1/31	13	14
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #889641,
5.50%, 8/1/37	382	385
Pool #995802,
5.50%, 12/1/35	385	388
Pool #AB5209,
3.00%, 5/1/32	1,514	1,437
Pool #AB9546,
3.50%, 6/1/28	27	26
Pool #AD0248,
5.50%, 11/1/37	701	705
Pool #AD0494,
5.50%, 8/1/37	398	401
Pool #AD0925,
5.00%, 4/1/40	45	45
Pool #AK9457,
3.50%, 3/1/32	72	69
Pool #AL3063,
3.50%, 1/1/28	79	78
Pool #AL5119,
4.00%, 4/1/34	611	592
Pool #AL7497,
3.50%, 9/1/40	917	830
Pool #AL8876,
3.00%, 10/1/44	274	241
Pool #AO2961,
4.00%, 5/1/42	143	135
Pool #AQ9360,
2.50%, 1/1/28	28	28
Pool #AS1991,
3.50%, 3/1/29	155	152
Pool #AS3655,
4.50%, 10/1/44	438	420
Pool #AS6520,
3.50%, 1/1/46	916	822
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Fannie Mae – 16.3%continued
Pool #AS7088,
2.50%, 5/1/31	$827	$782
Pool #AS8576,
4.50%, 12/1/46	707	678
Pool #BH6175,
3.50%, 7/1/47	369	331
Pool #BJ0686,
4.00%, 4/1/48	459	426
Pool #BJ3524,
4.00%, 11/1/47	947	878
Pool #BM1761,
4.00%, 8/1/44	156	146
Pool #BM1762,
3.00%, 11/1/45	1,848	1,628
Pool #BM4056,
4.00%, 3/1/45	459	433
Pool #BM5984,
5.00%, 5/1/49	105	103
Pool #BM5996,
5.00%, 12/1/48	74	73
Pool #BV4119,
2.50%, 3/1/52	956	780
Pool #BW9887,
5.00%, 10/1/52	1,002	970
Pool #BW9921,
5.00%, 10/1/52	1,097	1,064
Pool #BX4910,
5.00%, 1/1/53	1,014	985
Pool #BX7244,
5.50%, 2/1/53	991	978
Pool #BX7768,
5.00%, 3/1/53	1,270	1,230
Pool #BY5368,
6.00%, 7/1/53	341	344
Pool #CA6359,
2.50%, 7/1/50	1,043	869
Pool #CA6417,
3.00%, 7/1/50	749	644
Pool #CB1666,
2.50%, 9/1/51	631	521
Pool #CB2286,
2.50%, 12/1/51	1,115	919
NORTHERN FUNDS QUARTERLY REPORT  120 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Fannie Mae – 16.3%continued
Pool #CB3515,
3.50%, 5/1/52	$841	$749
Pool #CB4844,
5.50%, 10/1/52	469	465
Pool #CB5113,
5.50%, 11/1/52	305	302
Pool #CB7114,
5.50%, 9/1/53	602	595
Pool #DA0017,
6.00%, 9/1/53	1,039	1,053
Pool #FM1303,
3.00%, 1/1/48	896	778
Pool #FM1438,
3.00%, 8/1/38	343	319
Pool #FM1472,
3.50%, 3/1/34	23	22
Pool #FM1534,
4.50%, 9/1/49	834	796
Pool #FM1572,
3.00%, 9/1/48	566	491
Pool #FM2671,
4.00%, 1/1/48	299	278
Pool #FM2921,
2.50%, 4/1/50	1,341	1,106
Pool #FM3201,
3.50%, 4/1/34	474	463
Pool #FM4491,
3.50%, 12/1/36	898	851
Pool #FM6125,
2.50%, 1/1/51	1,198	994
Pool #FM6764,
2.50%, 3/1/51	211	172
Pool #FM8215,
2.50%, 3/1/51	1,001	830
Pool #FP0012,
3.00%, 8/1/51	873	755
Pool #FS2701,
2.50%, 2/1/35	796	755
Pool #FS3063,
4.50%, 10/1/52	1,064	1,006
Pool #FS3120,
5.00%, 9/1/52	1,440	1,395
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Fannie Mae – 16.3%continued
Pool #FS3391,
2.50%, 8/1/51	$1,180	$977
Pool #FS3662,
5.00%, 1/1/53	1,066	1,033
Pool #FS4040,
5.00%, 2/1/53	1,113	1,077
Pool #FS4045,
5.50%, 2/1/53	1,061	1,048
Pool #FS4267,
4.50%, 3/1/38	976	958
Pool #FS4610,
6.50%, 6/1/40	461	480
Pool #FS4653,
5.50%, 5/1/53	762	752
Pool #FS4663,
5.00%, 5/1/53	1,185	1,146
Pool #FS5441,
6.00%, 8/1/53	993	1,007
Pool #FS5952,
6.50%, 10/1/53	798	827
Pool #FS5965,
6.00%, 10/1/53	142	144
Pool #FS6176,
5.00%, 12/1/47	804	801
Pool #FS6869,
7.00%, 1/1/40	247	256
Pool #MA0878,
4.00%, 10/1/31	274	268
Pool #MA2522,
3.50%, 2/1/46	1,159	1,040
Pool #MA2864,
3.50%, 1/1/47	731	659
Pool #MA3004,
4.00%, 5/1/37	292	280
Pool #MA3088,
4.00%, 8/1/47	563	522
Pool #MA3183,
4.00%, 11/1/47	266	246
Pool #MA3184,
4.50%, 11/1/47	23	22
Pool #MA3211,
4.00%, 12/1/47	1,225	1,139
FIXED INCOME FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Fannie Mae – 16.3%continued
Pool #MA3448,
5.00%, 8/1/48	$421	$415
Pool #MA4186,
3.00%, 10/1/35	376	351
Pool #MA5098,
5.50%, 7/1/43	714	715
		54,386
Freddie Mac – 14.1%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	559	562
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	612	610
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(9)	43	43
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(9)	88	89
Pool #QD2946,
2.50%, 12/1/51	1,021	839
Pool #QD9323,
2.50%, 4/1/52	1,271	1,044
Pool #QF3725,
5.00%, 11/1/52	1,139	1,102
Pool #QF8053,
5.50%, 2/1/53	1,509	1,492
Pool #QF8924,
5.50%, 3/1/53	1,165	1,156
Pool #QG4632,
5.50%, 6/1/53	1,129	1,116
Pool #RA3913,
2.50%, 11/1/50	1,286	1,068
Pool #RA7677,
5.00%, 7/1/52	1,077	1,048
Pool #RA8880,
5.50%, 4/1/53	1,038	1,030
Pool #RA9840,
5.50%, 9/1/53	1,034	1,032
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Freddie Mac – 14.1%continued
Pool #RD5026,
3.00%, 4/1/30	$263	$255
Pool #SB0084,
3.00%, 2/1/32	825	799
Pool #SB0216,
3.00%, 12/1/32	377	362
Pool #SB0328,
3.00%, 6/1/34	841	802
Pool #SB0826,
2.50%, 1/1/35	907	854
Pool #SB8502,
2.00%, 8/1/35	1,853	1,650
Pool #SD0033,
3.00%, 12/1/47	625	542
Pool #SD0882,
2.50%, 2/1/52	406	335
Pool #SD1360,
5.50%, 7/1/52	1,023	1,012
Pool #SD1518,
4.50%, 8/1/52	1,123	1,064
Pool #SD1659,
2.50%, 2/1/52	1,265	1,042
Pool #SD1703,
5.00%, 9/1/52	1,456	1,409
Pool #SD2334,
5.00%, 2/1/53	1,162	1,124
Pool #SD2347,
5.50%, 2/1/53	1,022	1,020
Pool #SD2477,
5.50%, 3/1/53	1,207	1,205
Pool #SD2642,
5.50%, 4/1/53	1,124	1,113
Pool #SD2665,
6.00%, 4/1/53	143	145
Pool #SD2757,
5.00%, 5/1/53	1,136	1,101
Pool #SD2876,
3.00%, 7/1/46	1,115	983
Pool #SD2902,
5.50%, 5/1/53	757	747
Pool #SD2920,
5.50%, 5/1/53	1,159	1,150
NORTHERN FUNDS QUARTERLY REPORT  122 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Freddie Mac – 14.1%continued
Pool #SD2922,
5.00%, 5/1/53	$1,177	$1,139
Pool #SD2999,
5.50%, 6/1/53	1,159	1,149
Pool #SD3133,
5.00%, 6/1/53	706	685
Pool #SD3136,
5.50%, 6/1/53	990	983
Pool #SD3174,
5.50%, 6/1/53	979	973
Pool #SD3189,
6.00%, 6/1/53	760	769
Pool #SD3251,
6.00%, 7/1/53	1,011	1,024
Pool #SD3515,
6.00%, 7/1/53	619	627
Pool #SD3760,
6.00%, 8/1/53	913	926
Pool #SD4027,
6.50%, 10/1/53	961	1,005
Pool #SD4285,
5.50%, 11/1/53	798	793
Pool #SD5136,
6.00%, 4/1/54	765	774
Pool #ZK7457,
3.50%, 2/1/29	698	686
Pool #ZM4714,
3.50%, 11/1/47	1,341	1,203
Pool #ZM5332,
3.00%, 1/1/48	494	427
Pool #ZS4687,
2.50%, 11/1/46	485	404
Pool #ZT1333,
2.50%, 10/1/31	1,542	1,462
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	860	803
		46,777
Freddie Mac Gold – 0.8%
Pool #A87842,
4.50%, 8/1/39	152	146
Pool #C00910,
7.50%, 1/1/30	40	41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Freddie Mac Gold – 0.8%continued
Pool #G07068,
5.00%, 7/1/41	$229	$228
Pool #G07505,
7.00%, 2/1/39	496	532
Pool #G15612,
3.50%, 12/1/29	21	20
Pool #G16396,
3.50%, 2/1/33	640	621
Pool #G18643,
2.50%, 5/1/32	55	52
Pool #G30926,
3.50%, 4/1/36	207	197
Pool #G60948,
3.00%, 1/1/47	297	255
Pool #G61723,
3.50%, 1/1/43	78	71
Pool #Q42460,
4.00%, 6/1/46	227	211
Pool #Q63667,
4.50%, 5/1/49	216	207
		2,581
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	727	659
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	989	905
Pool #786470,
5.00%, 11/15/40	1,052	1,048
		1,953
Government National Mortgage Association II – 1.6%
Pool #786922,
5.50%, 9/1/53	969	968
Pool #MA0089,
4.00%, 5/20/42	1,101	1,043
Pool #MA1996,
4.00%, 6/20/44	205	193
Pool #MA3666,
5.00%, 5/20/46	475	473
Pool #MA4008,
5.50%, 10/20/46	69	71
FIXED INCOME FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.6% (8)continued
Government National Mortgage Association II – 1.6%continued
Pool #MA6870,
5.00%, 9/20/50	$381	$377
Pool #MA8346,
4.00%, 10/20/52	1,135	1,045
Pool #MA8724,
4.50%, 3/20/53	1,163	1,101
		5,271
Total U.S. Government Agencies
(Cost $117,363)		111,627

U.S. GOVERNMENT OBLIGATIONS – 10.0%
U.S. Treasury Bonds – 6.9%
4.25%, 11/15/40	238	224
4.63%, 5/15/44	6,341	6,153
4.25%, 8/15/54	12,919	11,819
4.50%, 11/15/54	5,000	4,776
		22,972
U.S. Treasury Notes – 0.6%
3.50%, 9/30/26	44	44
3.50%, 9/30/29	2,075	1,996
		2,040
U.S. Treasury Strips – 2.5%
1.47%, 2/15/51(10)	29,423	8,360
Total U.S. Government Obligations
(Cost $44,124)		33,372

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(11) (12)	1,055,744	$1,056
Total Investment Companies
(Cost $1,056)		1,056

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.27%, 3/27/25(10) (13)	$350	$346
Total Short-Term Investments
(Cost $346)		346

Total Investments – 99.4%
(Cost $350,041)		330,313
Other Assets less Liabilities – 0.6%		1,947
NET ASSETS – 100.0%		$332,260

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately $69,004,000 or 20.8% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2024 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of this restricted illiquid security amounted to approximately
$2,776,000 or 0.8% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Provident Funding Mortgage Trust, Series 2024-1, Class A13, 5.50%, 12/25/54	11/20/2024	$2,795

(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2024 is disclosed.
(13)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

NORTHERN FUNDS QUARTERLY REPORT  124 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued	December 31, 2024 (UNAUDITED)
3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	260	$53,458	Long	3/25	$22
Ultra 10-Year U.S. Treasury Note	(50)	(5,566)	Short	3/25	93
Ultra Long U.S. Treasury Bond	15	1,784	Long	3/25	(58)
Total					$57
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$40,133	$—	$40,133
Commercial Mortgage-Backed Securities	—	10,946	—	10,946
Corporate Bonds(1)	—	106,808	—	106,808
Foreign Issuer Bonds(1)	—	26,025	—	26,025
U.S. Government Agencies(1)	—	111,627	—	111,627
U.S. Government Obligations(1)	—	33,372	—	33,372
Investment Companies	1,056	—	—	1,056
Short-Term Investments	—	346	—	346
Total Investments	$1,056	$329,257	$—	$330,313
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$115	$—	$—	$115
Liabilities
Futures Contracts	(58)	—	—	(58)
Total Other Financial Instruments	$57	$—	$—	$57

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$366	$—	$365	$(6)	$5	$6	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,598	129,344	138,886	—	—	177	1,056	1,055,744
Total	$10,964	$129,344	$139,251	$(6)	$5	$183	1,056	1,055,744
FIXED INCOME FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

HIGH YIELD FIXED INCOME FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 80.8%
Advertising & Marketing – 0.8%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	$20,771	$19,320
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	3,050	2,837
		22,157
Aerospace & Defense – 1.7%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	4,795	4,863
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	3,800	3,603
9.38%, 11/30/29 (1)	3,233	3,461
9.75%, 11/15/30 (1)	3,495	3,867
TransDigm, Inc.,
5.50%, 11/15/27	7,685	7,551
4.88%, 5/1/29	8,659	8,177
6.88%, 12/15/30 (1)	3,690	3,745
7.13%, 12/1/31 (1)	1,130	1,157
6.00%, 1/15/33 (1)	3,229	3,165
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	7,760	8,080
		47,669
Asset Management – 1.5%
Focus Financial Partners LLC,
6.75%, 9/15/31 (1)	4,365	4,348
Hightower Holding LLC,
9.13%, 1/31/30 (1)	7,255	7,641
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	11,045	11,110
10.00%, 11/15/29 (1)	5,115	5,127
9.00%, 6/15/30	7,150	6,862
Osaic Holdings, Inc.,
10.75%, 8/1/27 (1)	7,950	8,203
		43,291
Automotive – 1.2%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	7,030	6,975
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	3,235	3,294
Dana, Inc.,
4.25%, 9/1/30	3,165	2,946
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Automotive – 1.2%continued
Ford Motor Co.,
9.63%, 4/22/30	$2,075	$2,393
4.75%, 1/15/43	2,140	1,689
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	3,835	3,455
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	2,910	2,789
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31	2,850	2,542
Phinia, Inc.,
6.75%, 4/15/29 (1)	7,190	7,334
		33,417
Basic Industry – 0.3%
Avient Corp.,
6.25%, 11/1/31 (1)	4,300	4,241
GrafTech Finance, Inc.,
4.63%, 12/23/29 (1)	4,575	3,706
		7,947
Biotechnology & Pharmaceuticals – 0.9%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	11,755	9,669
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	8,235	7,473
4.88%, 6/1/28 (1)	4,465	3,572
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	6,730	6,049
		26,763
Cable & Satellite – 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	24,167	23,294
4.25%, 2/1/31 (1)	10,145	8,842
4.75%, 2/1/32 (1)	14,595	12,810
4.50%, 6/1/33 (1)	10,020	8,431
4.25%, 1/15/34 (1)	5,011	4,065
CSC Holdings LLC,
11.75%, 1/31/29 (1)	3,230	3,193
6.50%, 2/1/29 (1)	11,635	9,770
5.75%, 1/15/30 (1)	7,895	4,491
4.63%, 12/1/30 (1)	3,960	2,069
NORTHERN FUNDS QUARTERLY REPORT  126 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Cable & Satellite – 4.3%continued
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	$9,850	$9,597
DISH DBS Corp.,
7.75%, 7/1/26	16,797	14,129
5.25%, 12/1/26 (1)	4,585	4,167
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,565	2,717
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	4,893	4,427
Midcontinent Communications,
8.00%, 8/15/32 (1)	10,375	10,656
		122,658
Chemicals – 1.0%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	3,460	3,367
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	4,225	4,278
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	4,260	4,130
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	5,090	5,235
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1)	5,500	5,298
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	3,475	3,524
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	3,610	3,320
		29,152
Commercial Support Services – 2.3%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	3,355	3,085
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	5,485	5,606
Brink's (The) Co.,
6.50%, 6/15/29 (1)	4,318	4,376
GFL Environmental, Inc.,
6.75%, 1/15/31 (1)	5,815	5,971
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,640	9,587
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Commercial Support Services – 2.3%continued
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	$9,916	$9,817
Reworld Holding Corp.,
5.00%, 9/1/30	5,500	5,072
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	3,100	3,148
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,745	3,624
VT Topco, Inc.,
8.50%, 8/15/30 (1)	7,130	7,552
Williams Scotsman, Inc.,
6.63%, 6/15/29 (1)	3,125	3,162
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	3,805	3,428
		64,428
Communications – 0.2%
iHeartCommunications, Inc.,
10.88%, 5/1/30 (1)	2,596	1,988
7.75%, 8/15/30 (1)	3,391	2,640
		4,628
Construction Materials – 0.7%
Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	7,015	7,128
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	3,605	3,780
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	4,410	3,781
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	5,508	5,502
		20,191
Consumer Cyclical – 0.4%
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	3,210	3,217
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1) (4)	8,050	7,741
		10,958
Consumer Non-Cyclical – 0.5%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	14,080	13,696
FIXED INCOME FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Consumer Services – 0.4%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	$6,390	$6,137
StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,425	5,755
		11,892
Containers & Packaging – 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	6,640	3,770
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	2,910	2,929
LABL, Inc.,
5.88%, 11/1/28 (1)	3,605	3,212
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	4,810	4,907
9.25%, 4/15/27 (1)	3,067	3,103
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	3,250	3,163
		21,084
Electric Utilities – 2.1%
Calpine Corp.,
5.13%, 3/15/28 (1)	7,447	7,222
5.00%, 2/1/31 (1)	3,390	3,188
Lightning Power LLC,
7.25%, 8/15/32 (1)	4,320	4,442
NRG Energy, Inc.,
5.75%, 1/15/28	7,725	7,698
5.75%, 7/15/29 (1)	4,410	4,287
3.88%, 2/15/32 (1)	4,432	3,871
6.25%, 11/1/34 (1)	6,475	6,351
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,800	3,566
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,505	3,735
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	5,625	5,602
4.38%, 5/1/29 (1)	4,550	4,284
6.88%, 4/15/32 (1)	4,340	4,444
		58,690
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Electrical Equipment – 0.4%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	$12,050	$12,066
Energy – 0.2%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	4,385	4,484
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35 (1)	2,210	2,078
		6,562
Engineering & Construction – 0.5%
Arcosa, Inc.,
6.88%, 8/15/32 (1)	5,526	5,615
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	7,180	7,174
		12,789
Entertainment Content – 1.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	9,529
TEGNA, Inc.,
5.00%, 9/15/29	14,717	13,764
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	3,945	3,774
8.50%, 7/31/31 (1)	8,085	7,927
		34,994
Food – 1.3%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	9,130	9,532
9.63%, 9/15/32 (1)	5,690	5,961
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	5,421	4,856
6.25%, 2/15/32 (1)	10,744	10,662
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	7,080	6,543
		37,554
NORTHERN FUNDS QUARTERLY REPORT  128 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Forestry, Paper & Wood Products – 0.6%
Magnera Corp.,
4.75%, 11/15/29 (1)	$12,857	$11,418
7.25%, 11/15/31 (1)	4,685	4,574
		15,992
Health Care Facilities & Services – 4.4%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	10,555	9,563
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	5,540	5,317
6.88%, 4/15/29 (1)	4,500	3,394
6.13%, 4/1/30 (1)	6,215	4,265
5.25%, 5/15/30 (1)	7,294	5,991
10.88%, 1/15/32 (1)	12,845	13,253
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (2)	10,975	10,761
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55 (2)	3,660	3,672
DaVita, Inc.,
6.88%, 9/1/32 (1)	4,285	4,318
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	6,265	5,873
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	3,595	3,152
9.88%, 8/15/30 (1)	9,620	10,377
11.00%, 10/15/30 (1)	2,075	2,277
10.00%, 6/1/32 (1)	2,970	3,020
Star Parent, Inc.,
9.00%, 10/1/30 (1)	12,051	12,516
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	6,121	6,244
Tenet Healthcare Corp.,
4.38%, 1/15/30	21,322	19,804
		123,797
Home & Office Products – 0.7%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29 (1)	8,715	8,580
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Home & Office Products – 0.7%continued
Newell Brands, Inc.,
6.63%, 5/15/32	$2,920	$2,936
6.88%, 4/1/36	9,255	9,367
		20,883
Home Construction – 1.1%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	6,165	6,085
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	2,487	2,402
Interface, Inc.,
5.50%, 12/1/28 (1)	3,390	3,314
KB Home,
7.25%, 7/15/30	4,115	4,219
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	6,030	5,397
M/I Homes, Inc.,
3.95%, 2/15/30	8,310	7,496
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	3,175	3,190
		32,103
Household Products – 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	5,785	5,863
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	340	319
6.13%, 9/30/32	3,075	3,007
		9,189
Industrial Intermediate Products – 0.7%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (4) (5) (6) (7)	2,819	21
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,280	6,529
9.50%, 1/1/31 (1)	3,095	3,317
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	10,909	10,404
		20,271
Industrial Support Services – 0.8%
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,180	2,906
FIXED INCOME FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Industrial Support Services – 0.8%continued
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	$3,145	$3,287
8.00%, 3/15/33 (1)	4,330	4,385
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,570	3,313
United Rentals North America, Inc.,
3.75%, 1/15/32	7,905	6,923
6.13%, 3/15/34 (1)	2,785	2,763
		23,577
Institutional Financial Services – 1.1%
Aretec Group, Inc.,
7.50%, 4/1/29 (1)	4,152	4,131
10.00%, 8/15/30 (1)	3,640	3,975
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	4,605	4,647
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	6,720	5,679
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	9,445	8,845
6.13%, 11/1/32 (1)	2,550	2,526
		29,803
Insurance – 1.3%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	2,870	2,972
4.25%, 2/15/29 (1)	4,675	4,395
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31 (1)	8,385	8,303
7.38%, 10/1/32 (1)	2,925	2,952
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29 (1)	8,485	8,599
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	10,085	10,186
		37,407
Internet Media & Services – 0.2%
GrubHub Holdings, Inc.,
5.50%, 7/1/27(1)	4,755	4,175
IT Services – 0.2%
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	3,825	3,847
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
IT Services – 0.2%continued
Virtusa Corp.,
7.13%, 12/15/28 (1)	$2,810	$2,671
		6,518
Leisure Facilities & Services – 6.0%
Affinity Interactive,
6.88%, 12/15/27 (1)	4,055	3,044
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,470	5,185
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	4,000	4,074
6.50%, 2/15/32 (1)	8,252	8,289
Carnival Corp.,
5.75%, 3/1/27 (1)	8,490	8,471
4.00%, 8/1/28 (1)	5,215	4,943
6.00%, 5/1/29 (1)	5,465	5,452
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	6,290	6,701
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	5,600	5,599
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	3,444	3,191
6.75%, 1/15/30 (1)	5,360	4,945
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	6,200	6,150
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,940	4,269
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	4,220	4,073
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	7,448	7,463
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	7,725	7,728
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	4,365	4,115
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	6,743	6,734
5.88%, 2/15/27 (1)	4,905	4,890
8.38%, 2/1/28 (1)	3,595	3,759
6.25%, 3/1/30 (1)	5,280	5,217
NORTHERN FUNDS QUARTERLY REPORT  130 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Leisure Facilities & Services – 6.0%continued
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	$3,125	$2,802
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,190	1,593
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31 (1)	2,245	2,208
6.25%, 3/15/32 (1)	6,245	6,320
6.00%, 2/1/33 (1)	2,455	2,449
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	9,541	9,410
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	2,725	2,608
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	4,390	4,437
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	10,695	10,615
7.00%, 2/15/29 (1)	8,150	8,195
Yum! Brands, Inc.,
5.38%, 4/1/32	6,140	5,946
		170,875
Leisure Products – 0.4%
Acushnet Co.,
7.38%, 10/15/28 (1)	3,605	3,726
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	6,780	6,113
		9,839
Machinery – 1.0%
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,820	4,563
5.88%, 6/30/29 (1)	3,255	3,073
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	3,075	3,152
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	7,575	8,011
Terex Corp.,
6.25%, 10/15/32 (1)	4,368	4,280
Titan International, Inc.,
7.00%, 4/30/28	5,460	5,345
		28,424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Medical Equipment & Devices – 0.5%
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	$5,522	$5,114
5.25%, 10/1/29 (1)	9,695	9,356
		14,470
Metals & Mining – 0.9%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31 (1)	7,175	7,414
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29 (1)	2,960	3,110
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	3,800	3,640
Constellium S.E.,
3.75%, 4/15/29 (1)	2,880	2,607
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	5,015	4,421
Novelis Corp.,
4.75%, 1/30/30 (1)	4,325	3,992
		25,184
Oil & Gas Services & Equipment – 2.0%
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	8,090	7,491
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,305	2,302
9.13%, 1/31/30 (1)	1,535	1,561
8.88%, 8/15/31 (1)	11,270	10,465
Noble Finance II LLC,
8.00%, 4/15/30 (1)	3,630	3,666
Oceaneering International, Inc.,
6.00%, 2/1/28	6,120	6,061
6.00%, 2/1/28	3,860	3,823
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	2,119	2,167
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	4,164	4,157
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,500	1,531
Transocean, Inc.,
8.75%, 2/15/30 (1)	5,636	5,812
8.50%, 5/15/31 (1)	3,520	3,451
FIXED INCOME FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Oil & Gas Services & Equipment – 2.0%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	$5,080	$5,170
		57,657
Oil & Gas Supply Chain – 9.3%
Apache Corp.,
5.10%, 9/1/40	4,840	4,217
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	4,325	4,377
California Resources Corp.,
7.13%, 2/1/26 (1)	1,756	1,755
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	8,794	8,803
8.38%, 1/15/29 (1)	2,970	3,060
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,640	3,780
8.63%, 11/1/30 (1)	2,940	3,079
CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,855	2,933
7.25%, 3/1/32 (1)	5,445	5,539
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,425	3,340
6.75%, 3/1/29 (1)	2,110	2,051
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	5,500	5,748
7.63%, 4/1/32 (1)	3,660	3,641
CVR Energy, Inc.,
8.50%, 1/15/29 (1)	6,223	5,969
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,360	2,348
8.63%, 3/15/29 (1)	2,075	2,145
Energy Transfer L.P.,
5.63%, 5/1/27 (1)	7,706	7,708
EQM Midstream Partners L.P.,
6.38%, 4/1/29 (1)	3,745	3,758
7.50%, 6/1/30 (1)	3,405	3,622
4.75%, 1/15/31 (1)	6,705	6,306
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	7,470	7,972
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	1,157	1,177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Oil & Gas Supply Chain – 9.3%continued
8.25%, 1/15/29	$5,840	$5,897
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,845	3,816
Gulfport Energy Operating Corp.,
6.75%, 9/1/29 (1)	3,655	3,680
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,860	2,885
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	6,077	5,885
ITT Holdings LLC,
6.50%, 8/1/29 (1)	8,370	7,662
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,710	6,203
Murphy Oil Corp.,
6.00%, 10/1/32	3,660	3,516
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32 (1)	12,798	12,895
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	3,730	3,787
NuStar Logistics L.P.,
6.00%, 6/1/26	4,250	4,256
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	11,118	10,662
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,675	4,774
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.90%, 1/31/25 (3) (8)	4,100	4,070
Range Resources Corp.,
8.25%, 1/15/29	4,020	4,139
SM Energy Co.,
6.75%, 8/1/29 (1)	7,259	7,185
7.00%, 8/1/32 (1)	3,630	3,579
Sunoco L.P.,
7.00%, 5/1/29 (1)	4,230	4,343
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	2,788	2,619
4.50%, 4/30/30	3,750	3,478
NORTHERN FUNDS QUARTERLY REPORT  132 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Oil & Gas Supply Chain – 9.3%continued
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	$7,170	$7,193
Talos Production, Inc.,
9.38%, 2/1/31 (1)	11,965	12,197
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	18,348	20,279
8.38%, 6/1/31 (1)	13,943	14,541
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	11,624	11,513
		264,382
Publishing & Broadcasting – 2.1%
Beasley Mezzanine Holdings LLC,
9.20%, 8/1/28 (1)	6,365	3,501
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	5,465	5,260
7.75%, 4/15/28 (1)	2,845	2,567
7.50%, 6/1/29 (1)	3,065	2,682
7.88%, 4/1/30 (1)	2,475	2,547
Cumulus Media New Holdings, Inc.,
8.00%, 7/1/29 (1)	6,285	2,327
Gray Television, Inc.,
7.00%, 5/15/27 (1)	5,045	4,880
10.50%, 7/15/29 (1)	5,631	5,631
5.38%, 11/15/31 (1)	5,720	3,050
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	4,170	4,071
7.38%, 9/1/31 (1)	6,410	6,560
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,385	4,277
4.75%, 11/1/28 (1)	1,135	1,058
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	6,379	6,336
Urban One, Inc.,
7.38%, 2/1/28 (1)	7,920	4,930
		59,677
Real Estate Investment Trusts – 2.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	5,087	4,824
Diversified Healthcare Trust,
4.38%, 3/1/31	4,642	3,419
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Real Estate Investment Trusts – 2.1%continued
IIP Operating Partnership L.P.,
5.50%, 5/25/26	$5,530	$5,389
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,709	8,277
5.25%, 7/15/30 (1)	9,955	9,503
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	5,595	5,121
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	2,935	2,758
Service Properties Trust,
5.50%, 12/15/27	6,935	6,485
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	3,450	3,679
6.50%, 2/15/29 (1)	11,490	10,426
		59,881
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,295	4,317
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	4,235	4,146
5.88%, 2/15/28 (1)	4,260	4,243
		8,389
Retail - Discretionary – 4.0%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,140	6,107
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	3,590	3,341
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,455	1,480
5.25%, 2/1/28	2,170	2,136
6.63%, 10/1/30 (1)	4,320	4,352
6.75%, 7/1/36	7,615	7,739
Carvana Co.,
9.00%, 12/1/28 (1) (7)	718	766
13.00%, 6/1/30 (1) (7)	1,264	1,388
14.00%, 6/1/31 (1) (7)	1,511	1,811
FIXED INCOME FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Retail - Discretionary – 4.0%continued
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	$10,248	$10,775
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	6,305	6,054
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	5,591	5,221
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	2,775	2,655
4.50%, 12/15/34	5,395	4,490
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	8,489	8,099
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	5,310	4,009
7.88%, 5/1/29 (1)	2,370	1,438
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	3,220	3,031
6.38%, 11/1/32 (1)	4,370	4,229
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,150	1,085
7.75%, 2/15/29 (1)	3,005	2,905
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	1,950	1,875
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	2,165	1,998
4.88%, 11/15/31 (1)	3,380	3,033
Staples, Inc.,
10.75%, 9/1/29 (1)	9,450	9,297
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	5,245	4,780
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29 (1)	9,265	9,687
		113,781
Semiconductors – 0.1%
Coherent Corp.,
5.00%, 12/15/29(1)	4,261	4,066
Software – 2.1%
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,250	3,364
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	4,390	2,029
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Software – 2.1%continued
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	$8,065	$7,970
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	9,220	9,050
9.00%, 9/30/29 (1)	7,135	7,244
8.25%, 6/30/32 (1)	2,995	3,086
Ellucian Holdings, Inc.,
6.50%, 12/1/29 (1)	2,595	2,596
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	2,152	1,835
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l.,
8.75%, 5/1/29 (1)	4,070	4,162
McAfee Corp.,
7.38%, 2/15/30 (1)	5,000	4,856
SS&C Technologies, Inc.,
6.50%, 6/1/32 (1)	6,055	6,107
UKG, Inc.,
6.88%, 2/1/31 (1)	5,645	5,727
		58,026
Specialty Finance – 7.2%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	5,810	5,422
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	1,565	1,368
Blackstone Mortgage Trust, Inc.,
7.75%, 12/1/29 (1)	4,320	4,441
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	7,590	7,957
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	8,644	8,647
9.25%, 7/1/31 (1)	7,255	7,702
CPI CG, Inc.,
10.00%, 7/15/29 (1)	6,200	6,624
Credit Acceptance Corp.,
9.25%, 12/15/28 (1)	3,710	3,924
Discover Financial Services,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (2) (3)	5,755	5,602
Encore Capital Group, Inc.,
9.25%, 4/1/29 (1)	3,140	3,345
NORTHERN FUNDS QUARTERLY REPORT  134 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Specialty Finance – 7.2%continued
8.50%, 5/15/30 (1)	$6,440	$6,774
Enova International, Inc.,
9.13%, 8/1/29 (1)	9,125	9,490
FirstCash, Inc.,
6.88%, 3/1/32 (1)	3,460	3,474
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	11,385	11,609
5.88%, 4/15/33 (1)	7,648	7,380
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	5,135	5,679
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	3,600	3,715
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	7,670	7,195
6.63%, 10/15/31 (1)	7,738	7,726
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	12,730	12,706
9.50%, 2/15/29 (1)	3,185	3,374
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (4) (5) (6)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,225	8,895
LFS Topco LLC,
5.88%, 10/15/26 (1)	6,940	6,854
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	2,995	2,929
Nationstar Mortgage Holdings, Inc.,
6.50%, 8/1/29 (1)	6,407	6,396
Navient Corp.,
5.00%, 3/15/27	11,160	10,939
OneMain Finance Corp.,
4.00%, 9/15/30	4,970	4,417
7.50%, 5/15/31	6,190	6,353
PennyMac Financial Services, Inc.,
7.13%, 11/15/30 (1)	5,165	5,231
5.75%, 9/15/31 (1)	4,955	4,720
Planet Financial Group LLC,
10.50%, 12/15/29 (1)	7,265	7,395
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (4) (5) (6)	2,552	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Specialty Finance – 7.2%continued
World Acceptance Corp.,
7.00%, 11/1/26 (1)	$5,755	$5,720
		204,003
Steel – 0.3%
Carpenter Technology Corp.,
6.38%, 7/15/28	4,820	4,820
TMS International Corp.,
6.25%, 4/15/29 (1)	2,295	2,207
United States Steel Corp.,
6.88%, 3/1/29	1,044	1,044
		8,071
Technology Hardware – 2.3%
CommScope LLC,
6.00%, 3/1/26 (1)	2,120	2,107
7.13%, 7/1/28 (1)	1,457	1,282
9.50%, 12/15/31 (1)	6,845	7,096
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	5,976	5,334
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,840	5,538
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	11,654	12,625
Seagate HDD Cayman,
3.38%, 7/15/31	2,615	2,157
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,590	6,378
6.50%, 7/15/28 (1)	5,245	4,251
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	3,440	3,102
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	14,699	14,911
		64,781
Telecommunications – 2.5%
C&W Senior Finance Ltd.,
6.88%, 9/15/27 (1)	2,859	2,826
EchoStar Corp.,
10.75%, 11/30/29	12,805	13,769
Frontier Communications Holdings LLC,
6.75%, 5/1/29 (1)	9,200	9,246
8.75%, 5/15/30 (1)	4,780	5,052
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	4,180	3,311
FIXED INCOME FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Telecommunications – 2.5%continued
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	$10,386	$9,336
10.50%, 5/15/30 (1)	7,126	7,760
Sable International Finance Ltd.,
7.13%, 10/15/32 (1)	4,535	4,425
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	10,706	11,057
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	4,540	3,859
		70,641
Transportation & Logistics – 3.1%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	4,070	4,091
American Airlines, Inc.,
7.25%, 2/15/28 (1)	3,115	3,193
8.50%, 5/15/29 (1)	3,877	4,071
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	3,920	3,912
5.75%, 4/20/29 (1)	14,305	14,186
AS Mileage Plan IP Ltd.,
5.31%, 10/20/31 (1)	8,798	8,587
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	9,945	9,865
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	6,340	5,819
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	3,000	3,018
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1)	3,070	3,262
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	2,652	2,669
OneSky Flight LLC,
8.88%, 12/15/29 (1)	8,725	8,731
United Airlines, Inc.,
4.63%, 4/15/29 (1)	7,005	6,660
XPO, Inc.,
7.13%, 6/1/31 (1)	8,379	8,592
		86,656
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Transportation Equipment – 0.4%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	$4,970	$4,937
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	5,127	5,321
		10,258
Total Corporate Bonds
(Cost $2,363,400)		2,289,679

FOREIGN ISSUER BONDS – 14.5%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	9,275	9,237
7.50%, 2/1/29 (1)	3,095	3,220
7.25%, 7/1/31 (1)	3,070	3,166
7.00%, 6/1/32 (1)	1,986	2,020
		17,643
Asset Management – 0.4%
CI Financial Corp.,
7.50%, 5/30/29 (1)	6,310	6,601
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 4.16%), 7.75%, 4/12/31 (1) (2) (3)	4,695	4,891
		11,492
Automotive – 0.5%
IHO Verwaltungs GmbH,
7.75%, 11/15/30 (1) (7)	4,754	4,747
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,640	5,535
6.88%, 4/23/32 (1)	4,365	4,139
		14,421
Banking – 2.3%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (2) (3)	3,900	4,245
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	3,940	3,543
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (2) (3)	2,250	2,476
NORTHERN FUNDS QUARTERLY REPORT  136 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Banking – 2.3%continued
Deutsche Bank A.G.,
(Variable, USD ICE Swap Rate 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	$4,070	$4,061
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	3,315	3,247
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	2,786	2,786
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	6,034	5,125
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (2) (3)	4,635	4,936
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.66%), 6.30%, 9/25/31 (1) (2) (3)	4,500	4,299
Societe Generale S.A.,
(Variable, USD ICE Swap Rate 5Y + 5.87%), 8.00%, 9/29/25 (1) (2) (3)	3,235	3,271
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (2) (3)	3,725	3,971
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.79%), 8.13%, 11/21/29 (1) (2) (3)	16,210	15,891
Swedbank AB,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (2) (3) (9)	7,675	7,867
		65,718
Basic Industry – 0.4%
Cerdia Finanz GmbH,
9.38%, 10/3/31(1)	9,305	9,683
Biotechnology & Pharmaceuticals – 0.5%
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	7,032	6,366
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	3,745	3,823
7.88%, 9/15/29	4,370	4,710
		14,899
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Cable & Satellite – 0.2%
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	$3,295	$3,268
5.13%, 2/28/30 (1)	3,325	2,996
		6,264
Chemicals – 0.3%
Methanex Corp.,
5.13%, 10/15/27	4,675	4,576
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	4,235	3,893
		8,469
Containers & Packaging – 0.0%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (7)	5,993	839
Electric Utilities – 0.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC,
6.38%, 2/15/32(1)	3,615	3,605
Electrical Equipment – 0.1%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	3,150	3,084
Food – 0.2%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	3,800	3,188
Sigma Holdco B.V.,
7.88%, 5/15/26 (1)	2,943	2,913
		6,101
Household Products – 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1)	3,735	3,558
Insurance – 0.8%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	10,312	10,714
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32 (1)	3,645	3,723
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1)	5,857	6,332
		20,769
FIXED INCOME FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Leisure Facilities & Services – 1.3%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	$4,675	$4,181
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	3,295	3,386
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,650	8,953
Flutter Treasury DAC,
6.38%, 4/29/29 (1)	3,120	3,167
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	6,825	6,605
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	6,905	6,246
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	3,772	3,670
		36,208
Machinery – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	6,250	6,525
Metals & Mining – 0.9%
Aris Mining Corp.,
8.00%, 10/31/29 (1)	5,100	5,049
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	1,265	1,345
8.63%, 6/1/31 (1)	7,890	8,122
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	7,310	6,580
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	4,840	4,941
		26,037
Oil & Gas Services & Equipment – 0.7%
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	8,805	8,980
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/29 (1)	5,631	4,751
TGS ASA,
8.50%, 1/15/30 (1)	5,710	5,836
		19,567
Oil & Gas Supply Chain – 0.9%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	3,245	3,316
7.38%, 3/15/32 (1)	2,130	2,075
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Oil & Gas Supply Chain – 0.9%continued
eG Global Finance PLC,
12.00%, 11/30/28 (1)	$5,606	$6,269
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,370	4,266
Parkland Corp.,
4.50%, 10/1/29 (1)	5,435	5,041
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	5,140	5,149
		26,116
Specialty Finance – 0.6%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,485	3,595
6.88%, 4/15/29 (1)	3,010	3,049
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,335	4,620
6.88%, 5/15/30 (1)	3,971	4,004
		15,268
Steel – 0.3%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	8,125	8,263
Telecommunications – 2.5%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	5,205	4,074
5.75%, 8/15/29 (1)	7,060	5,168
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	10,410	3,035
Altice France S.A.,
5.50%, 1/15/28 (1)	3,295	2,430
5.13%, 7/15/29 (1)	6,610	4,950
5.50%, 10/15/29 (1)	9,195	6,888
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 9/15/29 (1)	9,212	8,390
Iliad Holding SASU,
7.00%, 10/15/28 (1)	3,160	3,202
8.50%, 4/15/31 (1)	4,960	5,273
7.00%, 4/15/32 (1)	5,200	5,226
Optics Bidco S.p.A.,
6.38%, 11/15/33 (1)	5,619	5,631
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,475	3,048
6.50%, 10/15/27 (1)	11,475	4,613
NORTHERN FUNDS QUARTERLY REPORT  138 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Telecommunications – 2.5%continued
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	$5,365	$4,578
4.75%, 7/15/31 (1)	4,840	4,161
		70,667
Transportation & Logistics – 0.5%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,230	3,144
6.38%, 2/1/30 (1)	12,865	11,242
		14,386
Total Foreign Issuer Bonds
(Cost $436,361)		409,582

TERM LOANS – 0.5% (8)
Biotechnology & Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., June 2022 Loan,
(Floating, CME Term SOFR USD 1M + 7.50%, 1.00% Floor), 11.96%, 6/30/25	15,821	14,891
Total Term Loans
(Cost $15,813)		14,891

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Endo, Inc.*	45,283	$1,073
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(4) (6) *	2,621	—
Total Common Stocks
(Cost $1,293)		1,073

PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(4) (6) *	15,725	—
Total Preferred Stocks
(Cost $1,572)		—

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Par Pharmaceutical, Inc. (1) (4) (6) *	8,813,000	$—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(10) (11)	74,449,056	74,449
Total Investment Companies
(Cost $74,449)		74,449

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.27%, 3/27/25(12) (13)	$3,300	$3,268
Total Short-Term Investments
(Cost $3,267)		3,268

Total Investments – 98.5%
(Cost $2,896,155)		2,792,942
Other Assets less Liabilities – 1.5%		42,674
NET ASSETS – 100.0%		$2,835,616

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately
$2,305,687,000 or 81.3% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(3)	Perpetual bond. Maturity date represents next call date.
(4)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of these restricted illiquid securities amounted to approximately
$7,762,000 or 0.3% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Anagram Holdings LLC/Anagram International, Inc., 10.00%, 8/15/26	7/26/18-8/18/23	$6,909
Cayenne Aviation LLC	5/18/21	1,572
Escrow Par Pharmaceutical, Inc.	4/23/24	—
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	7,853
FIXED INCOME FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Saks Global Enterprises LLC, 11.00%, 12/15/29	12/10/24	$8,050
Voyager Aviation Holdings LLC	5/18/21	3
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	2,467

(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2024 is disclosed.
(12)	Discount rate at the time of purchase.
(13)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	2,000	$411,219	Long	3/25	$262
Ultra 10-Year U.S. Treasury Note	215	23,932	Long	3/25	(336)
Total					$(74)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Industrial Intermediate Products	$—	$20,250	$21	$20,271
All Other Industries(1)	—	2,269,408	—	2,269,408
Total Corporate Bonds	—	2,289,658	21	2,289,679
Foreign Issuer Bonds(1)	—	409,582	—	409,582
Term Loans	—	14,891	—	14,891
Common Stocks(1)	—	1,073	—	1,073
Investment Companies	74,449	—	—	74,449
Short-Term Investments	—	3,268	—	3,268
Total Investments	$74,449	$2,718,472	$21	$2,792,942
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$262	$—	$—	$262
Liabilities
Futures Contracts	(336)	—	—	(336)
Total Other Financial Instruments	$(74)	$—	$—	$(74)

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  140 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued	December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$37,595	$727,745	$690,891	$2,665	$74,449	74,449,056
FIXED INCOME FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

HIGH YIELD MUNICIPAL FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.1%
Consumer Services – 0.1%
University of the Arts (The),
(Floating, SOFR + 9.50%), 13.85%, 1/10/25 (1) (2) (3) (4)	$192	$192
(Floating, SOFR + 9.50%), 13.85%, 1/10/25 (1) (2) (3) (4)	16	16
(Floating, SOFR + 9.50%), 13.85%, 1/10/25 (3) (4)	73	73
		281
Real Estate Owners & Developers – 0.0%
Benloch Ranch Improvement Association No. 2,
10.00%, 12/1/51(1) (2) (3)	1,000	204
Total Corporate Bonds
(Cost $1,253)		485

MUNICIPAL BONDS – 38.2%
Alabama – 1.0%
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	2,167
Pelham Alwarrant G.O. Limited Bonds, Series A,
4.00%, 2/1/39	1,655	1,666
		3,833
Arizona – 1.8%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50(5)	2,000	60
Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31(5)	100	3
6.00%, 7/1/51(5)	400	12
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/29	3,325	3,611
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
4.00%, 1/1/38	2,890	2,900
		6,586
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
California – 0.8%
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/31	$1,615	$1,803
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(5) (6)	2,941	—
Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,
5.25%, 9/1/42	1,000	1,066
		2,869
Connecticut – 0.9%
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 1/1/32	3,385	3,560
District of Columbia – 1.9%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/40	250	263
Washington Metropolitan Area Transit Authority Dedicated Second Lien Sustainable Revenue Bonds,
5.00%, 7/15/49	6,250	6,694
		6,957
Florida – 1.7%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/30	1,175	1,288
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,410	1,059
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,774
NORTHERN FUNDS QUARTERLY REPORT  142 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
Florida – 1.7%continued
Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	$1,000	$952
Pembroke Pines Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/33	1,225	1,315
Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,
5.50%, 11/1/10(5)	143	66
		6,454
Georgia – 1.7%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35(2) (5)	3,000	1,350
Georgia State Housing & Finance Authority Revenue Bonds, Series A,
5.00%, 12/1/42	1,250	1,326
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(7) (8)	3,515	3,715
		6,391
Idaho – 0.7%
Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	3,410	2,687
Illinois – 2.5%
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45(2) (5)	1,500	195
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	800	886
5.00%, 5/1/36	800	879
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	2,000	2,085
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
Illinois – 2.5%continued
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/42	$1,650	$1,697
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	3,490	3,517
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	242
		9,501
Indiana – 3.1%
Aurora School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 1/15/37	1,300	1,441
Hamilton County Public Building Corp. Lease Rent Revenue Bonds,
5.00%, 7/10/40	1,900	2,085
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	3,800	1,219
Indiana State Finance Authority Sustainable Revenue Bonds, Series A,
5.00%, 2/1/31	1,955	2,178
Noblesville Redevelopment Authority Refunding Revenue Bonds, Event Center Public Improvement (AGM State Intercept Program),
5.00%, 8/1/32	1,500	1,663
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 1/15/44	2,105	2,250
Wayne Township School Building Corp. First Mortgage Revenue Refunding Bonds, Marion County (State Intercept Program),
5.00%, 1/15/28	900	953
		11,789
Iowa – 0.5%
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,729
FIXED INCOME FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
Kansas – 1.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/40	$2,000	$2,230
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.00%, 9/1/41	2,615	2,792
		5,022
Kentucky – 0.5%
Kentucky State Property & Buildings Commission Revenue Bonds, Series C, Project No. 130,
5.00%, 11/1/31	1,525	1,694
Louisiana – 0.4%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	1,643
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(9)	50	51
		1,694
Michigan – 0.2%
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	872
Minnesota – 1.3%
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/34	1,575	1,691
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	3,000	3,166
		4,857
Missouri – 0.6%
Camdenton Reorganized School District No. R-3 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/35	2,000	2,202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
Nevada – 0.2%
Washoe County School District G.O. Limited Bonds, Series A,
5.00%, 6/1/38	$760	$852
New Jersey – 2.2%
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/14/25	1,000	1,001
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	2,000	2,068
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series N-1 (NATL Insured),
5.50%, 9/1/27	2,615	2,777
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
4.00%, 6/15/41	1,000	982
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/33	1,500	1,560
		8,388
New Mexico – 0.3%
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	978
New York – 1.4%
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,032
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	951
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/30	1,500	1,651
NORTHERN FUNDS QUARTERLY REPORT  144 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
New York – 1.4%continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	$1,705	$1,771
		5,405
North Carolina – 0.4%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/40	1,265	1,425
Ohio – 0.5%
Ohio State Water Development Authority Water Pollution Control Revenue Refunding Bonds, Series B,
5.00%, 6/1/32	1,500	1,701
Oklahoma – 1.4%
Oklahoma State Facilities Capitol Improvement Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/30	1,575	1,731
Payne County EDA Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project (BAM Insured),
5.00%, 9/1/31	3,280	3,607
		5,338
Oregon – 1.1%
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A (Moral Obligation Insured),
5.00%, 4/1/29	790	856
Oregon State G.O. Unlimited Bonds, Article XI-Q State Project,
5.00%, 5/1/40	2,800	3,096
		3,952
Pennsylvania – 0.2%
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 3/15/45(2) (5)	942	565
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
Pennsylvania – 0.2%continued
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Prerefunded,
5.00%, 3/15/28(1) (9)	$50	$53
		618
Rhode Island – 0.5%
Rhode Island Commerce Corp. Grant Anticipation Revenue GARVEE Bonds, Series B,
5.00%, 6/15/31	1,975	2,019
South Carolina – 0.5%
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, CR-087, Prerefunded,
5.00%, 8/15/26(9) (10)	1,665	1,711
Tennessee – 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical,
5.00%, 7/1/31	1,560	1,710
Texas – 5.0%
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Aleon Renewable Metals LLC,
12.00%, 6/1/43(1)	1,000	983
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39(5)	290	247
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	1,900	1,615
Corpus Christi Certificates of Obligation G.O. Limited Bonds, Series A,
5.00%, 3/1/28	770	814
FIXED INCOME FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
Texas – 5.0%continued
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/25(9)	$1,000	$1,018
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/25	1,330	1,344
Dumas Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.00%, 2/1/26	1,000	1,021
Harris County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/32	505	570
Highland Park Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.25%, 2/15/26	1,145	1,173
La Porte Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/31	1,250	1,391
North Texas State Municipal District Water System Revenue Refunding Bonds,
5.00%, 9/1/25	2,300	2,329
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/44	1,215	1,317
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/26	1,000	1,022
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	3,872
		18,716
Utah – 0.3%
Lehi Sales TRB,
5.25%, 6/1/38	1,190	1,255
Washington – 1.8%
Discovery Clean Water Alliance Sewer Revenue Bonds,
5.00%, 12/1/25	1,475	1,501
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 38.2%continued
Washington – 1.8%continued
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	$3,225	$3,620
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	1,625	1,678
		6,799
Wisconsin – 0.3%
Racine Unified School District G.O. Unlimited Refunding Promissory Notes (BAM Insured),
5.00%, 4/1/34	1,000	1,105
Wyoming – 0.7%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	2,710
Total Municipal Bonds
(Cost $158,907)		143,379

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(11) (12)	10,642,345	$10,642
Total Investment Companies
(Cost $10,642)		10,642

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 58.2%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health, Series C (Bank of America N.A. LOC),
2.45%, 1/2/25(7) (13)	$9,875	$9,875
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, Series B (Barclays Bank PLC LOC),
1.60%, 1/2/25(7) (13)	15,000	15,000
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, Series H (Bank of America N.A. LOC),
2.10%, 1/2/25(7) (13)	15,000	15,000
NORTHERN FUNDS QUARTERLY REPORT  146 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 58.2%continued
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals,
10.00%, 6/1/25(7) (8)	$1,000	$900
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, Atrium Health (Royal Bank of Canada LOC),
2.25%, 1/2/25(7) (13)	5,600	5,600
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series A, Yale University,
1.75%, 1/2/25(7) (13)	10,000	10,000
2.05%, 1/2/25(7) (13)	15,000	15,000
Eastern Municipal Water District Water & Wastewater Variable Revenue Refunding Bonds, Series A,
2.05%, 1/2/25(7) (13)	15,000	15,000
Illinois State Finance Authority Variable Revenue Refunding Bonds, Northshore - Edward-Elmhurst Health Credit Group,
1.60%, 1/2/25(7) (13)	15,000	15,000
Los Angeles Department of Water & Power Variable Revenue Refunding Bonds, Series F-1,
1.60%, 1/9/25(7) (13)	15,000	15,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution,
2.35%, 1/2/25(7) (13)	10,000	10,000
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Second General Resolution, Subseries BB-1,
2.00%, 1/2/25(7) (13)	10,000	10,000
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Refunding Bonds, Second General Resolution,
2.40%, 1/2/25(7) (13)	10,000	10,000
New York Variable G.O. Unlimited Bonds, Subseries B, Fiscal 2018,
2.00%, 1/2/25(7) (13)	15,000	15,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 58.2%continued
Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Baylor Scott & White (Barclays Bank PLC LOC),
1.80%, 1/2/25(7) (13)	$15,000	$15,000
2.15%, 1/2/25(7) (13)	15,000	15,000
University Hospitals & Clinics Authority Variable Revenue Refunding Bonds, Series C,
1.95%, 1/2/25(7) (13)	12,200	12,200
University of California General Variable Revenue Bonds, Series AL-1,
1.50%, 1/2/25(7) (13)	15,000	15,000
Total Short-Term Investments
(Cost $218,655)		218,575

Total Investments – 99.4%
(Cost $389,457)		373,081
Other Assets less Liabilities – 0.6%		2,394
NET ASSETS – 100.0%		$375,475

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately $1,448,000 or 0.4% of net assets.

(2)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of these restricted illiquid securities amounted to approximately
$2,522,000 or 0.7% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center, 6.75%, 1/1/35	6/21/17	$2,917
Benloch Ranch Improvement Association No. 2, 10.00%, 12/1/51	3/22/22	977
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 3/15/45	12/18/17	930
FIXED INCOME FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
University of the Arts (The), 13.85%, 1/10/25	7/19/24	$188
University of the Arts (The), 13.85%, 1/10/25	7/19/24	15

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Value rounds to less than one thousand.
(7)	Maturity date represents the puttable date.
(8)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December
31, 2024 is disclosed.

(9)	Maturity date represents the prerefunded date.
(10)	Security has converted to a fixed rate as of October 1, 2018, and will continue at a fixed rate going forward.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2024 is disclosed.
(13)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$—	$485	$485
Municipal Bonds(1)	—	143,379	—	143,379
Investment Companies	10,642	—	—	10,642
Short-Term Investments	—	218,575	—	218,575
Total Investments	$10,642	$361,954	$485	$373,081

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$49,072	$280,201	$318,631	$1,226	$10,642	10,642,345
NORTHERN FUNDS QUARTERLY REPORT  148 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.6%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,181
Health Care Facilities & Services – 0.5%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	470
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,550
		5,020
Total Corporate Bonds
(Cost $6,850)		6,201

MUNICIPAL BONDS – 96.7%
Alabama – 2.3%
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	6,000	6,440
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,028
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,428
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,441
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(1) (2)	5,000	4,974
		25,311
Alaska – 1.0%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,211
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,557
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/32	2,010	2,213
		10,981
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Arizona – 1.8%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	$315	$303
4.00%, 7/1/41	800	743
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	944
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,844
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,547
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	181
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,514
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,544
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,500	1,613
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	1,549
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,053
FIXED INCOME FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Arizona – 1.8%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	$5,000	$5,031
		19,866
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,268
2.25%, 2/1/41	1,485	1,053
		4,321
California – 4.9%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,310
5.00%, 10/1/52	5,000	5,125
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	5,705	6,073
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	5,000	5,007
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	5,000	5,451
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,299	3,143
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,781	4,704
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 4.9%continued
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 3.86%, 8/1/35(3)	$11,850	$13,630
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	608
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	4,420	4,706
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	1,445	1,587
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,436
		53,860
Colorado – 4.2%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	234
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,946
Arvada Sales & Use TRB,
5.00%, 12/1/31	2,000	2,139
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,045
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	985
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,242
NORTHERN FUNDS QUARTERLY REPORT  150 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Colorado – 4.2%continued
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	$10,000	$10,834
5.50%, 11/15/35	10,000	11,223
5.00%, 11/15/41	1,000	1,046
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,049
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,801
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,896
		46,440
Connecticut – 1.4%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,781
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(1) (2)	3,000	2,975
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,329
		16,085
District of Columbia – 2.1%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	7,500	8,036
5.00%, 10/1/33	4,765	5,157
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,707
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	2,000	2,034
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
District Of Columbia – 2.1%continued
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	$3,000	$3,098
5.00%, 7/1/43	2,000	2,049
		23,081
Florida – 7.6%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,531
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	3,000	3,085
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(4)	6,000	6,097
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	2,095	2,112
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	2,000	1,952
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,024
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/33	2,100	2,289
JEA Electric System Revenue Refunding Bonds, Series Three 2024-A (AGC Insured),
5.00%, 10/1/32	2,685	3,038
JEA Water and Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	14,960	15,642
Lee County Transportation Facilities Revenue Refunding Bonds,
5.00%, 10/1/27	1,600	1,676
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/35	2,810	3,019
FIXED INCOME FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Florida – 7.6%continued
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	$4,000	$4,104
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,334
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AMT) (AGM Insured) ,
4.00%, 10/1/45	2,325	2,183
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	11,430	8,877
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,527
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	1,000	897
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	625	635
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,215
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,779
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,071
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	2,500	2,796
		83,883
Georgia – 1.8%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,323
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Georgia – 1.8%continued
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	$650	$535
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,279
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	5,000	5,261
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	2,500	2,638
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,513
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,171
		19,720
Hawaii – 2.2%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	5,000	5,091
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	2,510	2,576
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,876
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior First Bond Resolution,
5.00%, 7/1/27	11,755	11,866
		24,409
Illinois – 5.6%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,413
NORTHERN FUNDS QUARTERLY REPORT  152 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Illinois – 5.6%continued
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	$5,460	$5,716
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,689
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	2,400	2,461
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	1,220	1,281
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,761
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,230
5.25%, 11/15/35	5,000	5,243
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,121
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,631
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,068
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	1,995
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	1,960
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Illinois – 5.6%continued
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	$2,700	$2,992
5.00%, 5/1/36	2,500	2,747
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,570
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,080
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,761
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,032
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,518
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	538
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,250
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/49	1,000	1,040
		62,406
Indiana – 1.9%
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
5.00%, 7/10/41	3,910	4,270
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	4,930
FIXED INCOME FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Indiana – 1.9%continued
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	$6,500	$6,518
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/38	2,440	2,687
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,070
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,384
		20,859
Iowa – 0.2%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	2,500	2,539
Kansas – 0.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/41	2,000	2,220
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	670	749
		2,969
Kentucky – 5.1%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,339
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,962
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	3,966
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Kentucky – 5.1%continued
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/34	$750	$793
5.00%, 8/1/35	550	579
5.00%, 8/1/36	750	788
Kentucky State Property and Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,662
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(1) (2)	9,000	9,689
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(1) (2)	9,535	10,156
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,281
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,306
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	11,549
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,380
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	915
		56,365
Louisiana – 1.3%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	2,500	2,238
NORTHERN FUNDS QUARTERLY REPORT  154 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Louisiana – 1.3%continued
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	$7,500	$6,161
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	857
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,947
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,553
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	1,000	978
		14,734
Maine – 0.4%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,005
Maryland – 2.6%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	10,000	9,669
3.00%, 10/1/32	5,000	4,811
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	4,464
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,111
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Maryland – 2.6%continued
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
4.00%, 12/1/32	$4,205	$4,386
		28,441
Massachusetts – 1.5%
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,516
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,715
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	511
Massachusetts State G.O. Limited Refunding Bonds, Series C,
5.00%, 9/1/31	2,045	2,309
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,174
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	4,000	4,101
		16,326
Michigan – 2.2%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,580
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	406
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,675
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,066
FIXED INCOME FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Michigan – 2.2%continued
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	$745	$637
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,310
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Healthcare,
1.20%, 4/13/28(1) (2)	1,250	1,153
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	635	623
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,446
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,695
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	9,825
		24,416
Minnesota – 1.1%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	2,000	2,063
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	10,000	10,069
		12,132
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	631
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Missouri – 1.3%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	$1,215	$1,260
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, IATAN 2 Project,
5.00%, 1/1/33	1,400	1,561
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,494
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,044
Saint Charles County Public Water Supply District No. 2 COPS,
5.25%, 12/1/46	5,000	5,438
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(5)	2,100	1,943
		14,740
Nebraska – 0.9%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,799
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	6,000	6,606
		10,405
Nevada – 1.2%
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,262
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	5,000	5,133
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	908
NORTHERN FUNDS QUARTERLY REPORT  156 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Nevada – 1.2%continued
5.00%, 7/1/32	$1,000	$1,073
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,553
		13,929
New Hampshire – 0.4%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bond, Southern New Hampshire University Issue,
5.00%, 1/1/31	1,090	1,195
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	1,070	1,160
5.00%, 1/1/32	835	925
New Hampshire State Health and Educational Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/33	1,245	1,390
		4,670
New Jersey – 0.2%
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,833
New Mexico – 0.3%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,343
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,151
		3,494
New York – 15.3%
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Special Tax Bonds, Series A,
5.00%, 11/15/49	9,200	9,878
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 15.3%continued
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2)	$4,000	$3,973
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,570
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,047
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,190
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,561
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	4,803
5.00%, 6/15/39	8,000	8,050
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,114
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,643
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,075
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,686
FIXED INCOME FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 15.3%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	$2,100	$2,170
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds,
5.00%, 11/1/27	1,850	1,954
New York G.O. Unlimited Bonds, Series C, Subseries C1,
5.00%, 9/1/41	4,000	4,409
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,480
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	2,907
5.00%, 3/1/37	3,700	3,862
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,158
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,499
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	709
5.00%, 10/8/32	575	613
New York State Dormitory Authority Sales Tax Refunding Revenue Bonds, Series B (AMT),
5.00%, 3/15/33	3,000	3,426
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,847
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 15.3%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	$1,000	$1,044
5.25%, 3/15/39	2,000	2,117
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,767
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,035
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(1) (2)	2,720	2,561
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	165	160
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	8,000	7,478
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,601
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,052
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,745
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,457
NORTHERN FUNDS QUARTERLY REPORT  158 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 15.3%continued
New York State Thruway Authority Revenue Refunding Bonds, Series Q,
5.00%, 1/1/32	$8,500	$9,600
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	463
5.00%, 12/1/42	255	262
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	369
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	594
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,260
5.00%, 3/15/40	2,500	2,610
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,075
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,144
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,194
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	5,000	5,308
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 15.3%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	$4,805	$5,047
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,385
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,528
		169,490
North Carolina – 1.8%
Charlotte Water & Sewer System Revenue Refunding Bonds,
4.00%, 7/1/36	6,790	6,769
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,286
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	4,500	4,069
Raleigh Limited Obligation Refunding Bonds,
5.00%, 10/1/31	3,000	3,358
		19,482
Ohio – 3.5%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,322
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	10,600	12,016
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/32	4,575	4,966
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	634
FIXED INCOME FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Ohio – 3.5%continued
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	$100	$105
4.00%, 12/1/35	300	293
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,431
Ohio State Water Development Authority Revenue Sustainable Bonds, Series A,
5.00%, 12/1/41	12,000	13,373
Ohio State Water Development Authority Water Pollution Control Sustainable Revenue Bonds, Series D,
5.00%, 12/1/41	4,200	4,702
		38,842
Oklahoma – 0.5%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,925	3,996
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	1,500	1,648
		5,644
Oregon – 0.6%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,661
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	485
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,160
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Oregon – 0.6%continued
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	$190	$185
4.00%, 5/15/31	200	194
4.00%, 5/15/32	160	155
		6,950
Pennsylvania – 2.2%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,007
5.00%, 6/1/26	1,500	1,536
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	1,450	1,488
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,167
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,026
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	1,978
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,289
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series,
5.00%, 6/1/33	2,520	2,826
Philadelphia Gas Works Revenue Refunding Bonds, 1998 General Ordinance,
5.00%, 8/1/32	2,485	2,759
		24,076
NORTHERN FUNDS QUARTERLY REPORT  160 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	$1,535	$1,532
South Carolina – 1.1%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,168
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	10,000	10,690
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	503
		12,361
Tennessee – 1.2%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,002
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,105
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, The Vanderbilt University,
5.00%, 10/1/49	1,000	1,084
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	10,000	10,014
		13,205
Texas – 5.8%
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	775
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,008
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	500	518
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Texas – 5.8%continued
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	$2,630	$2,635
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(5)	1,000	527
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	5,881
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,574
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	1,125	1,149
Lower Colorado River Authority Revenue Bonds,
5.00%, 5/15/32	630	698
Mc Kinney G.O. Limited Bonds,
5.00%, 8/15/32	2,010	2,032
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	6,860	6,996
5.00%, 1/1/38	3,000	3,119
5.00%, 1/1/39	5,000	5,179
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,741
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/27	1,250	1,303
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,944
San Antonio Electric and Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,759
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,589
FIXED INCOME FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Texas – 5.8%continued
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	$1,000	$1,104
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,669
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/27	9,270	9,783
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	800
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2)	5,000	4,779
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(2)	1,750	1,707
		64,269
Utah – 1.1%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,335
5.00%, 7/1/36	5,000	5,262
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	5,154
		11,751
Virginia – 0.9%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,757
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	4,425	4,757
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	738
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Virginia – 0.9%continued
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	$1,440	$1,192
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,462
		9,906
Washington – 4.5%
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/27	1,200	1,221
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,336
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,859
Port of Seattle Intermediate Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/42	2,500	2,597
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,884
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,223
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,031
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/36	2,500	2,556
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	5,000	5,279
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	2,895	2,975
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,167
NORTHERN FUNDS QUARTERLY REPORT  162 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Washington – 4.5%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	$5,000	$5,083
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	2,500	2,566
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	3,000	3,093
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,040
		49,910
Wisconsin – 1.9%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	3,425	3,779
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,600
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,786
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	2,934
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	688
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,051
4.00%, 4/1/39	5,000	4,971
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Wisconsin – 1.9%continued
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	$165	$138
		20,947
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	201
Total Municipal Bonds
(Cost $1,131,256)		1,072,417

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(6) (7)	4,546,107	$4,546
Total Investment Companies
(Cost $4,546)		4,546

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.5%
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(1) (2)	$12,000	$12,006
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2)	240	236
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(1) (2)	2,315	2,243
FIXED INCOME FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.5%continued
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2)	$2,500	$2,506
Total Short-Term Investments
(Cost $17,120)		16,991

Total Investments – 99.2%
(Cost $1,159,772)		1,100,155
Other Assets less Liabilities – 0.8%		8,453
NET ASSETS – 100.0%		$1,108,608

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2024 is disclosed.

(3)	Step coupon bond. Rate as of December 31, 2024 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

IDA - Industrial Development Authority

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,201	$—	$6,201
Municipal Bonds(1)	—	1,072,417	—	1,072,417
Investment Companies	4,546	—	—	4,546
Short-Term Investments	—	16,991	—	16,991
Total Investments	$4,546	$1,095,609	$—	$1,100,155

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  164 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,860	$315,427	$315,741	$646	$4,546	4,546,107
FIXED INCOME FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.9%
Alabama – 5.6%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	$440	$442
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,501
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,151
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,288
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,114
South East Alabama State Gas Supply District Revenue Refunding Bonds, Series B, Project No. 2,
5.00%, 5/1/32(1) (2)	2,500	2,658
		20,154
Alaska – 0.6%
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/31	1,900	2,077
Arizona – 1.9%
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,625
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,095	1,178
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	2,700	2,842
		6,645
California – 3.0%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,134
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 3.0%continued
4.00%, 8/1/31(1) (2)	$3,150	$3,147
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/31	500	539
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	640
5.00%, 10/1/27	675	691
5.00%, 10/1/28	475	490
5.00%, 10/1/29	650	676
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	801
4.00%, 8/1/28	935	966
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	998
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 5/15/32	615	663
		10,745
Colorado – 3.8%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,101
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
5.00%, 11/15/40	200	202
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,044
Colorado State Health Facilities Authority Variable Revenue Bonds, Adventhealth Obligated Group,
5.00%, 11/15/29(1) (2)	3,660	3,932
NORTHERN FUNDS QUARTERLY REPORT  166 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Colorado – 3.8%continued
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	$95	$98
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	934
Denver City & Country Airport Revenue Refunding Bonds, Series D (AMT),
5.25%, 11/15/27	1,750	1,832
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,633
		13,776
Connecticut – 0.3%
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,025
District of Columbia – 0.9%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/32	3,150	3,338
Florida – 5.7%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/32	1,315	1,379
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,153
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,801
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,266
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	2,007
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Florida – 5.7%continued
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Trains Florida LLC Issue (AMT),
5.00%, 7/1/34	$1,000	$1,012
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	700	759
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,106
Pasco Country School District Sales Tax Revenue Bonds,
5.00%, 10/1/32	2,500	2,805
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,409
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	606
		20,303
Georgia – 3.5%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,039
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,091
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,826
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	3,125	3,082
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,869
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,546
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,000	1,055
		12,508
FIXED INCOME FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	$725	$747
Illinois – 4.1%
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,822
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	2,100	2,170
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/26	300	305
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,557
5.00%, 10/1/29	3,000	3,210
Illinois State HDA Multifamily Sustainability Revenue Bonds, Series B (FHA Insured, HUD Sector 8 Program),
2.85%, 11/1/25	3,000	2,976
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/27	180	186
5.00%, 1/1/33	260	287
		14,513
Indiana – 3.0%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	1,100	1,228
Hamilton Heights School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/26	585	596
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/32	1,040	1,157
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Indiana – 3.0%continued
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/27	$1,100	$1,142
5.00%, 7/15/27	1,075	1,126
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,080
5.00%, 7/15/27	2,195	2,300
		10,790
Iowa – 1.2%
Polk County G.O. Unlimited Capital Loan Notes, Series A (AMT),
5.00%, 6/1/31	2,280	2,464
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,729
		4,193
Kansas – 1.0%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	2,240	2,262
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,176
		3,438
Kentucky – 0.8%
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/1/25	2,990	2,993
Louisiana – 1.2%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	275
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,542
NORTHERN FUNDS QUARTERLY REPORT  168 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Louisiana – 1.2%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	$2,495	$2,527
		4,344
Maine – 0.7%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,682
Maryland – 1.5%
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/26	2,435	2,513
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	2,992
		5,505
Massachusetts – 4.5%
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,110
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	659
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	5,000	5,283
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,072
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Escrowed to Maturity,
5.00%, 8/1/25	165	167
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	2,340	2,411
5.00%, 8/1/26(3)	1,000	1,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Massachusetts – 4.5%continued
University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	$3,370	$3,420
		16,152
Michigan – 1.2%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,951
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	462
		4,413
Minnesota – 2.5%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,014
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,075
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 8/1/32	5,040	5,747
		8,836
Missouri – 1.0%
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	1,500	1,515
Saint Joseph School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/31	2,000	2,142
		3,657
Nebraska – 0.4%
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/31	1,275	1,376
FIXED INCOME FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Nevada – 1.7%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	$1,000	$1,047
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,075
Washoe County Water Facilities Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
3.63%, 10/1/29(1) (2)	2,000	2,002
		6,124
New Hampshire – 0.3%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,124
New Jersey – 2.0%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,166
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,102
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,878
		7,146
New York – 10.4%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/31	2,000	2,210
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,041
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,056
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 10.4%continued
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	$605	$624
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,889
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	435
5.25%, 5/1/32	600	659
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,050
New York State Dormitory Authority Sales Tax Refunding Revenue Bonds, Series B (AMT),
5.00%, 3/15/33	1,000	1,142
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	215	208
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,501
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,001
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,765
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1,
5.00%, 3/15/29	5,000	5,424
NORTHERN FUNDS QUARTERLY REPORT  170 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 10.4%continued
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, Escrowed to Maturity,
5.00%, 9/15/28	$5,000	$5,378
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/32	1,500	1,546
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/27	1,700	1,803
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,475
		37,207
North Carolina – 0.7%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	249
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,181
		2,430
Ohio – 3.9%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,140
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	933
Ohio State Air Quality Development Authority Revenue Bonds, American Electric Power Company Project,
3.20%, 5/1/26	1,075	1,066
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,691
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,215
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Ohio – 3.9%continued
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	$3,860	$4,066
		14,111
Oklahoma – 5.2%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,011
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	4,175	4,251
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
4.00%, 7/1/27	4,275	4,375
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,985	4,177
Tulsa G.O. Unlimited Bonds, Series C,
3.00%, 10/1/28	4,865	4,752
		18,566
Oregon – 1.9%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,048
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	1,450	1,463
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,829
Washington County School District No. 48J Beaverton G.O. Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,594
		6,934
Pennsylvania – 2.9%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,033
FIXED INCOME FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Pennsylvania – 2.9%continued
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	$425	$432
5.00%, 12/1/26	275	285
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,952
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	860	903
Philadelphia Redevelopment Authority Revenue Refunding Bonds, Series A,
4/15/31(4)	1,000	1,102
Philadelphia Refunding Bonds,
5.00%, 8/1/26	3,535	3,646
		10,353
Texas – 13.8%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,036
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/30	1,000	1,097
5.00%, 6/15/31	1,250	1,389
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,159
Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(3)	1,215	1,226
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	3,395	3,658
Dallas County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/25	1,615	1,634
Fort Bend County G.O. Limited Refunding Bonds, Series B,
4.00%, 3/1/30	3,900	3,903
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Texas – 13.8%continued
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	$5,420	$5,421
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,139
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,818
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,740
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	832
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	655
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.), Escrowed to Maturity,
5.00%, 2/15/27	1,000	1,042
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,326
2.00%, 12/1/27(1) (2)	3,150	2,959
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,426
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	2,135	2,143
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	5,063
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,430
NORTHERN FUNDS QUARTERLY REPORT  172 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Texas – 13.8%continued
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	$2,110	$2,186
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/30	1,000	1,101
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,041
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,088
		49,512
Utah – 2.1%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,032
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,787
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,500	1,602
		7,421
Virginia – 0.1%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College and Equipment Programs, Series B,
4.00%, 2/1/29	275	277
Washington – 2.0%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,007
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Washington – 2.0%continued
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	$1,000	$1,016
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,466
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,062
		7,201
Wisconsin – 1.3%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	508
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,112
		4,620
Total Municipal Bonds
(Cost $353,455)		347,236

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(5) (6)	484,343	$484
Total Investment Companies
(Cost $484)		484

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.0%
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2)	$1,000	$1,000
FIXED INCOME FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.0%continued
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2)	$3,000	$3,045
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2)	1,135	1,117
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	2,000	1,973
Total Short-Term Investments
(Cost $7,191)		7,135

Total Investments – 99.0%
(Cost $361,130)		354,855
Other Assets less Liabilities – 1.0%		3,448
NET ASSETS – 100.0%		$358,303

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2024 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2024.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$347,236	$—	$347,236
Investment Companies	484	—	—	484
Short-Term Investments	—	7,135	—	7,135
Total Investments	$484	$354,371	$—	$354,855

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  174 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued	December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,628	$150,065	$158,209	$288	$484	484,343
FIXED INCOME FUNDS 175 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 1.3%
Sovereign Agencies – 1.3%
Resolution Funding Corp Interest Strip,
0.00%, 10/15/28(1)	$357	$301
Total Corporate Bonds
(Cost $303)		301

U.S. GOVERNMENT AGENCIES – 2.4% (2)
Fannie Mae – 0.5%
Pool #555649,
7.50%, 10/1/32	7	7
Pool #BH9277,
3.50%, 2/1/48	110	98
		105
Freddie Mac – 1.1%
Pool #RA8880,
5.50%, 4/1/53	87	86
Pool #SD1360,
5.50%, 7/1/52	94	93
Pool #SD2665,
6.00%, 4/1/53	84	86
Pool #ZS7735,
2.00%, 1/1/32	2	2
		267
Freddie Mac Gold – 0.5%
Pool #D99701,
3.00%, 11/1/32	121	115
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	82	74
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	2	2
Pool #783489,
5.00%, 6/15/25(3)	—	—
		2
Total U.S. Government Agencies
(Cost $600)		563

U.S. GOVERNMENT OBLIGATIONS – 95.5%
U.S. Treasury Bonds – 1.4%
6.00%, 2/15/26	320	327
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.5%continued
U.S. Treasury Inflation Indexed Notes – 2.3%
0.25%, 1/15/25	$135	$179
0.13%, 4/15/26	153	180
0.13%, 4/15/27	166	178
		537
U.S. Treasury Notes – 91.8%
1.63%, 2/15/26	308	299
4.00%, 2/15/26	301	300
0.50%, 2/28/26	287	275
2.13%, 5/31/26	299	290
1.88%, 6/30/26	550	531
0.63%, 7/31/26	486	459
1.88%, 7/31/26	551	531
4.38%, 7/31/26	250	250
1.50%, 8/15/26	500	479
4.38%, 8/15/26	500	501
0.75%, 8/31/26	432	408
0.88%, 9/30/26	487	460
3.50%, 9/30/26	100	99
4.63%, 10/15/26	500	503
4.13%, 10/31/26	1,100	1,097
4.63%, 11/15/26	1,250	1,258
4.38%, 12/15/26	200	201
4.25%, 12/31/26	800	800
4.13%, 2/15/27	250	249
4.25%, 3/15/27	250	250
4.50%, 4/15/27	300	302
4.63%, 6/15/27	250	252
3.88%, 11/30/27	1,629	1,610
4.00%, 2/29/28	2,025	2,006
3.63%, 3/31/28	850	832
3.63%, 5/31/28	1,400	1,369
4.00%, 6/30/28	600	594
4.38%, 8/31/28	500	500
4.38%, 11/30/28	350	350
3.75%, 12/31/28	250	244
4.00%, 1/31/29	250	247
4.25%, 2/28/29	200	199
4.13%, 3/31/29	300	297
2.88%, 4/30/29	250	235
4.63%, 4/30/29	300	303
4.50%, 5/31/29	150	151
4.25%, 6/30/29	300	298
4.00%, 7/31/29	450	443
NORTHERN FUNDS QUARTERLY REPORT  176 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.5%continued
U.S. Treasury Notes – 91.8%continued
3.63%, 8/31/29	$475	$460
3.50%, 9/30/29	275	265
4.13%, 10/31/29	300	297
4.13%, 11/30/29	650	643
4.38%, 12/31/29	250	250
		21,387
Total U.S. Government Obligations
(Cost $22,589)		22,251

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(4) (5)	178,711	$179
Total Investment Companies
(Cost $179)		179

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.30%, 3/27/25(6) (7)	$20	$20
Total Short-Term Investments
(Cost $20)		20

Total Investments – 100.1%
(Cost $23,691)		23,314
Liabilities less Other Assets – (0.1%)		(12)
NET ASSETS – 100.0%		$23,302

(1)	Zero coupon bond.
(2)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	Principal Amount and Value rounds to less than one thousand.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2024 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	15	$3,084	Long	3/25	$—*

*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds	$—	$301	$—	$301
U.S. Government Agencies(1)	—	563	—	563
U.S. Government Obligations(1)	—	22,251	—	22,251
Investment Companies	179	—	—	179
Short-Term Investments	—	20	—	20
Total Investments	$179	$23,135	$—	$23,314
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$— *	$—	$—	$— *

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
FIXED INCOME FUNDS 177 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$67	$2,973	$2,861	$4	$179	178,711
NORTHERN FUNDS QUARTERLY REPORT  178 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.5%
Electric Utilities – 0.2%
FirstEnergy Corp.,
4.00%, 5/1/26	$133	$134
NextEra Energy Partners L.P.,
0.00%, 11/15/25 (1) (2)	162	152
2.50%, 6/15/26 (1)	48	45
PG&E Corp.,
4.25%, 12/1/27	46	50
		381
Home Construction – 0.0%
Meritage Homes Corp.,
1.75%, 5/15/28(1)	52	51
Household Products – 0.0%
Spectrum Brands, Inc.,
3.38%, 6/1/29(1)	36	35
Real Estate Investment Trusts – 0.0%
Digital Realty Trust L.P.,
1.88%, 11/15/29 (1)	16	16
Pebblebrook Hotel Trust,
1.75%, 12/15/26	2	2
		18
Semiconductors – 0.1%
MKS Instruments, Inc.,
1.25%, 6/1/30 (1)	85	82
ON Semiconductor Corp.,
0.50%, 3/1/29	38	36
		118
Software – 0.1%
Nutanix, Inc.,
0.50%, 12/15/29 (1)	19	19
Snowflake, Inc.,
0.00%, 10/1/27 (1) (2)	57	67
0.00%, 10/1/29 (1) (2)	74	88
		174
Specialty Finance – 0.1%
Global Payments, Inc.,
1.50%, 3/1/31(1)	121	118
Total Convertible Bonds
(Cost $880)		895

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 78.7%
Advertising & Marketing – 0.4%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$25	$24
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	290	270
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	200	194
4.25%, 1/15/29 (1)	99	92
4.63%, 3/15/30 (1)	104	96
		676
Aerospace & Defense – 2.6%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	62	63
Boeing (The) Co.,
6.53%, 5/1/34	25	26
6.86%, 5/1/54	178	190
7.01%, 5/1/64	25	27
Goat Holdco LLC,
6.75%, 2/1/32 (1)	302	299
Howmet Aerospace, Inc.,
5.95%, 2/1/37	25	26
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	75	71
9.38%, 11/30/29 (1)	178	190
9.75%, 11/15/30 (1)	176	195
TransDigm, Inc.,
5.50%, 11/15/27	400	393
6.75%, 8/15/28 (1)	147	148
4.63%, 1/15/29	75	70
6.38%, 3/1/29 (1)	466	467
4.88%, 5/1/29	890	840
6.88%, 12/15/30 (1)	320	325
7.13%, 12/1/31 (1)	68	70
6.63%, 3/1/32 (1)	722	728
6.00%, 1/15/33 (1)	309	303
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	169	176
		4,607
Apparel & Textile Products – 0.2%
Champ Acquisition Corp.,
8.38%, 12/1/31 (1)	25	26
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	23
FIXED INCOME FUNDS 179 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Apparel & Textile Products – 0.2%continued
4.13%, 8/15/31 (1)	$122	$106
Hanesbrands, Inc.,
4.88%, 5/15/26 (1)	40	39
9.00%, 2/15/31 (1)	28	30
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	23
Levi Strauss & Co.,
3.50%, 3/1/31 (1)	47	41
S&S Holdings LLC,
8.38%, 10/1/31 (1)	41	41
		329
Asset Management – 1.2%
AG Issuer LLC,
6.25%, 3/1/28 (1)	50	50
AG TTMT Escrow Issuer LLC,
8.63%, 9/30/27 (1)	25	26
Apollo Debt Solutions BDC,
6.90%, 4/13/29 (1)	71	74
6.70%, 7/29/31 (1)	35	36
Apollo Global Management, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.00%, 12/15/54 (3)	69	68
Blackstone Private Credit Fund,
5.95%, 7/16/29	28	28
6.25%, 1/25/31	19	19
6.00%, 11/22/34 (1)	135	132
Blue Owl Capital Corp. II,
8.45%, 11/15/26	35	37
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	60	63
6.60%, 9/15/29 (1)	9	9
6.65%, 3/15/31	65	66
Blue Owl Technology Finance Corp. II,
6.75%, 4/4/29 (1)	22	22
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	96	92
5.00%, 1/15/32 (1)	25	23
Focus Financial Partners LLC,
6.75%, 9/15/31 (1)	545	543
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34 (1)	55	54
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Asset Management – 1.2%continued
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	$60	$58
8.00%, 6/15/27 (1)	69	72
Hightower Holding LLC,
9.13%, 1/31/30 (1)	25	26
HPS Corporate Lending Fund,
6.75%, 1/30/29 (1)	45	46
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	90	89
5.25%, 5/15/27	195	185
9.75%, 1/15/29	75	75
4.38%, 2/1/29	35	29
10.00%, 11/15/29 (1)	137	137
9.00%, 6/15/30	50	48
		2,107
Automotive – 1.4%
Adient Global Holdings Ltd.,
8.25%, 4/15/31 (1)	25	25
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	165	165
6.75%, 5/15/28 (1)	73	74
Dana, Inc.,
4.50%, 2/15/32	25	23
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	1,375	1,114
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32 (1)	50	51
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	32	32
7.00%, 3/15/28	25	25
5.00%, 7/15/29	72	66
5.25%, 4/30/31	25	22
5.25%, 7/15/31 (1)	50	45
5.63%, 4/30/33	25	22
Phinia, Inc.,
6.63%, 10/15/32 (1)	50	50
PM General Purchaser LLC,
9.50%, 10/1/28 (1)	50	50
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	688
NORTHERN FUNDS QUARTERLY REPORT  180 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Automotive – 1.4%continued
Tenneco, Inc.,
8.00%, 11/17/28 (1)	$136	$127
		2,579
Banking – 0.2%
Bank of America Corp.,
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 3/15/28 (3) (4)	25	25
Citigroup, Inc.,
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (3) (4)	75	75
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 2/1/25 (3) (4)	25	25
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (3) (4)	125	126
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 9/15/29 (3) (4)	75	77
		328
Basic Industry – 0.1%
Avient Corp.,
6.25%, 11/1/31 (1)	25	25
GrafTech Global Enterprises, Inc.,
9.88%, 12/23/29 (1)	81	81
Innophos Holdings, Inc.,
11.50%, 6/15/29 (1)	100	100
		206
Beverages – 0.0%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	50	50
Biotechnology & Pharmaceuticals – 0.6%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	100	82
Bausch Health Cos., Inc.,
5.50%, 11/1/25 (1)	50	49
9.00%, 12/15/25 (1)	25	24
6.13%, 2/1/27 (1)	187	170
5.75%, 8/15/27 (1)	17	15
7.00%, 1/15/28 (1)	25	18
5.00%, 1/30/28 (1)	75	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Biotechnology & Pharmaceuticals – 0.6%continued
4.88%, 6/1/28 (1)	$25	$20
11.00%, 9/30/28 (1)	273	259
7.25%, 5/30/29 (1)	50	32
5.25%, 1/30/30 (1)	75	41
5.25%, 2/15/31 (1)	50	26
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1)	91	96
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
14.75%, 11/14/28 (1)	15	16
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	200	180
P&L Development LLC/PLD Finance Corp.,
12.00%, 5/15/29 (1) (5)	39	40
		1,119
Cable & Satellite – 3.5%
Cable One, Inc.,
4.00%, 11/15/30 (1)	95	79
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/1/29 (1)	8	8
6.38%, 9/1/29 (1)	298	295
4.75%, 3/1/30 (1)	52	47
4.50%, 8/15/30 (1)	114	102
4.25%, 2/1/31 (1)	182	159
7.38%, 3/1/31 (1)	284	289
4.75%, 2/1/32 (1)	436	383
4.50%, 5/1/32	491	422
4.50%, 6/1/33 (1)	738	621
4.25%, 1/15/34 (1)	934	758
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47	50	41
CSC Holdings LLC,
5.38%, 2/1/28 (1)	200	173
11.25%, 5/15/28 (1)	200	197
11.75%, 1/31/29 (1)	200	198
5.75%, 1/15/30 (1)	275	156
4.50%, 11/15/31 (1)	400	288
FIXED INCOME FUNDS 181 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Cable & Satellite – 3.5%continued
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	$374	$364
DISH DBS Corp.,
7.75%, 7/1/26	75	63
5.25%, 12/1/26 (1)	279	254
7.38%, 7/1/28	100	72
5.75%, 12/1/28 (1)	154	132
5.13%, 6/1/29	75	48
DISH Network Corp.,
11.75%, 11/15/27 (1)	468	496
GCI LLC,
4.75%, 10/15/28 (1)	72	67
Midcontinent Communications,
8.00%, 8/15/32 (1)	120	123
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	43	38
Sirius XM Radio LLC,
3.13%, 9/1/26 (1)	33	32
5.00%, 8/1/27 (1)	260	253
4.00%, 7/15/28 (1)	125	115
3.88%, 9/1/31 (1)	125	105
		6,378
Capital Goods – 0.1%
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30 (1)	102	103
Vortex Opco LLC,
8.00%, 4/30/30 (1)	47	17
Wilsonart LLC,
11.00%, 8/15/32 (1)	148	145
		265
Chemicals – 2.2%
Avient Corp.,
7.13%, 8/1/30 (1)	50	51
Celanese U.S. Holdings LLC,
6.80%, 11/15/30	25	26
6.38%, 7/15/32	25	25
Chemours (The) Co.,
5.38%, 5/15/27	77	74
5.75%, 11/15/28 (1)	239	222
4.63%, 11/15/29 (1)	70	61
8.00%, 1/15/33 (1)	59	58
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Chemicals – 2.2%continued
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	$185	$175
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1)	200	184
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	129	131
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	24
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	64	66
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1)	55	53
Methanex U.S. Operations, Inc.,
6.25%, 3/15/32 (1)	68	67
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	72	69
Olin Corp.,
5.63%, 8/1/29	75	73
Olympus Water U.S. Holding Corp.,
9.75%, 11/15/28 (1)	200	212
6.25%, 10/1/29 (1)	200	190
7.25%, 6/15/31 (1)	200	203
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29 (1)	1,080	1,025
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	160	149
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	29	29
5.13%, 4/1/29 (1)	100	62
Tronox, Inc.,
4.63%, 3/15/29 (1)	100	90
Windsor Holdings III LLC,
8.50%, 6/15/30 (1)	50	53
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	73
5.63%, 8/15/29 (1)	402	370
7.38%, 3/1/31 (1)	90	92
		3,907
Commercial Support Services – 1.8%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	50	46
NORTHERN FUNDS QUARTERLY REPORT  182 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Commercial Support Services – 1.8%continued
4.88%, 7/15/32 (1)	$115	$106
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	483	494
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
9.75%, 7/15/27 (1)	150	151
6.00%, 6/1/29 (1)	325	296
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	185	175
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	25	24
4.00%, 4/15/29 (1)	100	90
Aramark Services, Inc.,
5.00%, 2/1/28 (1)	46	45
Brink's (The) Co.,
6.50%, 6/15/29 (1)	50	51
6.75%, 6/15/32 (1)	97	98
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	56	56
Deluxe Corp.,
8.13%, 9/15/29 (1)	50	51
GEO Group (The), Inc.,
8.63%, 4/15/29	25	26
10.25%, 4/15/31	100	109
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	106	102
4.38%, 8/15/29 (1)	18	17
6.75%, 1/15/31 (1)	163	167
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	50	50
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	232	230
Reworld Holding Corp.,
5.00%, 9/1/30	50	46
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	147	149
10.88%, 8/1/29 (1)	25	25
RRD Intermediate Holdings, Inc.,
11.00%, 12/1/30 (1) (5)	50	46
Sotheby's,
7.38%, 10/15/27 (1)	200	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Commercial Support Services – 1.8%continued
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	$25	$25
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	50	49
Waste Pro U.S.A., Inc.,
5.50%, 2/15/26 (1)	299	299
Williams Scotsman, Inc.,
6.13%, 6/15/25 (1)	19	19
6.63%, 6/15/29 (1)	33	33
7.38%, 10/1/31 (1)	47	48
		3,321
Communications – 0.1%
iHeartCommunications, Inc.,
9.13%, 5/1/29 (1)	21	18
10.88%, 5/1/30 (1)	40	31
7.75%, 8/15/30 (1)	89	69
		118
Construction Materials – 1.5%
Advanced Drainage Systems, Inc.,
6.38%, 6/15/30 (1)	42	42
AmeriTex HoldCo Intermediate LLC,
10.25%, 10/15/28 (1)	265	283
Knife River Corp.,
7.75%, 5/1/31 (1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	69	67
9.75%, 7/15/28 (1)	138	141
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,290	1,213
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	151	147
8.88%, 11/15/31 (1)	245	257
Standard Building Solutions, Inc.,
6.50%, 8/15/32 (1)	197	197
Standard Industries, Inc.,
4.75%, 1/15/28 (1)	25	24
4.38%, 7/15/30 (1)	150	138
3.38%, 1/15/31 (1)	28	24
FIXED INCOME FUNDS 183 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Construction Materials – 1.5%continued
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	$50	$50
7.25%, 1/15/31 (1)	119	126
		2,735
Consumer Cyclical – 0.1%
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	51	51
Rite Aid Corp.,
11.47%, 8/30/31 (5)	4	4
15.00%, 8/30/31 (5)	12	6
15.00%, 8/30/31 (1) (5) (6) (7)	9	—
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1) (6)	125	120
		181
Consumer Non-Cyclical – 0.0%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	53	51
Consumer Services – 0.3%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	39
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	23
Matthews International Corp.,
8.63%, 10/1/27 (1)	50	52
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	24
Service Corp. International,
3.38%, 8/15/30	25	22
4.00%, 5/15/31	140	125
5.75%, 10/15/32	218	211
		496
Containers & Packaging – 1.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
3.25%, 9/1/28 (1)	430	385
4.00%, 9/1/29 (1)	280	241
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](8)	100	93
4.13%, 8/15/26 (1)	200	180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Containers & Packaging – 1.7%continued
Ball Corp.,
6.88%, 3/15/28	$75	$77
6.00%, 6/15/29	25	25
3.13%, 9/15/31	50	42
Berry Global, Inc.,
4.50%, 2/15/26 (1)	25	25
5.63%, 7/15/27 (1)	25	25
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	77	77
8.75%, 4/15/30 (1)	159	161
Crown Americas LLC,
5.25%, 4/1/30	75	73
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	25	25
Graphic Packaging International LLC,
6.38%, 7/15/32 (1)	25	25
LABL, Inc.,
10.50%, 7/15/27 (1)	50	48
5.88%, 11/1/28 (1)	63	56
9.50%, 11/1/28 (1)	120	120
8.25%, 11/1/29 (1)	25	22
8.63%, 10/1/31 (1)	76	70
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	628	641
9.25%, 4/15/27 (1)	40	40
OI European Group B.V.,
4.75%, 2/15/30 (1)	100	89
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	144	143
7.25%, 5/15/31 (1)	61	59
Sealed Air Corp.,
4.00%, 12/1/27 (1)	50	48
5.00%, 4/15/29 (1)	50	48
6.50%, 7/15/32 (1)	63	63
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	25	25
7.25%, 2/15/31 (1)	25	26
Silgan Holdings, Inc.,
4.13%, 2/1/28	25	24
Trident TPI Holdings, Inc.,
12.75%, 12/31/28 (1)	61	67
NORTHERN FUNDS QUARTERLY REPORT  184 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Containers & Packaging – 1.7%continued
TriMas Corp.,
4.13%, 4/15/29 (1)	$50	$46
		3,089
E-Commerce Discretionary – 0.0%
Wayfair LLC,
7.25%, 10/31/29(1)	25	25
Electric Utilities – 1.8%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55 (3)	107	110
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.95%, 7/15/55 (3)	25	24
Alpha Generation LLC,
6.75%, 10/15/32 (1)	116	115
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.95%, 12/15/54 (3)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 7.05%, 12/15/54 (3)	25	26
Calpine Corp.,
5.13%, 3/15/28 (1)	109	106
4.63%, 2/1/29 (1)	25	24
5.00%, 2/1/31 (1)	172	162
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.85%, 2/15/55 (3)	27	27
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	24
3.75%, 1/15/32 (1)	132	113
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55 (3)	15	15
Duke Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 9/1/54 (3)	40	41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Electric Utilities – 1.8%continued
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/15/26 (3) (4)	$155	$153
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	25	23
Lightning Power LLC,
7.25%, 8/15/32 (1)	143	147
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (3)	60	61
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	25	24
NRG Energy, Inc.,
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (3) (4)	179	198
5.25%, 6/15/29 (1)	25	24
5.75%, 7/15/29 (1)	124	120
3.88%, 2/15/32 (1)	50	44
6.00%, 2/1/33 (1)	172	167
7.00%, 3/15/33 (1)	50	54
6.25%, 11/1/34 (1)	183	179
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	8	7
PG&E Corp.,
5.00%, 7/1/28	50	49
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55 (3)	12	12
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	75	80
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	50	48
4.75%, 1/15/30 (1)	50	46
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (3) (4)	111	113
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (3) (4)	291	293
FIXED INCOME FUNDS 185 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Electric Utilities – 1.8%continued
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	$100	$100
5.63%, 2/15/27 (1)	50	50
5.00%, 7/31/27 (1)	100	98
4.38%, 5/1/29 (1)	50	47
7.75%, 10/15/31 (1)	127	133
6.88%, 4/15/32 (1)	156	160
		3,268
Electrical Equipment – 0.9%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	33	31
4.13%, 4/15/29 (1)	25	23
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30 (1)	804	805
6.75%, 7/15/31 (1)	154	155
Gates Corp.,
6.88%, 7/1/29 (1)	84	85
Sensata Technologies B.V.,
4.00%, 4/15/29 (1)	310	284
Sensata Technologies, Inc.,
4.38%, 2/15/30 (1)	14	13
3.75%, 2/15/31 (1)	81	71
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	97	92
WESCO Distribution, Inc.,
6.63%, 3/15/32 (1)	38	39
		1,598
Energy – 0.1%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	151	154
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35 (1)	53	50
Matador Resources Co.,
6.25%, 4/15/33 (1)	25	24
		228
Engineering & Construction – 0.3%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	50	47
6.88%, 8/15/32 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Engineering & Construction – 0.3%continued
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	$382	$389
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	42	39
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	25
Pike Corp.,
8.63%, 1/31/31 (1)	46	48
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	22
		595
Entertainment Content – 1.1%
AMC Networks, Inc.,
4.25%, 2/15/29	75	59
Lions Gate Capital Holdings 1, Inc.,
5.50%, 4/15/29 (1)	66	59
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	50	39
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	96	87
ROBLOX Corp.,
3.88%, 5/1/30 (1)	25	22
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (6) (9)	1,110	1,063
TEGNA, Inc.,
5.00%, 9/15/29	25	23
Univision Communications, Inc.,
6.63%, 6/1/27 (1)	89	89
8.00%, 8/15/28 (1)	194	198
4.50%, 5/1/29 (1)	175	157
7.38%, 6/30/30 (1)	65	62
8.50%, 7/31/31 (1)	178	174
WMG Acquisition Corp.,
3.88%, 7/15/30 (1)	25	23
		2,055
Food – 2.0%
B&G Foods, Inc.,
8.00%, 9/15/28 (1)	68	70
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	102
Chobani Holdco II LLC,
8.75%, 10/1/29 (1) (5)	268	283
NORTHERN FUNDS QUARTERLY REPORT  186 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Food – 2.0%continued
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (1)	$120	$116
7.63%, 7/1/29 (1)	218	225
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	49
6.00%, 6/15/30 (1)	97	96
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	694	725
9.63%, 9/15/32 (1)	201	211
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	39	39
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	18
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	25	23
4.38%, 1/31/32 (1)	172	156
Pilgrim's Pride Corp.,
6.25%, 7/1/33	25	25
Post Holdings, Inc.,
5.50%, 12/15/29 (1)	125	121
4.63%, 4/15/30 (1)	50	46
4.50%, 9/15/31 (1)	25	22
6.25%, 2/15/32 (1)	25	25
6.38%, 3/1/33 (1)	60	59
6.25%, 10/15/34 (1)	65	63
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	1,234	1,140
Viking Baked Goods Acquisition Corp.,
8.63%, 11/1/31 (1)	50	49
		3,663
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	39
Magnera Corp.,
7.25%, 11/15/31 (1)	27	26
		65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	$25	$25
5.75%, 5/20/27	100	93
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	100	99
5.88%, 4/1/29 (1)	100	91
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	22
		330
Health Care Facilities & Services – 4.4%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	50	48
5.00%, 4/15/29 (1)	50	47
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	178	172
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	50	46
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	325	312
8.00%, 12/15/27 (1)	96	96
6.00%, 1/15/29 (1)	149	133
6.88%, 4/15/29 (1)	75	57
6.13%, 4/1/30 (1)	125	86
5.25%, 5/15/30 (1)	309	254
4.75%, 2/15/31 (1)	111	86
10.88%, 1/15/32 (1)	293	302
Concentra Escrow Issuer Corp.,
6.88%, 7/15/32 (1)	335	341
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (3)	25	24
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55 (3)	25	25
DaVita, Inc.,
4.63%, 6/1/30 (1)	100	92
6.88%, 9/1/32 (1)	34	34
Encompass Health Corp.,
4.75%, 2/1/30	75	71
4.63%, 4/1/31	31	29
FIXED INCOME FUNDS 187 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Health Care Facilities & Services – 4.4%continued
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	$28	$28
HAH Group Holding Co. LLC,
9.75%, 10/1/31 (1)	46	46
HCA, Inc.,
6.00%, 4/1/54	25	24
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	103	96
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	87	94
11.00%, 10/15/30 (1)	214	235
10.00%, 6/1/32 (1)	115	117
ModivCare, Inc.,
5.00%, 10/1/29 (1)	25	15
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	75	71
3.88%, 5/15/32 (1)	110	95
6.25%, 1/15/33 (1)	80	79
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	50	43
5.75%, 11/1/28 (1)	75	49
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	888	819
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	50	45
Radiology Partners, Inc.,
7.78%, 1/31/29 (1) (5)	46	45
Select Medical Corp.,
6.25%, 12/1/32 (1)	25	24
Star Parent, Inc.,
9.00%, 10/1/30 (1)	137	142
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	1,691	1,725
Tenet Healthcare Corp.,
6.25%, 2/1/27	50	50
5.13%, 11/1/27	150	147
6.13%, 10/1/28	1,080	1,078
4.25%, 6/1/29	75	70
4.38%, 1/15/30	25	23
6.13%, 6/15/30	125	124
6.75%, 5/15/31	240	242
6.88%, 11/15/31	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Health Care Facilities & Services – 4.4%continued
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29 (1)	$101	$103
		7,910
Home & Office Products – 0.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29 (1)	72	71
Newell Brands, Inc.,
5.70%, 4/1/26	79	79
6.38%, 9/15/27	25	25
6.63%, 9/15/29	50	51
6.38%, 5/15/30	25	25
6.63%, 5/15/32	25	25
6.88%, 4/1/36	25	25
7.00%, 4/1/46	25	24
Scotts Miracle-Gro (The) Co.,
4.50%, 10/15/29	25	23
4.00%, 4/1/31	50	44
4.38%, 2/1/32	75	65
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	50	46
3.88%, 10/15/31 (1)	25	22
		525
Home Construction – 1.1%
Adams Homes, Inc.,
9.25%, 10/15/28 (1)	175	181
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	50
4.63%, 8/1/29 (1)	50	46
4.63%, 4/1/30 (1)	75	68
Beazer Homes U.S.A., Inc.,
7.25%, 10/15/29	50	51
7.50%, 3/15/31 (1)	44	45
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1)	53	51
Century Communities, Inc.,
3.88%, 8/15/29 (1)	100	90
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	25	20
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	71	74
NORTHERN FUNDS QUARTERLY REPORT  188 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Home Construction – 1.1%continued
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	$25	$24
5.00%, 3/1/28 (1)	50	48
Griffon Corp.,
5.75%, 3/1/28	100	98
JELD-WEN, Inc.,
7.00%, 9/1/32 (1)	176	163
K Hovnanian Enterprises, Inc.,
11.75%, 9/30/29 (1)	177	193
KB Home,
7.25%, 7/15/30	100	102
4.00%, 6/15/31	25	22
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	81	85
4.00%, 7/15/29 (1)	25	22
7.00%, 11/15/32 (1)	97	96
Masterbrand, Inc.,
7.00%, 7/15/32 (1)	25	25
Meritage Homes Corp.,
3.88%, 4/15/29 (1)	50	47
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	50	50
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	25	24
New Home (The) Co., Inc.,
9.25%, 10/1/29 (1)	73	77
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	48
4.75%, 4/1/29	25	24
STL Holding Co. LLC,
8.75%, 2/15/29 (1)	77	81
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	25	25
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	50	49
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	48
		2,027
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Household Products – 0.2%
Central Garden & Pet Co.,
4.13%, 10/15/30	$25	$23
4.13%, 4/30/31 (1)	47	42
Coty, Inc.,
5.00%, 4/15/26 (1)	10	10
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	73
4.13%, 4/1/29 (1)	50	46
Energizer Holdings, Inc.,
6.50%, 12/31/27 (1)	25	25
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	88	86
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	24
3.75%, 4/1/31 (1)	25	22
Spectrum Brands, Inc.,
3.88%, 3/15/31 (1)	8	7
		358
Industrial Intermediate Products – 1.6%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	539	561
9.50%, 1/1/31 (1)	545	584
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	123	117
12.25%, 11/15/26 (1)	45	43
New Star Metals, Inc.,
13.55%, 7/9/26 (6) (9)	1,577	1,577
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	74
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	23
		2,979
Industrial Support Services – 0.7%
Alta Equipment Group, Inc.,
9.00%, 6/1/29 (1)	25	24
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	84	77
4.75%, 10/15/29 (1)	52	49
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	258	257
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	75	78
8.00%, 3/15/33 (1)	77	78
FIXED INCOME FUNDS 189 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Industrial Support Services – 0.7%continued
Herc Holdings, Inc.,
6.63%, 6/15/29 (1)	$67	$68
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	75	69
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	25	23
6.50%, 7/15/32 (1)	105	105
United Rentals North America, Inc.,
6.00%, 12/15/29 (1)	50	50
5.25%, 1/15/30	125	121
4.00%, 7/15/30	100	91
3.88%, 2/15/31	50	45
3.75%, 1/15/32	50	44
6.13%, 3/15/34 (1)	25	25
Velocity Vehicle Group LLC,
8.00%, 6/1/29 (1)	25	26
		1,230
Institutional Financial Services – 0.4%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	175	157
3.63%, 10/1/31 (1)	150	127
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (3) (4)	50	50
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34 (3) (4)	168	166
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	94
6.13%, 11/1/32 (1)	50	49
State Street Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 3/15/29 (3) (4)	28	29
StoneX Group, Inc.,
7.88%, 3/1/31 (1)	25	26
VFH Parent LLC/Valor Co-Issuer, Inc.,
7.50%, 6/15/31 (1)	25	26
		724
Insurance – 3.8%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	75	78
4.25%, 2/15/29 (1)	50	47
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Insurance – 3.8%continued
8.50%, 6/15/29 (1)	$50	$52
6.00%, 8/1/29 (1)	25	24
7.50%, 11/6/30 (1)	125	129
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	161	154
6.75%, 10/15/27 (1)	189	187
6.75%, 4/15/28 (1)	50	50
5.88%, 11/1/29 (1)	212	204
7.00%, 1/15/31 (1)	259	260
6.50%, 10/1/31 (1)	25	25
7.38%, 10/1/32 (1)	231	233
AmWINS Group, Inc.,
6.38%, 2/15/29 (1)	32	32
4.88%, 6/30/29 (1)	36	34
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29 (1)	93	94
AssuredPartners, Inc.,
5.63%, 1/15/29 (1)	50	50
7.50%, 2/15/32 (1)	1,011	1,088
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	50	51
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54 (3)	48	48
HUB International Ltd.,
7.25%, 6/15/30 (1)	682	699
7.38%, 1/31/32 (1)	2,442	2,480
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	560	566
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	36	34
5.88%, 8/1/32 (1)	142	140
USI, Inc./NY,
7.50%, 1/15/32 (1)	110	114
		6,873
NORTHERN FUNDS QUARTERLY REPORT  190 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Internet Media & Services – 0.2%
ANGI Group LLC,
3.88%, 8/15/28 (1)	$82	$73
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	23
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	50	49
3.50%, 3/1/29 (1)	25	23
Match Group Holdings II LLC,
4.63%, 6/1/28 (1)	33	32
4.13%, 8/1/30 (1)	50	44
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	20
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	25	13
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	22	20
		297
IT Services – 0.2%
Amentum Holdings, Inc.,
7.25%, 8/1/32 (1)	75	76
ASGN, Inc.,
4.63%, 5/15/28 (1)	75	71
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 4/15/26 (1) (5)	88	14
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31 (1)	105	107
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	25	25
KBR, Inc.,
4.75%, 9/30/28 (1)	54	52
Science Applications International Corp.,
4.88%, 4/1/28 (1)	60	58
		403
Leisure Facilities & Services – 5.3%
Affinity Interactive,
6.88%, 12/15/27 (1)	50	38
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	25	23
7.50%, 2/15/29 (1)	75	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Leisure Facilities & Services – 5.3%continued
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	$715	$661
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	96	91
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1)	125	117
7.00%, 2/15/30 (1)	112	114
6.50%, 2/15/32 (1)	170	171
6.00%, 10/15/32 (1)	63	61
Carnival Corp.,
7.63%, 3/1/26 (1)	175	175
5.75%, 3/1/27 (1)	275	274
7.88%, 6/1/27	25	26
6.65%, 1/15/28	25	26
6.00%, 5/1/29 (1)	346	345
7.00%, 8/15/29 (1)	25	26
10.50%, 6/1/30 (1)	75	80
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	47	50
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	25
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
6.50%, 10/1/28	100	100
5.25%, 7/15/29	25	24
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	50	49
4.75%, 1/15/28 (1)	25	24
5.75%, 4/1/30 (1)	245	240
6.75%, 5/1/31 (1)	96	97
Cinemark U.S.A., Inc.,
5.25%, 7/15/28 (1)	25	24
7.00%, 8/1/32 (1)	48	49
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	25	25
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	95	88
6.75%, 1/15/30 (1)	134	124
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	50	50
FIXED INCOME FUNDS 191 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Leisure Facilities & Services – 5.3%continued
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	$75	$46
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	25	23
4.00%, 5/1/31 (1)	175	157
3.63%, 2/15/32 (1)	110	96
5.88%, 3/15/33 (1)	206	203
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/1/29 (1)	100	94
4.88%, 7/1/31 (1)	100	90
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	100	96
Life Time, Inc.,
6.00%, 11/15/31 (1)	125	124
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	100	100
7.50%, 9/1/31 (1)	83	85
Lindblad Expeditions Holdings, Inc.,
9.00%, 5/15/28 (1)	35	36
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	87	87
Live Nation Entertainment, Inc.,
5.63%, 3/15/26 (1)	100	100
6.50%, 5/15/27 (1)	25	25
4.75%, 10/15/27 (1)	130	126
MGM Resorts International,
4.75%, 10/15/28	50	48
6.13%, 9/15/29	88	88
6.50%, 4/15/32	50	50
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	98	92
Mohegan Tribal Gaming Authority,
8.00%, 2/1/26 (1)	75	75
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	250	250
8.38%, 2/1/28 (1)	50	52
8.13%, 1/15/29 (1)	55	58
7.75%, 2/15/29 (1)	51	54
6.25%, 3/1/30 (1)	86	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Leisure Facilities & Services – 5.3%continued
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	$79	$79
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	150	135
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	50	39
5.88%, 9/1/31 (1)	140	102
Raising Cane's Restaurants LLC,
9.38%, 5/1/29 (1)	489	524
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	50	49
5.50%, 8/31/26 (1)	50	50
5.38%, 7/15/27 (1)	150	149
7.50%, 10/15/27	50	52
5.63%, 9/30/31 (1)	251	247
6.25%, 3/15/32 (1)	15	15
6.00%, 2/1/33 (1)	279	278
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	48	47
10.75%, 11/15/29 (1)	26	27
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	201	192
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	75	72
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	25
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.,
6.63%, 5/1/32 (1)	269	273
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	100	100
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	24
4.63%, 12/1/31 (1)	106	95
6.63%, 3/15/32 (1)	41	41
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	76
4.63%, 3/1/30 (1)	50	46
Vail Resorts, Inc.,
6.50%, 5/15/32 (1)	70	71
NORTHERN FUNDS QUARTERLY REPORT  192 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Leisure Facilities & Services – 5.3%continued
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	$160	$159
9.13%, 7/15/31 (1)	199	214
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	84	83
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	75	73
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (1)	50	49
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	198	190
7.13%, 2/15/31 (1)	99	103
6.25%, 3/15/33 (1)	87	85
Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	25	24
5.38%, 4/1/32	100	97
		9,489
Leisure Products – 0.2%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	84	73
Mattel, Inc.,
5.88%, 12/15/27 (1)	25	25
5.45%, 11/1/41	50	45
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	75	68
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	74
		285
Machinery – 1.5%
Amsted Industries, Inc.,
4.63%, 5/15/30 (1)	25	23
Esab Corp.,
6.25%, 4/15/29 (1)	57	58
Madison IAQ LLC,
4.13%, 6/30/28 (1)	59	56
5.88%, 6/30/29 (1)	1,332	1,258
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	52	53
Regal Rexnord Corp.,
6.30%, 2/15/30	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Machinery – 1.5%continued
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	$910	$932
Terex Corp.,
5.00%, 5/15/29 (1)	100	95
6.25%, 10/15/32 (1)	60	59
Werner FinCo L.P./Werner FinCo, Inc.,
11.50%, 6/15/28 (1)	25	28
14.50%, 10/15/28 (1) (5)	54	55
		2,643
Medical Equipment & Devices – 1.1%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	100	95
3.88%, 11/1/29 (1)	130	119
Bausch + Lomb Corp.,
8.38%, 10/1/28 (1)	310	321
Embecta Corp.,
5.00%, 2/15/30 (1)	25	23
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	98	91
5.25%, 10/1/29 (1)	416	401
Medline Borrower L.P./ Medline Co-Issuer, Inc.,
6.25%, 4/1/29 (1)	90	91
Neogen Food Safety Corp.,
8.63%, 7/20/30 (1)	75	80
Sotera Health Holdings LLC,
7.38%, 6/1/31 (1)	819	830
		2,051
Metals & Mining – 1.9%
Alcoa Nederland Holding B.V.,
5.50%, 12/15/27 (1)	200	201
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	104	108
11.50%, 10/1/31 (1)	292	327
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,790	1,807
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	24
Constellium S.E.,
3.75%, 4/15/29 (1)	250	226
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	25	24
FIXED INCOME FUNDS 193 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Metals & Mining – 1.9%continued
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	$129	$121
4.50%, 6/1/31 (1)	237	209
Murray Energy Corp.,
12.00%, 4/15/24 (1) (6) (9) (10)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (6) (9) (10)	1,905	—
Novelis Corp.,
3.25%, 11/15/26 (1)	25	24
4.75%, 1/30/30 (1)	141	130
3.88%, 8/15/31 (1)	223	192
		3,393
Oil & Gas Services & Equipment – 1.7%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	9	9
6.25%, 4/1/28 (1)	172	171
6.63%, 9/1/32 (1)	160	160
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	25	25
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	38	39
Global Marine, Inc.,
7.00%, 6/1/28	100	94
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	75	80
Kodiak Gas Services LLC,
7.25%, 2/15/29 (1)	143	146
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	27	25
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	92	92
9.13%, 1/31/30 (1)	29	29
8.88%, 8/15/31 (1)	36	33
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	31
Noble Finance II LLC,
8.00%, 4/15/30 (1)	172	174
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	75	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Oil & Gas Services & Equipment – 1.7%continued
Star Holding LLC,
8.75%, 8/1/31 (1)	$76	$75
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	52	53
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	50	51
Transocean, Inc.,
8.00%, 2/1/27 (1)	106	106
8.25%, 5/15/29 (1)	121	118
8.75%, 2/15/30 (1)	151	156
7.50%, 4/15/31	75	69
8.50%, 5/15/31 (1)	173	170
6.80%, 3/15/38	171	140
9.35%, 12/15/41	50	44
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	50	50
7.13%, 3/15/29 (1)	144	147
Valaris Ltd.,
8.38%, 4/30/30 (1)	268	271
Weatherford International Ltd.,
8.63%, 4/30/30 (1)	342	353
		3,004
Oil & Gas Supply Chain – 6.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/1/27 (1)	75	75
6.63%, 2/1/32 (1)	50	50
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	86	104
8.25%, 12/31/28 (1)	10	10
5.88%, 6/30/29 (1)	45	44
6.63%, 10/15/32 (1)	25	25
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29 (1)	70	72
7.25%, 7/15/32 (1)	61	63
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	70	71
5.85%, 11/15/43	25	22
5.60%, 10/15/44	32	26
NORTHERN FUNDS QUARTERLY REPORT  194 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Oil & Gas Supply Chain – 6.6%continued
California Resources Corp.,
8.25%, 6/15/29 (1)	$75	$76
Chord Energy Corp.,
6.38%, 6/1/26 (1)	50	50
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	75	75
8.38%, 1/15/29 (1)	243	250
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	50	49
8.38%, 7/1/28 (1)	28	29
8.63%, 11/1/30 (1)	136	142
8.75%, 7/1/31 (1)	137	143
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	51	47
CNX Resources Corp.,
6.00%, 1/15/29 (1)	50	49
7.38%, 1/15/31 (1)	50	51
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	101	98
6.75%, 3/1/29 (1)	29	28
5.88%, 1/15/30 (1)	258	241
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	265	253
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	25	26
7.63%, 4/1/32 (1)	185	184
7.38%, 1/15/33 (1)	170	165
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	50	50
8.63%, 3/15/29 (1)	125	129
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	71	66
Encino Acquisition Partners Holdings LLC,
8.75%, 5/1/31 (1)	44	46
Energy Transfer L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54 (3)	100	105
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54 (3)	110	111
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Oil & Gas Supply Chain – 6.6%continued
EnLink Midstream LLC,
5.38%, 6/1/29	$50	$50
EnLink Midstream Partners L.P.,
5.05%, 4/1/45	25	21
EQM Midstream Partners L.P.,
7.50%, 6/1/27 (1)	25	26
6.50%, 7/1/27 (1)	25	25
4.50%, 1/15/29 (1)	70	67
6.38%, 4/1/29 (1)	77	77
7.50%, 6/1/30 (1)	50	53
4.75%, 1/15/31 (1)	50	47
Expand Energy Corp.,
5.70%, 1/23/25	14	14
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	9	9
7.75%, 2/1/28	90	90
8.25%, 1/15/29	75	76
8.88%, 4/15/30	73	74
7.88%, 5/15/32	201	197
8.00%, 5/15/33	99	97
Gulfport Energy Operating Corp.,
6.75%, 9/1/29 (1)	62	62
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	75	76
7.50%, 5/15/32 (1)	70	71
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	75	73
6.50%, 6/1/29 (1)	78	79
5.50%, 10/15/30 (1)	50	48
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	25	24
5.75%, 2/1/29 (1)	51	49
6.00%, 4/15/30 (1)	52	49
6.00%, 2/1/31 (1)	100	92
8.38%, 11/1/33 (1)	192	196
6.88%, 5/15/34 (1)	106	99
Howard Midstream Energy Partners LLC,
8.88%, 7/15/28 (1)	141	148
7.38%, 7/15/32 (1)	119	121
ITT Holdings LLC,
6.50%, 8/1/29 (1)	252	231
FIXED INCOME FUNDS 195 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Oil & Gas Supply Chain – 6.6%continued
Kinetik Holdings L.P.,
5.88%, 6/15/30 (1)	$60	$59
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29 (1)	50	48
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.88%, 12/1/32 (1)	103	102
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	100	109
Matador Resources Co.,
6.88%, 4/15/28 (1)	25	25
6.50%, 4/15/32 (1)	99	98
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/31 (1)	44	43
Murphy Oil Corp.,
6.00%, 10/1/32	50	48
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	47
New Fortress Energy, Inc.,
6.50%, 9/30/26 (1)	100	96
8.75%, 3/15/29 (1)	25	21
NFE Financing LLC,
12.00%, 11/15/29 (1)	122	129
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29 (1)	243	246
8.38%, 2/15/32 (1)	329	332
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	354	359
8.75%, 6/15/31 (1)	81	84
NuStar Logistics L.P.,
6.00%, 6/1/26	25	25
6.38%, 10/1/30	50	50
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	175	168
7.88%, 9/15/30 (1)	110	108
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	125	124
8.00%, 4/15/27 (1)	75	77
7.00%, 1/15/32 (1)	151	153
6.25%, 2/1/33 (1)	94	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Oil & Gas Supply Chain – 6.6%continued
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.90%, 1/31/25 (4) (11)	$75	$74
Prairie Acquiror L.P.,
9.00%, 8/1/29 (1)	93	96
Range Resources Corp.,
8.25%, 1/15/29	50	51
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	25
4.95%, 7/15/29 (1)	25	24
4.80%, 5/15/30 (1)	25	23
6.88%, 4/15/40 (1)	50	48
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp.,
7.88%, 11/1/28 (1)	93	96
SM Energy Co.,
6.75%, 8/1/29 (1)	25	25
7.00%, 8/1/32 (1)	25	25
Summit Midstream Holdings LLC,
8.63%, 10/31/29 (1)	53	55
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	75
7.00%, 9/15/28 (1)	50	51
4.50%, 4/30/30	50	46
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28 (1)	30	29
7.38%, 2/15/29 (1)	171	172
6.00%, 12/31/30 (1)	53	50
6.00%, 9/1/31 (1)	50	47
Talos Production, Inc.,
9.00%, 2/1/29 (1)	66	68
9.38%, 2/1/31 (1)	111	113
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29 (1)	90	84
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	75	76
4.13%, 8/15/31 (1)	75	67
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	150	156
9.50%, 2/1/29 (1)	449	496
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29 (1) (3) (4)	700	732
NORTHERN FUNDS QUARTERLY REPORT  196 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Oil & Gas Supply Chain – 6.6%continued
8.38%, 6/1/31 (1)	$224	$234
9.88%, 2/1/32 (1)	471	517
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	25	25
9.75%, 10/15/30	64	67
7.88%, 4/15/32 (1)	224	216
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29 (1)	64	62
		11,935
Publishing & Broadcasting – 1.9%
Audacy Capital LLC,
6.75%, 3/31/29 (1) (6) (10)	25	1
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	179	172
7.75%, 4/15/28 (1)	133	120
9.00%, 9/15/28 (1)	466	488
7.50%, 6/1/29 (1)	261	228
7.88%, 4/1/30 (1)	1,071	1,102
Gray Television, Inc.,
10.50%, 7/15/29 (1)	162	162
4.75%, 10/15/30 (1)	100	55
5.38%, 11/15/31 (1)	75	40
Lamar Media Corp.,
4.00%, 2/15/30	75	68
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	510	510
7.38%, 9/1/31 (1)	105	108
News Corp.,
3.88%, 5/15/29 (1)	75	70
5.13%, 2/15/32 (1)	150	142
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	50	25
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	46
5.50%, 3/1/30 (1)	25	17
4.13%, 12/1/30 (1)	25	18
		3,372
Real Estate Investment Trusts – 2.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	37	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Real Estate Investment Trusts – 2.1%continued
Diversified Healthcare Trust,
9.75%, 6/15/25	$47	$47
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	318	293
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	25	24
5.25%, 3/15/28 (1)	50	49
5.00%, 7/15/28 (1)	25	24
7.00%, 2/15/29 (1)	25	26
5.25%, 7/15/30 (1)	130	124
4.50%, 2/15/31 (1)	100	91
6.25%, 1/15/33 (1)	119	119
MPT Operating Partnership L.P./MPT Finance Corp.,
2.50%, 3/24/26 [GBP]	100	111
5.25%, 8/1/26	100	92
5.00%, 10/15/27	125	105
4.63%, 8/1/29	246	176
3.50%, 3/15/31	50	32
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28 (1)	50	49
4.88%, 5/15/29 (1)	75	71
7.00%, 2/1/30 (1)	70	71
Pebblebrook Hotel L.P./PEB Finance Corp.,
6.38%, 10/15/29 (1)	49	48
RHP Hotel Properties L.P./RHP Finance Corp.,
7.25%, 7/15/28 (1)	50	51
4.50%, 2/15/29 (1)	25	24
6.50%, 4/1/32 (1)	244	245
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	73
4.00%, 9/15/29 (1)	139	126
SBA Communications Corp.,
3.13%, 2/1/29	105	95
Service Properties Trust,
5.25%, 2/15/26	50	49
4.75%, 10/1/26	50	47
4.95%, 10/1/29	100	80
4.38%, 2/15/30	50	38
FIXED INCOME FUNDS 197 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Real Estate Investment Trusts – 2.1%continued
8.63%, 11/15/31 (1)	$370	$385
8.88%, 6/15/32	91	84
Starwood Property Trust, Inc.,
6.50%, 7/1/30 (1)	58	58
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	25	22
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	640	682
4.75%, 4/15/28 (1)	25	24
6.50%, 2/15/29 (1)	75	68
VICI Properties L.P./VICI Note Co., Inc.,
3.75%, 2/15/27 (1)	25	24
XHR L.P.,
4.88%, 6/1/29 (1)	50	47
6.63%, 5/15/30 (1)	48	48
		3,857
Real Estate Owners & Developers – 0.2%
Greystar Real Estate Partners LLC,
7.75%, 9/1/30 (1)	50	53
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	125	121
4.13%, 2/1/29 (1)	50	46
4.38%, 2/1/31 (1)	42	38
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	50	44
		302
Real Estate Services – 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1)	159	141
7.00%, 4/15/30	86	77
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1)	50	40
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	242	225
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	25
8.88%, 9/1/31 (1)	107	115
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Real Estate Services – 0.4%continued
Newmark Group, Inc.,
7.50%, 1/12/29	$25	$26
		649
Renewable Energy – 0.0%
EnerSys,
6.63%, 1/15/32(1)	25	25
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	73
7.50%, 3/15/26 (1)	25	25
4.63%, 1/15/27 (1)	100	98
6.50%, 2/15/28 (1)	100	101
3.50%, 3/15/29 (1)	90	82
4.88%, 2/15/30 (1)	75	72
Arko Corp.,
5.13%, 11/15/29 (1)	25	23
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	100	88
Kroger (The) Co.,
5.00%, 9/15/34	50	48
5.65%, 9/15/64	25	24
Walgreens Boots Alliance, Inc.,
8.13%, 8/15/29	25	25
		659
Retail - Discretionary – 3.2%
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	25	24
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	23
4.75%, 3/1/30	25	23
5.00%, 2/15/32 (1)	2	2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	49
4.75%, 4/1/28 (1)	75	70
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	15	15
6.63%, 10/1/30 (1)	50	50
6.75%, 7/1/36	100	102
NORTHERN FUNDS QUARTERLY REPORT  198 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Retail - Discretionary – 3.2%continued
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (5)	$25	$25
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	100	98
4.13%, 5/15/29 (1)	25	24
6.50%, 8/1/30 (1)	121	123
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	150	143
4.25%, 2/1/32 (1)	175	155
6.38%, 6/15/32 (1)	100	99
6.38%, 3/1/34 (1)	94	93
Carvana Co.,
13.00%, 6/1/30 (1) (5)	175	192
14.00%, 6/1/31 (1) (5)	322	387
Champions Financing, Inc.,
8.75%, 2/15/29 (1)	25	24
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	41	42
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	19	20
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	22
Gap (The), Inc.,
3.63%, 10/1/29 (1)	25	22
3.88%, 10/1/31 (1)	25	22
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	68	64
Hertz (The) Corp.,
4.63%, 12/1/26 (1)	25	21
12.63%, 7/15/29 (1)	54	57
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	24
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	46
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	137	128
8.25%, 8/1/31 (1)	120	124
Liberty Interactive LLC,
8.25%, 2/1/30	25	12
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	121
3.88%, 6/1/29 (1)	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Retail - Discretionary – 3.2%continued
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	$21	$20
4.50%, 12/15/34	50	42
5.13%, 1/15/42	125	94
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	175	167
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	25	15
Nordstrom, Inc.,
4.38%, 4/1/30	25	23
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	75	71
6.38%, 11/1/32 (1)	740	716
QVC, Inc.,
4.45%, 2/15/25	25	25
6.88%, 4/15/29 (1)	8	6
5.45%, 8/15/34	25	15
Sally Holdings LLC/Sally Capital, Inc.,
6.75%, 3/1/32	25	25
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	50	46
4.88%, 11/15/31 (1)	50	45
Staples, Inc.,
10.75%, 9/1/29 (1)	144	142
12.75%, 1/15/30 (1)	88	69
Victra Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	100	101
Wand NewCo 3, Inc.,
7.63%, 1/30/32 (1)	1,126	1,156
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	459	454
		5,724
Semiconductors – 0.2%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	25	25
Coherent Corp.,
5.00%, 12/15/29 (1)	192	183
Entegris, Inc.,
4.75%, 4/15/29 (1)	66	63
5.95%, 6/15/30 (1)	25	25
FIXED INCOME FUNDS 199 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Semiconductors – 0.2%continued
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	$50	$47
Synaptics, Inc.,
4.00%, 6/15/29 (1)	50	46
		389
Software – 3.7%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	2,261	2,149
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	87	84
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	115	119
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	23
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	38	39
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	143	141
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	206	192
4.88%, 7/1/29 (1)	151	141
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	678	665
9.00%, 9/30/29 (1)	922	936
8.25%, 6/30/32 (1)	413	426
Consensus Cloud Solutions, Inc.,
6.50%, 10/15/28 (1)	25	25
Elastic N.V.,
4.13%, 7/15/29 (1)	74	69
Ellucian Holdings, Inc.,
6.50%, 12/1/29 (1)	122	122
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	50	51
7.13%, 9/30/30 (1)	75	77
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	24	21
5.50%, 5/1/28 (1)	34	13
McAfee Corp.,
7.38%, 2/15/30 (1)	193	187
Rocket Software, Inc.,
9.00%, 11/28/28 (1)	75	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Software – 3.7%continued
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	$150	$149
6.50%, 6/1/32 (1)	251	253
Twilio, Inc.,
3.63%, 3/15/29	22	20
3.88%, 3/15/31	80	72
UKG, Inc.,
6.88%, 2/1/31 (1)	575	583
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	44	40
		6,675
Specialty Finance – 3.5%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	200	181
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (4)	75	70
6.70%, 2/14/33	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.65%, 1/17/40 (3)	10	10
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	75	71
7.75%, 12/1/29 (1)	45	46
Block, Inc.,
2.75%, 6/1/26	47	45
3.50%, 6/1/31	6	5
6.50%, 5/15/32 (1)	374	378
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	200	210
Bread Financial Holdings, Inc.,
9.75%, 3/15/29 (1)	66	71
CPI CG, Inc.,
10.00%, 7/15/29 (1)	25	27
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	104	99
Enact Holdings, Inc.,
6.25%, 5/28/29	18	18
Fair Isaac Corp.,
4.00%, 6/15/28 (1)	17	16
NORTHERN FUNDS QUARTERLY REPORT  200 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Specialty Finance – 3.5%continued
FirstCash, Inc.,
4.63%, 9/1/28 (1)	$50	$47
5.63%, 1/1/30 (1)	25	24
6.88%, 3/1/32 (1)	75	75
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 5/1/28 (1)	133	130
7.88%, 12/1/30 (1)	136	143
7.00%, 5/1/31 (1)	273	278
7.00%, 6/15/32 (1)	211	215
5.88%, 4/15/33 (1)	130	125
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	75
6.63%, 1/15/27 (1)	125	125
12.25%, 10/1/30 (1)	26	29
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	94	97
9.13%, 5/15/31 (1)	55	57
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	50
9.50%, 2/15/29 (1)	75	79
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	25	24
4.75%, 6/15/29 (1)	50	47
7.00%, 7/15/31 (1)	70	72
LD Holdings Group LLC,
8.75%, 11/1/27 (1)	17	16
6.13%, 4/1/28 (1)	50	43
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	25
5.50%, 8/15/28 (1)	50	49
6.50%, 8/1/29 (1)	178	178
5.13%, 12/15/30 (1)	58	54
5.75%, 11/15/31 (1)	46	44
7.13%, 2/1/32 (1)	212	215
Navient Corp.,
6.75%, 6/25/25	75	75
6.75%, 6/15/26	75	76
5.00%, 3/15/27	25	25
5.50%, 3/15/29	116	109
9.38%, 7/25/30	132	141
11.50%, 3/15/31	50	56
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Specialty Finance – 3.5%continued
5.63%, 8/1/33	$25	$22
OneMain Finance Corp.,
7.13%, 3/15/26	100	102
6.63%, 1/15/28	75	76
9.00%, 1/15/29	25	27
6.63%, 5/15/29	89	90
5.38%, 11/15/29	37	36
7.88%, 3/15/30	99	103
4.00%, 9/15/30	112	100
7.50%, 5/15/31	72	74
7.13%, 11/15/31	85	87
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	47
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	46
7.88%, 12/15/29 (1)	92	96
7.13%, 11/15/30 (1)	56	57
5.75%, 9/15/31 (1)	100	95
PHH Escrow Issuer LLC,
9.88%, 11/1/29 (1)	53	53
Planet Financial Group LLC,
10.50%, 12/15/29 (1)	25	25
PRA Group, Inc.,
8.38%, 2/1/28 (1)	50	51
8.88%, 1/31/30 (1)	25	26
Rithm Capital Corp.,
8.00%, 4/1/29 (1)	75	75
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	26	25
3.88%, 3/1/31 (1)	117	102
4.00%, 10/15/33 (1)	197	164
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32 (1)	179	182
SLM Corp.,
3.13%, 11/2/26	143	137
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	37	38
6.00%, 4/15/30 (1)	92	90
Synchrony Financial,
7.25%, 2/2/33	50	52
FIXED INCOME FUNDS 201 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Specialty Finance – 3.5%continued
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	$25	$25
5.50%, 4/15/29 (1)	100	96
UWM Holdings LLC,
6.63%, 2/1/30 (1)	116	115
World Acceptance Corp.,
7.00%, 11/1/26 (1)	25	25
		6,409
Steel – 2.4%
ATI, Inc.,
5.88%, 12/1/27	838	831
4.88%, 10/1/29	53	50
7.25%, 8/15/30	97	100
5.13%, 10/1/31	151	142
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	157	157
Carpenter Technology Corp.,
6.38%, 7/15/28	75	75
7.63%, 3/15/30	73	75
Cleveland-Cliffs, Inc.,
5.88%, 6/1/27	50	50
6.88%, 11/1/29 (1)	93	92
6.75%, 4/15/30 (1)	25	24
4.88%, 3/1/31 (1)	50	45
7.00%, 3/15/32 (1)	50	49
7.38%, 5/1/33 (1)	61	60
Commercial Metals Co.,
4.13%, 1/15/30	25	23
4.38%, 3/15/32	25	22
Specialty Steel Supply, Inc.,
15.39%, 11/15/26 (1) (6) (9)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29 (1)	25	24
		4,309
Technology Hardware – 0.8%
CommScope LLC,
6.00%, 3/1/26 (1)	25	25
8.25%, 3/1/27 (1)	50	48
7.13%, 7/1/28 (1)	100	88
4.75%, 9/1/29 (1)	171	152
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	25	22
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Technology Hardware – 0.8%continued
Diebold Nixdorf, Inc.,
7.75%, 3/31/30 (1)	$56	$58
Imola Merger Corp.,
4.75%, 5/15/29 (1)	340	322
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	133	144
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	48
5.13%, 4/15/29 (1)	30	29
Seagate HDD Cayman,
8.25%, 12/15/29	40	43
4.13%, 1/15/31	105	95
8.50%, 7/15/31	62	66
9.63%, 12/1/32	73	82
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	70
Viasat, Inc.,
6.50%, 7/15/28 (1)	25	20
7.50%, 5/30/31 (1)	25	17
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	27	24
Western Digital Corp.,
4.75%, 2/15/26	25	25
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	17	17
8.88%, 11/30/29 (1)	25	22
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	69	70
		1,487
Telecommunications – 2.6%
Cogent Communications Group LLC,
7.00%, 6/15/27 (1)	75	75
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.,
7.00%, 6/15/27 (1)	25	25
EchoStar Corp.,
10.75%, 11/30/29	495	532
6.75%, 11/30/30 (5)	411	373
Embarq LLC,
8.00%, 6/1/36	50	27
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	121	121
NORTHERN FUNDS QUARTERLY REPORT  202 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Telecommunications – 2.6%continued
5.00%, 5/1/28 (1)	$163	$159
6.75%, 5/1/29 (1)	125	126
5.88%, 11/1/29	48	48
6.00%, 1/15/30 (1)	108	108
8.75%, 5/15/30 (1)	439	464
8.63%, 3/15/31 (1)	81	86
Frontier North, Inc.,
6.73%, 2/15/28	25	25
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	40
Intelsat Jackson Holdings S.A.,
6.50%, 3/15/30 (1)	25	23
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	25	23
3.63%, 1/15/29 (1)	50	40
10.50%, 4/15/29 (1)	234	260
4.88%, 6/15/29 (1)	230	200
3.75%, 7/15/29 (1)	25	19
11.00%, 11/15/29 (1)	377	424
4.50%, 4/1/30 (1)	147	122
10.50%, 5/15/30 (1)	231	252
10.75%, 12/15/30 (1)	155	173
4.00%, 4/15/31 (1)	25	20
10.00%, 10/15/32 (1)	25	25
Lumen Technologies, Inc.,
4.00%, 2/15/27 (1)	50	45
4.13%, 4/15/29 (1)	10	9
4.13%, 4/15/30 (1)	60	53
10.00%, 10/15/32 (1)	93	93
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	297	307
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	247	228
6.13%, 3/1/28 (1)	109	93
		4,618
Transportation & Logistics – 0.7%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	50
American Airlines, Inc.,
7.25%, 2/15/28 (1)	50	51
8.50%, 5/15/29 (1)	178	187
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Transportation & Logistics – 0.7%continued
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	$13	$12
5.75%, 4/20/29 (1)	175	174
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	23
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	119	120
GN Bondco LLC,
9.50%, 10/15/31 (1)	74	78
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1)	125	133
OneSky Flight LLC,
8.88%, 12/15/29 (1)	79	79
Rand Parent LLC,
8.50%, 2/15/30 (1)	61	61
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1) (10)	30	23
8.00%, 9/20/25 (1) (10)	25	19
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	11	12
United Airlines, Inc.,
4.63%, 4/15/29 (1)	166	158
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32 (1)	50	51
XPO, Inc.,
6.25%, 6/1/28 (1)	50	50
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1)	25	26
		1,333
Transportation Equipment – 0.3%
Allison Transmission, Inc.,
4.75%, 10/1/27 (1)	25	24
3.75%, 1/30/31 (1)	50	44
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	50	53
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	75	78
FIXED INCOME FUNDS 203 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.7% continued
Transportation Equipment – 0.3%continued
Wabash National Corp.,
4.50%, 10/15/28 (1)	$312	$285
		484
Wholesale - Consumer Staples – 0.6%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	21
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29 (1)	93	96
Performance Food Group, Inc.,
4.25%, 8/1/29 (1)	155	144
6.13%, 9/15/32 (1)	122	122
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	50	51
4.75%, 2/15/29 (1)	125	120
4.63%, 6/1/30 (1)	207	195
7.25%, 1/15/32 (1)	285	295
5.75%, 4/15/33 (1)	25	24
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	59	58
		1,126
Wholesale - Discretionary – 0.1%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	75	74
OPENLANE, Inc.,
5.13%, 6/1/25 (1)	14	14
Veritiv Operating Co.,
10.50%, 11/30/30 (1)	57	61
		149
Total Corporate Bonds
(Cost $143,053)		142,062

FOREIGN ISSUER BONDS – 8.9%
Aerospace & Defense – 0.4%
Bombardier, Inc.,
7.88%, 4/15/27 (1)	103	103
6.00%, 2/15/28 (1)	140	140
7.50%, 2/1/29 (1)	25	26
8.75%, 11/15/30 (1)	146	157
7.25%, 7/1/31 (1)	86	89
7.00%, 6/1/32 (1)	76	77
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Aerospace & Defense – 0.4%continued
F-Brasile S.p.A./F-Brasile U.S. LLC,
7.38%, 8/15/26 (1)	$200	$200
		792
Asset Management – 0.1%
Brookfield Finance, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.30%, 1/15/55(3)	115	112
Automotive – 0.1%
ZF North America Capital, Inc.,
6.88%, 4/14/28(1)	150	150
Banking – 0.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (3) (4)	200	180
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (3) (4)	200	220
Intesa Sanpaolo S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (3)	200	174
		574
Basic Industry – 0.0%
Cerdia Finanz GmbH,
9.38%, 10/3/31(1)	25	26
Beverages – 0.1%
Primo Water Holdings, Inc.,
4.38%, 4/30/29(1)	100	93
Biotechnology & Pharmaceuticals – 0.1%
1375209 B.C. Ltd.,
9.00%, 1/30/28 (1)	72	72
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	127	122
4.10%, 10/1/46	25	18
		212
Cable & Satellite – 0.1%
Sunrise FinCo I B.V.,
4.88%, 7/15/31 (1)	200	181
NORTHERN FUNDS QUARTERLY REPORT  204 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Cable & Satellite – 0.1%continued
Videotron Ltd.,
3.63%, 6/15/29 (1)	$50	$47
		228
Chemicals – 0.2%
Methanex Corp.,
5.13%, 10/15/27	25	24
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	24
8.50%, 11/15/28 (1)	100	106
4.25%, 5/15/29 (1)	25	23
9.00%, 2/15/30 (1)	50	53
7.00%, 12/1/31 (1)	50	50
		280
Commercial Support Services – 0.4%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	89	86
7.75%, 2/15/28 (1)	145	150
6.00%, 6/1/29 (1)	99	94
8.25%, 8/1/32 (1)	177	180
8.38%, 11/15/32 (1)	160	163
Wrangler Holdco Corp.,
6.63%, 4/1/32 (1)	31	31
		704
Containers & Packaging – 0.4%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (5)	200	28
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	605	596
		624
E-Commerce Discretionary – 0.1%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	200	216
Electric Utilities – 0.0%
TransAlta Corp.,
7.75%, 11/15/29	25	26
Electrical Equipment – 0.4%
TK Elevator Holdco GmbH,
6.63%, 7/15/28 [EUR](8)	90	94
7.63%, 7/15/28 (1)	400	400
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Electrical Equipment – 0.4%continued
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](8)	$100	$103
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	196
		793
Energy – 0.0%
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55 (1) (3)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55 (1) (3)	48	49
		75
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
12.88%, 10/1/28 (1)	25	27
5.13%, 2/1/29	25	21
		48
Gas & Water Utilities – 0.1%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54 (1) (3)	42	42
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29 (1)	50	46
		88
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	151	140
4.88%, 2/15/30 (1)	25	23
Empire Communities Corp.,
9.75%, 5/1/29 (1)	65	68
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	136	127
		358
Household Products – 0.0%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1)	12	11
FIXED INCOME FUNDS 205 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Industrial Support Services – 0.0%
Ritchie Bros. Holdings, Inc.,
6.75%, 3/15/28(1)	$50	$51
Insurance – 1.0%
Ardonagh Finco Ltd.,
7.75%, 2/15/31 (1)	200	206
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	200	208
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31 (1)	384	390
8.13%, 2/15/32 (1)	213	218
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	676	711
10.50%, 12/15/30 (1)	103	111
		1,844
IT Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	195
Leisure Facilities & Services – 0.6%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28 (1)	50	47
6.13%, 6/15/29 (1)	25	25
4.00%, 10/15/30 (1)	320	286
Great Canadian Gaming Corp.,
8.75%, 11/15/29 (1)	124	127
Melco Resorts Finance Ltd.,
5.38%, 12/4/29 (1)	200	183
Wynn Macau Ltd.,
5.63%, 8/26/28 (1)	400	385
		1,053
Machinery – 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	232	242
Metals & Mining – 1.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	2,060	1,944
Coronado Finance Pty. Ltd.,
9.25%, 10/1/29 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Metals & Mining – 1.5%continued
ERO Copper Corp.,
6.50%, 2/15/30 (1)	$73	$71
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	200	213
FMG Resources Pty. Ltd., Series 2006,
5.88%, 4/15/30 (1)	25	25
4.38%, 4/1/31 (1)	150	135
6.13%, 4/15/32 (1)	100	99
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	25
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	24
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	50
8.00%, 11/1/27 (1)	50	51
9.25%, 10/1/28 (1)	10	10
8.50%, 5/1/30 (1)	50	51
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	25	25
		2,748
Oil & Gas Services & Equipment – 0.2%
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28 (1)	185	184
Enerflex Ltd.,
9.00%, 10/15/27 (1)	68	71
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	41	41
6.88%, 1/15/29 (1)	25	25
		321
Oil & Gas Supply Chain – 0.8%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	110	112
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54 (3)	35	36
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55 (3)	43	45
Energean Israel Finance Ltd.,
5.38%, 3/30/28 (1) (8)	25	23
5.88%, 3/30/31 (1) (8)	25	22
NORTHERN FUNDS QUARTERLY REPORT  206 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Oil & Gas Supply Chain – 0.8%continued
Leviathan Bond Ltd.,
6.13%, 6/30/25 (1) (8)	$25	$25
Northriver Midstream Finance L.P.,
6.75%, 7/15/32 (1)	85	85
OGX Austria GmbH,
8.50%, 6/1/18 (1) (6) (7) (10)	2,420	—
8.38%, 4/1/22 (1) (6) (9) (10)	1,800	—
Parkland Corp.,
5.88%, 7/15/27 (1)	25	25
4.50%, 10/1/29 (1)	150	139
4.63%, 5/1/30 (1)	50	46
6.63%, 8/15/32 (1)	47	46
Saturn Oil & Gas, Inc.,
9.63%, 6/15/29 (1)	23	22
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	787
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	50
		1,463
Software – 0.2%
Dye & Durham Ltd.,
8.63%, 4/15/29 (1)	25	26
Open Text Corp.,
6.90%, 12/1/27 (1)	25	26
3.88%, 2/15/28 (1)	50	47
3.88%, 12/1/29 (1)	50	45
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	68
4.13%, 12/1/31 (1)	100	89
		301
Specialty Finance – 0.3%
Azorra Finance Ltd.,
7.75%, 4/15/30 (1)	58	58
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	22	23
8.00%, 6/15/28 (1)	37	39
6.88%, 4/15/29 (1)	81	82
5.88%, 3/15/30 (1)	93	91
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27 (1)	74	75
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	27
7.63%, 7/1/29 (1)	75	77
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Specialty Finance – 0.3%continued
6.88%, 5/15/30 (1)	$50	$50
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	25	26
8.13%, 3/30/29 (1)	24	25
6.50%, 3/26/31 (1)	35	36
		609
Steel – 0.1%
Algoma Steel, Inc.,
9.13%, 4/15/29 (1)	50	51
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28 (1)	25	26
		77
Telecommunications – 0.8%
Altice Financing S.A.,
5.75%, 8/15/29 (1)	260	190
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	58
6.00%, 2/15/28 (1)	200	53
Altice France S.A.,
8.13%, 2/1/27 (1)	200	162
5.50%, 1/15/28 (1)	370	273
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (2) (6) (9)	28	2
0.00%, 12/31/30 (1) (2) (6) (9) (12)	—	—
0.00%, 12/31/30 (1) (2) (6) (7) (9)	9	—
Iliad Holding SASU,
7.00%, 4/15/32 (1)	200	201
Optics Bidco S.p.A.,
7.20%, 7/18/36 (1)	200	204
Telecom Italia Capital S.A.,
6.38%, 11/15/33	75	74
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	14
4.88%, 6/1/27 (1)	50	28
6.50%, 10/15/27 (1)	25	10
Vmed O2 UK Financing I PLC,
4.75%, 7/15/31 (1)	200	172
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (3)	75	77
		1,518
FIXED INCOME FUNDS 207 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Transportation & Logistics – 0.2%
Latam Airlines Group S.A.,
7.88%, 4/15/30 (1)	$50	$51
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	70
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	100	97
6.38%, 2/1/30 (1)	50	44
		262
Total Foreign Issuer Bonds
(Cost $20,392)		16,094

TERM LOANS – 4.8% (11)
Advertising & Marketing – 0.0%
Neptune BidCo U.S., Inc., Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.76%, 4/11/29	71	64
Aerospace & Defense – 0.0%
GOAT HOLDCO LLC, Term Loan,
12/10/31 (13)	36	36
Signia Aerospace LLC, Delayed Draw Term Loan,
12/11/31 (13) (14)	5	5
		41
Apparel & Textile Products – 0.0%
Champ Acquisition Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.86%, 11/25/31	25	25
Asset Management – 0.1%
CPI Holdco B LLC, Incremental Term Loan B,
5/16/31 (13)	30	30
CPI Holdco B LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 6.36%, 5/17/31	37	37
GN Loanco LLC, Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.75% Floor), 9.09%, 12/19/30	48	48
		115
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Basic Industry – 0.1%
Graftech International Ltd., Delayed TL,
11/11/29 (13)	$28	$28
Graftech International Ltd., TL,
(Floating, CME Term SOFR USD 3M + 5.00%), 9.35%, 11/11/29	49	49
Polar U.S. Borrower LLC, Term B-1-B Loan,
(Floating, CME Term SOFR USD 1M + 5.50%), 9.94%, 10/16/28	49	35
Verde Purchaser LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.83%, 11/30/30	25	25
		137
Biotechnology – 0.0%
Gulfside Supply, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.33%, 6/17/31	10	10
PG Polaris Bidco S.a.r.l, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.33%, 3/26/31	35	35
		45
Biotechnology & Pharmaceuticals – 0.1%
Amneal Pharmaceuticals LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.50%), 9.86%, 5/4/28	7	7
Bausch Health Cos., Inc., Second Amendment Term Loan,
2/1/27 (13)	26	25
(Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor), 9.71%, 2/1/27	84	82
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.36%, 4/23/31	92	93
		207
Cable & Satellite – 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan,
(Floating, Synthetic LIBOR USD 6M + 2.50%), 7.17%, 4/15/27	5	5
NORTHERN FUNDS QUARTERLY REPORT  208 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Cable & Satellite – 0.0%continued
Radiate Holdco LLC, Amendment No. 6 Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor), 7.72%, 9/25/26	$31	$27
		32
Capital Goods – 0.2%
Azorra Soar TLB Finance Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.86%, 10/18/29	20	20
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.61%, 10/31/31	40	40
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.61%, 10/31/31	16	16
Hobbs & Associates LLC, Closing Date Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.61%, 7/23/31	9	9
Hobbs & Associates LLC, Delayed Draw Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.65%, 7/23/31	1	1
Signia Aerospace LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 7.40%, 12/11/31	58	58
Vortex Opco LLC, First-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 6.25%, 0.50% Floor), 10.58%, 4/30/30	11	11
Vortex Opco LLC, Second-Out New Money Term Loan,
12/17/28 (13)	9	6
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 8.69%, 12/17/28	51	32
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.58%, 8/5/31	58	58
		251
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Chemicals – 0.1%
Discovery Purchaser Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.38%, 0.50% Floor), 8.95%, 10/4/29	$176	$176
Herens Holdco S.a.r.l., Facility B,
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 8.35%, 7/3/28	34	33
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.36%, 3/29/28	32	33
		242
Commercial Support Services – 0.1%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.21%, 5/12/28	67	67
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan,
11/19/31 (13) (14)	4	4
Raven Acquisition Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.61%, 11/19/31	53	53
Tidal Waste & Recycling Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.83%, 10/24/31	28	28
		152
Communications – 0.2%
Clear Channel International B.V., Tranche 1 Term Loan,
7.50%, 4/1/27	307	301
Consumer Cyclical – 0.0%
Motion Acquisition Ltd., Facility B,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.83%, 11/12/29	20	20
Containers & Packaging – 0.0%
LABL, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor), 9.46%, 10/29/28	47	45
FIXED INCOME FUNDS 209 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Electric Utilities – 0.1%
Alpha Generation LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 7.11%, 9/30/31	$50	$50
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.58%, 8/18/31	25	25
Talen Energy Supply LLC, 2024-1 Incremental Term B Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 7.02%, 12/12/31	10	10
		85
Electrical Equipment – 0.0%
EMRLD Borrower L.P., Second Amendment Incremental Term Loan,
8/4/31 (13)	9	17
Gates Corp., Initial B-5 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 6.11%, 6/4/31 (12)	—	—
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%), 8.80%, 12/2/31	45	45
		62
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.07%, 8/1/30	120	116
Construction Partners, Inc., Closing Date Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.84%, 11/3/31	30	30
Cube Industrials Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 8.13%, 10/17/31	13	13
		159
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.98%, 2/10/27	47	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Forestry, Paper & Wood Products – 0.0%
Glatfelter Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.76%, 11/4/31	$50	$50
Health Care Facilities & Services – 0.2%
Gainwell Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 8.43%, 10/1/27	124	119
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 8.41%, 5/17/31	70	70
LifePoint Health, Inc., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.96%, 5/17/31	30	30
Star Parent, Inc., Term Loan,
9/27/30 (12) (13)	—	—
(Floating, CME Term SOFR USD 3M + 4.00%), 8.33%, 9/27/30	111	109
		328
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.02%, 2/26/29	82	82
SWF Holdings I Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 0.75% Floor), 8.96%, 10/6/28	127	103
SWF Holdings I Corp., Springs Window Fashions/SWF Delayed TL,
12/18/29 (13)	17	17
SWF Holdings I Corp., Springs Window Fashions/SWF TLA1,
12/18/29 (13)	12	12
Tempur Sealy International, Inc., 2024 Term B Loan,
(Floating, SOFR USD 3M + 2.50%), 6.81%, 10/24/31	35	35
		249
NORTHERN FUNDS QUARTERLY REPORT  210 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Home Construction – 0.0%
Chariot Buyer LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.71%, 11/3/28	$21	$21
Cornerstone Building Brands, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 8.90%, 5/15/31	16	16
MI Windows and Doors LLC, Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.36%, 3/28/31	25	25
		62
Industrial Intermediate Products – 0.0%
Chromalloy Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 8.35%, 3/27/31	65	65
Institutional Financial Services – 0.1%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,
(Floating, CME Term SOFR USD 3M + 6.75%), 11.34%, 4/7/28	75	72
Summit Acquisition, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 8.08%, 10/16/31	23	23
		95
Insurance – 0.4%
Alliant Holdings Intermediate LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 7.11%, 9/19/31	17	17
AssuredPartners, Inc., 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.86%, 2/14/31	12	12
Asurion LLC, New B-4 Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.72%, 1/20/29	600	578
Truist Insurance Holdings LLC, Amendment No.1 Replacement Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%), 7.08%, 5/6/31	53	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Insurance – 0.4%continued
Truist Insurance Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.08%, 5/6/32	$110	$113
		772
Internet Media & Services – 0.2%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.14%, 2/10/28	24	16
MH Sub I LLC, 2023 May Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 9.10%, 5/3/28	140	140
Speedster BidCo GmbH, TLB,
10/17/31 (13)	25	25
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.11%, 3/15/30	104	104
		285
IT Services – 0.2%
Amentum Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.61%, 9/29/31	112	112
Fortress Intermediate 3, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.86%, 6/27/31	153	153
Vericast Corp., 2024 Extended Term Loan,
(Floating, CME Term SOFR USD 6M + 7.75%, 3.75% Floor), 12.03%, 6/15/30	53	51
		316
Leisure Facilities & Services – 0.2%
1011778 BC Unlimited Liability Co., Term B-6 Loan,
(Floating, CME Term SOFR USD 1M + 1.75%), 6.11%, 9/20/30	16	31
FIXED INCOME FUNDS 211 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Leisure Facilities & Services – 0.2%continued
City Football Group Ltd., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.47%, 7/21/30	$36	$36
Entain PLC, Facility B3,
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.08%, 10/31/29	20	20
Great Canadian Gaming Corp., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.09%, 11/1/29	29	29
Life Time, Inc., 2024 New Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 7.03%, 11/5/31	75	75
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.36%, 6/25/31	2	3
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.97%, 12/17/27	2	4
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.97%, 12/17/27	7	7
Sabre GLBL, Inc., New Exchanged TL November 2024,
11/15/29 (13)	8	8
Scientific Games Holdings L.P., 2024 Refinancing Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 7.59%, 4/4/29	74	74
UFC Holdings LLC, Incremental Term B-4 Loan,
(Floating, CME Term SOFR USD 3M + 2.25%), 6.77%, 11/21/31	26	26
		313
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Machinery – 0.1%
Husky Injection Molding Systems Ltd. , Amendment No. 5 Refinancing Term Loan,
(Floating, CME Term SOFR USD 6M + 4.50%), 8.78%, 2/15/29	$120	$121
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., First Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.33%, 9/29/28	52	52
Bausch + Lomb Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.69%, 5/10/27	115	116
Medline Borrower L.P., Third Amendment Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 6.61%, 10/23/28	2	2
Sotera Health Holdings LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.84%, 5/30/31	37	37
		207
Oil & Gas Services & Equipment – 0.1%
Star Holding LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.86%, 7/31/31	70	70
Oil & Gas Supply Chain – 0.0%
Epic Crude Services L.P., Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.66%, 10/15/31	21	21
Other Industrial – 0.0%
ArchKey Holdings, Inc., Initial Delayed Draw Term Loan,
11/1/31 (13) (14)	2	2
ArchKey Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.30%, 10/10/31	14	14
		16
NORTHERN FUNDS QUARTERLY REPORT  212 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.47%, 8/21/28	$89	$89
Gray Television, Inc., Term F Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.80%, 6/4/29	4	4
		93
Real Estate Services – 0.0%
CoreLogic, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.97%, 6/2/28	29	29
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.27%, 2/23/29	76	72
Foundation Building Materials, Inc., 2024 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.59%, 1/29/31	87	86
Wand Newco 3, Inc., Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.61%, 1/30/31	126	126
White Cap Supply Holdings LLC, Tranche C Term Loan,
10/19/29 (13)	16	16
(Floating, CME Term SOFR USD 1M + 3.25%), 7.61%, 10/19/29	101	101
		401
Semiconductors – 0.0%
Icon Parent I, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.52%, 11/13/31	27	27
Software – 1.2%
Ascend Learning LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.96%, 12/11/28	30	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Software – 1.2%continued
athenahealth Group, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.61%, 2/15/29	$288	$288
Azalea TopCo, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.61%, 4/30/31	16	16
Boxer Parent Co., Inc., 2031 New Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 8.34%, 7/30/31	81	81
Boxer Parent Co., Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.75%), 10.34%, 7/30/32	41	40
Central Parent LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.58%, 7/6/29	44	44
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 7.83%, 3/30/29	78	78
Cloud Software Group, Inc., Sixth Amendment Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.08%, 3/21/31	139	139
Cloudera, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.21%, 10/8/28	20	20
(Floating, CME Term SOFR USD 1M + 6.00%), 10.46%, 10/8/29 (15)	147	144
Clover Holdings 2 LLC, Initial Fixed Rate Term Loan,
7.75%, 12/9/31	350	350
Clover Holdings 2 LLC, Initial Floating Rate Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.43%, 11/1/31	46	47
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	435	437
FIXED INCOME FUNDS 213 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Software – 1.2%continued
Ellucian Holdings, Inc., 2nd lien TL,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.11%, 11/15/32	$129	$131
Ellucian Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.36%, 10/9/29	7	8
McAfee Corp., Second Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.37%, 3/1/29	34	34
Mitchell International, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.61%, 6/17/31	54	54
Modena Buyer LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.86%, 7/1/31	74	72
Polaris Newco LLC, Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 8.85%, 6/2/28	35	35
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 7.58%, 10/26/30	16	16
Project Boost Purchaser LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 8.15%, 7/16/31	13	13
UKG, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.62%, 2/10/31	22	22
		2,099
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Specialty Finance – 0.0%
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.44%, 11/17/31	$46	$46
(Floating, CME Term SOFR USD 1M + 3.00%), 7.44%, 11/17/31	21	21
		67
Technology – 0.0%
Applied Systems, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.58%, 2/23/32	34	36
RealPage, Inc., Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.08%, 4/24/28	29	29
		65
Technology Hardware – 0.0%
Atlas CC Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 9.03%, 5/25/28	28	18
Atlas CC Acquisition Corp., Term C Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 9.03%, 5/25/28	5	4
Delta Topco, Inc., Second Amendment Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.95%, 11/29/30	12	12
Delta Topco, Inc., Second Amendment Term Loan,
(Floating, CME Term SOFR USD 6M + 3.50%), 8.20%, 11/30/29 (12)	—	—
		34
Telecommunications – 0.3%
Altice France S.A., USD TLB-[14] Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 10.16%, 8/15/28	45	36
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.97%, 10/2/27	50	49
NORTHERN FUNDS QUARTERLY REPORT  214 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Telecommunications – 0.3%continued
Frontier Communications Holdings LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 6M + 3.50%), 8.76%, 7/1/31	$15	$15
Level 3 Financing, Inc., Term B-1,
(Floating, CME Term SOFR USD 1M + 6.56%, 2.00% Floor), 10.92%, 4/15/29	13	14
Level 3 Financing, Inc., Term B-2,
(Floating, CME Term SOFR USD 1M + 6.56%, 2.00% Floor), 10.92%, 4/15/30	14	14
Lumen Technologies, Inc., Term A Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 10.36%, 6/1/28	14	14
Lumen Technologies, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 2.35%, 2.00% Floor), 6.82%, 4/15/29	51	47
Lumen Technologies, Inc., Term B-2 Loan,
4/15/30 (13)	10	18
Windstream Services LLC, 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.21%, 10/1/31	49	50
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.47%, 3/9/27	272	255
		512
Transportation & Logistics – 0.1%
AAdvantage Loyality IP Ltd. , Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.75% Floor), 9.63%, 4/20/28	12	13
Brown Group Holding LLC, Incremental Term B-2 Facility,
(Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.86%, 7/1/31	5	5
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 7.01%, 7/1/31	4	4
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (11)continued
Transportation & Logistics – 0.1%continued
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 7.09%, 7/1/31	$8	$8
Genesee & Wyoming, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 1.75%), 6.08%, 4/10/31	47	47
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.58%, 2/14/31	74	74
		151
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 12.02%, 12/13/28	96	96
Total Term Loans
(Cost $8,524)		8,557

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.6%
Aerospace & Defense – 0.0%
Boeing (The) Co.*	316	$56
Biotechnology & Pharmaceuticals – 0.0%
Endo GUC Trust(9) *	10,702	—
Endo, Inc.*	1,867	44
		44
Building Products – 0.0%
JELD-WEN Holding, Inc.*	2,596	21
Chemicals – 0.1%
Cornerstone Chemical Co.(6) (9) *	602	2
Utex Industries, Inc.(6) *	2,200	81
		83
Construction Materials – 0.0%
Hardwood Holdings LLC(9) *	187	6
Consumer Finance – 0.0%
Curo Group Holdings LLC(9) *	549	3
Distributors – 0.0%
ATD New Holdings, Inc.(6) (7) (9) *	22,076	—
FIXED INCOME FUNDS 215 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.6%continued
Energy Equipment & Services – 0.0%
Nine Energy Service, Inc.(7) *	250	$—
Parker Drilling Co.*	106	2
		2
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	180	18
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(7) (9) *	20	—
Life Sciences Tools & Services – 0.0%
Avantor, Inc.*	2,697	57
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1
Metals & Mining – 2.3%
Constellium S.E.*	8,208	84
Real Alloy Parent, Inc.(6) (9) *	48	3,965
		4,049
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(9) *	20	—
Superior Energy Services(6) (9) *	862	53
		53
Pharmaceuticals – 0.0%
Mallinckrodt PLC(9) *	416	32
Professional Services – 0.0%
Skillsoft Corp.*	1,837	44
Specialized Finance – 0.1%
Carnelian Point Holdings L.P.(6) (9) *	50	1
Carnelian Point Holdings L.P.(6) (9) *	8,610	115
		116
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	2,974	87
Technology Hardware, Storage & Peripherals – 0.0%
Diebold Nixdorf, Inc.*	181	8
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(6) (9) *	1,201	36
Total Common Stocks
(Cost $3,505)		4,716

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	3,200	195
	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 0.1%continued
Electric Utilities – 0.0%
PG&E Corp.*	300	$15
Total Convertible Preferred Stocks
(Cost $181)		210

OTHER – 0.0%
Escrow Appvion, Inc. (6) (9) *	225,000	—
Escrow Cloud Peak Energy, Inc. (6) (9) *	250,000	3
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. (1) (6) (9) *	50,000	—
Escrow GenOn Energy, Inc. (6) (9) *	25,000	—
Escrow Hertz (The) Corp. (1) (6) *	125,000	8
Escrow High Ridge Brands Co. (1) (6) (9) *	1,100,000	—
Escrow Par Pharmaceutical, Inc. (1) (6) (9) *	111,000	—
Escrow Rite Aid Corp. (6) (9) *	63,000	—
Escrow Rite Aid Corp. (1) (6) (9) *	11,539	—
Escrow Washington Mutual Bank (6) (9) *	250,000	3
Total Other
(Cost $111)		14

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	111	$—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	53	—
Curo Group Holdings Corp., Exp. 7/19/31, Strike $0.00(9) *	960	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(6) (7) (9) *	5,500	—
Total Warrants
(Cost $—)		—

NORTHERN FUNDS QUARTERLY REPORT  216 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(16) (17)	5,663,301	$5,663
Total Investment Companies
(Cost $5,663)		5,663

Total Investments – 98.7%
(Cost $182,309)		178,211
Other Assets less Liabilities – 1.3%		2,319
NET ASSETS – 100.0%		$180,530

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately
$137,505,000 or 76.2% of net assets.

(2)	Zero coupon bond.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of these restricted illiquid securities amounted to approximately
$9,520,000 or 5.3% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc.	1/9/19	$470
Audacy Capital LLC, 6.75%, 3/31/29	3/11/21	25
Carnelian Point Holdings L.P.	9/21/22	115
Carnelian Point Holdings L.P.	8/6/24	53
Cornerstone Chemical Co.	1/26/24	25
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	2
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	—
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	—
Escrow Appvion, Inc.	8/24/18	—
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	111
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.	4/23/24	—
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hertz (The) Corp.	7/1/21	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Escrow High Ridge Brands Co.	12/18/20	$—
Escrow Par Pharmaceutical, Inc.	4/23/24	—
Escrow Rite Aid Corp.	9/4/24	—
Escrow Rite Aid Corp.	9/4/24	—
Escrow Washington Mutual Bank	10/11/17	—
Intelsat S.A./Luxembourg	6/6/19-7/3/23	106
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
New Star Metals, Inc., 13.55%, 7/9/26	7/23/18-10/21/24	1,555
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,264
Real Alloy Parent, Inc.	5/31/18	1,738
Rite Aid Corp., 15.00%, 8/30/31	9/4/24-12/23/24	2
Saks Global Enterprises LLC, 11.00%, 12/15/29	12/10/24	125
Specialty Steel Supply, Inc., 15.39%, 11/15/26	6/2/21	2,490
Sterling Entertainment Group LLC, 10.25%, 1/15/25	12/27/17	1,110
Superior Energy Services	9/19/17-2/1/21	53
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(7)	Value rounds to less than one thousand.
(8)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(11)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date.
(14)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

FIXED INCOME FUNDS 217 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
(15)	Restricted security.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	British Pound	83	United States Dollar	105	3/19/25	$1
BNP	Euro	268	United States Dollar	282	3/19/25	4
Subtotal Appreciation						5
Total						$5
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond (United States Dollar)	(1)	$(114)	Short	3/25	$3
As of December 31, 2024, the Fund had the following centrally cleared credit default swap agreement outstanding:
Buy/Sell Protection	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0312%	5.00%(1)	Markit CDX N.A. High Yield Index Series 43(1)	USD	400,000	12/20/29	$31	$29	$2
Total								$29	$2

(1)	Payment frequency is quarterly.
NORTHERN FUNDS QUARTERLY REPORT  218 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
As of December 31, 2024, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 4.69%(1)	IBOXX $ Liquid High Yield Index(2)	700,000	USD	3/20/25	$39	$(9)	$48
Morgan Stanley	SOFR 3M + 0.00%, 4.69%(1)	IBOXX $ Liquid High Yield Index(2)	1,400,000	USD	3/20/25	76	(18)	94
Morgan Stanley	SOFR 3M + 0.00%, 4.69%(1)	IBOXX $ Liquid High Yield Index(2)	220,000	USD	9/22/25	(2)	(2)	—*
Morgan Stanley	SOFR 3M + 0.00%, 4.69%(1)	IBOXX $ Liquid High Yield Index(2)	440,000	USD	9/22/25	(4)	(4)	—*
Morgan Stanley	SOFR 3M + 0.00%, 4.69%(1)	IBOXX $ Liquid High Yield Index(2)	220,000	USD	9/22/25	(3)	(2)	(1)
Morgan Stanley	SOFR 3M + 0.00%, 4.69%(1)	IBOXX $ Liquid High Yield Index(2)	520,000	USD	9/22/25	(6)	(6)	—*
Total								$141

(1)	Payment frequency is quarterly.
(2)	Payment Frequency is at maturity.
*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds	$—	$895	$—	$895
Corporate bonds:
Entertainment Content	—	992	1,063	2,055
Industrial Intermediate Products	—	1,402	1,577	2,979
Steel	—	1,819	2,490	4,309
All Other Industries(1)	—	132,719	—	132,719
Total Corporate Bonds	—	136,932	5,130	142,062
Foreign Issuer Bonds:
Telecommunications	—	1,516	2	1,518
All Other Industries(1)	—	14,576	—	14,576
Total Foreign Issuer Bonds	—	16,092	2	16,094
Term Loans(1)	—	8,557	—	8,557
Common Stocks:
Biotechnology & Pharmaceuticals	—	44	—	44
Chemicals	—	81	2	83
Construction Materials	—	—	6	6
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Consumer Finance	$—	$—	$3	$3
Gas Utilities	—	18	—	18
Metals & Mining	84	—	3,965	4,049
Oil, Gas & Consumable Fuels	—	—	53	53
Pharmaceuticals	—	—	32	32
Specialized Finance	—	—	116	116
Wireless Telecommunication Services	—	—	36	36
All Other Industries(1)	276	—	—	276
Total Common Stocks	360	143	4,213	4,716
Convertible preferred stocks	210	—	—	210
Other	—	8	6	14
Investment Companies	5,663	—	—	5,663
Total Investments	6,233	162,627	9,351	178,211
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—	$—	$3
Forward Foreign Currency Exchange Contracts	—	5	—	5
Centrally Cleared Credit Default Swap Agreements	—	2	—	2
Bilateral Total Return Swaps	—	142	—	142
Liabilities
Bilateral Total Return Swaps Negative	—	(1)	—	(1)
Total Other Financial Instruments	$3	$148	$—	$151

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 219 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/24 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/24 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/24 (000S)
Corporate Bonds
Entertainment Content	$1,082	$2	$—	$(21)	$—	$—	$—	$—	$1,063	$(21)
Industrial Intermediate Products	1,476	11	—	(58)	148	—	—	—	1,577	(58)
Specialty Finance	57	—	—	(4)	—	(53)	—	—	—	—
Steel	2,490	—	—	—	—	—	—	—	2,490	—
Foreign Issuer Bonds
Telecommunications	6	1	5	(— )*	—*	(10)	—	—	2	(— )*
Common Stocks
Chemicals	158	—	—	(75)	—	—	—	(81)	2	—
Construction Materials	9	—	—	(3)	—	—	—	—	6	(3)
Consumer Finance	—	—	—	(— )*	3	—	—	—	3	(— )*
Distributors	951	—	—	(951)	—	—	—	—	—*	(951)
Health Care Facilities & Services	—	—	—	—*	—*	—	—	—	—*	—
Metals & Mining	3,774	—	—	191	—	—	—	—	3,965	191
Oil, Gas & Consumable Fuels	68	—	—	(15)	—	—	—	—	53	(15)
Pharmaceuticals	18	—	—	14	16	(16)	—	—	32	16
Specialized Finance	59	—	—	4	53	—	—	—	116	4
Wireless Telecommunication Services	32	—	—	4	—	—	—	—	36	4
Other	3	—	2	2	—	(2)	—	—	5	2
Warrants	15	—	—	(15)	—	—	—	—	—*	(15)
Total	$10,198	$14	$7	$(927)	$220	$(81)	$—	$(81)	$9,350	$(846)
* Amount rounds to less than one thousand.
Securities valued at $137 included in the Balance as of 12/31/24 above were valued using evaluated prices provided by a third party provider.  Securities valued at $9,213  included in the Balance as of 12/31/24 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
	FAIR VALUE AT 12/31/24 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$4,067	Market Comparables	Yield(2)	6.30%
	1,063	Discounted Cash Flow/Market Comparables	Discount Rate/TEV/Forward EBITDA Peer Multiple(1)	15% / 7.3x
Common Stocks	$3,965	Discounted Cash Flow / Market Comparables	Discount Rate / EV / EBITDA Multiple(1)	13.3% / 5.3x
	116	Market Comparables	BEV / Adjusted LTM EBITDA(1)	13.5x
	—*	Estimated Recovery Value	Recovery value estimate(1)	0.01
Others	$2	Liquidation	Future Liquidation Payments(1)	N/A
NORTHERN FUNDS QUARTERLY REPORT  220 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	December 31, 2024 (UNAUDITED)
Warrants	$—*	Black Scholes	Volatility(3)	30.0%

*	Amount rounds to less than a thousand.
(1)
The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate, EBITDA Multiple and future liquidation payments. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease)
in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement. Future liquidation payments are at the sole discretion of the company in which we have an ownership interest in, there are no increases/decreases based upon an increase or decrease in multiple or discount rate.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

(3)
Black-Scholes volatility, also known as implied volatility, is the value of the volatility of the underlying asset that makes the Black-Scholes model match the market price of an option. It is an estimate of the future variability for the asset underlying the option. It is calculated as the annualized standard deviation of the natural logarithms of periodic stock price changes over the option's expected term.

Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,277	$85,110	$86,724	$247	$5,663	5,663,301
FIXED INCOME FUNDS 221 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SHORT BOND FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.7%
Auto Loan – 2.8%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$700	$704
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	300	298
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	2,563	2,577
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	945	950
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	1,080	1,091
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	338	342
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	334	334
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	1,430	1,434
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	320	321
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	250	253
		8,304
Credit Card – 1.7%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,891
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,091
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	182
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.7%continued
Credit Card – 1.7%continued
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	$420	$424
		4,826
Other – 0.9%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	300	304
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	800	789
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,500	1,483
		2,576
Whole Loan – 0.3%
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	363	363
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	634	632
		995
Total Asset-Backed Securities
(Cost $16,712)		16,701

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non Agency – 1.2%
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	3,622	3,611
Total Commercial Mortgage-Backed Securities
(Cost $3,634)		3,611

CORPORATE BONDS – 25.0%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	675	628
Aerospace & Defense – 0.1%
Huntington Ingalls Industries, Inc.,
5.35%, 1/15/30	340	341
NORTHERN FUNDS QUARTERLY REPORT  222 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.0% continued
Asset Management – 0.7%
Blackstone Private Credit Fund,
4.95%, 9/26/27 (1)	$500	$494
Charles Schwab (The) Corp.,
5.88%, 8/24/26	1,000	1,017
FS KKR Capital Corp.,
3.40%, 1/15/26	500	490
		2,001
Automotive – 2.2%
American Honda Finance Corp.,
4.40%, 10/5/26	1,325	1,319
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	260	256
General Motors Financial Co., Inc.,
4.00%, 10/6/26	950	937
Hyundai Capital America,
5.28%, 6/24/27 (1)	1,340	1,350
Nissan Motor Acceptance Co. LLC,
2.00%, 3/9/26 (1)	1,300	1,248
Toyota Motor Credit Corp.,
4.35%, 10/8/27	1,300	1,291
		6,401
Banking – 4.6%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (3)	1,000	953
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (3)	1,000	1,018
(Variable, U.S. SOFR + 1.63%), 5.20%, 4/25/29 (3)	1,610	1,617
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (3)	30	29
Goldman Sachs Bank U.S.A.,
(Variable, U.S. SOFR + 0.75%), 5.41%, 5/21/27 (3)	840	847
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (3)	60	58
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (3)	1,000	946
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (3)	1,710	1,689
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.0% continued
Banking – 4.6%continued
KeyBank N.A.,
4.70%, 1/26/26	$950	$948
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.87%), 5.50%, 5/26/28 (3)	840	852
(Variable, U.S. SOFR + 0.93%), 4.97%, 7/14/28 (3)	1,160	1,164
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (3)	635	654
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.33%), 5.81%, 9/9/26 (3)	500	503
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (3)	1,000	996
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28 (3)	840	854
Wells Fargo Bank N.A.,
5.25%, 12/11/26	500	506
		13,634
Biotechnology & Pharmaceuticals – 0.2%
Eli Lilly & Co.,
4.15%, 8/14/27	480	477
Cable & Satellite – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	700	675
Midcontinent Communications,
8.00%, 8/15/32 (1)	1,000	1,027
		1,702
Construction Materials – 0.2%
Vulcan Materials Co.,
4.95%, 12/1/29	525	524
Containers & Packaging – 0.4%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,152
Electric Utilities – 0.1%
Calpine Corp.,
4.50%, 2/15/28(1)	300	288
FIXED INCOME FUNDS 223 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.0% continued
Electrical Equipment – 0.1%
Amphenol Corp.,
5.05%, 4/5/27	$410	$413
Entertainment Content – 0.2%
TEGNA, Inc.,
5.00%, 9/15/29	650	608
Finance Companies – 0.2%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29(3) (4)	650	629
Food – 1.3%
General Mills, Inc.,
4.70%, 1/30/27	380	380
4.88%, 1/30/30	1,225	1,217
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	600	599
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	215
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,371
		3,782
Health Care Facilities & Services – 2.0%
Cardinal Health, Inc.,
5.00%, 11/15/29	1,725	1,714
Cencora, Inc.,
4.63%, 12/15/27	410	410
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	675	554
Cigna Group (The),
1.25%, 3/15/26	242	232
DaVita, Inc.,
3.75%, 2/15/31 (1)	675	584
Elevance Health, Inc.,
4.50%, 10/30/26	200	200
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	1,000	1,079
UnitedHealth Group, Inc.,
4.75%, 7/15/26	1,030	1,033
		5,806
Home Construction – 0.1%
Forestar Group, Inc.,
5.00%, 3/1/28(1)	370	357
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.0% continued
Institutional Financial Services – 1.6%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	$600	$540
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31 (1)	1,108	1,139
Morgan Stanley,
3.88%, 1/27/26	1,000	992
State Street Corp.,
5.27%, 8/3/26	2,000	2,020
		4,691
Insurance – 0.7%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	1,230	1,225
Principal Financial Group, Inc.,
3.10%, 11/15/26	1,000	971
		2,196
Leisure Facilities & Services – 0.6%
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	700	713
Carnival Corp.,
6.00%, 5/1/29 (1)	700	698
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	406
		1,817
Machinery – 1.0%
Caterpillar Financial Services Corp.,
4.40%, 10/15/27	1,275	1,270
CNH Industrial Capital LLC,
4.50%, 10/8/27	480	475
John Deere Capital Corp.,
4.20%, 7/15/27	570	566
Stanley Black & Decker, Inc.,
3.40%, 3/1/26	500	492
		2,803
Medical Equipment & Devices – 0.9%
Baxter International, Inc.,
2.60%, 8/15/26	500	483
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,116
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	1,000	1,007
		2,606
NORTHERN FUNDS QUARTERLY REPORT  224 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.0% continued
Oil & Gas Supply Chain – 1.9%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	$100	$95
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,237
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,120
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.90%, 1/31/25 (4) (5)	525	521
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	1,000	1,003
Williams (The) Cos., Inc.,
5.40%, 3/2/26	730	735
		5,711
Real Estate Investment Trusts – 1.2%
Extra Space Storage L.P.,
5.70%, 4/1/28	1,410	1,440
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	975
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	1,000	1,066
		3,481
Retail - Consumer Staples – 0.0%
Dollar General Corp.,
4.15%, 11/1/25	100	99
Retail - Discretionary – 0.3%
PetSmart, Inc./PetSmart Finance Corp.,
7.75%, 2/15/29(1)	1,000	967
Semiconductors – 0.4%
Broadcom, Inc.,
4.15%, 2/15/28	1,140	1,121
Intel Corp.,
4.88%, 2/10/26	65	65
		1,186
Software – 0.6%
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	700	687
Oracle Corp.,
2.65%, 7/15/26	1,000	970
		1,657
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.0% continued
Specialty Finance – 2.6%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 5.54%, 1/17/31 (3)	$710	$701
American Express Co.,
4.90%, 2/13/26	500	502
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28 (3)	1,185	1,191
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,065
Enova International, Inc.,
9.13%, 8/1/29 (1)	675	702
Fiserv, Inc.,
3.20%, 7/1/26	200	196
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	1,000	938
OneMain Finance Corp.,
5.38%, 11/15/29	675	649
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	1,001	1,027
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (3)	350	353
7.25%, 2/2/33	225	232
		7,556
Total Corporate Bonds
(Cost $73,646)		73,513

FOREIGN ISSUER BONDS – 8.9%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
7.50%, 2/1/29 (1)	1,000	1,040
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	810	823
		1,863
Asset Management – 0.3%
UBS Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26(1) (3)	1,000	1,007
FIXED INCOME FUNDS 225 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Automotive – 0.2%
Mercedes-Benz Finance North America LLC,
4.75%, 8/1/27(1)	$700	$699
Banking – 5.6%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	251
3.92%, 9/30/27	1,040	1,024
Banco Bilbao Vizcaya Argentaria S.A.,
5.38%, 3/13/29	800	807
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.06%, 9/15/26 (5)	100	100
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	299
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28 (3)	1,280	1,296
BPCE S.A.,
1.00%, 1/20/26 (1)	490	471
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,917
4.33%, 8/28/26	1,375	1,371
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (3)	1,430	1,412
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (3)	500	507
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28 (3)	840	849
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 6.01%, 1/5/28 (5)	1,690	1,714
National Australia Bank Ltd.,
4.75%, 12/10/25	860	862
2.50%, 7/12/26	750	728
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28 (3)	840	850
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Banking – 5.6%continued
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28 (1) (3)	$1,000	$1,003
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (3)	900	909
		16,370
Electrical Equipment – 0.4%
Tyco Electronics Group S.A.,
4.63%, 2/1/30	1,130	1,119
Household Products – 0.2%
Unilever Capital Corp.,
4.25%, 8/12/27	420	418
Industrial Support Services – 0.4%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	1,050	1,068
Specialty Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	1,035
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	1,300	1,340
		2,375
Transportation & Logistics – 0.4%
Air Canada,
3.88%, 8/15/26 (1)	320	311
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	1,000	973
		1,284
Total Foreign Issuer Bonds
(Cost $26,195)		26,203

U.S. GOVERNMENT AGENCIES – 7.9% (6)
Fannie Mae – 2.5%
Pool #555649,
7.50%, 10/1/32	4	4
Pool #AD0915,
5.50%, 12/1/38	14	14
Pool #AI3471,
5.00%, 6/1/41	47	47
NORTHERN FUNDS QUARTERLY REPORT  226 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.9% (6)continued
Fannie Mae – 2.5%continued
Pool #BA6574,
3.00%, 1/1/31	$362	$349
Pool #BC0266,
3.50%, 2/1/31	331	322
Pool #BC1465,
2.50%, 7/1/31	219	207
Pool #BE0514,
2.50%, 11/1/31	656	619
Pool #BM1239,
3.50%, 2/1/32	337	328
Pool #BM4485,
3.00%, 9/1/30	475	465
Pool #BM5017,
3.00%, 3/1/30	308	298
Pool #BM5525,
4.00%, 3/1/31	40	40
Pool #BM5708,
3.00%, 12/1/29	38	37
Pool #FM1534,
4.50%, 9/1/49	614	586
Pool #FM1773,
3.00%, 12/1/31	248	240
Pool #FM1849,
3.50%, 12/1/33	332	322
Pool #FM1852,
3.00%, 7/1/33	400	386
Pool #FM1897,
3.00%, 9/1/32	279	268
Pool #FM3308,
3.00%, 4/1/32	784	760
Pool #FS2701,
2.50%, 2/1/35	612	581
Pool #FS4618,
4.50%, 2/1/51	697	662
Pool #FS4653,
5.50%, 5/1/53	592	585
Pool #MA3090,
3.00%, 8/1/32	165	157
		7,277
Freddie Mac – 5.1%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	279	268
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.9% (6)continued
Freddie Mac – 5.1%continued
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.09% Cap), 7.34%, 10/1/37(5)	$44	$45
Pool #RA8880,
5.50%, 4/1/53	778	773
Pool #SB0084,
3.00%, 2/1/32	887	859
Pool #SB0093,
2.50%, 12/1/31	1,972	1,860
Pool #SB0215,
3.00%, 2/1/32	299	291
Pool #SB0216,
3.00%, 12/1/32	640	614
Pool #SB0329,
3.00%, 9/1/32	711	686
Pool #SD1360,
5.50%, 7/1/52	787	778
Pool #SD1959,
6.50%, 12/1/52	683	703
Pool #SD2342,
5.00%, 12/1/44	806	803
Pool #SD2665,
6.00%, 4/1/53	760	769
Pool #SD2902,
5.50%, 5/1/53	589	581
Pool #SD2922,
5.00%, 5/1/53	905	876
Pool #SD2999,
5.50%, 6/1/53	892	884
Pool #SD3133,
5.00%, 6/1/53	732	711
Pool #SD3136,
5.50%, 6/1/53	720	715
Pool #SD3174,
5.50%, 6/1/53	712	707
Pool #ZA2807,
2.50%, 2/1/28	38	37
Pool #ZK9070,
3.00%, 11/1/32	344	327
Pool #ZS6689,
2.50%, 4/1/28	125	121
FIXED INCOME FUNDS 227 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.9% (6)continued
Freddie Mac – 5.1%continued
Pool #ZS8598,
3.00%, 2/1/31	$428	$410
Pool #ZS8675,
2.50%, 11/1/32	693	649
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	645	602
		15,069
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	28	28
Pool #E04360,
2.50%, 4/1/28	154	150
Pool #G18641,
3.00%, 4/1/32	125	120
Pool #G18647,
3.00%, 6/1/32	305	291
		589
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	322	292
Total U.S. Government Agencies
(Cost $24,265)		23,227

U.S. GOVERNMENT OBLIGATIONS – 46.3%
U.S. Treasury Notes – 46.3%
4.50%, 11/15/25	43,600	43,681
3.50%, 9/30/26	66,700	65,856
3.88%, 10/15/27	19,980	19,767
4.00%, 12/15/27	7,000	6,945
		136,249
Total U.S. Government Obligations
(Cost $136,176)		136,249

MUNICIPAL BONDS – 0.5%
Florida – 0.5%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,082
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Florida – 0.5%continued
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	$500	$488
		1,570
Total Municipal Bonds
(Cost $1,600)		1,570

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(7) (8)	12,407,055	$12,407
Total Investment Companies
(Cost $12,407)		12,407

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.21%, 3/27/25(9) (10)	$370	$366
Total Short-Term Investments
(Cost $366)		366

Total Investments – 99.8%
(Cost $295,001)		293,847
Other Assets less Liabilities – 0.2%		714
NET ASSETS – 100.0%		$294,561

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately
$34,259,000 or 11.6% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2024 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2024 is disclosed.
(9)	Discount rate at the time of purchase.
NORTHERN FUNDS QUARTERLY REPORT  228 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued	December 31, 2024 (UNAUDITED)
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	295	$60,655	Long	3/25	$(39)
Ultra 10-Year U.S. Treasury Note	(50)	(5,566)	Short	3/25	85
Total					$46
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$16,701	$—	$16,701
Commercial Mortgage-Backed Securities	—	3,611	—	3,611
Corporate Bonds(1)	—	73,513	—	73,513
Foreign Issuer Bonds(1)	—	26,203	—	26,203
U.S. Government Agencies(1)	—	23,227	—	23,227
U.S. Government Obligations	—	136,249	—	136,249
Municipal Bonds	—	1,570	—	1,570
Investment Companies	12,407	—	—	12,407
Short-Term Investments	—	366	—	366
Total Investments	$12,407	$281,440	$—	$293,847
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$85	$—	$—	$85
Liabilities
Futures Contracts	(39)	—	—	(39)
Total Other Financial Instruments	$46	$—	$—	$46

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,701	$160,784	$155,078	$228	$12,407	12,407,055
FIXED INCOME FUNDS 229 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.0%
Auto Loan – 0.7%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,132
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	1,000	1,005
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	1,006
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 9/15/26	947	950
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	279	280
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	6,000	6,027
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	2,760	2,772
		18,172
Credit Card – 0.3%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,267
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,047
		7,314
Other – 0.0%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	1,120	1,123
Total Asset-Backed Securities
(Cost $26,453)		26,609

CORPORATE BONDS – 7.1%
Automotive – 1.0%
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	5,000	5,052
General Motors Financial Co., Inc.,
5.40%, 5/8/27	5,000	5,052
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 7.1% continued
Automotive – 1.0%continued
Hyundai Capital America,
5.25%, 1/8/27 (1)	$5,000	$5,029
Toyota Motor Credit Corp.,
4.80%, 1/5/26	5,000	5,012
5.00%, 3/19/27	5,000	5,044
		25,189
Banking – 3.0%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (2)	15,000	15,043
(Variable, U.S. SOFR + 1.58%), 4.38%, 4/27/28 (2)	7,000	6,925
Citibank N.A.,
5.49%, 12/4/26	5,000	5,074
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (2)	10,000	9,978
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.19%, 9/22/27 (3)	11,400	11,456
(Variable, U.S. SOFR + 0.93%), 5.57%, 4/22/28 (2)	10,000	10,171
KeyBank N.A.,
4.70%, 1/26/26	1,250	1,248
Wells Fargo Bank N.A.,
5.25%, 12/11/26	16,775	16,973
		76,868
Biotechnology & Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co.,
4.90%, 2/22/27	170	172
Consumer Services – 0.3%
Yale University,
0.87%, 4/15/25	7,633	7,552
Electric Utilities – 0.4%
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/1/25	10,000	10,061
Food – 0.1%
General Mills, Inc.,
4.70%, 1/30/27	1,666	1,665
Health Care Facilities & Services – 0.0%
Elevance Health, Inc.,
4.50%, 10/30/26	1,490	1,486
NORTHERN FUNDS QUARTERLY REPORT  230 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 7.1% continued
Institutional Financial Services – 0.4%
Goldman Sachs Group (The), Inc.,
3.50%, 11/16/26	$10,000	$9,777
Insurance – 0.9%
Corebridge Financial, Inc.,
3.50%, 4/4/25	10,000	9,965
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.22%, 11/8/27 (3)	3,530	3,557
New York Life Global Funding,
(Floating, U.S. SOFR + 0.48%), 4.94%, 6/9/26 (1) (3)	10,000	10,018
		23,540
Machinery – 0.2%
John Deere Capital Corp.,
4.50%, 1/8/27	5,000	5,007
Retail - Discretionary – 0.2%
Home Depot (The), Inc.,
4.95%, 9/30/26	4,515	4,552
Semiconductors – 0.2%
Intel Corp.,
4.88%, 2/10/26	5,795	5,796
Specialty Finance – 0.4%
Synchrony Financial,
4.88%, 6/13/25	10,000	9,990
Total Corporate Bonds
(Cost $180,539)		181,655

FOREIGN ISSUER BONDS – 8.9%
Asset Management – 0.3%
UBS A.G.,
5.00%, 7/9/27	6,458	6,497
Banking – 7.8%
Banco Santander S.A.,
5.15%, 8/18/25	5,000	5,005
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.06%, 9/15/26 (3)	14,600	14,617
5.27%, 12/11/26	5,000	5,058
Bank of Nova Scotia (The),
5.35%, 12/7/26	5,000	5,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Banking – 7.8%continued
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 4.96%, 2/4/25 (1) (3)	$18,000	$18,003
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 4.82%, 7/7/25 (1) (3)	5,000	5,004
2.55%, 3/14/27 (1)	5,000	4,792
Cooperatieve Rabobank U.A.,
5.50%, 7/18/25	10,000	10,050
4.85%, 1/9/26	4,200	4,214
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.72%, 11/16/27 (3)	7,500	7,527
Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (1)	5,000	4,990
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.44%, 4/1/27 (3)	23,800	23,912
Macquarie Bank Ltd.,
5.39%, 12/7/26 (1)	5,000	5,077
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 5.46%, 5/22/26 (3)	10,000	10,024
National Australia Bank Ltd.,
3.91%, 6/9/27	8,400	8,270
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.79%, 2/16/28 (1) (3)	9,300	9,369
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.19%, 9/29/26 (1) (3)	7,800	7,815
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.14%, 11/2/26 (3)	10,000	10,011
4.24%, 8/3/27	7,000	6,916
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	10,000	10,076
(Floating, U.S. SOFR + 0.88%), 5.54%, 1/14/27 (3)	9,880	9,965
FIXED INCOME FUNDS 231 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Banking – 7.8%continued
Toronto-Dominion Bank (The),
5.10%, 1/9/26	$5,000	$5,023
4.98%, 4/5/27	10,000	10,035
		200,818
Institutional Financial Services – 0.4%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,070
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	10,000	10,312
Total Foreign Issuer Bonds
(Cost $226,470)		227,697

U.S. GOVERNMENT OBLIGATIONS – 0.8%
U.S. Treasury Notes – 0.8%
4.75%, 7/31/25	20,000	20,055
Total U.S. Government Obligations
(Cost $19,971)		20,055

MUNICIPAL BONDS – 64.5%
Alabama – 2.2%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	7,425	7,506
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 4.41%, 6/1/27(3) (4)	20,000	20,215
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 3.07%, 12/1/26(3) (4)	29,000	28,200
		55,921
Alaska – 0.1%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project,
5.00%, 6/1/27	2,605	2,719
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Arizona – 1.1%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 2.97%, 11/4/26(3) (4)	$7,335	$7,242
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 2.97%, 11/4/25(3) (5)	300	298
Arizona State Health Facilities Authority Variable Revenue Refunding Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 2.97%, 11/4/25(3) (5)	1,495	1,489
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/26	2,500	2,554
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,522
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,065
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	1,225	1,237
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,883
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,082
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,752
NORTHERN FUNDS QUARTERLY REPORT  232 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Arizona – 1.1%continued
Pima County Refunding COPS,
5.00%, 12/1/27	$2,860	$3,013
Pima County Unified School District No. 1 Tucson G.O. Unlimited Bonds, Series A, Project of 2023 (AGM Insured),
5.00%, 7/1/25	1,100	1,110
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/27	2,130	2,219
		27,466
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	2,385	2,451
California – 2.0%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.02%, 4/1/27(3) (4)	8,500	8,378
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.17%, 4/1/26(3) (4)	8,750	8,707
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	23,650	23,979
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	423
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,902
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	4,000	4,045
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
California – 2.0%continued
Oakland Unified School District Alameda County Election of 2020 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 8/1/26	$325	$336
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/25	4,000	4,033
		51,803
Colorado – 2.3%
Boulder, Larimer & Weld Counties, Saint Vrain Valley School District RE-1J G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/25	6,550	6,675
Colorado State COPS, Series A,
5.00%, 12/15/25	1,350	1,376
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.27%, 8/17/26(3) (4)	22,100	22,007
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,152
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	3,160	3,210
5.00%, 11/15/26	15,560	16,105
		58,525
Connecticut – 2.4%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 1/15/26	4,100	4,186
5.00%, 3/15/27	3,000	3,011
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 10/15/26	3,295	3,415
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	12,175	12,491
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/15/25	1,215	1,236
FIXED INCOME FUNDS 233 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Connecticut – 2.4%continued
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(4) (6)	$5,000	$4,969
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series C-2,
2.80%, 2/3/26(4) (6)	9,635	9,577
Connecticut State Sustainability G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/26	2,715	2,779
Connecticut State Sustainable G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/15/25	1,480	1,495
Ellington G.O. Unlimited BANS, Series B,
4.00%, 9/23/25	15,000	15,096
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	2,280	2,318
		60,573
Delaware – 0.6%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/27	13,800	14,485
District of Columbia – 0.1%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series B,
5.00%, 10/1/25	1,400	1,421
Florida – 2.0%
Broward County School Board Refunding COPS, Series B,
5.00%, 7/1/25	2,500	2,523
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,142
Cape Coral G.O. Unlimited Bonds,
4.00%, 3/1/25	810	811
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,028
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Florida – 2.0%continued
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	$3,000	$3,029
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	2,000	2,016
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/25	1,870	1,885
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	4,994
Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Hermosa North Fort Myers II,
3.50%, 7/1/27(4) (6)	3,000	2,990
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,517
Hillsborough County Aviation Authority Tampa International Airport Revenue Bonds, Series B,
5.00%, 10/1/25	1,615	1,638
Hillsborough County Capital Improvement Non-Ad Valorem Revenue Bonds,
5.00%, 8/1/25	2,700	2,731
Miami Special Obligation Revenue Bonds, Series A, New Administrative Building,
5.00%, 3/1/25	360	361
Miami-Dade County Special Obligation Capital Asset Acquisition Revenue Bonds,
5.00%, 4/1/25	2,030	2,039
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	8,955	9,210
Orlando Utilities Commission Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	3,000	3,043
NORTHERN FUNDS QUARTERLY REPORT  234 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Florida – 2.0%continued
Palm Beach County Public Improvement Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	$1,000	$1,001
Reedy Creek Improvement District G.O. Limited Bonds,
5.00%, 6/1/27	1,315	1,348
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,414
		50,720
Georgia – 0.2%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	789
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	1,575	1,604
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/25	700	703
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(4) (6)	1,000	1,007
		4,103
Hawaii – 0.5%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	7,069
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/25	2,785	2,785
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/27	4,030	4,089
		13,943
Idaho – 1.1%
Idaho State Building Authority Sales Tax Revenue Bonds, Series A,
5.00%, 6/1/26	25,000	25,708
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Idaho – 1.1%continued
Kootenai County Coeur d'Alene School District No. 271 G.O. Unlimited Bonds (Idaho Sales Tax Guaranty Insured),
4.00%, 9/15/27	$3,000	$3,055
		28,763
Illinois – 2.2%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,542
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 1/1/25	1,000	1,000
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,030
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/27	2,250	2,373
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	2,300	2,381
Illinois State Development Finance Authority Revenue Bonds, Zero Regency Park, Escrowed to Maturity,
0.00%, 7/15/25(7)	9,000	8,839
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/25	1,850	1,881
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.34%, 9/1/25(3) (4)	9,530	9,518
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/26	7,000	7,194
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,840
5.00%, 11/1/26	5,370	5,527
FIXED INCOME FUNDS 235 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Illinois – 2.2%continued
Illinois State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	$1,100	$1,150
Illinois State Housing Development Authority Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.70%, 10/1/25	800	801
3.80%, 10/1/26	600	605
Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/25	1,000	1,018
Will County G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/15/25(5)	3,000	3,051
		57,750
Indiana – 0.7%
Carmel Clay Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/27	2,405	2,498
Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/25	1,545	1,559
Hamilton Southeastern Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 6/30/25	540	544
Indiana Finance Authority Wastewater Utility First Lien Revenue Refunding Bonds, CWA Authority Project,
5.00%, 10/1/25	1,075	1,090
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/25	1,025	1,026
5.00%, 2/1/26	1,765	1,804
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.02%, 3/1/27(3) (4)	6,635	6,552
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Indiana – 0.7%continued
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/25	$1,875	$1,889
Westfield Washington Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 7/15/25	250	252
		17,214
Iowa – 0.1%
Cedar Rapids G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,715	1,729
Kansas – 1.3%
Olathe Temporary Notes, Series A,
5.00%, 8/1/25	30,000	30,314
Topeka G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/15/25	1,925	1,937
		32,251
Kentucky – 0.9%
Rural Water Financing Agency Public Projects Revenue Notes, Series D, Flexible Term Program,
5.00%, 8/1/25	11,880	11,989
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
3.05%, 5/1/27	10,000	9,829
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	2,105	2,093
		23,911
Louisiana – 0.6%
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 3.64%, 5/1/26(3) (4)	12,170	12,125
NORTHERN FUNDS QUARTERLY REPORT  236 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Louisiana – 0.6%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	$3,000	$3,031
		15,156
Maine – 0.1%
Maine State Municipal Bond Bank Revenue Refunding Bonds, Series C,
5.00%, 11/1/27	2,150	2,271
Maryland – 3.2%
Anne Arundel County G.O. Limited Bonds, Consolidated General Improvement,
5.00%, 4/1/27	4,735	4,754
Anne Arundel County G.O. Limited Refunding Bonds, Consolidated General Improvements,
5.00%, 4/1/27	3,245	3,396
Charles County G.O. Limited Bonds,
5.00%, 10/1/27	3,815	4,032
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,240
Maryland State G.O. Refunding Unlimited Bonds, Series B,
5.00%, 8/1/25	2,085	2,109
Maryland State Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Projects,
5.00%, 7/1/25	1,220	1,232
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	4,500	4,552
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/26	17,175	17,857
5.00%, 12/1/27	37,940	40,225
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/25	600	603
		81,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Massachusetts – 1.2%
Pembroke G.O. Limited BANS,
4.00%, 9/26/25	$13,515	$13,608
Quincy BANS,
5.00%, 7/25/25	16,000	16,158
		29,766
Michigan – 1.3%
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.47%, 4/15/27(3) (4)	15,000	14,926
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	652
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,621
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,202
South Lyon Community Schools G.O. Unlimited Bonds, Series II,
4.00%, 5/1/25	1,800	1,805
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,444
		34,650
Minnesota – 2.8%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/27	3,425	3,563
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/15/25	4,405	4,490
Lakeville Independent School District No. 194 G.O. Unlimited Refunding Bonds, Series C (School District Credit Program),
5.00%, 2/1/25	3,745	3,751
FIXED INCOME FUNDS 237 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Minnesota – 2.8%continued
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 4.01%, 12/1/27(3) (4)	$40,000	$40,156
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	5,000	5,056
5.00%, 8/1/27	1,770	1,865
Minnesota State Housing Finance Agency Revenue Bonds, Series G (HUD Sector 8 Program),
3.25%, 8/1/27	5,875	5,875
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
4.38%, 4/1/25	7,000	6,996
		71,752
Mississippi – 0.2%
Mississippi State Development Bank Special Obligation Revenue Bonds, Canton Public School District (AGM Insured), Prerefunded,
5.00%, 12/1/25(5)	1,530	1,558
Mississippi State Development Bank Special Obligations Revenue Refunding Bonds, Series A, Harrison County Highway,
5.00%, 1/1/25	3,000	3,000
		4,558
Missouri – 1.3%
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	20,000	20,555
Missouri States Public Utilities Commission Revenue Refunding Bonds, Interim Construction Notes,
4.00%, 5/1/26	11,980	12,028
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	575	588
		33,171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Nevada – 1.6%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/25	$2,550	$2,567
Clark County School District Building G.O. Limited Bonds, Series B (AGM-CR Insured),
5.00%, 6/15/27	2,900	3,037
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/25	6,345	6,395
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,068
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/26	1,075	1,083
Nevada State G.O. Limited Refunding Bonds, Series A,
5.00%, 11/1/25	27,355	27,514
		41,664
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,005
New Hampshire State Housing Finance Authority Multifamily Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	1,000	1,004
		2,009
New Jersey – 3.4%
Essex County Improvement Authority Revenue Notes, Family Court Building Project (County Gtd.),
5.00%, 6/18/25	20,000	20,166
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,823
Monmouth County G.O. Unlimited BANS,
5.00%, 6/3/25	10,000	10,072
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/25	725	738
NORTHERN FUNDS QUARTERLY REPORT  238 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
New Jersey – 3.4%continued
5.00%, 12/1/26	$1,350	$1,404
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(5)	5,000	5,050
New Jersey State EDA Revenue Refunding Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(5)	4,000	4,199
New Jersey State EDA Revenue Refunding Bonds, Series XX,
4.25%, 6/15/26	13,565	13,608
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,170
New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Equipment Lease,
5.00%, 9/1/25	1,655	1,675
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	8,625	8,691
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/25	4,655	4,691
Woolwich Township G.O. Unlimited BANS,
4.50%, 5/21/25	10,000	10,050
		88,337
New Mexico – 0.6%
New Mexico Finance Authority Senior Lien Revenue Bonds, Series A,
5.00%, 6/1/25	5,200	5,242
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/26	6,140	6,286
5.00%, 3/1/26	1,175	1,203
New Mexico State Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/26	2,505	2,582
		15,313
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
New York – 6.2%
Herricks Union Free School District G.O. Unlimited BANS (State Aid Withholding),
4.00%, 7/30/25	$13,875	$13,945
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.17%, 9/1/25(3) (4)	11,500	11,465
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series B,
5.00%, 11/15/27	2,675	2,809
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 3.44%, 11/1/26(3)	590	589
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 3.66%, 4/1/26(3) (4)	40,000	39,875
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	3,360	3,390
New York City Transitional Finance Authority Future Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/26	3,580	3,602
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	6,765	6,833
5.00%, 8/1/26	5,000	5,155
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	2,500	2,577
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	12,500	12,637
5.00%, 8/1/26	1,890	1,948
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 3/15/26	15,000	15,361
FIXED INCOME FUNDS 239 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
New York – 6.2%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Series A (AGM Insured),
4.00%, 10/1/25	$4,165	$4,196
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/27	15,005	15,593
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	3,500	3,563
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 4.06%, 4/1/26(3)	15,560	15,540
		159,078
North Carolina – 2.7%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/25	750	757
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	3,520	3,611
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 3.66%, 6/1/25(3) (4)	30,000	29,983
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 3.66%, 6/1/25(3) (4)	11,500	11,493
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 3.66%, 6/1/25(3) (4)	23,925	23,911
		69,755
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Ohio – 0.7%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/25	$615	$616
5.00%, 2/15/26	3,000	3,058
Cleveland G.O. Limited refunding Bonds, Series A,
5.00%, 12/1/25	3,555	3,618
Hamilton Bond Anticipation Notes G.O. Limited BANS (State Standby NT Purchase),
4.00%, 12/17/25	1,675	1,685
Lake County G.O. Limited Notes,
4.00%, 9/24/25	7,000	7,028
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	1,000	1,027
Ohio State Mental Health Capital Facilities Revenue Bonds, Mental Health Facilities Improvement,
5.00%, 2/1/25	2,000	2,003
		19,035
Oklahoma – 0.1%
Tulsa G.O. Unlimited Bonds, Series D,
3.00%, 10/1/26	3,000	2,973
Oregon – 0.3%
Multnomah County School District No. 7 Reynolds G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/26	2,225	2,243
Polk County School District No. 2 Dallas G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	265	267
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,516
Portland Sewer System First Lien Revenue Refunding Bonds, Series A,
3.00%, 6/1/27	3,000	2,953
NORTHERN FUNDS QUARTERLY REPORT  240 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Oregon – 0.3%continued
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/25	$125	$126
		8,105
Pennsylvania – 4.0%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 3.43%, 8/1/27(3) (4)	5,000	4,947
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.42%, 5/15/27(3) (4)	40,000	39,658
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.36%, 11/1/25(3) (4)	1,250	1,243
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(5)	6,250	6,346
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 3.12%, 3/1/26(3) (4)	7,000	6,945
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 3.50%, 3/1/27(3) (4)	11,000	10,947
Montgomery County IDA Health System Revenue Refunding Bonds, Albert Einstein Healthcare, Prerefunded,
5.25%, 1/15/25(5)	5,215	5,218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Pennsylvania – 4.0%continued
Pennsylvania State G.O. Unlimited Bonds, First Series of 2024, Bid Group C,
5.00%, 8/15/27	$9,415	$9,918
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 3.57%, 7/15/26(3) (4)	2,500	2,496
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/25	2,000	2,027
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,241
		103,986
Puerto Rico – 0.2%
Puerto Rico HFA Multifamily Collateralized Variable Revenue Bonds, Mirador Las Casas Project (HUD Sector 8 Program),
5.00%, 3/1/26(4) (6)	4,250	4,324
South Carolina – 0.9%
Charleston County School District G.O. Unlimited BANS, Sales Tax Projects (SCSDE Insured),
4.75%, 5/8/25	16,020	16,105
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	3,125	3,174
Greenwood School District No. 50 G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/25	2,005	2,011
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/25	400	403
5.00%, 6/1/26	375	385
		22,078
FIXED INCOME FUNDS 241 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Tennessee – 1.4%
Johnson City Health & Educational Facilities Board Multifamily Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(4) (6)	$3,000	$2,995
Knoxville G.O. Unlimited Refunding Bonds,
5.00%, 5/1/25	7,235	7,281
Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/26	1,000	1,029
Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B,
5.00%, 5/15/26	2,200	2,263
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Improvement Bonds, Series C,
5.00%, 7/1/26	9,225	9,307
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	1,200	1,209
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/26	12,680	13,027
		37,111
Texas – 5.9%
Aldine Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,450	1,512
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/25	3,225	3,266
Austin Independent School District G.O. Unlimited Bonds,
5.00%, 8/1/25	5,000	5,056
Austin Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), Prerefunded,
5.00%, 8/1/25(5)	2,035	2,057
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	1,000	1,017
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Texas – 5.9%continued
Collin County Community College District G.O. Limited Bonds, Series A,
5.00%, 8/15/25	$1,760	$1,780
Collin County Community College District G.O. Unlimited Bonds,
5.00%, 8/15/27	5,580	5,862
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/26	2,315	2,368
5.00%, 2/15/26	1,030	1,053
Dallas G.O. Limited Bonds, Series A,
5.00%, 8/15/27	1,160	1,219
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,086
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), Prerefunded,
5.00%, 2/15/25(5)	7,500	7,515
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series E (PSF, Gtd.),
5.00%, 2/15/25	2,215	2,220
Fort Worth Water & Sewer System Revenue Refunding Bonds,
4.00%, 2/15/27	4,455	4,529
Harris County Flood Control District G.O. Limited Bonds, Series A,
5.00%, 10/1/25	1,500	1,522
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	381
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/25	1,825	1,852
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/25	850	853
Houston Independent School District Public Facility Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/25	1,880	1,906
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/25	10,000	10,172
NORTHERN FUNDS QUARTERLY REPORT  242 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Texas – 5.9%continued
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	$1,585	$1,638
Lake Travis Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/25	9,575	9,595
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/25	375	377
5.00%, 4/15/26	675	691
Mission Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/25	1,215	1,217
Nixon-Smiley Consolidated Independent School District G.O. Unlimited Bonds, (PSF, Gtd.),
5.00%, 8/15/25	7,560	7,645
North Texas State Municipal District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/26	5,000	5,005
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,079
Pasadena Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/26	1,000	1,020
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/27	3,250	3,417
Prosper Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,110	2,198
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/26	7,440	7,677
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 3.59%, 12/1/25(3) (4)	10,000	9,998
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	4,934
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Texas – 5.9%continued
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	$1,590	$1,641
Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/25	1,000	1,011
Texas State Affordable Housing Corp. Multifamily Housing Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(4) (6)	3,400	3,407
Texas State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	5,040	5,098
Texas State G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 8/1/25	2,000	2,023
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	3,986
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/25	2,695	2,727
Williamson County G.O. Unlimited Bonds, Prerefunded,
4.00%, 2/15/25(5)	11,765	11,775
		151,385
Virginia – 0.3%
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	1,000	1,007
Virginia State Public School Authority Special Obligation Revenue Bonds, Prince William County,
5.00%, 10/1/27	5,230	5,526
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program,
5.00%, 11/1/27	2,095	2,217
		8,750
FIXED INCOME FUNDS 243 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Washington – 5.0%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 2.92%, 11/1/26(3) (4)	$24,000	$23,800
Chelan County Public Utility District No. 1 Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	1,000	1,010
Clark County School District No. 114 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/25	2,750	2,800
FYI Properties Lease Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 6/1/25	3,000	3,022
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(5)	2,335	2,379
King & Pierce County School District No. 408 Auburn G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/25	1,350	1,374
King County G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/26	6,730	6,987
King County School District No. 400 Mercer Island G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,750	1,818
King County School District No. 401 Highline G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 12/1/25	2,700	2,747
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 2.97%, 11/1/26(3) (4)	7,520	7,401
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Washington – 5.0%continued
Washington State G.O. Unlimited Bonds, Series B, Bid Group 1,
5.00%, 2/1/25	$3,300	$3,305
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,070
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	2,125	2,160
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	6,000	6,158
Washington State G.O. Unlimited Refunding Bonds, Series R-2022D, Group 1,
5.00%, 7/1/25	2,265	2,287
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	9,465	9,759
Washington State G.O. Unlimited Refunding Bonds, Series R-2024A,
5.00%, 2/1/27	4,325	4,508
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	15,720	16,237
Washington State G.O. Unlimited Refunding Bonds, Series R-2025B,
5.00%, 7/1/27	22,525	23,668
		128,490
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	499
3.55%, 11/1/26	475	473
		972
Wisconsin – 0.4%
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 9/24/25	7,980	8,069
NORTHERN FUNDS QUARTERLY REPORT  244 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.5%continued
Wisconsin – 0.4%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/25	$2,000	$2,008
		10,077
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	2,655	2,760
Total Municipal Bonds
(Cost $1,657,252)		1,654,274

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(8) (9)	132,566,560	$132,567
Total Investment Companies
(Cost $132,567)		132,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 11.7%
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(4) (6)	$2,000	$1,984
Austin Public Improvements G.O. Limited Refunding Bonds,
5.00%, 9/1/25	4,400	4,455
Baltimore County G.O. Unlimited Refunding Bonds, Metropolitan District Bond,
5.00%, 7/1/25	5,945	6,003
Boerne Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/25	1,500	1,502
Bristol-Plymouth Regional Vocational Technical School District G.O. Limited BANS (State Aid Withholding),
4.00%, 2/28/25	4,945	4,952
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.7%continued
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(4) (6)	$4,000	$4,000
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/25	1,320	1,320
Cleveland Water Revenue Refunding Bonds, Series D,
5.00%, 1/1/25	2,235	2,235
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/25	970	972
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),
4.00%, 6/1/25(4) (6)	3,150	3,152
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(4) (6)	2,000	2,022
Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,
5.00%, 2/1/25(4) (6)	3,500	3,504
Denver City & County Refunding COPS, Willington E. Webb Municipal,
5.00%, 12/1/25	5,000	5,086
District of Columbia University Revenue Refunding Bonds, Georgetown University,
5.00%, 4/1/25	1,200	1,205
Edison Township G.O. Unlimited BANS,
4.00%, 1/17/25	11,470	11,473
Forest Hills Public Schools G.O. Unlimited Refunding Notes,
5.00%, 5/1/25	1,220	1,227
Fort Worth G.O. Limited Bonds,
5.00%, 3/1/25	10,000	10,029
5.00%, 3/1/25	4,860	4,874
FIXED INCOME FUNDS 245 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.7%continued
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/25	$1,900	$1,905
Great Lakes Water Authority Water Supply System Second Lien Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	2,500	2,521
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/25	2,900	2,906
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/25	400	401
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/25	2,000	2,009
Illinois State Sales Tax Revenue Refunding Bonds, Subseries C,
4.00%, 6/15/25	4,540	4,547
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(4) (6)	10,000	9,915
Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health,
2.80%, 1/9/25(4) (10)	18,600	18,600
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 6/1/25(4) (6)	3,625	3,627
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(4) (6)	3,500	3,513
Lexington County School District No. 1 G.O. Unlimited Notes, Series B (SCSDE Insured),
5.00%, 3/3/25	9,930	9,956
Maryland State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/25	16,725	16,822
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.7%continued
Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),
5.00%, 9/1/25(4) (6)	$2,500	$2,524
Miami-Dade County School District Revenue TANS,
4.50%, 1/7/25	12,080	12,082
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
5.00%, 4/15/25	2,260	2,272
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
5.00%, 7/21/25	6,655	6,712
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/25	4,875	4,898
Milwaukee G.O. Unlimited Promissory Notes, Series N-7 (BAM Insured),
5.00%, 4/1/25	2,585	2,595
Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4,
5.00%, 4/1/25	1,130	1,134
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/25	17,800	18,001
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
3.65%, 1/10/25(4) (6)	4,250	4,250
Nevada State G.O. Limited Bonds, Series A,
5.00%, 5/1/25	1,000	1,006
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series RRR,
5.00%, 3/1/25	4,000	4,011
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/25	3,000	3,040
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (AMBAC Insured),
5.50%, 1/1/25	2,510	2,510
NORTHERN FUNDS QUARTERLY REPORT  246 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.7%continued
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A,
5.00%, 5/1/25(4) (6)	$5,525	$5,544
New York G.O. Unlimited Bonds, Subseries J-4,
5.00%, 8/1/25	10,840	10,958
North Kansas City School District No. 74 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/25	3,850	3,861
Northampton County General Purpose Authority Hospital Revenue Refunding Bonds, St Luke's University Health,
5.00%, 8/15/25	1,400	1,413
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Refunding Bonds, Department of Transportation Project,
5.00%, 7/1/25	3,900	3,937
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/25	11,500	11,553
Philadelphia Authority for Industrial Development City Service Agreement Revenue Bonds, Rebuild Project,
5.00%, 5/1/25	3,570	3,588
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/25	1,725	1,735
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 8/26/25	9,690	9,803
5.00%, 9/24/25	10,000	10,120
Richardson G.O. Limited Bonds,
5.00%, 2/15/25	5,810	5,822
Richardson Independent School District,
5.00%, 2/15/25	4,750	4,759
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(4) (6)	1,500	1,503
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.7%continued
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/25	$1,350	$1,359
Three Village Central School District G.O. Limited TANS (State Aid Withholding),
4.50%, 6/24/25(11)	2,500	2,517
Utica Community Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/25	2,000	2,013
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2,
3.90%, 7/1/25(4) (6)	2,285	2,286
Wake County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/25	4,500	4,514
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Multicare Health System,
5.00%, 8/15/25	450	454
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/25	1,250	1,258
Total Short-Term Investments
(Cost $300,953)		300,749

Total Investments – 99.1%
(Cost $2,544,205)		2,543,606
Other Assets less Liabilities – 0.9%		22,264
NET ASSETS – 100.0%		$2,565,870

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately
$70,097,000 or 2.7% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(3)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(4)	Maturity date represents the puttable date.
(5)	Maturity date represents the prerefunded date.
(6)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December
31, 2024 is disclosed.

(7)	Zero coupon bond.
FIXED INCOME FUNDS 247 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2024 is disclosed.
(10)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(11)	Restricted security.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TANS - Tax Anticipation Notes
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$26,609	$—	$26,609
Corporate Bonds(1)	—	181,655	—	181,655
Foreign Issuer Bonds(1)	—	227,697	—	227,697
U.S. Government Obligations	—	20,055	—	20,055
Municipal Bonds(1)	—	1,654,274	—	1,654,274
Investment Companies	132,567	—	—	132,567
Short-Term Investments	—	300,749	—	300,749
Total Investments	$132,567	$2,411,039	$—	$2,543,606

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$132,151	$1,117,284	$1,116,868	$3,276	$132,567	132,566,560
NORTHERN FUNDS QUARTERLY REPORT  248 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 99.0%
Alabama – 2.1%
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	$4,000	$4,293
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(1) (2)	2,500	2,514
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,028
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,629
Limestone County Water & Sewer Revenue Bonds,
5.00%, 12/1/44	500	534
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,065
		16,063
Alaska – 0.3%
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/33	2,120	2,354
Arizona – 1.7%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,056
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	944
Maricopa County Industrial Development Authority Hospital Revenue Refunding Bonds, Series D, Honorhealth,
5.00%, 12/1/31	5,000	5,525
Maricopa County Roosevelt Elementary School District No. 66 G.O. Unlimited Bonds (BAM Insured),
5.00%, 7/1/40	730	794
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Arizona – 1.7%continued
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	$2,500	$2,689
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,294
		13,302
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,132
2.25%, 2/1/41	1,000	709
		2,841
California – 6.1%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3) (4)	1,500	857
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,094
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	4,000	4,258
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	3,000	3,270
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	6,895	7,411
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,299	3,143
FIXED INCOME FUNDS 249 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
California – 6.1%continued
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	$1,075	$962
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	768
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,057
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	754
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,109
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,105
Los Angeles Department of Airports Senior Revenue Bonds, Series A (AMT),
5.00%, 5/15/26	1,000	1,007
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	3,500	3,727
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,141
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	5,011
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
California – 6.1%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	$1,500	$1,517
		46,266
Colorado – 6.9%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	234
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,946
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,361
Centennial Water & Sanitation District Water & Wastewater Revenue Bonds,
5.00%, 12/1/53	3,900	4,182
Colorado State COPS,
6.00%, 12/15/39	5,000	5,872
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,050
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,565
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	985
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,495
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,133
5.00%, 11/15/41	1,000	1,046
NORTHERN FUNDS QUARTERLY REPORT  250 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Colorado – 6.9%continued
4.13%, 11/15/53	$1,000	$936
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,032
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(4)	2,750	1,620
0.00%, 8/1/39(4)	2,805	1,479
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,527
Fremont County School District RE-1 Canon City G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/48	1,000	1,068
Weld County School District No. Re-7 Platte Valley G.O Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/32	1,200	1,362
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,125
		53,018
Connecticut – 2.5%
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	4,480	4,596
Connecticut State Health and Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven Health Issue,
5.00%, 7/1/29(1) (2)	7,050	7,550
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,022
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 7/1/39	565	637
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,123
		18,928
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
District of Columbia – 2.8%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 8/1/41	$1,930	$2,147
5.00%, 6/1/43	5,000	5,189
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/33	3,000	3,247
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,076
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,069
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,858
5.00%, 7/1/43	3,000	3,073
		21,659
Florida – 8.6%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/30	3,855	4,227
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,532
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,030
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,979
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	1,000	976
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,400
FIXED INCOME FUNDS 251 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Florida – 8.6%continued
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	$1,965	$1,993
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	1,300	1,410
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,071
Lee County Airport Revenue Bonds (AMT),
5.25%, 10/1/44	2,250	2,412
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,690
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	456
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,017
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	2,000	2,052
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	8,155
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	2,920
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,527
Orlando Water Reclamation System Revenue Bonds, Series A,
5.00%, 10/1/54	3,500	3,774
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	381
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Florida – 8.6%continued
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	$3,000	$3,129
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,401
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,307
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,005
5.00%, 10/1/36	1,750	1,800
		65,644
Georgia – 1.3%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	513
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,500	1,583
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,562
5.50%, 7/1/60	2,500	2,513
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,622
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,189
		9,982
Hawaii – 1.0%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,056
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	1,500	1,539
NORTHERN FUNDS QUARTERLY REPORT  252 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Hawaii – 1.0%continued
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	$2,000	$2,076
		7,671
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,127
Illinois – 6.3%
Aurora Waterworks & Sewerage Revenue Refunding Bonds, Series B,
4.00%, 12/1/36	800	775
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,689
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	1,600	1,641
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,134
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,747
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,283
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,198
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,986
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	504
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Illinois – 6.3%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	$1,500	$1,504
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/37	1,460	1,598
5.25%, 5/1/45	1,000	1,076
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,840
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,550
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	4,380	4,623
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/54	1,250	1,296
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,230
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	4,951
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/37	2,325	2,577
University of Illinois Auxiliary Facilities System Revenue Bonds, Series A,
4/1/33(6)	1,500	1,693
		47,895
Indiana – 1.7%
Brownsburg 1999 School Building Corp. First Mortgage Revenue Bonds, Series A (State Intercept Program),
5.00%, 1/15/33	800	887
5.00%, 7/15/33	750	835
FIXED INCOME FUNDS 253 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Indiana – 1.7%continued
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	$1,000	$746
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,087
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	1,500	1,445
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	1,125	1,081
Indiana State Financing Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	1,075	1,088
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,093
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series F, Stormwater Project,
5.00%, 1/1/49	895	966
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/43	1,230	1,319
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	822
Northwest Allen School Building Corp. First Mortgage Revenue Bonds, (State Intercept Program),
5.00%, 7/15/31	600	665
		13,034
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Iowa – 0.3%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	$2,500	$2,539
Kentucky – 3.1%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,415
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	4,066
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,962
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2)	5,000	5,013
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	617
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	7,965
		24,038
Louisiana – 2.1%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	5,956
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,015
New Orleans G.O. Unlimited Bonds, Series A,
5.00%, 12/1/46	3,000	3,202
NORTHERN FUNDS QUARTERLY REPORT  254 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Louisiana – 2.1%continued
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	$5,000	$5,088
		16,261
Maryland – 0.4%
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,652
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,114
		2,766
Massachusetts – 5.1%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,420
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(4)	2,500	2,143
Massachusetts State G.O. Limited Bonds, Series A, Consolidated Loan,
5.00%, 1/1/54	9,525	10,142
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/52	3,500	3,730
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	991
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,740
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,050
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,541
5.00%, 11/15/39	1,500	1,538
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Massachusetts – 5.1%continued
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	$4,000	$4,183
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,628
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	962
Massachusetts State Water Resources Authority Sustainable Revenue Bonds, Series C,
5.00%, 8/1/32	2,495	2,854
		38,922
Michigan – 1.6%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,081
Kalamazoo Public School G.O. Unlimited Bonds, Series I (AGM Insured),
5.00%, 5/1/26	2,525	2,592
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,017
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/26	3,350	3,425
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,759
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,000	1,037
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	27
		11,938
FIXED INCOME FUNDS 255 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Minnesota – 0.8%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	$5,000	$5,035
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/40	770	842
		5,877
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	631
Missouri – 1.1%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds, (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,102
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	968
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(5)	1,605	1,613
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,526
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,310
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	686
		8,205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	$50	$47
Nebraska – 0.8%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,029
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/32	900	975
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,375
		6,379
Nevada – 0.4%
Las Vegas Valley Water District Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/28	3,010	3,097
New Jersey – 0.2%
Casino Reinvestment Development Authority Luxury Tax Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/1/39	1,145	1,258
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	927
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	1,000	945
		1,872
New York – 11.6%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,759
NORTHERN FUNDS QUARTERLY REPORT  256 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
New York – 11.6%continued
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	$1,370	$1,140
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,228
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/39	1,800	1,860
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,012
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,353
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,114
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	259
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,665
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,086
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	3,995
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
New York – 11.6%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	$3,450	$3,565
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,597
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,117
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/30	2,825	3,109
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	739
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(5)	5	5
New York State Dormitory Authority Sales Tax Refunding Revenue Bonds, Series B (AMT),
5.00%, 3/15/33	2,000	2,284
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,646
5.00%, 3/15/49	3,000	3,149
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,035
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,808
FIXED INCOME FUNDS 257 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
New York – 11.6%continued
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	$1,000	$979
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	6,555	4,582
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,052
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,274
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	594
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds, John F. Kennedy International Airport New Terminal One Project (AMT),
5.25%, 6/30/41	1,600	1,703
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	4,500	4,712
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,038
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/33	5,500	6,011
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	2,000	1,625
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
New York – 11.6%continued
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1,
5.00%, 5/15/54	$2,975	$3,181
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,528
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,601
		88,405
North Carolina – 1.9%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	700
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	515
Raleigh Limited Obligation Refunding Bonds,
5.00%, 10/1/31	12,000	13,432
		14,647
North Dakota – 0.3%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,160
North Dakota State Public Finance Authority Revenue Refunding Bonds, State Revolving Fund Program,
5.00%, 10/1/43	885	977
		2,137
Ohio – 2.8%
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	7,000	7,935
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	202
NORTHERN FUNDS QUARTERLY REPORT  258 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Ohio – 2.8%continued
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	$1,000	$1,006
Ohio State Water Development Authority Sustainable Revenue Bond, Series A,
5.00%, 12/1/40	7,250	8,127
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,818
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,475
		21,563
Oklahoma – 1.0%
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	280	304
Oklahoma State Industries Authority Educational Facilities Lease Revenue Bonds, Oklahoma City Public School Project,
5.00%, 4/1/31	6,765	7,439
		7,743
Oregon – 1.3%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(4)	2,500	1,376
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(4)	1,000	582
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,079
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,620
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Oregon – 1.3%continued
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	$750	$752
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(4)	5,000	1,604
		10,013
Pennsylvania – 3.2%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	824
5.00%, 5/1/35	865	869
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,161
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,606
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,069
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, First Series of 2024,
5.00%, 12/1/41	6,740	7,486
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,528
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,102
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,802
		24,447
FIXED INCOME FUNDS 259 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Rhode Island – 0.8%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	$740	$820
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,124
		5,944
South Carolina – 0.9%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	954
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,168
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,138
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,294
		6,554
Tennessee – 1.0%
Chattanooga Electric Revenue Refunding Bonds, Series A,
5.00%, 9/1/28	2,315	2,338
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,007
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	46
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	75	74
		7,465
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Texas – 7.7%
Alvin Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/51	$1,500	$1,425
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	507
5.00%, 11/15/35	2,500	2,528
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	4,866
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	625	638
Chambers County Justice Center Public Facilities Corp. Lease Revenue Bonds, Justice Center Project,
5.00%, 6/1/32	1,005	1,113
5.50%, 6/1/49	3,120	3,333
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/38	1,315	1,449
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,132
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,333
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/31	1,875	2,099
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	1,750	1,908
Jarrell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.25%, 2/15/53	5,000	5,007
Leander Independent School District Current Interest Bonds G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	3,000	3,036
NORTHERN FUNDS QUARTERLY REPORT  260 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Texas – 7.7%continued
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	$2,500	$2,594
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	3,830	3,906
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,615
Rankin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/26	500	510
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,561
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	1,500	1,607
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,634
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	746
San Antonio General Improvement G.O. Limited Bonds,
5.00%, 8/1/30	3,700	3,863
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	1,250	1,255
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	1,800	1,987
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	4,856
		58,508
Utah – 1.9%
Intermountain Power Agency Supply Revenue Bonds, Series A,
5.00%, 7/1/26	1,250	1,285
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Utah – 1.9%continued
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	$1,250	$1,313
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	1,500	1,578
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,335
5.00%, 7/1/35	5,000	5,277
5.00%, 7/1/42	3,000	3,038
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	505	556
		14,382
Virginia – 1.1%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,636
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College and Equipment,
5.00%, 2/1/38	825	917
Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,
5.25%, 7/1/48	2,500	2,730
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/31	2,325	2,603
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	807
		8,693
Washington – 4.3%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,163
FIXED INCOME FUNDS 261 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Washington – 4.3%continued
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/38	$850	$940
Pasco Public Facilities District Sales Tax Revenue Bonds (AGC Insured),
5.00%, 11/1/38	1,080	1,188
5.00%, 11/1/40	1,050	1,144
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/36	3,570	3,792
Port of Seattle Intermediate Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/42	1,500	1,559
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	566
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,325
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	6,450	7,239
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,031
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,145
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	1,500	1,539
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,010
		32,641
Wisconsin – 1.0%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,443
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%continued
Wisconsin – 1.0%continued
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	$2,775	$2,707
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	1,000	1,119
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	1,100	1,098
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,410
		7,777
Total Municipal Bonds
(Cost $802,873)		755,533

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(7) (8)	4,207,864	$4,208
Total Investment Companies
(Cost $4,208)		4,208

Total Investments – 99.5%
(Cost $807,081)		759,741
Other Assets less Liabilities – 0.5%		3,487
NET ASSETS – 100.0%		$763,228

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2024 is disclosed.

(3)	Step coupon bond. Rate as of December 31, 2024 is disclosed.
(4)	Zero coupon bond.
(5)	Maturity date represents the prerefunded date.
(6)	When-Issued Security. Coupon rate is not in effect at December 31, 2024.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2024 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT  262 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued	December 31, 2024 (UNAUDITED)
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$755,533	$—	$755,533
Investment Companies	4,208	—	—	4,208
Total Investments	$4,208	$755,533	$—	$759,741

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,307	$219,991	$237,090	$672	$4,208	4,207,864
FIXED INCOME FUNDS 263 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 7.8%
Auto Loan – 3.8%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	$708	$704
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	2,100	2,121
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	2,011
CarMax Auto Owner Trust, Series 2023-4, Class A3
6.00%, 7/17/28	423	432
Drive Auto Receivables Trust, Series 2024-2, Class A2
4.94%, 12/15/27	3,600	3,604
Exeter Automobile Receivables Trust, Series 2024-5A, Class A2
4.79%, 4/15/27	2,500	2,501
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A
5.14%, 3/15/26	48	48
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A
5.57%, 6/15/26	725	726
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	1,581	1,591
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	650	648
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	291	292
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3
4.85%, 12/18/28	2,600	2,613
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	2,050	2,073
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,743	1,761
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.8%continued
Auto Loan – 3.8%continued
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	$2,780	$2,812
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	940	947
Santander Drive Auto Receivables Trust, Series 2022-2, Class C
3.76%, 7/16/29	4,140	4,095
Santander Drive Auto Receivables Trust, Series 2022-6, Class C
4.96%, 11/15/28	8,500	8,519
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	1,100	1,110
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	5,140	5,154
Tesla Auto Lease Trust, Series 2024-B, Class A2A
4.79%, 1/20/27(1)	2,200	2,203
Toyota Lease Owner Trust, Series 2024-B, Class A2A
4.31%, 2/22/27(1)	5,750	5,741
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	8,050	8,106
World Omni Auto Receivables Trust, Series 2021-B, Class A3
0.42%, 6/15/26	198	197
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	110	109
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,130	1,135
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,625	1,645
		62,898
Credit Card – 3.1%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	13,900	13,835
NORTHERN FUNDS QUARTERLY REPORT  264 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.8%continued
Credit Card – 3.1%continued
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	$6,000	$6,022
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	8,001
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	9,575	9,410
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,046
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	4,290	4,280
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	1,250	1,267
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,469
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,554
		50,884
Other – 0.6%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	1,100	1,114
HPEFS Equipment Trust, Series 2024-2A, Class A2
5.50%, 10/20/31(1)	2,679	2,690
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	625	630
John Deere Owner Trust, Series 2024-C, Class A2A
4.36%, 8/16/27	4,650	4,648
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	997	1,001
		10,083
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.8%continued
Whole Loan – 0.3%
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	$2,058	$2,058
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	3,168	3,160
		5,218
Total Asset-Backed Securities
(Cost $129,029)		129,083

COMMERCIAL PAPER – 0.4%
Banking – 0.4%
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.00%), 4.75%, 1/5/26 (1) (3)	5,000	5,000
BofA Securities, Inc.,
5.23%, 6/9/25 (4) (5)	1,000	980
		5,980
Total Commercial Paper
(Cost $5,977)		5,980

CORPORATE BONDS – 40.5%
Apparel & Textile Products – 0.4%
Ralph Lauren Corp.,
3.75%, 9/15/25	6,000	5,953
Asset Management – 3.8%
BlackRock Funding, Inc.,
4.60%, 7/26/27	28,340	28,409
Blackstone Private Credit Fund,
2.70%, 1/15/25	7,920	7,912
4.95%, 9/26/27 (1)	2,310	2,282
Blue Owl Credit Income Corp.,
5.50%, 3/21/25	4,095	4,096
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 5.52%, 3/3/27 (3)	20,000	20,219
		62,918
Automotive – 3.4%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.45%), 4.89%, 6/13/25 (3)	2,000	2,002
FIXED INCOME FUNDS 265 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.5% continued
Automotive – 3.4%continued
(Floating, U.S. SOFR + 0.72%), 5.32%, 10/22/27 (3)	$10,000	$9,998
Ford Motor Credit Co. LLC,
4.13%, 8/4/25	6,650	6,609
(Floating, U.S. SOFR + 2.95%), 7.41%, 3/6/26 (3)	1,030	1,050
Hyundai Capital America,
5.45%, 6/24/26 (1)	4,000	4,027
5.95%, 9/21/26 (1)	4,000	4,073
(Floating, U.S. SOFR + 1.50%), 6.18%, 1/8/27 (1) (3)	10,000	10,117
(Floating, U.S. SOFR + 0.00%), 5.46%, 6/24/27 (1) (3)	10,000	10,032
Nissan Motor Acceptance Co. LLC,
5.30%, 9/13/27 (1)	2,790	2,758
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR Compounded Index + 0.45%), 5.11%, 4/10/26 (3)	5,180	5,183
		55,849
Banking – 8.8%
Citibank N.A.,
5.44%, 4/30/26	1,600	1,614
4.93%, 8/6/26	7,200	7,234
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.69%), 5.28%, 1/25/26 (3)	12,100	12,106
(Floating, U.S. SOFR + 1.28%), 5.77%, 2/24/28 (3)	21,000	21,275
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.19%, 9/22/27 (3)	15,100	15,175
(Floating, U.S. SOFR + 1.18%), 5.67%, 2/24/28 (3)	13,000	13,147
JPMorgan Chase Bank N.A.,
(Floating, U.S. SOFR + 0.62%), 5.20%, 4/29/26 (3)	3,000	3,011
KeyBank N.A.,
4.15%, 8/8/25	3,800	3,780
KeyCorp,
(Variable, U.S. SOFR Compounded Index + 1.25%), 5.78%, 5/23/25 (3)	7,700	7,707
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.5% continued
Banking – 8.8%continued
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 5.35%, 5/26/28 (3)	$15,000	$15,062
PNC Bank N.A.,
(Floating, U.S. SOFR + 0.50%), 4.90%, 1/15/27 (3)	6,500	6,502
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (6)	3,105	3,199
Santander Holdings U.S.A., Inc.,
3.45%, 6/2/25	2,031	2,019
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27 (6)	2,850	2,892
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.05%), 6.05%, 6/8/27 (6)	6,000	6,099
U.S. Bancorp,
1.45%, 5/12/25	2,859	2,826
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 5.91%, 4/25/26 (3)	14,700	14,750
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	8,049
		146,447
Beverages – 0.7%
Pepsico Singapore Financing I Pte. Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.56%), 5.06%, 2/16/27(3)	12,000	12,044
Biotechnology & Pharmaceuticals – 0.1%
Bristol-Myers Squibb Co.,
(Floating, U.S. SOFR + 0.49%), 4.98%, 2/20/26 (3)	636	638
Eli Lilly & Co.,
4.15%, 8/14/27	650	646
		1,284
E-Commerce Discretionary – 0.5%
eBay, Inc.,
5.90%, 11/22/25	8,750	8,837
NORTHERN FUNDS QUARTERLY REPORT  266 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.5% continued
Electric Utilities – 1.3%
Consolidated Edison Co. of New York, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.52%), 5.02%, 11/18/27 (3)	$6,200	$6,236
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	15,600	15,582
		21,818
Entertainment Content – 0.3%
Take-Two Interactive Software, Inc.,
3.55%, 4/14/25	5,340	5,320
Food – 1.0%
General Mills, Inc.,
5.24%, 11/18/25	1,940	1,940
4.70%, 1/30/27	2,291	2,290
Kraft Heinz Foods Co.,
3.00%, 6/1/26	6,000	5,857
McCormick & Co., Inc.,
3.25%, 11/15/25	5,000	4,927
The Campbell's Co.,
5.30%, 3/20/26	1,000	1,007
		16,021
Health Care Facilities & Services – 1.0%
Cencora, Inc.,
4.63%, 12/15/27	3,280	3,280
Elevance Health, Inc.,
4.50%, 10/30/26	2,320	2,314
HCA, Inc.,
5.88%, 2/15/26	5,000	5,025
UnitedHealth Group, Inc.,
(Floating, U.S. SOFR + 0.50%), 5.14%, 7/15/26 (3)	5,700	5,719
		16,338
Home Construction – 0.3%
D.R. Horton, Inc.,
2.60%, 10/15/25	5,000	4,917
Institutional Financial Services – 4.2%
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	1,500	1,495
(Floating, U.S. SOFR + 0.81%), 5.27%, 3/9/27 (3)	25,000	25,013
Intercontinental Exchange, Inc.,
3.65%, 5/23/25	600	598
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.5% continued
Institutional Financial Services – 4.2%continued
Morgan Stanley,
(Floating, U.S. SOFR + 0.95%), 5.45%, 2/18/26 (3)	$8,889	$8,898
(Floating, U.S. SOFR + 1.02%), 5.65%, 4/13/28 (3)	11,000	11,076
Nasdaq, Inc.,
5.65%, 6/28/25 (7)	8,000	8,034
State Street Bank & Trust Co.,
(Floating, U.S. SOFR + 0.46%), 4.95%, 11/25/26 (3)	5,240	5,246
State Street Corp.,
5.27%, 8/3/26	2,070	2,090
4.33%, 10/22/27	8,040	7,992
		70,442
Insurance – 3.0%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	13,050	12,994
Brighthouse Financial Global Funding,
1.75%, 1/13/25 (1)	700	699
Corebridge Financial, Inc.,
3.50%, 4/4/25	12,900	12,854
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	15,220	15,207
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.22%, 11/8/27 (3)	5,280	5,321
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 5.10%, 4/2/27 (1) (3)	2,480	2,489
		49,564
IT Services – 0.2%
Accenture Capital, Inc.,
3.90%, 10/4/27	3,930	3,873
Leisure Facilities & Services – 0.5%
Marriott International, Inc.,
3.75%, 10/1/25	8,500	8,439
Machinery – 1.6%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,726
CNH Industrial Capital LLC,
3.95%, 5/23/25	6,090	6,069
4.50%, 10/8/27	2,620	2,597
FIXED INCOME FUNDS 267 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.5% continued
Machinery – 1.6%continued
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.60%), 5.24%, 4/19/27 (3)	$10,000	$10,050
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	5,870	5,868
		26,310
Medical Equipment & Devices – 1.5%
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,706
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	10,000	10,067
Stryker Corp.,
3.50%, 3/15/26	7,000	6,906
		24,679
Oil & Gas Services & Equipment – 0.8%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	12,874
Oil & Gas Supply Chain – 0.7%
Enbridge Energy Partners L.P.,
5.88%, 10/15/25	4,400	4,423
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,241
Williams (The) Cos., Inc.,
5.40%, 3/2/26	5,110	5,145
		11,809
Real Estate Investment Trusts – 0.8%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.60%), 5.19%, 7/25/25 (3)	1,730	1,733
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.34%, 4/16/27 (3)	4,720	4,744
Simon Property Group L.P.,
3.50%, 9/1/25	7,227	7,176
		13,653
Retail - Consumer Staples – 0.1%
Walmart, Inc.,
4.00%, 4/15/26	1,785	1,777
Retail - Discretionary – 0.7%
AutoNation, Inc.,
4.50%, 10/1/25	1,000	996
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.5% continued
Retail - Discretionary – 0.7%continued
AutoZone, Inc.,
5.05%, 7/15/26	$2,980	$2,997
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,923
Ross Stores, Inc.,
4.60%, 4/15/25	5,323	5,316
		11,232
Semiconductors – 0.7%
Intel Corp.,
3.70%, 7/29/25	10,000	9,933
4.88%, 2/10/26	795	795
		10,728
Software – 0.2%
Oracle Corp.,
5.80%, 11/10/25	4,030	4,070
Specialty Finance – 2.5%
Air Lease Corp.,
3.38%, 7/1/25	5,733	5,689
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 5.20%, 11/4/26 (3)	12,996	13,003
(Floating, U.S. SOFR Compounded Index + 0.93%), 5.51%, 7/26/28 (3)	10,000	10,054
Aviation Capital Group LLC,
4.88%, 10/1/25 (1)	4,300	4,294
Synchrony Financial,
4.88%, 6/13/25	9,047	9,038
		42,078
Steel – 0.3%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,321
Technology Hardware – 0.9%
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25	12,987	12,986
4.45%, 9/25/26	2,270	2,258
		15,244
NORTHERN FUNDS QUARTERLY REPORT  268 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.5% continued
Telecommunications – 0.2%
AT&T, Inc.,
1.70%, 3/25/26	$2,831	$2,729
Total Corporate Bonds
(Cost $670,762)		672,568

FOREIGN ISSUER BONDS – 38.0%
Asset Management – 0.3%
UBS A.G.,
7.95%, 1/9/25	5,517	5,519
Automotive – 1.3%
BMW U.S. Capital LLC,
4.90%, 4/2/27 (1)	3,000	3,008
Kia Corp.,
2.38%, 2/14/25 (1)	7,080	7,058
Mercedes-Benz Finance North America LLC,
(Floating, U.S. SOFR + 0.93%), 5.36%, 3/30/25 (1) (3)	2,000	2,004
5.38%, 8/1/25 (1)	2,410	2,419
4.75%, 8/1/27 (1)	7,350	7,338
		21,827
Banking – 32.1%
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.65%), 5.08%, 9/30/27 (1) (3)	2,000	2,004
Banco Santander S.A.,
5.15%, 8/18/25	6,200	6,206
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.06%, 9/15/26 (3)	25,800	25,830
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 5.39%, 1/27/27 (1) (3)	21,000	21,064
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 5.02%, 3/2/26 (3)	30,000	30,015
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 4.96%, 2/4/25 (1) (3)	35,000	35,005
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 38.0% continued
Banking – 32.1%continued
Barclays PLC,
(Floating, U.S. SOFR + 1.49%), 5.93%, 3/12/28 (3)	$10,000	$10,117
BPCE S.A.,
(Floating, U.S. SOFR + 0.96%), 5.39%, 9/25/25 (1) (3)	2,000	2,008
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 4.82%, 7/7/25 (1) (3)	2,800	2,802
(Floating, U.S. SOFR + 0.75%), 5.19%, 3/13/26 (1) (3)	7,000	7,029
(Floating, U.S. SOFR + 0.52%), 4.96%, 6/15/26 (1) (3)	24,500	24,527
Cooperatieve Rabobank UA,
(Floating, U.S. SOFR Compounded Index + 0.89%), 5.52%, 10/17/29 (3)	17,600	17,645
Credit Agricole S.A.,
(Floating, U.S. SOFR + 0.87%), 5.32%, 3/11/27 (1) (3)	4,660	4,679
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (6)	8,080	7,978
(Floating, U.S. SOFR + 1.21%), 5.66%, 9/11/28 (1) (3)	6,000	6,038
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (6)	4,135	4,136
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (6)	4,060	4,094
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.72%, 11/16/27 (3)	7,500	7,527
Federation des Caisses Desjardins du Quebec,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (6)	14,030	14,032
HSBC Holdings PLC,
(Floating, CME Term SOFR 3M + 1.64%), 6.03%, 9/12/26 (3)	2,816	2,835
(Floating, U.S. SOFR + 1.04%), 5.54%, 11/19/28 (3)	5,200	5,228
FIXED INCOME FUNDS 269 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 38.0% continued
Banking – 32.1%continued
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.44%, 4/1/27 (3)	$27,000	$27,127
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (6)	7,700	7,683
(Floating, U.S. SOFR Compounded Index + 1.06%), 5.55%, 11/26/28 (3)	15,000	15,032
Macquarie Bank Ltd.,
5.27%, 7/2/27 (1)	9,430	9,575
Mitsubishi UFJ Financial Group, Inc.,
(Floating, U.S. SOFR + 0.94%), 5.44%, 2/20/26 (3)	3,000	3,003
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.62%), 5.07%, 6/11/27 (1) (3)	11,220	11,225
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.00%), 5.46%, 7/2/27 (3)	7,260	7,286
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.79%, 2/16/28 (1) (3)	10,700	10,780
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.19%, 9/29/26 (1) (3)	32,900	32,963
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 5.42%, 6/6/25 (1) (3)	12,200	12,235
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 5.15%, 4/27/26 (3)	20,900	20,931
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.14%, 11/2/26 (3)	14,237	14,253
Skandinaviska Enskilda Banken AB,
(Floating, U.S. SOFR + 0.96%), 5.42%, 6/9/25 (1) (3)	5,000	5,015
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 5.54%, 1/14/27 (3)	5,840	5,890
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 38.0% continued
Banking – 32.1%continued
(Floating, U.S. SOFR + 1.17%), 5.86%, 7/9/29 (3)	$9,807	$9,941
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27 (1)	5,000	4,957
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.91%), 5.37%, 6/10/25 (1) (3)	10,000	10,027
(Floating, U.S. SOFR + 0.66%), 5.14%, 5/28/27 (1) (3)	16,220	16,292
Swedbank AB,
6.14%, 9/12/26 (1)	7,000	7,148
(Floating, U.S. SOFR + 1.03%), 5.52%, 11/20/29 (1) (3)	7,700	7,723
Toronto-Dominion Bank (The),
5.53%, 7/17/26	5,000	5,057
(Floating, U.S. SOFR + 0.59%), 5.04%, 9/10/26 (3)	20,000	19,991
Westpac Banking Corp.,
(Floating, U.S. SOFR + 1.00%), 5.48%, 8/26/25 (3)	8,230	8,266
(Floating, U.S. SOFR + 0.52%), 4.99%, 6/3/26 (3)	4,200	4,204
(Floating, U.S. SOFR + 0.46%), 4.98%, 10/20/26 (3)	16,000	16,015
		533,418
Electric Utilities – 0.3%
Enel Finance International N.V.,
4.50%, 6/15/25(1)	4,400	4,387
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,787
Industrial Support Services – 0.6%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	9,720	9,889
Institutional Financial Services – 0.9%
Mizuho Markets Cayman L.P.,
(Floating, U.S. SOFR + 0.53%), 4.93%, 1/9/26(1) (3)	14,600	14,607
Specialty Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.50%, 7/15/25	9,500	9,561
NORTHERN FUNDS QUARTERLY REPORT  270 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 38.0% continued
Specialty Finance – 0.9%continued
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (1)	$4,600	$4,559
		14,120
Transportation & Logistics – 0.4%
Canadian Pacific Railway Co.,
2.90%, 2/1/25	7,000	6,986
Transportation Equipment – 0.9%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27 (1)	4,000	4,009
(Floating, U.S. SOFR + 0.00%), 5.39%, 9/25/27 (1) (3)	10,720	10,755
		14,764
Total Foreign Issuer Bonds
(Cost $628,778)		630,304

U.S. GOVERNMENT AGENCIES – 0.4% (8)
Fannie Mae – 0.2%
Pool #FM3019,
3.50%, 2/1/35	1,785	1,700
Pool #MA3932,
3.50%, 2/1/35	1,560	1,483
		3,183
Freddie Mac – 0.1%
Pool #ZS8641,
2.50%, 2/1/32	2,474	2,330
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	896	876
Total U.S. Government Agencies
(Cost $6,963)		6,389

U.S. GOVERNMENT OBLIGATIONS – 6.2%
U.S. Treasury Notes – 6.2%
4.38%, 7/31/26	3,000	3,005
4.38%, 8/15/26	10,000	10,018
3.75%, 8/31/26	10,000	9,920
4.63%, 9/15/26	15,000	15,089
4.63%, 11/15/26	30,000	30,193
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 6.2%continued
U.S. Treasury Notes – 6.2%continued
4.13%, 2/15/27	$25,000	$24,930
4.50%, 4/15/27	10,000	10,049
		103,204
Total U.S. Government Obligations
(Cost $102,932)		103,204

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(9) (10)	91,718,160	$91,718
Total Investment Companies
(Cost $91,718)		91,718

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
U.S. Treasury Bill,
4.80%, 4/17/25(4)	$10,000	$9,878
Total Short-Term Investments
(Cost $9,857)		9,878

Total Investments – 99.4%
(Cost $1,646,016)		1,649,124
Other Assets less Liabilities – 0.6%		10,448
NET ASSETS – 100.0%		$1,659,572

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately
$457,482,000 or 27.6% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2024 is disclosed.
(3)	Variable or floating rate security. Rate as of December 31, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Restricted security.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(7)	Investment in affiliate.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2024 is disclosed.

FIXED INCOME FUNDS 271 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$129,083	$—	$129,083
Commercial Paper	—	5,980	—	5,980
Corporate Bonds(1)	—	672,568	—	672,568
Foreign Issuer Bonds(1)	—	630,304	—	630,304
U.S. Government Agencies(1)	—	6,389	—	6,389
U.S. Government Obligations	—	103,204	—	103,204
Investment Companies	91,718	—	—	91,718
Short-Term Investments	—	9,878	—	9,878
Total Investments	$91,718	$1,557,406	$—	$1,649,124

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	ACCRUED PREMIUM (DISCOUNT) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$10,033	—	$2,012	$16	$9	$(12)	$423	$8,034	$8,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$67,955	$731,086	$707,323	$—	$—		$1,447	$91,718	$91,718,160
Total	$77,988	$731,086	$709,335	$16	$9	$(12)	$1,870	$99,752	$99,718,160
NORTHERN FUNDS QUARTERLY REPORT  272 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 1.6%
Sovereign Agencies – 1.6%
Resolution Funding Corp. Interest Strip,
0.00%, 10/15/28(1)	$425	$359
Total Corporate Bonds
(Cost $361)		359

U.S. GOVERNMENT AGENCIES – 5.4% (2)
Fannie Mae – 3.0%
Pool #555649,
7.50%, 10/1/32	7	7
Pool #BH9277,
3.50%, 2/1/48	107	96
Pool #CB7509,
6.00%, 11/1/53	74	75
Pool #DA0021,
6.00%, 9/1/53	67	68
Pool #FS3063,
4.50%, 10/1/52	164	155
Pool #FS4669,
6.00%, 3/1/53	71	72
Pool #FS5952,
6.50%, 10/1/53	59	61
Pool #FS6176,
5.00%, 12/1/47	61	61
Pool #FS6177,
6.50%, 5/1/40	65	67
		662
Freddie Mac – 2.0%
Pool #RA8880,
5.50%, 4/1/53	87	86
Pool #SD1360,
5.50%, 7/1/52	94	93
Pool #SD2347,
5.50%, 2/1/53	71	71
Pool #SD2665,
6.00%, 4/1/53	84	86
Pool #SD3817,
6.00%, 9/1/53	110	111
Pool #ZS7735,
2.00%, 1/1/32	1	1
		448
Freddie Mac Gold – 0.1%
Pool #G30926,
3.50%, 4/1/36	17	16
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 5.4% (2)continued
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$62	$56
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	2	2
Pool #783489,
5.00%, 6/15/25(3)	—	—
		2
Total U.S. Government Agencies
(Cost $1,197)		1,184

U.S. GOVERNMENT OBLIGATIONS – 92.0%
U.S. Treasury Bonds – 19.4%
4.50%, 8/15/39	50	49
4.38%, 11/15/39	100	96
1.13%, 5/15/40	250	151
4.25%, 11/15/40	175	165
3.88%, 2/15/43	500	442
3.88%, 5/15/43	385	339
4.38%, 8/15/43	375	353
4.75%, 11/15/43	135	133
4.63%, 5/15/44	100	97
4.63%, 11/15/44	130	126
2.75%, 11/15/47	430	302
3.38%, 11/15/48	280	219
2.88%, 5/15/49	75	53
2.38%, 11/15/49	430	274
1.38%, 8/15/50	250	122
2.38%, 5/15/51	500	315
4.75%, 11/15/53	545	540
4.63%, 5/15/54	225	219
4.25%, 8/15/54	175	160
4.50%, 11/15/54	125	119
		4,274
U.S. Treasury Inflation Indexed Notes – 1.4%
0.13%, 4/15/26	126	148
0.13%, 4/15/27	137	147
0.13%, 7/15/30	2	2
		297
U.S. Treasury Notes – 71.2%
4.00%, 2/15/26	35	35
FIXED INCOME FUNDS 273 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 92.0%continued
U.S. Treasury Notes – 71.2%continued
0.75%, 3/31/26	$70	$67
0.88%, 6/30/26	302	287
1.88%, 6/30/26	295	285
4.63%, 6/30/26	200	201
0.63%, 7/31/26	299	283
4.38%, 7/31/26	250	250
1.50%, 8/15/26	750	718
0.75%, 8/31/26	293	277
3.75%, 8/31/26	135	134
3.50%, 9/30/26	375	370
1.13%, 10/31/26	211	199
4.13%, 10/31/26	250	249
4.25%, 11/30/26	50	50
4.25%, 12/31/26	575	575
4.00%, 1/15/27	400	398
1.50%, 1/31/27	115	109
0.63%, 3/31/27	92	85
4.50%, 5/15/27	250	251
0.50%, 5/31/27	107	98
4.63%, 6/15/27	100	101
4.38%, 7/15/27	200	201
0.38%, 9/30/27	311	280
2.25%, 11/15/27	126	119
4.13%, 11/15/27	50	50
0.63%, 11/30/27	36	32
3.88%, 11/30/27	313	309
4.00%, 12/15/27	360	357
0.75%, 1/31/28	104	93
3.50%, 4/30/28	500	487
1.25%, 5/31/28	215	194
3.63%, 5/31/28	500	489
4.00%, 6/30/28	250	247
2.88%, 8/15/28	245	233
1.13%, 8/31/28	208	186
4.38%, 8/31/28	400	400
3.13%, 11/15/28	588	563
4.00%, 1/31/29	200	197
4.13%, 3/31/29	100	99
4.50%, 5/31/29	100	101
4.00%, 7/31/29	100	98
3.63%, 8/31/29	100	97
4.13%, 10/31/29	65	64
4.38%, 12/31/29	260	260
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 92.0%continued
U.S. Treasury Notes – 71.2%continued
4.00%, 2/28/30	$200	$196
4.13%, 8/31/30	1,850	1,821
4.38%, 11/30/30	350	349
3.75%, 12/31/30	200	193
4.00%, 1/31/31	100	98
4.25%, 2/28/31	150	148
4.63%, 4/30/31	75	76
4.63%, 5/31/31	200	202
4.25%, 6/30/31	150	148
4.13%, 7/31/31	250	245
3.75%, 8/31/31	100	96
3.63%, 9/30/31	100	95
4.13%, 10/31/31	65	64
4.13%, 11/30/31	200	196
4.50%, 12/31/31	210	210
3.50%, 2/15/33	180	168
3.38%, 5/15/33	300	276
4.00%, 2/15/34	465	445
4.38%, 5/15/34	175	172
3.88%, 8/15/34	125	118
4.25%, 11/15/34	155	151
		15,645
Total U.S. Government Obligations
(Cost $20,896)		20,216

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(4) (5)	1,352,595	$1,352
Total Investment Companies
(Cost $1,353)		1,352

NORTHERN FUNDS QUARTERLY REPORT  274 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued	December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.29%, 3/27/25(6) (7)	$25	$25
Total Short-Term Investments
(Cost $25)		25

Total Investments – 105.3%
(Cost $23,832)		23,136
Liabilities less Other Assets – (5.3%)		(1,158)
NET ASSETS – 100.0%		$21,978

(1)	Zero coupon bond.
(2)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	Principal Amount and Value rounds to less than one thousand.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2024 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	14	$2,879	Long	3/25	$—*

*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds	$—	$359	$—	$359
U.S. Government Agencies(1)	—	1,184	—	1,184
U.S. Government Obligations(1)	—	20,216	—	20,216
Investment Companies	1,352	—	—	1,352
Short-Term Investments	—	25	—	25
Total Investments	$1,352	$21,784	$—	$23,136
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$— *	$—	$—	$— *

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122	$4,438	$3,207	$6	$1,352	1,352,595
FIXED INCOME FUNDS 275 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

U.S. TREASURY INDEX FUND	December 31, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Bonds – 20.1%
6.00%, 2/15/26	$10	$10
6.50%, 11/15/26	35	37
6.38%, 8/15/27	20	21
6.13%, 11/15/27	40	42
5.50%, 8/15/28	50	52
5.25%, 11/15/28	50	52
6.13%, 8/15/29	20	21
6.25%, 5/15/30	75	82
5.38%, 2/15/31	50	52
4.50%, 2/15/36	45	45
4.75%, 2/15/37	25	25
5.00%, 5/15/37	35	36
4.38%, 2/15/38	50	49
4.50%, 5/15/38	45	44
3.50%, 2/15/39	50	44
4.25%, 5/15/39	50	48
4.50%, 8/15/39	50	49
4.38%, 11/15/39	50	48
4.63%, 2/15/40	50	49
1.13%, 5/15/40	250	151
4.38%, 5/15/40	65	62
1.13%, 8/15/40	300	179
3.88%, 8/15/40	50	45
1.38%, 11/15/40	325	201
4.25%, 11/15/40	75	71
1.88%, 2/15/41	370	248
4.75%, 2/15/41	95	95
2.25%, 5/15/41	300	213
4.38%, 5/15/41	40	38
1.75%, 8/15/41	410	266
3.75%, 8/15/41	100	88
2.00%, 11/15/41	345	232
3.13%, 11/15/41	70	56
2.38%, 2/15/42	300	214
3.13%, 2/15/42	100	80
3.00%, 5/15/42	55	43
3.25%, 5/15/42	225	183
2.75%, 8/15/42	80	60
3.38%, 8/15/42	150	124
2.75%, 11/15/42	165	124
4.00%, 11/15/42	200	180
3.13%, 2/15/43	105	83
3.88%, 2/15/43	220	194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Bonds – 20.1%continued
2.88%, 5/15/43	$175	$133
3.88%, 5/15/43	200	176
3.63%, 8/15/43	100	85
4.38%, 8/15/43	250	236
3.75%, 11/15/43	130	112
4.75%, 11/15/43	225	222
3.63%, 2/15/44	130	110
4.50%, 2/15/44	230	220
3.38%, 5/15/44	125	101
4.63%, 5/15/44	225	218
3.13%, 8/15/44	175	136
4.13%, 8/15/44	200	181
3.00%, 11/15/44	130	99
4.63%, 11/15/44	100	97
2.50%, 2/15/45	150	104
3.00%, 5/15/45	100	76
2.88%, 8/15/45	125	92
3.00%, 11/15/45	80	60
2.50%, 2/15/46	150	103
2.50%, 5/15/46	140	95
2.25%, 8/15/46	175	113
2.88%, 11/15/46	85	62
3.00%, 2/15/47	165	122
3.00%, 5/15/47	125	93
2.75%, 8/15/47	175	123
2.75%, 11/15/47	175	123
3.00%, 2/15/48	165	121
3.13%, 5/15/48	225	169
3.00%, 8/15/48	225	165
3.38%, 11/15/48	250	196
3.00%, 2/15/49	250	182
2.88%, 5/15/49	250	178
2.25%, 8/15/49	250	155
2.38%, 11/15/49	225	143
2.00%, 2/15/50	285	166
1.25%, 5/15/50	330	157
1.38%, 8/15/50	375	183
1.63%, 11/15/50	370	193
1.88%, 2/15/51	410	228
2.38%, 5/15/51	410	258
2.00%, 8/15/51	405	232
1.88%, 11/15/51	390	216
2.25%, 2/15/52	350	213
NORTHERN FUNDS QUARTERLY REPORT  276 FIXED INCOME FUNDS

Schedule of Investments

U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Bonds – 20.1%continued
2.88%, 5/15/52	$325	$228
3.00%, 8/15/52	315	226
4.00%, 11/15/52	310	271
3.63%, 2/15/53	315	256
3.63%, 5/15/53	310	252
4.13%, 8/15/53	350	312
4.75%, 11/15/53	365	362
4.25%, 2/15/54	375	343
4.63%, 5/15/54	383	373
4.25%, 8/15/54	384	351
4.50%, 11/15/54	140	134
		13,591
U.S. Treasury Notes – 79.1%
3.88%, 1/15/26	200	199
0.38%, 1/31/26	350	336
2.63%, 1/31/26	150	147
4.25%, 1/31/26	200	200
1.63%, 2/15/26	250	243
4.00%, 2/15/26	200	199
0.50%, 2/28/26	300	287
2.50%, 2/28/26	100	98
4.63%, 2/28/26	400	402
4.63%, 3/15/26	200	201
0.75%, 3/31/26	300	287
2.25%, 3/31/26	150	146
4.50%, 3/31/26	400	401
3.75%, 4/15/26	300	298
0.75%, 4/30/26	250	239
2.38%, 4/30/26	25	24
4.88%, 4/30/26	450	453
1.63%, 5/15/26	300	290
3.63%, 5/15/26	300	298
0.75%, 5/31/26	300	286
2.13%, 5/31/26	175	170
4.88%, 5/31/26	400	403
4.13%, 6/15/26	300	299
0.88%, 6/30/26	350	333
1.88%, 6/30/26	125	121
4.63%, 6/30/26	250	251
4.50%, 7/15/26	250	251
0.63%, 7/31/26	350	331
1.88%, 7/31/26	200	193
4.38%, 7/31/26	400	401
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 79.1%continued
1.50%, 8/15/26	$320	$306
4.38%, 8/15/26	300	301
0.75%, 8/31/26	340	321
1.38%, 8/31/26	135	129
3.75%, 8/31/26	385	382
4.63%, 9/15/26	245	246
0.88%, 9/30/26	350	330
1.63%, 9/30/26	150	143
4.63%, 10/15/26	200	201
1.13%, 10/31/26	350	331
1.63%, 10/31/26	125	119
4.13%, 10/31/26	390	389
2.00%, 11/15/26	285	274
4.63%, 11/15/26	265	267
1.25%, 11/30/26	330	312
1.63%, 11/30/26	120	114
4.25%, 11/30/26	400	400
4.38%, 12/15/26	300	301
1.25%, 12/31/26	320	302
1.75%, 12/31/26	125	119
4.25%, 12/31/26	200	200
4.00%, 1/15/27	250	249
1.50%, 1/31/27	425	402
2.25%, 2/15/27	250	240
4.13%, 2/15/27	300	299
1.13%, 2/28/27	80	75
1.88%, 2/28/27	300	285
4.25%, 3/15/27	310	310
0.63%, 3/31/27	130	120
2.50%, 3/31/27	285	274
4.50%, 4/15/27	320	322
0.50%, 4/30/27	175	160
2.75%, 4/30/27	270	261
2.38%, 5/15/27	300	287
4.50%, 5/15/27	325	327
0.50%, 5/31/27	170	155
2.63%, 5/31/27	265	255
4.63%, 6/15/27	320	323
0.50%, 6/30/27	200	182
3.25%, 6/30/27	265	259
4.38%, 7/15/27	320	321
0.38%, 7/31/27	200	181
2.75%, 7/31/27	255	246
FIXED INCOME FUNDS 277 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 79.1%continued
2.25%, 8/15/27	$250	$238
3.75%, 8/15/27	320	316
0.50%, 8/31/27	200	181
3.13%, 8/31/27	250	243
3.38%, 9/15/27	150	147
0.38%, 9/30/27	300	270
4.13%, 9/30/27	275	274
3.88%, 10/15/27	300	297
0.50%, 10/31/27	265	238
4.13%, 10/31/27	225	224
2.25%, 11/15/27	200	189
4.13%, 11/15/27	320	319
0.63%, 11/30/27	275	248
3.88%, 11/30/27	230	227
0.63%, 12/31/27	310	278
3.88%, 12/31/27	225	222
0.75%, 1/31/28	340	305
3.50%, 1/31/28	225	220
2.75%, 2/15/28	300	286
1.13%, 2/29/28	325	295
4.00%, 2/29/28	240	238
1.25%, 3/31/28	315	286
3.63%, 3/31/28	250	245
1.25%, 4/30/28	350	317
3.50%, 4/30/28	250	244
2.88%, 5/15/28	325	310
1.25%, 5/31/28	340	307
3.63%, 5/31/28	265	259
1.25%, 6/30/28	300	270
4.00%, 6/30/28	300	297
1.00%, 7/31/28	390	347
4.13%, 7/31/28	175	174
2.88%, 8/15/28	390	371
1.13%, 8/31/28	400	357
4.38%, 8/31/28	325	325
1.25%, 9/30/28	300	268
4.63%, 9/30/28	300	303
1.38%, 10/31/28	400	358
4.88%, 10/31/28	200	204
3.13%, 11/15/28	375	359
1.50%, 11/30/28	350	314
4.38%, 11/30/28	300	300
1.38%, 12/31/28	310	276
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 79.1%continued
3.75%, 12/31/28	$320	$313
1.75%, 1/31/29	300	271
4.00%, 1/31/29	325	320
2.63%, 2/15/29	340	318
1.88%, 2/28/29	300	272
4.25%, 2/28/29	350	348
2.38%, 3/31/29	300	277
4.13%, 3/31/29	300	297
2.88%, 4/30/29	250	235
4.63%, 4/30/29	390	394
2.38%, 5/15/29	300	276
2.75%, 5/31/29	200	187
4.50%, 5/31/29	390	392
3.25%, 6/30/29	225	215
4.25%, 6/30/29	390	388
2.63%, 7/31/29	200	186
4.00%, 7/31/29	400	394
1.63%, 8/15/29	255	226
3.13%, 8/31/29	200	189
3.63%, 8/31/29	450	436
3.50%, 9/30/29	250	241
3.88%, 9/30/29	75	73
4.00%, 10/31/29	200	197
4.13%, 10/31/29	390	385
1.75%, 11/15/29	185	164
3.88%, 11/30/29	200	195
4.13%, 11/30/29	390	386
3.88%, 12/31/29	195	190
4.38%, 12/31/29	275	275
3.50%, 1/31/30	195	187
1.50%, 2/15/30	325	282
4.00%, 2/28/30	200	196
3.63%, 3/31/30	195	188
3.50%, 4/30/30	150	144
0.63%, 5/15/30	460	377
3.75%, 5/31/30	150	145
3.75%, 6/30/30	200	193
4.00%, 7/31/30	150	147
0.63%, 8/15/30	600	487
4.13%, 8/31/30	200	197
4.63%, 9/30/30	205	207
4.88%, 10/31/30	200	204
0.88%, 11/15/30	605	495
NORTHERN FUNDS QUARTERLY REPORT  278 FIXED INCOME FUNDS

Schedule of Investments

U.S. TREASURY INDEX FUND continued	December 31, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 79.1%continued
4.38%, 11/30/30	$215	$214
3.75%, 12/31/30	220	212
4.00%, 1/31/31	225	219
1.13%, 2/15/31	620	512
4.25%, 2/28/31	200	198
4.13%, 3/31/31	240	236
4.63%, 4/30/31	250	252
1.63%, 5/15/31	590	498
4.63%, 5/31/31	170	171
4.25%, 6/30/31	200	197
4.13%, 7/31/31	250	245
1.25%, 8/15/31	600	490
3.75%, 8/31/31	220	211
3.63%, 9/30/31	250	238
4.13%, 10/31/31	250	245
1.38%, 11/15/31	600	490
4.13%, 11/30/31	245	240
4.50%, 12/31/31	150	150
1.88%, 2/15/32	575	484
2.88%, 5/15/32	565	507
2.75%, 8/15/32	550	488
4.13%, 11/15/32	550	536
3.50%, 2/15/33	550	512
3.38%, 5/15/33	550	505
3.88%, 8/15/33	600	571
4.50%, 11/15/33	630	627
4.00%, 2/15/34	665	637
4.38%, 5/15/34	665	655
3.88%, 8/15/34	665	629
4.25%, 11/15/34	400	390
		53,601
Total U.S. Government Obligations
(Cost $73,962)		67,192

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(1) (2)	141,812	$142
Total Investment Companies
(Cost $142)		142

Total Investments – 99.4%
(Cost $74,104)		67,334
Other Assets less Liabilities – 0.6%		387
NET ASSETS – 100.0%		$67,721

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2024 is disclosed.
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$67,192	$—	$67,192
Investment Companies	142	—	—	142
Total Investments	$142	$67,192	$—	$67,334

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$540	$16,417	$16,815	$14	$142	141,812
FIXED INCOME FUNDS 279 NORTHERN FUNDS QUARTERLY REPORT